UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09997

BAIRD FUNDS, INC.
 (Exact name of Registrant as specified in charter)

777 EAST WISCONSIN AVENUE, FLOOR 18
MILWAUKEE, WI 53202
 (Address of principal executive offices) (Zip code)

ANDREW D. KETTER
ROBERT W. BAIRD & CO. INCORPORATED
777 EAST WISCONSIN AVENUE
MILWAUKEE, WI 53202
 (Name and address of agent for service)

1-866-442-2473
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2016

Item 1. Schedule of Investments.

The Baird Long-Term Credit Bond Fund, while registered, has not yet commenced operations, and has no holdings to report for the period.

Baird Ultra Short Bond Fund
Schedule of Investments
September 30, 2016 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
0.500%, 02/28/2017	$14,500,000	$14,508,279
0.625%, 05/31/2017	4,000,000	4,000,780
2.375%, 07/31/2017	47,200,000	47,872,978
		66,382,037	20.2%
Corporate Bonds
Finance
ABN AMRO Bank NV:
1.543%, 10/28/2016 (Acquired 01/03/2014 through 10/03/2014, Cost $325,047) ∞ * f	325,000	325,179
4.250%, 02/02/2017 (Acquired 11/16/2015 through 08/16/2016, Cost $2,220,703) * f	2,198,000	2,218,397
Aetna, Inc.,
1.491%, 12/08/2017 ∞	2,000,000	2,004,738
American Express Bank FSB,
6.000%, 09/13/2017	2,000,000	2,086,004
American International Group, Inc.,
5.600%, 10/18/2016	1,500,000	1,502,734
Australia and New Zealand Banking Group Ltd.,
1.119%, 01/16/2018 (Acquired 01/12/2015, Cost $1,000,000) ∞ * f	1,000,000	1,000,586
Banco Santander (Chile),
1.565%, 04/11/2017 (Acquired 04/08/2014, Cost $200,000) ∞ * f	200,000	200,160
Bank of America NA,
5.300%, 03/15/2017	2,000,000	2,034,962
Bank of Montreal,
1.265%, 04/09/2018 ∞ f	1,095,000	1,098,077
BB&T Corp.,
1.417%, 02/01/2019 ∞	880,000	882,238
BNP Paribas SA,
1.248%, 05/07/2017 ∞ f	1,000,000	1,000,899
BPCE SA,
1.657%, 02/10/2017 ∞ f	500,000	500,767
Caisse Centrale Desjardins:
1.195%, 09/12/2017 (Acquired 05/26/2016, Cost $99,720) ∞ * f	100,000	99,877
1.550%, 09/12/2017 (Acquired 08/23/2016 through 09/23/2016, Cost $952,197) * f	950,000	951,511
1.417%, 01/29/2018 (Acquired 01/26/2015, Cost $1,000,000) ∞ * f	1,000,000	998,767
Capital One NA/Mclean VA:
1.500%, 09/05/2017	2,000,000	1,998,852
1.458%, 02/05/2018 ∞	500,000	500,537
Citigroup, Inc.,
1.385%, 03/10/2017 ∞	1,500,000	1,501,320
Comerica Bank:
5.750%, 11/21/2016	1,850,000	1,860,502
5.200%, 08/22/2017	110,000	113,718
Commonwealth Bank of Australia/New York NY,
1.125%, 03/13/2017 f	1,500,000	1,500,387
Compass Bank,
1.850%, 09/29/2017	2,000,000	1,997,564
Cooperatieve Rabobank UA,
3.375%, 01/19/2017 f	1,120,000	1,127,577
Credit Agricole SA,
1.503%, 10/03/2016 (Acquired 01/03/2014, Cost $250,001) ∞ * f	250,000	250,000
Credit Agricole SA/London,
1.815%, 06/10/2020 (Acquired 06/03/2015, Cost $1,000,000) ∞ * f	1,000,000	1,003,088
Credit Suisse AG/New York NY:
1.315%, 05/26/2017 ∞ f	500,000	500,128
1.414%, 04/27/2018 ∞ f	1,000,000	999,785
Deutsche Bank AG/London:
1.427%, 02/13/2017 ∞ f	850,000	841,409
1.497%, 02/13/2018 ∞ f	1,000,000	969,263
Fifth Third Bancorp,
1.277%, 12/20/2016 ∞	3,000,000	3,001,734

HSBC USA, Inc.:
1.558%, 08/07/2018 ∞	1,000,000	1,001,519
1.427%, 11/13/2019 ∞	250,000	246,755
ING Bank NV:
3.750%, 03/07/2017 (Acquired 08/19/2016, Cost $1,011,291) * f	1,000,000	1,010,360
1.996%, 03/22/2019 (Acquired 05/26/2016, Cost $805,352) ∞ * f	800,000	810,477
JPMorgan Chase & Co.:
2.000%, 08/15/2017	1,000,000	1,005,723
Class 1, 1.373%, 01/28/2019 ∞	250,000	250,384
1.670%, 01/23/2020 ∞	1,000,000	1,009,585
Kookmin Bank:
1.609%, 01/27/2017 (Acquired 01/21/2014, Cost $250,000) ∞ * f	250,000	250,025
1.625%, 07/14/2017 (Acquired 08/12/2016, Cost $1,504,662) * f	1,500,000	1,501,473
Lloyds Bank PLC,
1.367%, 05/14/2018 ∞ f	1,500,000	1,495,129
Macquarie Bank Ltd.,
1.647%, 03/24/2017 (Acquired 03/18/2014 through 09/17/2015, Cost $1,200,703) ∞ * f	1,200,000	1,199,249
Mizuho Bank Ltd.:
1.118%, 04/16/2017 (Acquired 04/09/2014, Cost $200,000) ∞ * f	200,000	200,150
1.307%, 09/25/2017 (Acquired 09/18/2014 through 01/14/2015, Cost $799,360) ∞ * f	800,000	798,838
1.497%, 03/26/2018 (Acquired 03/19/2015 through 03/14/2016, Cost $1,344,158) ∞ * f	1,350,000	1,346,767
1.886%, 10/20/2018 (Acquired 10/13/2015, Cost $500,000) ∞ * f	500,000	502,861
Morgan Stanley:
1.578%, 01/05/2018 ∞	500,000	500,821
1.565%, 01/24/2019 ∞	250,000	250,888
1.874%, 01/27/2020 ∞	500,000	505,212
Nordea Bank AB,
1.458%, 09/30/2019 (Acquired 09/22/2016, Cost $1,500,000) ∞ * f	1,500,000	1,500,879
Principal Life Global Funding II,
1.125%, 02/24/2017 (Acquired 05/26/2016, Cost $1,000,622) *	1,000,000	999,587
Royal Bank of Canada,
0.929%, 10/13/2017 ∞ f	1,000,000	998,301
Santander Bank NA,
1.597%, 01/12/2018 ∞	1,400,000	1,393,697
Santander UK PLC,
1.375%, 03/13/2017 f	500,000	499,726
Societe Generale SA,
1.926%, 10/01/2018 ∞ f	1,500,000	1,510,496
Standard Chartered PLC,
1.319%, 04/17/2018 (Acquired 04/13/2015, Cost $1,200,000) ∞ * f	1,200,000	1,194,396
Sumitomo Mitsui Banking Corp.:
1.268%, 01/16/2018 ∞ f	300,000	300,103
1.455%, 07/23/2018 ∞ f	1,350,000	1,354,068
SunTrust Banks, Inc.,
6.000%, 09/11/2017	2,143,000	2,230,027
Svenska Handelsbanken AB,
1.347%, 06/17/2019 ∞ f	850,000	851,016
Swedbank AB,
2.125%, 09/29/2017 (Acquired 08/30/2016, Cost $2,016,982) * f	2,000,000	2,014,648
Synchrony Financial:
2.192%, 11/09/2017 ∞	1,000,000	1,007,168
1.989%, 02/03/2020 ∞	1,000,000	978,253
The Bank of New York Mellon Corp.,
1.317%, 08/01/2018 ∞	1,000,000	1,004,025
The Bank of Tokyo-Mitsubishi UFJ Ltd.,
1.255%, 03/10/2017 (Acquired 06/01/2016, Cost $500,116) ∞ * f	500,000	500,271
The Bank of Tokyo-Mitsubishi UFJ, Ltd.,
1.151%, 09/08/2017 (Acquired 09/30/2014, Cost $998,890) ∞ * f	1,000,000	996,983
The Bear Stearns Companies LLC,
6.400%, 10/02/2017	500,000	523,710
The Goldman Sachs Group, Inc.,
1.917%, 11/15/2018 ∞	1,285,000	1,295,370
The Huntington National Bank,
1.300%, 11/20/2016	1,160,000	1,160,385
The Toronto-Dominion Bank,
1.338%, 11/05/2019 ∞ f	1,200,000	1,195,366
UBS AG/Stamford CT,
1.557%, 03/26/2018 ∞ f	1,000,000	1,002,821

UBS Group Funding Jersey Ltd.,
2.297%, 09/24/2020 (Acquired 09/21/2015, Cost $500,000) ∞ * f	500,000	507,593
Wells Fargo & Co.:
5.625%, 12/11/2017	500,000	524,651
Class N, 1.432%, 01/30/2020 ∞	1,000,000	997,220
Westpac Banking Corp.:
2.000%, 08/14/2017 f	1,165,000	1,172,264
1.255%, 05/25/2018 ∞ f	1,500,000	1,499,943
		78,169,943	23.7%
Utility
Mississippi Power Co.,
2.350%, 10/15/2016	1,000,000	1,000,339
Tri-State Pass Through Trust,
6.040%, 01/31/2018 (Acquired 09/18/2014, Cost $76,191) *	74,640	76,033
W3A Funding Corp.,
8.090%, 01/02/2017	30,836	30,836
		1,107,208	0.4%
Industrials
Actavis Funding SCS,
2.100%, 03/12/2020 ∞ f	1,500,000	1,525,239
Alibaba Group Holding Ltd.,
1.349%, 11/28/2017 ∞ f	500,000	498,565
American Honda Finance Corp.,
1.636%, 02/22/2019 ∞	200,000	202,414
Amgen, Inc.:
2.125%, 05/15/2017	1,500,000	1,508,701
1.191%, 05/22/2017 ∞	250,000	250,174
Anadarko Petroleum Corp.,
6.375%, 09/15/2017	1,600,000	1,668,067
Anheuser-Busch InBev Finance, Inc.,
1.157%, 02/01/2019 ∞	1,165,000	1,163,345
AT&T, Inc.:
1.739%, 11/27/2018 ∞	400,000	404,618
1.768%, 06/30/2020 ∞	1,000,000	1,008,645
Baxalta, Inc.,
1.646%, 06/22/2018 ∞	1,500,000	1,494,762
BellSouth LLC,
4.400%, 04/26/2017 (Acquired 06/15/2016, Cost $1,017,108) *	1,000,000	1,018,300
Boardwalk Pipelines LP,
5.500%, 02/01/2017	1,000,000	1,009,505
Boston Scientific Corp.,
5.125%, 01/12/2017	1,500,000	1,515,684
Bunge Limited Finance Corp.,
3.200%, 06/15/2017	2,000,000	2,025,836
Bunge NA Finance LP,
5.900%, 04/01/2017	720,000	735,548
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
1.507%, 05/01/2020 (Acquired 05/07/2015, Cost $1,500,000) ∞ *	1,500,000	1,456,369
Daimler Finance North America LLC:
1.097%, 08/01/2017 (Acquired 01/13/2015, Cost $498,615) ∞ *	500,000	499,990
1.469%, 08/03/2017 (Acquired 07/28/2015, Cost $1,050,000) ∞ *	1,050,000	1,053,387
Dollar General Corp.,
4.125%, 07/15/2017	1,500,000	1,533,864
Enbridge, Inc.:
1.296%, 10/01/2016 ∞ f	1,000,000	1,000,000
1.289%, 06/02/2017 ∞ f	450,000	449,067
Enterprise Products Operating LLC,
Class L, 6.300%, 09/15/2017	2,000,000	2,089,860
ERAC USA Finance LLC,
2.750%, 03/15/2017 (Acquired 06/01/2016, Cost $261,693) *	260,000	261,660
Federal Express Corp. 2012 Pass Through Trust,
2.625%, 01/15/2018 (Acquired 08/19/2015, Cost $234,295) *	232,773	234,008
Ford Motor Credit Co. LLC:
1.461%, 03/27/2017	1,200,000	1,201,428
3.000%, 06/12/2017	1,000,000	1,010,568
General Motors Financial Co., Inc.,
2.242%, 05/09/2019 ∞	2,000,000	1,994,838
Glencore Funding LLC,
1.739%, 04/16/2018 (Acquired 04/08/2015, Cost $1,000,000) ∞ *	1,000,000	988,750
Hewlett Packard Enterprise Co.,
2.768%, 10/05/2018 (Acquired 09/30/2015, Cost $1,000,000) ∞ *	1,000,000	1,016,816
HP, Inc.,
1.613%, 01/14/2019 ∞	737,000	737,022
Hutchison Whampoa International (11) Ltd.,
3.500%, 01/13/2017 (Acquired 08/24/2016, Cost $1,006,870) * f	1,000,000	1,006,145

Hyundai Capital Services, Inc.,
1.657%, 03/18/2017 (Acquired 01/13/2015 through 08/24/2016, Cost $2,451,376) ∞ * f	2,450,000	2,451,399
Ingredion, Inc.,
1.800%, 09/25/2017	2,500,000	2,505,452
Johnson Controls, Inc.,
2.600%, 12/01/2016	1,250,000	1,253,135
Kinder Morgan Energy Partners LP,
6.000%, 02/01/2017	1,500,000	1,521,684
Kraft Heinz Foods Co.,
1.600%, 06/30/2017	724,000	725,466
Medtronic, Inc.,
1.650%, 03/15/2020 ∞ f	750,000	760,058
Mondelez International, Inc.,
1.277%, 02/01/2019 ∞	500,000	499,862
Mylan, Inc.,
1.350%, 11/29/2016	1,722,000	1,722,871
Pentair Finance SA,
1.875%, 09/15/2017 f	2,000,000	2,004,624
Pernod Ricard SA,
2.950%, 01/15/2017 (Acquired 08/18/2016, Cost $2,010,556) * f	2,000,000	2,008,338
Phillips 66,
2.950%, 05/01/2017	1,500,000	1,513,500
Qualcomm, Inc.,
1.361%, 05/20/2020 ∞	1,500,000	1,501,435
Rohm and Haas Co.,
6.000%, 09/15/2017	1,095,000	1,141,013
Telefonica Emisiones SAU,
1.513%, 06/23/2017 ∞ f	1,000,000	999,074
The Kroger Co.,
1.209%, 10/17/2016 ∞	2,110,000	2,110,378
Thermo Fisher Scientific, Inc.,
1.300%, 02/01/2017	2,000,000	2,004,086
Total Capital International SA,
1.207%, 06/19/2019 ∞ f	250,000	246,592
Toyota Motor Credit Corp.,
Class 2547, 0.987%, 01/12/2018 ∞	900,000	900,715
TransCanada PipeLines Ltd.,
1.457%, 01/12/2018 ∞ f	1,000,000	996,457
Verizon Communications, Inc.:
1.350%, 06/09/2017	1,000,000	1,001,228
2.606%, 09/14/2018 ∞	1,563,000	1,604,051
Viacom, Inc.,
2.500%, 12/15/2016	800,000	801,950
Vodafone Group PLC:
5.625%, 02/27/2017 f	1,000,000	1,016,633
1.250%, 09/26/2017 f	1,400,000	1,396,542
Volkswagen Group of America Finance LLC:
1.187%, 05/23/2017 (Acquired 05/15/2014, Cost $250,000) ∞ *	250,000	249,375
1.251%, 11/20/2017 (Acquired 11/12/2014, Cost $500,000) ∞ *	500,000	498,317
WEA Finance LLC / Westfield UK & Europe Finance PLC,
1.750%, 09/15/2017 (Acquired 08/10/2016, Cost $1,405,209) *	1,400,000	1,402,535
Williams Partners LP / Williams Partners Finance Corp.,
7.250%, 02/01/2017	1,200,000	1,221,941
Wm Wrigley Jr Co.,
1.400%, 10/21/2016 (Acquired 02/01/2016, Cost $1,200,064) *	1,200,000	1,200,320
Xerox Corp.,
6.750%, 02/01/2017	1,600,000	1,625,205
		71,447,411	21.7%
Total Corporate Bonds		150,724,562	45.8%

Other Government Related Securities
CNPC General Capital Ltd.,
1.717%, 05/14/2017 (Acquired 05/07/2014, Cost $250,000) ∞ * f	250,000	250,104
Electricite de France SA:
1.150%, 01/20/2017 (Acquired 08/18/2016, Cost $1,000,229) * f	1,000,000	999,410
1.156%, 01/20/2017 (Acquired 01/13/2014, Cost $250,000) ∞ * f	250,000	250,115

Export-Import Bank of Korea,
1.423%, 01/14/2017 ∞ f	250,000	250,300
Statoil ASA,
3.125%, 08/17/2017 f	1,500,000	1,524,110
		3,274,039	1.0%
Taxable Municipal Bonds
ACTS Retirement-Life Communities, Inc.,
1.354%, 11/16/2016	1,030,000	1,029,386
City of Erie PA,
6.700%, 11/15/2016	630,000	634,076
City of Los Angeles Department of Airports,
5.175%, 05/15/2017	65,000	65,777
Cook County School District No. 144 Prairie Hills,
1.500%, 12/01/2016	250,000	250,248
Kentucky Asset Liability Commission,
4.372%, 04/01/2017	1,200,000	1,220,784
Madison County Community Unit School District No. 12 Madison,
1.950%, 01/01/2017	200,000	200,156
Montana Board of Investments,
0.520%, 03/01/2032 (Callable 03/01/2017) ∞	2,000,000	1,995,320
State of Illinois,
5.365%, 03/01/2017	1,260,000	1,280,248
		6,675,995	2.0%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corp. (FGLMC),
5.000%, 12/01/2017	35,732	36,706
Federal National Mortgage Association (FNMA):
5.000%, 10/01/2017	28,662	29,452
5.000%, 11/01/2017	25,191	25,886
5.500%, 11/01/2017	52,669	53,462
5.000%, 12/01/2017	23,772	24,427
5.000%, 12/01/2019	367,743	379,382
4.500%, 04/01/2020	703,649	724,625
5.000%, 04/01/2020	710,379	733,793
		2,007,733	0.6%
Non-U.S. Government Agency Issues
Banc of America Alternative Loan Trust,
Series 2004-1, Class 5A2, 5.500%, 02/25/2019	26,347	26,747
MASTR Alternative Loan Trust,
Series 2004-13, Class 8A1, 5.500%, 01/25/2025	81,238	81,154
		107,901	0.0%
Asset Backed Securities
Aames Mortgage Investment Trust,
Series 2006-1, Class A3, 0.845%, 04/25/2036 ∞	578,413	566,706
Accredited Mortgage Loan Trust:
Series 2005-4, Class A2D, 0.845%, 12/25/2035 ∞	705,782	683,137
Series 2006-2, Class A3, 0.675%, 09/25/2036 ∞	515,000	511,940
ACE Securities Corp. Home Equity Loan Trust:
Series 2006-HE1, Class A1B1, 0.715%, 02/25/2036 ∞	368,455	364,465
Series 2006-HE1, Class A1A, 0.725%, 02/25/2036 ∞	148,824	148,053
Ally Auto Receivables Trust,
Series 2014-2, Class A3, 1.250%, 04/15/2019	2,654,650	2,658,582
American Express Credit Account Master Trust,
Series 2014-2, Class A, 1.260%, 01/15/2020	4,150,000	4,158,359
BMW Vehicle Lease Trust,
Series 2015-1, Class A4, 1.340%, 06/20/2018	1,925,000	1,929,163
California Republic Auto Receivables Trust:
Series 2014-3, Class A3, 1.090%, 11/15/2018	541,074	541,183
Series 2015-3, Class A3, 1.620%, 11/15/2019	660,000	663,001
Capital Auto Receivables Asset Trust:
Series 2014-3, Class A2, 1.180%, 12/20/2017	148,254	148,265
Series 2015-3, Class A1A, 1.390%, 02/20/2018	635,083	635,674
Series 2014-1, Class A3, 1.320%, 06/20/2018	389,835	390,028
Series 2016-3, Class A2A, 1.360%, 04/22/2019	1,000,000	1,000,340
Capital One Multi-Asset Execution Trust:
Series 2014-A2, Class A2, 1.260%, 01/15/2020	3,280,000	3,284,731
Series 2014-A5, Class A5, 1.480%, 07/15/2020	2,000,000	2,008,772
CarMax Auto Owner Trust,
Series 2014-4, Class A3, 1.250%, 11/15/2019	1,250,966	1,252,921

Chase Issuance Trust:
Series 2014-A1, Class A1, 1.150%, 01/15/2019	2,593,000	2,594,557
Series 2014-A6, Class A6, 1.260%, 07/15/2019	2,100,000	2,104,563
Citibank Credit Card Issuance Trust:
Series 2014-A2, Class A2, 1.020%, 02/22/2019	2,984,000	2,984,968
Series 2014-A4, Class A4, 1.230%, 04/24/2019	2,000,000	2,003,291
Series 2008-A2, Class A2, 1.696%, 01/23/2020 ∞	1,000,000	1,012,868
Conseco Financial Corp.,
Series 1998-4, Class A6, 6.530%, 04/01/2030 ∞	576,129	611,022
Dell Equipment Finance Trust:
Series 2015-1, Class A2, 1.010%, 07/24/2017 (Acquired 04/15/2015 through 05/11/2016, Cost $684,011) *	684,063	683,978
Series 2015-1, Class A3, 1.300%, 03/23/2020 (Acquired 07/06/2016, Cost $1,149,910) *	1,150,000	1,150,758
Discover Card Execution Note Trust,
Series 2014-A3, Class A3, 1.220%, 10/15/2019	3,940,000	3,945,706
Enterprise Fleet Financing LLC,
Series 2015-2, Class A2, 1.590%, 02/22/2021 (Acquired 08/23/2016 through 09/13/2016, Cost $1,264,715) *	1,263,531	1,266,441
First National Master Note Trust,
Series 2013-2, Class A, 1.054%, 10/15/2019 ∞	1,500,000	1,500,255
Ford Credit Auto Lease Trust,
Series 2014-B, Class A4, 1.100%, 11/15/2017	1,079,187	1,079,205
Ford Credit Auto Owner Trust,
Series 2015-B, Class A2A, 0.720%, 03/15/2018	224,743	224,715
Ford Credit Floorplan Master Owner Trust A:
Series 2012-2, Class A, 1.920%, 01/15/2019	680,000	681,933
Series 2014-1, Class A1, 1.200%, 02/15/2019	2,000,000	2,001,206
GM Financial Automobile Leasing Trust:
Series 2014-2A, Class A3, 1.220%, 01/22/2018 (Acquired 04/05/2016, Cost $521,920) *	521,835	521,922
Series 2015-1, Class A3, 1.530%, 09/20/2018	905,000	907,110
Golden Credit Card Trust,
Series 2012-2A, Class A1, 1.770%, 01/15/2019 (Acquired 09/26/2016 through 09/30/2016, Cost $4,008,633) * f	4,000,000	4,008,808
GSAMP Trust,
Series 2006-HE1, Class A2C, 0.735%, 01/25/2036 ∞	24,354	24,280
Harley-Davidson Motorcycle Trust,
Series 2014-1, Class A3, 1.100%, 09/15/2019	1,646,441	1,646,961
Honda Auto Receivables Owner Trust:
Series 2016-1, Class A2, 1.010%, 06/18/2018	2,000,000	2,000,561
Series 2013-3, Class A4, 1.130%, 09/16/2019	1,966,813	1,967,259
HSI Asset Securitization Corp. Trust,
Series 2007-WF1, Class 2A3, 0.695%, 05/25/2037 ∞	416,123	400,268
Hyundai Auto Lease Securitization Trust,
Series 2015-A, Class A3, 1.420%, 09/17/2018 (Acquired 09/26/2016, Cost $1,453,266) *	1,450,000	1,452,617
J.P. Morgan Mortgage Acquisition Trust:
Series 2007-CH4, Class A3, 0.635%, 02/25/2032 ∞	33,419	33,352
Series 2006-NC1, Class A4, 0.694%, 04/25/2036 ∞	784,011	771,324
Series 2007-CH3, Class A3, 0.675%, 03/25/2037 ∞	580,180	576,864
Series 2007-CH5, Class A3, 0.635%, 05/25/2037 ∞	142,490	141,922
Kubota Credit Owner Trust,
Series 2015-1A, Class A3, 1.540%, 03/15/2019 (Acquired 07/21/2016, Cost $1,102,234) *	1,100,000	1,103,856
Leaf Receivables Funding 10 LLC,
Series 2015-1, Class A3, 1.490%, 03/15/2018 (Acquired 04/23/2015, Cost $749,862) *	750,000	749,356
Long Beach Mortgage Loan Trust:
Series 2005-WL2, Class M1, 1.230%, 08/25/2035 ∞	900,091	893,525
Series 2006-WL2, Class 2A3, 0.725%, 01/25/2036 ∞	26,769	25,968
Master Credit Card Trust II,
Series 2016-1A, Class A, 1.286%, 09/23/2019 (Acquired 04/11/2016, Cost $1,050,000) ∞ * f	1,050,000	1,053,106
MASTR Asset Backed Securities Trust,
Series 2006-AB1, Class A2, 0.755%, 02/25/2036 ∞	514,983	512,261
Mercedes Benz Auto Lease Trust,
Series 2015-A, Class A4, 1.210%, 10/15/2020	2,000,000	2,001,969
Merrill Lynch Mortgage Investors Trust,
Series 2006-FF1, Class A1, 0.630%, 08/25/2036 ∞	497,235	496,533
MMAF Equipment Finance LLC,
Series 2011-AA, Class A5, 3.040%, 08/15/2028 (Acquired 09/22/2016, Cost $1,375,633) *	1,362,672	1,375,648
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE3, Class A2C, 0.685%, 04/25/2036 ∞	377,997	373,680
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV2, 0.655%, 06/25/2037 ∞	23,708	23,532
Nissan Auto Receivables Owner Trust,
Series 2013-A, Class A4, 0.750%, 07/15/2019	244,098	243,894
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 2.470%, 09/18/2024 (Acquired 02/05/2016, Cost $577,251) *	579,060	580,348
Park Place Securities, Inc.,
Series 2005-WCW1, Class M1, 0.975%, 09/25/2035 ∞	577,844	573,763
RAMP Series Trust,
Series 2003-RS7, Class AI6, 5.340%, 08/25/2033 ∞	29,426	29,495
RASC Series Trust:
Series 2003-KS2, Class AI6, 3.990%, 04/25/2033 ∞	24,043	24,016
Series 2006-EMX2, Class A2, 0.725%, 02/25/2036 ∞	219,640	218,937
Series 2006-KS1, Class A4, 0.825%, 02/25/2036 ∞	229,348	226,980
Saxon Asset Securities Trust,
Series 2006-1, Class A2C, 0.845%, 03/25/2036 ∞	916,227	901,431

Soundview Home Loan Trust:
Series 2005-OPT4, Class 2A3, 0.785%, 12/25/2035 ∞	1,031,778	1,018,508
Series 2006-WF2, Class A2C, 0.665%, 12/25/2036 ∞	661,651	659,815
Springleaf Funding Trust,
Series 2014-AA, Class A, 2.410%, 12/15/2022 (Acquired 05/13/2015 through 07/28/2015, Cost $624,279) *	622,556	623,352
Synchrony Credit Card Master Note Trust:
Series 2012-3, Class A, 0.974%, 03/15/2020 ∞	1,025,000	1,026,264
Series 2012-6, Class A, 1.360%, 08/17/2020	1,500,000	1,502,972
TCF Auto Receivables Owner Trust,
Series 2015-1A, Class A2, 1.020%, 08/15/2018 (Acquired 06/03/2015 through 02/29/2016, Cost $245,801) *	246,212	246,208
Toyota Auto Receivables Owner Trust:
Series 2016-B, Class A2A, 1.020%, 10/15/2018	2,000,000	2,000,691
Series 2013-B, Class A4, 1.460%, 01/15/2019	1,563,707	1,566,872
Series 2015-A, Class A3, 1.120%, 02/15/2019	1,000,000	1,000,726
Wheels SPV 2 LLC,
Series 2014-1A, Class A2, 0.840%, 03/20/2023 (Acquired 07/28/2016, Cost $752,374) *	753,522	752,791
		81,050,531	24.6%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 2012-M9, Class ASQ2, 1.513%, 12/25/2017	3,494,931	3,504,863
Series 2015-M1, Class ASQ2, 1.626%, 02/25/2018	1,544,379	1,549,921
Federal Home Loan Bank Discount Notes:
0.167%, 10/25/2016 ««	3,000,000	2,999,652
0.206%, 11/16/2016 ««	1,000,000	999,731
FHLMC Multifamily Structured Pass Through Certificates:
Series K501, Class A2, 1.655%, 11/25/2016	41,332	41,296
Series K502, Class A2, 1.426%, 08/25/2017	777,314	778,368
Series K701, Class A2, 3.882%, 11/25/2017 ∞	2,045,000	2,088,591
		11,962,422	3.6%
Total Long-Term Investments (Cost $322,100,258)		322,185,220	97.8%

SHORT-TERM INVESTMENT
Money Market Mutual Fund	Shares
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.31% «	3,076,562	3,076,562
Total Short-Term Investment (Cost $3,076,562)		3,076,562	0.9%
Total Investments (Cost $325,176,820)		325,261,782	98.7%
Other Assets in Excess of Liabilities		4,159,003	1.3%
TOTAL NET ASSETS		$329,420,785	100.0%

Notes to Schedule of Investments
∞	Variable or Floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities rates are as of September 30, 2016.
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or or may extend only to qualified institutional buyers.  At September 30, 2016, the value of these securities total $54,872,685, which represents 16.66% of total net assets.

««	Effective yield as of September 30, 2016.
«	7-Day Yield
f	Foreign Security

Baird Ultra Short Bond Fund
Schedule of Investments, September 30, 2016 (Unaudited)
Summary of Fair Value Exposure at September 30, 2016 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016.

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$-	$66,382,037	$-	$66,382,037
Corporate Bonds	-	150,724,562	-	150,724,562
Other Government Related Securities	-	3,274,039	-	3,274,039
Taxable Municipal Bonds	-	6,675,995	-	6,675,995
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	2,007,733	-	2,007,733
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	107,901	-	107,901
Asset Backed Securities	-	81,050,531	-	81,050,531
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	-	11,962,422	-	11,962,422
Total Long-Term Investments	-	322,185,220	-	322,185,220

Short-Term Investment
Money Market Mutual Fund	3,076,562	-	-	3,076,562
Total Short-Term Investment	3,076,562	-	-	3,076,562

Total Investments	$3,076,562	$322,185,220	$-	$325,261,782

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period.

Baird Short-Term Bond Fund
Schedule of Investments
September 30, 2016 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
1.250%, 04/30/2019	$157,375,000	$158,991,713
2.625%, 08/15/2020	273,025,000	289,171,972
1.375%, 08/31/2020	117,000,000	118,435,122
		566,598,807	14.8%
Corporate Bonds
Finance
ABN AMRO Bank NV:
1.543%, 10/28/2016 (Acquired 10/23/2013 through 05/19/2014, Cost $11,050,362) ∞ * f	11,050,000	11,056,078
4.250%, 02/02/2017 (Acquired 08/23/2013 through 08/16/2016, Cost $4,461,973) * f	4,425,000	4,466,064
2.500%, 10/30/2018 (Acquired 03/04/2014 through 04/29/2015, Cost $1,156,173) * f	1,150,000	1,170,662
1.800%, 09/20/2019 (Acquired 09/13/2016, Cost $4,743,635) * f	4,750,000	4,750,095
American Express Bank FSB,
0.818%, 06/12/2017 ∞	750,000	749,593
American Express Co.:
7.000%, 03/19/2018	2,661,000	2,870,319
1.401%, 05/22/2018 ∞	5,528,000	5,541,754
American Express Credit Corp.,
1.307%, 08/15/2019 ∞	2,000,000	2,000,012
American International Group, Inc.:
5.600%, 10/18/2016	5,120,000	5,129,334
2.300%, 07/16/2019	1,400,000	1,425,714
3.375%, 08/15/2020	2,000,000	2,110,430
ANZ New Zealand (Int'l) Ltd./London:
2.600%, 09/23/2019 (Acquired 09/16/2014, Cost $3,347,822) * f	3,350,000	3,423,827
2.850%, 08/06/2020 (Acquired 07/30/2015, Cost $2,997,510) * f	3,000,000	3,089,937
Australia & New Zealand Banking Group Ltd./New York NY:
1.875%, 10/06/2017 f	750,000	755,167
2.250%, 06/13/2019 f	1,000,000	1,016,265
Australia & New Zealand Banking Group Ltd.,
1.045%, 01/10/2017 (Acquired 01/06/2014, Cost $750,000) ∞ * f	750,000	750,473
Banco Santander (Chile),
1.565%, 04/11/2017 (Acquired 04/08/2014, Cost $1,800,000) ∞ * f	1,800,000	1,801,440
Bank of America Corp.:
5.750%, 12/01/2017	5,000,000	5,238,715
Class L, 2.600%, 01/15/2019	5,750,000	5,862,223
5.625%, 07/01/2020	2,000,000	2,245,118
2.625%, 10/19/2020	10,000,000	10,204,920
Bank of Montreal:
1.265%, 04/09/2018 ∞ f	1,325,000	1,328,723
1.800%, 07/31/2018 f	5,000,000	5,037,195
1.900%, 08/27/2021 f	10,000,000	9,947,770
Banque Federative du Credit Mutuel SA,
2.000%, 04/12/2019 (Acquired 04/06/2016, Cost $14,983,950) * f	15,000,000	15,078,105
Barclays Bank PLC,
1.384%, 02/17/2017 ∞ f	4,000,000	4,001,004
Barclays PLC:
2.000%, 03/16/2018 f	4,000,000	4,005,620
2.875%, 06/08/2020 f	2,000,000	2,011,984
3.250%, 01/12/2021 f	2,375,000	2,413,874
BB&T Corp.,
1.710%, 06/15/2018 ∞	4,150,000	4,175,452
BNP Paribas SA:
1.435%, 12/12/2016 ∞ f	4,540,000	4,543,596
1.248%, 05/07/2017 ∞ f	4,500,000	4,504,046
2.375%, 09/14/2017 f	3,000,000	3,023,220
2.400%, 12/12/2018 f	1,600,000	1,624,347
2.375%, 05/21/2020 f	3,225,000	3,275,255
BNZ International Funding Ltd./London:
1.900%, 02/26/2018 (Acquired 02/23/2015, Cost $1,702,490) * f	1,700,000	1,709,608
2.350%, 03/04/2019 (Acquired 09/03/2014 through 11/13/2014, Cost $7,237,376) * f	7,250,000	7,365,261
BPCE SA:
1.657%, 02/10/2017 ∞ f	11,944,000	11,962,322
2.500%, 12/10/2018 f	3,525,000	3,595,623
Branch Banking & Trust Co.,
1.117%, 05/23/2017 ∞	9,620,000	9,616,999
Caisse Centrale Desjardins:
1.417%, 01/29/2018 (Acquired 01/26/2015, Cost $10,000,000) ∞ * f	10,000,000	9,987,670
1.750%, 01/29/2018 (Acquired 04/06/2015, Cost $4,010,455) * f	4,000,000	4,004,620
Canadian Imperial Bank of Commerce/Canada,
1.600%, 09/06/2019 f	20,000,000	20,000,140
Capital One Bank (USA) NA,
2.250%, 02/13/2019	1,500,000	1,519,446
Capital One Financial Corp.,
5.250%, 02/21/2017	1,100,000	1,116,206

Capital One NA/Mclean VA:
1.500%, 09/05/2017	5,000,000	4,997,130
1.458%, 02/05/2018 ∞	2,000,000	2,002,150
2.400%, 09/05/2019	5,300,000	5,383,819
1.850%, 09/13/2019	5,000,000	4,999,860
Cigna Corp.,
5.375%, 03/15/2017	2,300,000	2,341,264
Citigroup, Inc.:
1.497%, 11/15/2016 ∞	2,000,000	2,001,172
1.550%, 08/14/2017	2,400,000	2,402,883
1.850%, 11/24/2017	5,000,000	5,015,605
1.700%, 04/27/2018	2,000,000	2,002,168
2.150%, 07/30/2018	3,975,000	4,010,238
2.050%, 12/07/2018	4,000,000	4,030,288
Citizens Bank NA/Providence RI:
1.600%, 12/04/2017	14,300,000	14,293,050
2.500%, 03/14/2019	2,700,000	2,749,083
CNA Financial Corp.,
7.350%, 11/15/2019	14,915,000	17,196,428
Comerica Bank:
5.750%, 11/21/2016	1,925,000	1,935,928
5.200%, 08/22/2017	6,825,000	7,055,658
2.500%, 06/02/2020	7,000,000	7,148,589
Commonwealth Bank of Australia/New York NY:
1.750%, 11/02/2018 f	15,000,000	15,078,060
2.050%, 03/15/2019 f	1,500,000	1,517,778
Compass Bank:
1.850%, 09/29/2017	10,505,000	10,492,205
2.750%, 09/29/2019	8,337,000	8,326,354
Credit Agricole SA,
1.503%, 10/03/2016 (Acquired 09/26/2013, Cost $10,000,000) ∞ * f	10,000,000	10,000,000
Credit Suisse AG/New York NY:
1.315%, 05/26/2017 ∞ f	2,000,000	2,000,512
6.000%, 02/15/2018 f	8,440,000	8,881,193
1.700%, 04/27/2018 f	2,500,000	2,501,907
Deutsche Bank AG/London:
1.427%, 02/13/2017 ∞ f	5,450,000	5,394,917
1.299%, 05/30/2017 ∞ f	2,640,000	2,579,082
6.000%, 09/01/2017 f	3,467,000	3,525,419
1.875%, 02/13/2018 f	3,000,000	2,912,202
2.500%, 02/13/2019 f	3,000,000	2,911,110
Discover Bank/Greenwood DE:
2.600%, 11/13/2018	8,000,000	8,120,048
8.700%, 11/18/2019	5,395,000	6,223,650
Fifth Third Bancorp:
1.277%, 12/20/2016 ∞	7,825,000	7,829,523
5.450%, 01/15/2017	919,000	929,339
2.150%, 08/20/2018	2,000,000	2,025,788
2.875%, 07/27/2020	5,000,000	5,183,750
First Tennessee Bank NA,
2.950%, 12/01/2019	4,436,000	4,495,682
Guardian Life Global Funding,
2.000%, 04/26/2021 (Acquired 04/19/2016, Cost $7,814,671) *	7,825,000	7,894,439
HSBC Bank USA NA/New York NY,
6.000%, 08/09/2017	925,000	960,045
HSBC Finance Corp.,
6.676%, 01/15/2021	221,000	254,207
HSBC USA, Inc.:
1.737%, 09/24/2018 ∞	1,000,000	1,001,621
1.427%, 11/13/2019 ∞	9,750,000	9,623,445
Humana, Inc.,
7.200%, 06/15/2018	6,610,000	7,233,799
Huntington Bancshares Inc./OH,
2.600%, 08/02/2018	7,375,000	7,494,512
ING Bank NV:
3.750%, 03/07/2017 (Acquired 05/30/2013 through 01/13/2014, Cost $3,225,197) * f	3,200,000	3,233,152
1.650%, 08/15/2019 (Acquired 08/08/2016, Cost $9,989,800) * f	10,000,000	9,991,220
2.500%, 10/01/2019 (Acquired 04/18/2016, Cost $9,092,427) * f	8,961,000	9,146,296
JPMorgan Chase & Co.:
1.265%, 04/25/2018 ∞	3,500,000	3,500,276
Class 1, 1.373%, 01/28/2019 ∞	750,000	751,152
6.300%, 04/23/2019	5,000,000	5,570,005
2.250%, 01/23/2020	8,100,000	8,206,418
KEB Hana Bank,
1.917%, 11/09/2016 (Acquired 11/05/2013, Cost $7,000,367) ∞ * f	7,000,000	7,000,994
Kemper Corp.,
6.000%, 05/15/2017	4,565,000	4,688,132
KeyBank NA/Cleveland OH:
2.350%, 03/08/2019	6,500,000	6,622,375
1.600%, 08/22/2019	3,000,000	3,000,252
2.500%, 12/15/2019	5,325,000	5,460,809
Kookmin Bank:
1.609%, 01/27/2017 (Acquired 01/21/2014 through 02/20/2014, Cost $4,750,423) ∞ * f	4,750,000	4,750,484
1.625%, 07/14/2017 (Acquired 07/07/2014, Cost $5,983,080) * f	6,000,000	6,005,892
1.625%, 08/01/2019 (Acquired 07/25/2016, Cost $7,976,960) * f	8,000,000	8,005,600
LeasePlan Corp. NV,
2.500%, 05/16/2018 (Acquired 05/07/2013 through 02/25/2016, Cost $16,355,123) * f	16,435,000	16,459,521

Lloyds Bank PLC:
4.200%, 03/28/2017 f	2,000,000	2,030,034
1.750%, 05/14/2018 f	5,825,000	5,842,213
2.000%, 08/17/2018 f	4,500,000	4,519,687
2.050%, 01/22/2019 f	4,000,000	4,016,808
M&I Marshall & Ilsley Bank,
5.000%, 01/17/2017	2,488,000	2,510,815
Macquarie Bank Ltd.,
1.364%, 10/27/2017 (Acquired 10/22/2014, Cost $5,000,000) ∞ * f	5,000,000	4,999,735
Macquarie Group Ltd.,
4.875%, 08/10/2017 (Acquired 10/29/2014 through 11/25/2014, Cost $2,820,540) * f	2,750,000	2,824,701
Manufacturers & Traders Trust Co.:
6.625%, 12/04/2017	1,000,000	1,055,991
1.739%, 12/28/2020 ∞	282,000	280,444
Marsh & McLennan Companies, Inc.,
2.300%, 04/01/2017	1,297,000	1,302,687
Metropolitan Life Global Funding I,
1.045%, 04/10/2017 (Acquired 04/07/2014, Cost $8,500,000) ∞ *	8,500,000	8,511,500
Mizuho Bank Ltd.:
2.550%, 03/17/2017 (Acquired 05/30/2013, Cost $6,924,956) * f	6,900,000	6,935,328
1.118%, 04/16/2017 (Acquired 04/09/2014, Cost $2,800,000) ∞ * f	2,800,000	2,802,106
1.307%, 09/25/2017 (Acquired 03/30/2016, Cost $2,989,494) ∞ * f	3,000,000	2,995,644
1.497%, 03/26/2018 (Acquired 06/21/2016, Cost $1,248,700) ∞ * f	1,250,000	1,247,006
1.886%, 10/20/2018 (Acquired 10/13/2015, Cost $2,500,000) ∞ * f	2,500,000	2,514,302
2.450%, 04/16/2019 (Acquired 09/09/2016, Cost $2,434,143) * f	2,400,000	2,438,976
Morgan Stanley:
5.450%, 01/09/2017	2,950,000	2,982,406
1.578%, 01/05/2018 ∞	1,500,000	1,502,463
6.625%, 04/01/2018	2,000,000	2,142,960
1.565%, 01/24/2019 ∞	4,750,000	4,766,862
7.300%, 05/13/2019	3,000,000	3,409,515
1.874%, 01/27/2020 ∞	4,000,000	4,041,696
MUFG Union Bank NA,
2.125%, 06/16/2017	3,500,000	3,524,990
National Bank of Canada,
1.696%, 12/14/2018 ∞ f	1,000,000	1,004,564
National City Bank/Cleveland OH,
5.800%, 06/07/2017	8,695,000	8,939,729
Nationwide Building Society,
2.350%, 01/21/2020 (Acquired 01/12/2015, Cost $4,998,350) * f	5,000,000	5,057,055
New York Life Global Funding,
1.550%, 11/02/2018 (Acquired 10/27/2015, Cost $9,486,415) *	9,500,000	9,548,735
Nomura Holdings, Inc.,
2.750%, 03/19/2019 f	2,000,000	2,045,560
Nordea Bank AB:
3.125%, 03/20/2017 (Acquired 10/03/2012 through 08/21/2013, Cost $5,168,488) * f	5,140,000	5,186,347
1.250%, 04/04/2017 (Acquired 03/31/2014, Cost $3,988,880) * f	4,000,000	4,002,540
1.458%, 09/30/2019 (Acquired 09/22/2016, Cost $2,400,000) ∞ * f	2,400,000	2,401,407
Paine Webber Group, Inc.,
7.990%, 06/09/2017	300,000	309,832
Pricoa Global Funding I,
1.450%, 09/13/2019 (Acquired 09/06/2016, Cost $11,998,920) *	12,000,000	11,963,952
Principal Financial Group, Inc.:
1.850%, 11/15/2017	3,500,000	3,519,407
8.875%, 05/15/2019	7,435,000	8,760,252
Principal Life Global Funding II,
1.500%, 04/18/2019 (Acquired 04/11/2016, Cost $2,990,640) *	3,000,000	2,996,331
Protective Life Global Funding,
1.555%, 09/13/2019 (Acquired 09/07/2016, Cost $18,000,000) *	18,000,000	17,972,406
Prudential Financial, Inc.,
7.375%, 06/15/2019	7,000,000	8,056,713
Regions Bank/Birmingham AL,
7.500%, 05/15/2018	7,670,000	8,346,440
Reliance Standard Life Global Funding II:
2.150%, 10/15/2018 (Acquired 10/13/2015 through 06/09/2016, Cost $13,024,071) *	13,000,000	13,112,801
2.500%, 01/15/2020 (Acquired 01/07/2015, Cost $5,979,540) *	6,000,000	6,080,748
Royal Bank of Canada,
1.400%, 10/13/2017 f	8,450,000	8,454,479
Santander Bank NA,
8.750%, 05/30/2018	2,238,000	2,453,139
Santander Holdings USA, Inc.,
2.700%, 05/24/2019	5,000,000	5,062,430
Santander UK Group Holdings PLC,
3.125%, 01/08/2021 f	3,500,000	3,556,448
Santander UK PLC,
2.500%, 03/14/2019 f	10,000,000	10,149,100
Skandinaviska Enskilda Banken AB:
2.375%, 11/20/2018 (Acquired 08/05/2015, Cost $5,032,564) * f	5,000,000	5,075,595
2.375%, 03/25/2019 (Acquired 03/18/2014 through 08/23/2016, Cost $968,121) * f	950,000	966,216
2.450%, 05/27/2020 (Acquired 05/19/2015, Cost $4,692,762) * f	4,700,000	4,805,111
Societe Generale SA:
1.926%, 10/01/2018 ∞ f	6,000,000	6,041,982
2.625%, 10/01/2018 f	1,000,000	1,018,869

Standard Chartered PLC:
1.181%, 09/08/2017 (Acquired 09/03/2014, Cost $10,000,000) ∞ * f	10,000,000	9,946,030
1.319%, 04/17/2018 (Acquired 04/13/2015, Cost $2,000,000) ∞ * f	2,000,000	1,990,660
2.100%, 08/19/2019 (Acquired 08/16/2016, Cost $4,492,080) * f	4,500,000	4,498,205
2.400%, 09/08/2019 (Acquired 09/03/2014 through 04/29/2015, Cost $2,222,995) * f	2,225,000	2,246,776
Sumitomo Mitsui Banking Corp.:
1.095%, 01/10/2017 ∞ f	2,075,000	2,076,405
1.268%, 01/16/2018 ∞ f	2,885,000	2,885,995
1.950%, 07/23/2018 f	3,500,000	3,521,431
1.628%, 01/18/2019 ∞ f	1,000,000	1,005,050
2.450%, 01/16/2020 f	4,500,000	4,581,405
SunTrust Bank/Atlanta GA,
7.250%, 03/15/2018	154,000	166,024
SunTrust Banks, Inc.,
6.000%, 09/11/2017	780,000	811,676
Svenska Handelsbanken AB:
1.625%, 03/21/2018 f	1,100,000	1,104,017
1.347%, 06/17/2019 ∞ f	2,000,000	2,002,390
1.776%, 10/01/2020 ∞ f	10,000,000	9,999,790
Swedbank AB,
2.125%, 09/29/2017 (Acquired 08/30/2016, Cost $3,025,474) * f	3,000,000	3,021,972
Synchrony Financial:
2.600%, 01/15/2019	2,000,000	2,023,558
3.000%, 08/15/2019	13,350,000	13,665,394
2.700%, 02/03/2020	3,250,000	3,290,732
The Bank of New York Mellon Corp.,
1.317%, 08/01/2018 ∞	1,000,000	1,004,025
The Bank of Nova Scotia,
1.315%, 06/11/2018 ∞ f	3,500,000	3,502,821
The Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.255%, 03/10/2017 (Acquired 11/24/2014 through 06/01/2016, Cost $9,043,748) ∞ * f	9,050,000	9,054,905
2.150%, 09/14/2018 (Acquired 09/08/2015, Cost $6,298,173) * f	6,300,000	6,354,917
The Bear Stearns Companies LLC:
6.400%, 10/02/2017	7,700,000	8,065,134
7.250%, 02/01/2018	450,000	483,255
The Goldman Sachs Group, Inc.:
1.945%, 12/10/2017 ∞	1,000,000	996,728
5.950%, 01/18/2018	1,045,000	1,102,513
6.150%, 04/01/2018	4,775,000	5,085,905
2.900%, 07/19/2018	1,000,000	1,023,692
7.500%, 02/15/2019	3,000,000	3,390,795
1.735%, 10/23/2019 ∞	2,751,000	2,765,905
The Hartford Financial Services Group Inc.,
5.500%, 03/30/2020	1,947,000	2,170,685
The Hartford Financial Services Group, Inc.:
5.500%, 10/15/2016	3,150,000	3,153,881
5.375%, 03/15/2017	3,145,000	3,201,622
6.300%, 03/15/2018	1,825,000	1,942,899
6.000%, 01/15/2019	455,000	495,881
The Huntington National Bank,
2.000%, 06/30/2018	12,990,000	13,092,426
The Northern Trust Co.,
6.500%, 08/15/2018	4,075,000	4,454,574
UBS AG/Stamford CT:
1.800%, 03/26/2018 f	8,825,000	8,842,562
5.750%, 04/25/2018 f	3,351,000	3,568,641
UBS Group Funding Jersey Ltd.:
2.297%, 09/24/2020 (Acquired 09/21/2015, Cost $2,000,000) ∞ * f	2,000,000	2,030,372
3.000%, 04/15/2021 (Acquired 03/29/2016, Cost $2,997,750) * f	3,000,000	3,081,198
UnitedHealth Group, Inc.,
6.000%, 02/15/2018	2,625,000	2,789,882
Voya Financial, Inc.,
2.900%, 02/15/2018	11,211,000	11,421,442
WEA Finance LLC / Westfield UK & Europe Finance PLC:
2.700%, 09/17/2019 (Acquired 09/10/2014, Cost $6,986,000) *	7,000,000	7,176,498
3.250%, 10/05/2020 (Acquired 09/28/2015, Cost $4,982,850) *	5,000,000	5,209,265
Wells Fargo & Co.:
Class N, 1.432%, 01/30/2020 ∞	1,975,000	1,969,510
2.600%, 07/22/2020	3,900,000	3,979,131
Wells Fargo Bank NA,
6.000%, 11/15/2017	610,000	641,227
Westpac Banking Corp.:
2.000%, 08/14/2017 f	8,000,000	8,049,880
1.212%, 12/01/2017 ∞ f	10,000,000	10,004,360
1.650%, 05/13/2019 f	4,650,000	4,666,926
		1,008,552,728	26.1%

Utility
Beaver Valley II Funding Corp.,
9.000%, 06/01/2017	39,000	41,024
Commonwealth Edison Co.,
6.150%, 09/15/2017	100,000	104,519
Dominion Resources, Inc./VA:
6.400%, 06/15/2018	3,550,000	3,828,228
2.962%, 07/01/2019	4,000,000	4,105,624
2.500%, 12/01/2019	9,500,000	9,729,396
Entergy Corp.,
4.700%, 01/15/2017	8,750,000	8,804,915
Exelon Corp.:
1.550%, 06/09/2017	2,000,000	2,001,506
2.850%, 06/15/2020	2,275,000	2,358,916
National Rural Utilities Cooperative Finance Corp.,
10.375%, 11/01/2018	1,075,000	1,271,146
NextEra Energy Capital Holdings, Inc.:
Class F, 2.056%, 09/01/2017	7,250,000	7,289,338
1.649%, 09/01/2018	6,575,000	6,600,978
NiSource Finance Corp.,
6.400%, 03/15/2018	199,000	212,441
Orange Cogen Funding Corp.,
8.175%, 03/15/2022 (Acquired 02/10/2015 through 09/16/2015, Cost $11,126,821) *	9,656,250	11,223,179
Pacific Gas & Electric Co.,
8.250%, 10/15/2018	8,320,000	9,434,647
Public Service Co. of New Mexico,
7.950%, 05/15/2018	1,431,000	1,571,570
Sempra Energy:
2.300%, 04/01/2017	1,300,000	1,306,445
9.800%, 02/15/2019	2,575,000	3,048,409
Southwestern Public Service Co.,
5.600%, 10/01/2016	3,000,000	3,000,000
The Southern Co.:
1.850%, 07/01/2019	4,750,000	4,787,354
2.750%, 06/15/2020	11,000,000	11,346,225
		92,065,860	2.4%
Industrials
A.P. Moeller - Maersk A/S,
2.550%, 09/22/2019 (Acquired 09/15/2014, Cost $4,540,672) * f	4,550,000	4,578,838
AbbVie, Inc.:
1.750%, 11/06/2017	6,049,000	6,068,871
1.800%, 05/14/2018	9,450,000	9,488,603
Actavis Funding SCS:
2.450%, 06/15/2019 f	3,000,000	3,067,893
2.100%, 03/12/2020 ∞ f	1,000,000	1,016,826
3.000%, 03/12/2020 f	3,900,000	4,026,808
ACTAVIS, Inc.,
1.875%, 10/01/2017	1,392,000	1,396,802
Agrium, Inc.,
7.700%, 02/01/2017 f	5,000,000	5,086,385
Alibaba Group Holding Ltd.,
1.349%, 11/28/2017 ∞ f	2,500,000	2,492,825
Altera Corp.,
2.500%, 11/15/2018	3,000,000	3,079,407
Amgen, Inc.:
1.191%, 05/22/2017 ∞	2,750,000	2,751,914
5.700%, 02/01/2019	10,000,000	10,951,490
Anadarko Petroleum Corp.:
6.375%, 09/15/2017	304,000	316,933
8.700%, 03/15/2019	2,970,000	3,381,588
Anheuser-Busch InBev Finance, Inc.,
1.900%, 02/01/2019	11,425,000	11,535,297
AT&T, Inc.:
5.800%, 02/15/2019	3,000,000	3,290,646
2.300%, 03/11/2019	9,682,000	9,844,522
1.768%, 06/30/2020 ∞	4,000,000	4,034,580
2.800%, 02/17/2021	4,025,000	4,141,508
Baxalta, Inc.:
1.646%, 06/22/2018 ∞	3,500,000	3,487,778
2.000%, 06/22/2018	9,200,000	9,222,779
Beam Suntory, Inc.,
1.875%, 05/15/2017	8,000,000	8,036,168
Becton Dickinson and Co.:
1.450%, 05/15/2017	5,315,000	5,323,781
5.000%, 05/15/2019	1,213,000	1,318,321
Bemis Co., Inc.,
6.800%, 08/01/2019	9,075,000	10,250,258
Boardwalk Pipelines LP,
5.500%, 02/01/2017	17,884,000	18,053,987
Boston Scientific Corp.:
5.125%, 01/12/2017	3,500,000	3,536,596
2.650%, 10/01/2018	7,077,000	7,239,007

BP Capital Markets PLC:
1.317%, 05/10/2018 ∞ f	1,575,000	1,580,240
1.487%, 09/26/2018 ∞ f	7,085,000	7,118,016
Bunge Limited Finance Corp.:
3.200%, 06/15/2017	500,000	506,459
8.500%, 06/15/2019	7,081,000	8,297,183
Bunge NA Finance LP,
5.900%, 04/01/2017	5,635,000	5,756,682
Celgene Corp.,
2.125%, 08/15/2018	6,500,000	6,569,452
CF Industries, Inc.,
6.875%, 05/01/2018	19,412,000	20,881,488
Charter Communications Operating LLC / Charter Communications Operating Capital,
3.579%, 07/23/2020 (Acquired 07/09/2015, Cost $3,000,000) *	3,000,000	3,135,594
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
1.507%, 05/01/2020 (Acquired 05/07/2015, Cost $5,050,000) ∞ *	5,050,000	4,903,111
Coca-Cola FEMSA SAB de CV,
2.375%, 11/26/2018 f	4,000,000	4,068,872
Columbia Pipeline Group, Inc.,
2.450%, 06/01/2018	7,000,000	7,041,678
ConAgra Foods, Inc.:
5.819%, 06/15/2017	6,234,000	6,412,243
1.900%, 01/25/2018	9,889,000	9,946,989
Cox Communications, Inc.:
6.250%, 06/01/2018 (Acquired 06/24/2015, Cost $9,583,534) *	9,000,000	9,587,529
9.375%, 01/15/2019 (Acquired 02/10/2015 through 01/07/2016, Cost $1,024,624) *	899,000	1,039,203
Crane Co.,
2.750%, 12/15/2018	7,585,000	7,732,574
CSX Corp.,
7.900%, 05/01/2017	2,221,000	2,306,635
CVS Health Corp.:
2.800%, 07/20/2020	6,725,000	6,967,463
2.125%, 06/01/2021	5,000,000	5,050,750
Daimler Finance North America LLC:
1.195%, 03/10/2017 (Acquired 03/03/2014, Cost $2,000,000) ∞ *	2,000,000	2,001,400
1.097%, 08/01/2017 (Acquired 07/24/2014 through 11/10/2015, Cost $2,697,585) ∞ *	2,700,000	2,699,943
1.469%, 08/03/2017 (Acquired 08/09/2016, Cost $6,013,595) ∞ *	6,000,000	6,019,356
1.259%, 03/02/2018 (Acquired 08/05/2015, Cost $746,459) ∞ *	750,000	749,694
1.617%, 08/01/2018 (Acquired 11/14/2014, Cost $2,012,249) ∞ *	2,000,000	2,009,910
1.500%, 07/05/2019 (Acquired 09/30/2016, Cost $5,676,288) *	5,700,000	5,670,600
DCP Midstream Operating LP,
2.500%, 12/01/2017	400,000	398,000
Deutsche Telekom International Finance BV,
6.750%, 08/20/2018 f	3,900,000	4,281,319
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.,
3.480%, 06/01/2019 (Acquired 05/17/2016, Cost $17,495,625) *	17,500,000	17,998,225
Dollar General Corp.,
4.125%, 07/15/2017	17,321,000	17,712,039
Eaton Corp.,
1.500%, 11/02/2017 f	5,000,000	5,012,420
Ecolab, Inc.,
2.000%, 01/14/2019	14,250,000	14,415,428
El Paso Natural Gas Co. LLC,
5.950%, 04/15/2017	2,050,000	2,093,530
Enable Midstream Partners LP,
2.400%, 05/15/2019	3,000,000	2,938,695
Enbridge, Inc.:
1.296%, 10/01/2016 ∞ f	2,100,000	2,100,000
5.600%, 04/01/2017 f	5,125,000	5,239,938
Energy Transfer Partners LP:
6.125%, 02/15/2017	645,000	654,775
2.500%, 06/15/2018	4,000,000	4,026,172
9.700%, 03/15/2019	6,994,000	8,024,244
Enterprise Products Operating LLC:
6.650%, 04/15/2018	5,000,000	5,373,220
1.650%, 05/07/2018	2,000,000	2,000,726
ERAC USA Finance LLC,
2.350%, 10/15/2019 (Acquired 01/21/2015 through 06/20/2016, Cost $16,622,381) *	16,500,000	16,763,126
Express Scripts Holding Co.,
2.250%, 06/15/2019	2,157,000	2,187,841
Exxon Mobil Corp.,
1.708%, 03/01/2019	8,000,000	8,085,288
Federal Express Corp. 1998 Pass Through Trust,
Class 981B, 6.845%, 01/15/2019	2,262,717	2,381,704
Federal Express Corp. 2012 Pass Through Trust,
2.625%, 01/15/2018 (Acquired 01/20/2012 through 08/19/2015, Cost $658,976) *	657,116	660,603
FedEx Corp.,
2.300%, 02/01/2020	2,000,000	2,045,036
Fidelity National Information Services, Inc.:
1.450%, 06/05/2017	3,000,000	3,000,996
2.000%, 04/15/2018	2,295,000	2,314,633
2.850%, 10/15/2018	11,640,000	11,945,655
3.625%, 10/15/2020	2,000,000	2,121,342

Fiserv, Inc.,
2.700%, 06/01/2020	3,500,000	3,608,892
Ford Motor Credit Co. LLC:
8.000%, 12/15/2016	2,000,000	2,028,214
6.625%, 08/15/2017	9,100,000	9,497,015
1.724%, 12/06/2017	1,250,000	1,251,175
2.021%, 05/03/2019	7,000,000	7,013,657
1.897%, 08/12/2019	10,000,000	9,985,560
Forest Laboratories, Inc.,
4.375%, 02/01/2019 (Acquired 08/13/2014 through 04/29/2015, Cost $10,052,911) *	9,675,000	10,191,858
Fortive Corp.,
1.800%, 06/15/2019 (Acquired 06/06/2016, Cost $4,645,024) *	4,650,000	4,662,783
Freeport-McMoRan, Inc.:
2.150%, 03/01/2017	2,000,000	1,992,500
2.300%, 11/14/2017	11,469,000	11,411,655
General Motors Financial Co., Inc.:
2.625%, 07/10/2017	11,613,000	11,705,126
3.100%, 01/15/2019	2,825,000	2,879,602
2.400%, 05/09/2019	4,000,000	4,022,552
Georgia-Pacific LLC:
2.539%, 11/15/2019 (Acquired 02/23/2016, Cost $8,741,051) *	8,750,000	8,942,001
5.400%, 11/01/2020 (Acquired 03/12/2015, Cost $3,922,243) *	3,570,000	4,037,021
Gilead Sciences, Inc.,
2.550%, 09/01/2020	5,000,000	5,164,510
Glencore Funding LLC:
2.040%, 01/15/2019 (Acquired 06/17/2014 through 05/24/2016, Cost $5,211,778) ∞ *	5,200,000	5,161,000
2.500%, 01/15/2019 (Acquired 05/22/2013, Cost $597,012) *	600,000	598,560
3.125%, 04/29/2019 (Acquired 01/04/2016, Cost $4,451,479) *	5,154,000	5,174,616
GTE Corp.,
6.840%, 04/15/2018	140,000	149,159
Harris Corp.,
1.999%, 04/27/2018	5,000,000	5,028,430
Heineken NV,
1.400%, 10/01/2017 (Acquired 10/02/2012, Cost $1,993,400) * f	2,000,000	2,002,888
Hewlett Packard Enterprise Co.:
2.768%, 10/05/2018 (Acquired 09/30/2015, Cost $9,000,000) ∞ *	9,000,000	9,151,344
2.850%, 10/05/2018 (Acquired 01/07/2016, Cost $7,003,798) *	7,000,000	7,132,181
HP, Inc.,
1.613%, 01/14/2019 ∞	5,700,000	5,700,171
Husky Energy, Inc.,
6.200%, 09/15/2017 f	1,000,000	1,043,330
Husky Oil Ltd.,
7.550%, 11/15/2016 f	2,500,000	2,515,093
Hutchison Whampoa International (14) Ltd.,
1.625%, 10/31/2017 (Acquired 10/28/2014, Cost $4,988,500) * f	5,000,000	5,003,420
Hyundai Capital America:
2.400%, 10/30/2018 (Acquired 10/27/2015, Cost $8,124,025) *	8,125,000	8,237,856
2.500%, 03/18/2019 (Acquired 03/14/2016, Cost $2,997,930) *	3,000,000	3,050,514
1.750%, 09/27/2019 (Acquired 09/22/2016, Cost $4,993,900) *	5,000,000	4,976,355
Hyundai Capital Services, Inc.:
1.657%, 03/18/2017 (Acquired 04/04/2016, Cost $2,000,904) ∞ * f	2,000,000	2,001,142
3.500%, 09/13/2017 (Acquired 06/04/2014 through 10/01/2015, Cost $5,127,233) * f	5,050,000	5,148,475
Ingersoll-Rand Global Holding Co. Ltd.:
6.875%, 08/15/2018	7,751,000	8,520,620
2.875%, 01/15/2019	10,153,000	10,435,223
Ingredion, Inc.,
1.800%, 09/25/2017	10,100,000	10,122,028
Kinder Morgan Energy Partners LP:
6.000%, 02/01/2017	1,925,000	1,952,828
9.000%, 02/01/2019	2,692,000	3,085,341
Kinder Morgan, Inc./DE:
2.000%, 12/01/2017	3,000,000	3,001,665
7.250%, 06/01/2018	1,710,000	1,846,402
Kraft Heinz Foods Co.,
2.000%, 07/02/2018	10,000,000	10,092,260
L-3 Communications Corp.,
1.500%, 05/28/2017	2,000,000	2,001,508
Laboratory Corp. of America Holdings,
2.625%, 02/01/2020	2,000,000	2,037,790
LyondellBasell Industries NV,
5.000%, 04/15/2019 f	1,120,000	1,202,077
Marathon Oil Corp.,
6.000%, 10/01/2017	7,805,000	8,070,682
Marathon Petroleum Corp.,
2.700%, 12/14/2018	14,100,000	14,404,264
Masco Corp.,
3.500%, 04/01/2021	1,000,000	1,035,000
McDonald's Corp.,
2.100%, 12/07/2018	9,500,000	9,645,103
Medtronic, Inc.,
1.650%, 03/15/2020 ∞ f	2,250,000	2,280,175
Merey Sweeny LP,
8.850%, 12/18/2019 (Acquired 11/16/2015 through 05/26/2016, Cost $2,804,086) *	2,544,273	2,823,641

Molex Electronic Technologies LLC,
2.878%, 04/15/2020 (Acquired 01/05/2016, Cost $2,256,010) *	2,300,000	2,320,311
Mondelez International, Inc.,
1.277%, 02/01/2019 ∞	9,337,000	9,334,423
Murphy Oil Corp.,
3.500%, 12/01/2017	9,756,000	9,925,247
Mylan NV:
3.000%, 12/15/2018 (Acquired 12/04/2015 through 08/18/2016, Cost $11,511,668) * f	11,200,000	11,446,926
2.500%, 06/07/2019 (Acquired 05/31/2016, Cost $4,994,400) * f	5,000,000	5,044,405
Mylan, Inc.,
2.600%, 06/24/2018	1,150,000	1,166,290
Newell Brands, Inc.,
2.600%, 03/29/2019	4,250,000	4,345,370
Nissan Motor Acceptance Corp.:
1.385%, 03/03/2017 (Acquired 02/25/2014, Cost $3,000,000) ∞ *	3,000,000	3,005,718
2.650%, 09/26/2018 (Acquired 07/29/2014 through 10/08/2015, Cost $4,816,849) *	4,760,000	4,859,979
Noble Holding International Ltd.:
2.500%, 03/15/2017 f	5,510,000	5,454,900
5.250%, 03/16/2018 ∞ f	1,848,000	1,820,280
Norfolk Southern Railway Co.,
9.750%, 06/15/2020	2,000,000	2,549,542
ONEOK Partners LP:
6.150%, 10/01/2016	5,289,000	5,289,000
2.000%, 10/01/2017	2,858,000	2,860,292
8.625%, 03/01/2019	1,500,000	1,701,372
Pentair Finance SA:
1.875%, 09/15/2017 f	6,000,000	6,013,872
2.900%, 09/15/2018 f	13,075,000	13,258,102
Perrigo Finance Unlimited Co.,
3.500%, 03/15/2021 f	4,500,000	4,654,170
Petrofac Ltd.,
3.400%, 10/10/2018 (Acquired 10/03/2013 through 09/25/2015, Cost $12,162,432) * f	12,050,000	12,119,432
Phillips 66,
2.950%, 05/01/2017	3,000,000	3,027,000
Phillips 66 Partners LP,
2.646%, 02/15/2020	2,000,000	2,014,610
Pioneer Natural Resources Co.:
6.650%, 03/15/2017	1,260,000	1,288,854
6.875%, 05/01/2018	1,000,000	1,074,250
Potash Corp of Saskatchewan, Inc.,
6.500%, 05/15/2019 f	11,500,000	12,817,946
Republic Services, Inc.:
3.800%, 05/15/2018	7,990,000	8,300,292
5.500%, 09/15/2019	6,446,000	7,145,268
Rogers Communications, Inc.,
6.800%, 08/15/2018 f	3,233,000	3,543,281
Rohm and Haas Co.,
6.000%, 09/15/2017	646,000	673,146
RPM International, Inc.,
6.500%, 02/15/2018	3,870,000	4,104,712
SABMiller Holdings, Inc.,
1.447%, 08/01/2018 (Acquired 08/06/2013 through 06/07/2016, Cost $9,414,062) ∞ *	9,400,000	9,402,876
Shire Acquisitions Investments Ireland DAC,
1.900%, 09/23/2019 f	9,775,000	9,769,985
Solvay Finance America LLC,
3.400%, 12/03/2020 (Acquired 05/04/2016, Cost $7,225,880) *	7,000,000	7,326,060
Stryker Corp.,
2.000%, 03/08/2019	6,250,000	6,328,575
Sunoco, Inc.,
5.750%, 01/15/2017	600,000	607,083
Telefonica Emisiones SAU,
6.221%, 07/03/2017 f	1,344,000	1,391,131
Temple-Inland, Inc.,
6.625%, 01/15/2018	4,676,000	4,963,298
Teva Pharmaceutical Finance Netherlands III BV,
1.700%, 07/19/2019 f	7,000,000	6,984,159
Texas Eastern Transmission LP,
6.000%, 09/15/2017 (Acquired 05/21/2015, Cost $3,857,849) *	3,705,000	3,849,388
The Dow Chemical Co.,
8.550%, 05/15/2019	14,777,000	17,331,145
The JM Smucker Co.:
1.750%, 03/15/2018	2,550,000	2,565,456
2.500%, 03/15/2020	2,725,000	2,791,855
Thermo Fisher Scientific, Inc.,
1.850%, 01/15/2018	13,000,000	13,079,131
Thomson Reuters Corp.,
1.650%, 09/29/2017 f	7,000,000	7,017,367
Time Warner Cable LLC:
5.850%, 05/01/2017	2,355,000	2,413,805
6.750%, 07/01/2018	6,000,000	6,519,366
8.750%, 02/14/2019	4,395,000	5,068,573
8.250%, 04/01/2019	2,564,000	2,952,356
Time Warner Co., Inc.,
7.250%, 10/15/2017	7,831,000	8,295,378

Total Capital International SA:
1.377%, 08/10/2018 ∞ f	4,350,000	4,360,849
1.207%, 06/19/2019 ∞ f	7,700,000	7,595,018
TransCanada PipeLines Ltd.:
1.875%, 01/12/2018 f	4,000,000	4,016,044
3.125%, 01/15/2019 f	6,800,000	6,997,268
Transocean, Inc.:
6.800%, 12/15/2016 f	400,000	401,876
3.750%, 10/15/2017 f	7,400,000	7,437,000
TSMC Global Ltd.,
1.625%, 04/03/2018 (Acquired 08/05/2014 through 06/07/2016, Cost $15,824,911) * f	15,919,000	15,943,770
TTX Co.,
2.250%, 02/01/2019 (Acquired 01/12/2016, Cost $7,440,389) *	7,450,000	7,546,664
Tyco Electronics Group SA,
6.550%, 10/01/2017 f	860,000	903,581
Valero Energy Corp.:
6.125%, 06/15/2017	1,120,000	1,159,660
9.375%, 03/15/2019	10,349,000	12,183,102
Verisk Analytics, Inc.,
4.875%, 01/15/2019	9,900,000	10,542,243
Verizon Communications, Inc.,
3.650%, 09/14/2018	14,000,000	14,612,416
Viacom, Inc.:
2.500%, 12/15/2016	1,250,000	1,253,047
2.500%, 09/01/2018	11,005,000	11,124,966
Vodafone Group PLC:
5.625%, 02/27/2017 f	2,000,000	2,033,266
1.250%, 09/26/2017 f	10,000,000	9,975,300
Volkswagen Group of America Finance LLC:
1.187%, 05/23/2017 (Acquired 05/15/2014, Cost $2,750,000) ∞ *	2,750,000	2,743,122
1.251%, 11/20/2017 (Acquired 11/12/2014, Cost $4,500,000) ∞ *	4,500,000	4,484,858
Walgreen Co.,
5.250%, 01/15/2019	2,330,000	2,516,826
Walgreens Boots Alliance, Inc.:
1.750%, 11/17/2017	1,150,000	1,156,293
1.750%, 05/30/2018	2,750,000	2,765,059
Williams Partners LP / Williams Partners Finance Corp.,
7.250%, 02/01/2017	3,085,000	3,141,406
Xerox Corp.:
6.750%, 02/01/2017	2,626,000	2,667,367
2.950%, 03/15/2017	5,245,000	5,276,056
Yara International ASA,
7.875%, 06/11/2019 (Acquired 10/02/2014, Cost $563,268) * f	500,000	572,203
Zimmer Holdings, Inc.,
2.700%, 04/01/2020	4,725,000	4,828,142
Zoetis, Inc.:
1.875%, 02/01/2018	11,000,000	11,034,694
3.450%, 11/13/2020	7,932,000	8,291,470
		1,139,253,235	29.8%
Total Corporate Bonds		2,239,871,823	58.3%

Other Government Related Securities
CNOOC Finance (2013) Ltd.,
1.750%, 05/09/2018 f	1,000,000	1,001,186
CNOOC Nexen Finance (2014) ULC,
1.625%, 04/30/2017 f	5,000,000	5,003,800
CNPC General Capital Ltd.,
1.717%, 05/14/2017 (Acquired 05/07/2014, Cost $4,750,000) ∞ * f	4,750,000	4,751,981
Corp Andina de Fomento,
5.750%, 01/12/2017 f	250,000	253,042
Electricite de France SA,
1.156%, 01/20/2017 (Acquired 01/13/2014, Cost $9,750,000) ∞ * f	9,750,000	9,754,495
Export-Import Bank of Korea,
1.423%, 01/14/2017 ∞ f	1,570,000	1,571,885
Korea Expressway Corp.,
1.625%, 04/28/2017 (Acquired 06/23/2014, Cost $3,989,480) * f	4,000,000	4,002,188
Korea Hydro & Nuclear Power Co. Ltd.,
2.875%, 10/02/2018 (Acquired 09/25/2013, Cost $2,982,150) * f	3,000,000	3,080,508
Nexen Energy ULC,
6.200%, 07/30/2019 f	2,065,000	2,295,983
Petroleos Mexicanos:
5.500%, 02/04/2019 (Acquired 01/28/2016, Cost $3,200,000) * f	3,200,000	3,374,400
8.000%, 05/03/2019 f	5,000,000	5,632,500
Sinopec Group Overseas Development [2014] Ltd.,
1.750%, 04/10/2017 (Acquired 04/02/2014, Cost $6,984,110) * f	7,000,000	7,012,376
Sinopec Group Overseas Development [2015] Ltd.,
2.500%, 04/28/2020 (Acquired 04/21/2015, Cost $2,987,280) * f	3,000,000	3,052,752
Sinopec Group Overseas Development [2016] Ltd.:
2.125%, 05/03/2019 (Acquired 04/25/2016, Cost $6,982,640) * f	7,000,000	7,047,600
1.750%, 09/29/2019 (Acquired 09/22/2016, Cost $2,365,761) * f	2,375,000	2,362,182
The Korea Development Bank:
1.327%, 01/22/2017 ∞ f	5,000,000	4,999,630
3.875%, 05/04/2017 f	2,350,000	2,386,564
3.000%, 03/17/2019 f	2,475,000	2,566,374
		70,149,446	2.0%

Taxable Municipal Bonds
Chippewa Valley Schools,
1.180%, 05/01/2017	7,175,000	7,180,453
City of Bristol VA,
3.002%, 10/01/2020	8,210,000	8,440,619
City of Williston ND,
3.100%, 07/15/2025 (Callable 10/21/2016)	5,765,000	5,767,133
Consolidated Municipalities Electric Power Systems Joint Powers Board,
1.550%, 06/01/2017	590,000	590,985
Cook County School District No. 144 Prairie Hills:
2.000%, 12/01/2017	810,000	819,469
2.000%, 12/01/2017	120,000	120,492
2.500%, 12/01/2018	745,000	755,631
Government Development Bank for Puerto Rico,
4.704%, 05/01/2016 §	725,000	170,375
Illinois Housing Development Authority,
4.000%, 02/01/2034 (Callable 08/01/2025)	11,460,000	11,987,618
Indiana Bond Bank,
1.689%, 01/15/2017	1,000,000	1,002,600
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 10/31/2016)	205,000	207,212
Kentucky Asset Liability Commission,
4.372%, 04/01/2017	2,400,000	2,441,568
Metropolitan Government Nashville & Davidson County Health & Educational Facilities,
1.600%, 07/01/2046 (Callable 09/30/2016) ∞	10,000,000	10,000,000
New Hampshire Housing Finance Authority:
1.500%, 01/01/2017	765,000	765,750
1.650%, 07/01/2017	725,000	726,885
4.000%, 07/01/2036 (Callable 07/10/2024)	9,800,000	10,188,276
New Jersey Economic Development Authority:
1.802%, 06/15/2017	2,980,000	2,994,364
3.375%, 06/15/2017	5,000,000	5,039,350
2.421%, 06/15/2018	10,000,000	10,197,000
New Jersey Sports & Exposition Authority:
6.076%, 03/01/2023	2,705,000	2,987,672
5.976%, 03/01/2024	5,000,000	5,504,200
Oakland Redevelopment Agency Successor Bonds,
2.271%, 09/01/2018	1,675,000	1,689,037
Rhode Island Housing & Mortgage Finance Corp./RI:
1.930%, 04/01/2017	600,000	602,244
3.000%, 10/01/2034 (Callable 10/01/2022)	7,405,000	7,534,217
San Diego Metropolitan Transit System,
4.840%, 12/01/2018	5,110,000	5,296,617
Schenectady Metroplex Development Authority/NY,
2.232%, 08/01/2017	200,000	201,088
State of Illinois:
5.090%, 04/01/2017	2,785,000	2,817,445
4.350%, 06/01/2018	737,000	753,332
Tulsa Airports Improvement Trust:
2.592%, 06/01/2017	115,000	116,434
3.042%, 06/01/2018	100,000	102,700
		107,000,766	2.8%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	33,284	33,351
Federal Home Loan Mortgage Corp. (FHLMC):
Class 0003, 1.000%, 04/27/2018	35,000,000	34,988,170
Series 5, Class B, 1.224%, 05/15/2019 ∞	1,017	1,018
		35,022,539	0.9%
Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.000%, 07/25/2019	686,923	701,454
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020	166,643	165,828
Series 2004-J2, Class 3A3, 5.500%, 04/25/2034	193,284	194,448
Series 2004-8CB, Class A, 0.795%, 06/25/2034 ∞	8,636,939	8,537,258
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 §	102,195	99,371
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 §	838,433	679,053
Banc of America Alternative Loan Trust,
Series 2004-2, Class 5A1, 5.500%, 03/25/2019	268,573	269,712
Banc of America Mortgage Trust,
Series 2004-B, Class 2A2, 3.045%, 03/25/2034 ∞	2,451,300	2,435,244
GSAA Trust,
Series 2005-8, Class A4, 0.795%, 06/25/2035 ∞	11,952,786	11,713,741
J.P. Morgan Mortgage Trust,
Series 2005-A4, Class 1A1, 2.920%, 07/25/2035 ∞	1,159,017	1,136,445
MASTR Alternative Loan Trust:
Series 2003-5, Class 7A1, 5.000%, 07/25/2018	2,717,954	2,719,065
Series 2003-9, Class 3A1, 4.750%, 11/25/2018	1,417,794	1,424,865
Series 2003-5, Class 4A1, 5.500%, 07/25/2033	5,430,310	5,672,065
Structured Asset Securities Corp.,
Series 2004-4XS, Class 1A6, 5.050%, 02/25/2034 ∞	287,825	291,874
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2004-22, Class A2, 5.037%, 01/25/2035 ∞	5,862,339	6,050,034
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 2.737%, 10/25/2043 ∞	10,728,241	10,772,925

Towd Point Mortgage Trust:
Series 2015-4, Class A1B, 2.750%, 04/25/2055 (Acquired 09/28/2016, Cost $3,353,206) ∞ *	3,298,574	3,350,044
Series 2015-4, Class A1, 3.500%, 04/25/2055 (Acquired 06/09/2016, Cost $7,294,085) ∞ *	7,103,364	7,305,135
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	51,288	52,234
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	127,671	130,801
Series 2004-AR3, Class A1, 2.780%, 06/25/2034 ∞	7,264,934	7,313,757
		71,015,353	1.8%
Asset Backed Securities
Accredited Mortgage Loan Trust:
Series 2006-1, Class A3, 0.704%, 04/25/2036 ∞	2,801,287	2,792,808
Series 2006-2, Class A3, 0.675%, 09/25/2036 ∞	7,095,818	7,053,660
ACE Securities Corp. Home Equity Loan Trust:
Series 2006-HE1, Class A1B1, 0.715%, 02/25/2036 ∞	6,518,820	6,448,222
Series 2006-OP1, Class A2C, 0.675%, 04/25/2036 ∞	5,229,994	5,094,083
Aegis Asset Backed Securities Trust,
Series 2005-5, Class 1A3, 0.795%, 12/25/2035 ∞	3,201,193	3,164,287
American Express Credit Account Master Trust,
Series 2014-4, Class A, 1.430%, 06/15/2020	5,545,000	5,569,415
Argent Securities Inc. Asset-Backed Pass-Through Certificates,
Series 2005-W3, Class A2D, 0.865%, 11/25/2035 ∞	9,952,603	9,719,676
Barclays Dryrock Issuance Trust,
Series 2015-1, Class A, 2.200%, 12/15/2022	6,750,000	6,902,748
California Republic Auto Receivables Trust,
Series 2015-3, Class A3, 1.620%, 11/15/2019	17,500,000	17,579,555
Capital Auto Receivables Asset Trust:
Series 2014-3, Class A2, 1.180%, 12/20/2017	2,929,147	2,929,373
Series 2015-3, Class A1A, 1.390%, 02/20/2018	11,677,058	11,687,931
Series 2016-3, Class A2A, 1.360%, 04/22/2019	5,500,000	5,501,869
Series 2015-4, Class A3, 1.830%, 03/20/2020	3,400,000	3,420,051
Capital One Multi-Asset Execution Trust,
Series 2014-A2, Class A2, 1.260%, 01/15/2020	11,172,000	11,188,115
Carrington Mortgage Loan Trust,
Series 2006-OPT1, Class A3, 0.705%, 02/25/2036 ∞	3,869,958	3,794,514
Chase Issuance Trust:
Series 2014-A1, Class A1, 1.150%, 01/15/2019	31,310,000	31,328,792
Series 2015-A5, Class A5, 1.360%, 04/15/2020	13,750,000	13,804,069
Chrysler Capital Auto Receivables Trust:
Series 2015-BA, Class A2, 1.460%, 12/17/2018 (Acquired 11/12/2015, Cost $2,891,825) *	2,891,871	2,895,195
Series 2013-BA, Class A4, 1.270%, 03/15/2019 (Acquired 11/12/2015 through 12/18/2015, Cost $3,534,308) *	3,542,314	3,545,728
Citibank Credit Card Issuance Trust,
Series 2008-A1, Class A1, 5.350%, 02/07/2020	2,325,000	2,457,316
Conseco Financial Corp.:
Series 1998-2, Class A5, 6.240%, 12/01/2028 ∞	12,812	13,329
Series 1998-3, Class A5, 6.220%, 03/01/2030	184,694	193,839
Countrywide Asset-Backed Certificates,
Series 2006-13, Class 1AF3, 4.596%, 01/25/2037 ∞ §	951,818	1,404,801
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB8, Class AF2, 4.012%, 12/25/2035 ∞	195,725	193,723
CWABS Asset-Backed Certificates Trust:
Series 2005-16, Class 3AV, 0.754%, 05/25/2036 ∞	4,671,559	4,618,152
Series 2006-9, Class 1AF3, 4.763%, 10/25/2046 ∞ §	967,623	814,962
Dell Equipment Finance Trust,
Series 2015-1, Class A2, 1.010%, 07/24/2017 (Acquired 04/15/2015 through 06/08/2016, Cost $9,134,429) *	9,135,086	9,133,952
Discover Card Execution Note Trust:
Series 2014-A5, Class A, 1.390%, 04/15/2020	7,399,000	7,422,806
Series 2016-A4, Class A4, 1.390%, 03/15/2022	19,075,000	19,101,846
First Franklin Mortgage Loan Trust,
Series 2005-FF12, Class A2B, 0.785%, 11/25/2036 ∞	3,142,068	3,109,087
First National Master Note Trust,
Series 2015-1, Class A, 1.294%, 09/15/2020 ∞	7,500,000	7,548,720
Ford Credit Auto Owner Trust:
Series 2014-1, Class A, 2.260%, 11/15/2025 (Acquired 05/06/2014 through 11/18/2014, Cost $17,936,449) *	17,894,000	18,241,867
Series 2014-2, Class A, 2.310%, 04/15/2026 (Acquired 01/06/2016 through 09/02/2016, Cost $15,060,195) *	14,892,000	15,225,286
Series 2015-1, Class A, 2.120%, 07/15/2026 (Acquired 01/13/2015 through 03/14/2016, Cost $12,566,749) *	12,592,000	12,805,696
Ford Credit Floorplan Master Owner Trust A,
Series 2016-1, Class A1, 1.760%, 02/15/2021	11,425,000	11,470,019
GE-WMC Asset-Backed Pass Through Certificates,
Series 2005-1, Class A2C, 1.245%, 10/25/2035 ∞	3,265,701	3,237,327
GM Financial Automobile Leasing Trust,
Series 2016-2, Class A3, 1.620%, 09/20/2019	12,675,000	12,741,351
GMF Floorplan Owner Revolving Trust,
Series 2015-1, Class A1, 1.650%, 05/15/2020 (Acquired 05/13/2015, Cost $14,699,441) *	14,700,000	14,692,088
GSAMP Trust,
Series 2006-HE1, Class A2C, 0.735%, 01/25/2036 ∞	199,702	199,094
Home Equity Asset Trust,
Series 2006-4, Class 2A3, 0.695%, 08/25/2036 ∞	1,299,549	1,288,572
Honda Auto Receivables Owner Trust:
Series 2016-1, Class A2, 1.010%, 06/18/2018	3,000,000	3,000,841
Series 2016-1, Class A3, 1.220%, 12/18/2019	13,000,000	13,025,881
J.P. Morgan Mortgage Acquisition Trust,
Series 2006-CH1, Class A1, 0.655%, 07/25/2036 ∞	6,695,274	6,488,296
Kubota Credit Owner Trust,
Series 2015-1A, Class A3, 1.540%, 03/15/2019 (Acquired 01/22/2015 through 07/21/2016, Cost $20,227,928) *	20,225,000	20,295,891
Leaf Receivables Funding 10 LLC,
Series 2015-1, Class A3, 1.490%, 03/15/2018 (Acquired 04/23/2015, Cost $5,249,036) *	5,250,000	5,245,493
Leaf Receivables Funding 11 LLC,
Series 2016-1, Class A3, 2.050%, 06/15/2019 (Acquired 05/18/2016, Cost $9,999,075) *	10,000,000	10,041,345

Long Beach Mortgage Loan Trust,
Series 2005-WL2, Class M1, 1.230%, 08/25/2035 ∞	5,649,568	5,608,354
MASTR Asset Backed Securities Trust,
Series 2006-AB1, Class A2, 0.755%, 02/25/2036 ∞	462,207	459,764
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE2, Class A3B, 0.965%, 01/25/2035 ∞	3,556,658	3,538,765
New Century Home Equity Loan Trust,
Series 2005-C, Class A1, 0.755%, 12/25/2035 ∞	8,055,260	7,904,720
Nissan Auto Receivables Owner Trust,
Series 2016-C, Class A3, 1.180%, 01/15/2021	10,825,000	10,826,145
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-HE2, Class A3, 0.695%, 03/25/2036 ∞	3,458,503	3,378,463
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 2.470%, 09/18/2024 (Acquired 02/05/2016 through 05/04/2016, Cost $12,882,911) *	12,921,319	12,950,046
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-5, Class A3, 0.735%, 12/25/2035 ∞	5,114,535	5,083,695
Park Place Securities, Inc.,
Series 2005-WCW1, Class M1, 0.975%, 09/25/2035 ∞	8,415,211	8,355,778
Popular ABS Mortgage Pass-Through Trust,
Series 2005-B, Class M2, 1.185%, 08/25/2035 ∞	3,623,406	3,553,591
RAMP Series Trust:
Series 2003-RS7, Class AI6, 5.340%, 08/25/2033 ∞	17,972	18,014
Series 2003-RS11, Class AI7, 4.828%, 12/25/2033 ∞	166,512	168,753
Series 2006-NC2, Class A2, 0.715%, 02/25/2036 ∞	3,046,227	3,004,410
Series 2006-RZ4, Class A2, 0.705%, 10/25/2036 ∞	2,894,380	2,872,094
RASC Series Trust:
Series 2005-AHL2, Class A3, 0.875%, 10/25/2035 ∞	8,247,471	8,152,723
Series 2006-KS1, Class A4, 0.825%, 02/25/2036 ∞	4,116,166	4,073,675
Renaissance Home Equity Loan Trust,
Series 2007-2, Class AF2, 5.675%, 06/25/2037 ∞	1,945,443	939,303
Securitized Asset Backed Receivables LLC Trust,
Series 2005-OP2, Class A1, 0.850%, 10/25/2035 (Acquired 03/13/2014, Cost $6,573,049) ∞ *	6,654,146	6,628,100
Soundview Home Loan Trust:
Series 2005-OPT4, Class 2A3, 0.785%, 12/25/2035 ∞	1,539,248	1,519,452
Series 2006-2, Class A4, 0.795%, 03/25/2036 ∞	4,900,793	4,862,030
Specialty Underwriting & Residential Finance Trust:
Series 2005-BC4, Class A2C, 0.875%, 09/25/2036 ∞	2,560,391	2,550,019
Series 2006-BC1, Class A2D, 0.825%, 12/25/2036 ∞	9,806,177	9,695,923
Springleaf Funding Trust,
Series 2014-AA, Class A, 2.410%, 12/15/2022 (Acquired 09/11/2015 through 06/20/2016, Cost $3,738,455) *	3,735,338	3,740,112
Structured Asset Investment Loan Trust,
Series 2004-9, Class A5, 1.525%, 10/25/2034 ∞	11,540,630	11,461,619
Structured Asset Securities Corp. Mortgage Loan Trust:
Series 2007-BC2, Class A3, 0.655%, 03/25/2037 ∞	651,976	651,329
Series 2007-BC3, Class 2A2, 0.665%, 05/25/2047 ∞	794,963	779,458
Synchrony Credit Card Master Note Trust:
Series 2014-1, Class A, 1.610%, 11/15/2020	18,437,000	18,526,602
Series 2012-2, Class A, 2.220%, 01/15/2022	9,243,000	9,405,328
TCF Auto Receivables Owner Trust,
Series 2014-1A, Class A4, 1.560%, 01/15/2020 (Acquired 10/21/2015, Cost $6,251,483) *	6,250,000	6,264,788
Toyota Auto Receivables Owner Trust:
Series 2016-B, Class A2A, 1.020%, 10/15/2018	3,469,000	3,470,199
Series 2016-B, Class A3, 1.300%, 04/15/2020	7,000,000	7,010,711
Verizon Owner Trust,
Series 2016-1A, Class A, 1.420%, 01/20/2021 (Acquired 07/12/2016, Cost $16,247,263) *	16,250,000	16,287,388
		542,173,022	14.2%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 2012-M9, Class ASQ2, 1.513%, 12/25/2017	28,353,243	28,433,818
Series 2015-M1, Class ASQ2, 1.626%, 02/25/2018	24,254,931	24,341,976
Series 2016-M6, Class ASQ2, 1.785%, 06/25/2019	13,650,000	13,750,422
FHLMC Multifamily Structured Pass Through Certificates:
Series K502, Class A2, 1.426%, 08/25/2017	12,256,117	12,272,746
Series K701, Class A2, 3.882%, 11/25/2017 ∞	7,335,000	7,491,350
Series K006, Class A2, 4.251%, 01/25/2020	15,000,000	16,242,018
		102,532,330	2.7%
Non-U.S. Government Agency Issues
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C8, Class ASB, 2.379%, 10/15/2045	16,100,000	16,477,732
Series 2011-C5, Class ASB, 3.678%, 08/15/2046	6,349,007	6,644,480
WFRBS Commercial Mortgage Trust,
Series 2012-C6, Class A4, 3.440%, 04/15/2045	7,050,000	7,556,713
		30,678,925	0.8%
Total Long-Term Investments (Cost $3,742,177,284)		3,765,043,011	98.3%

SHORT-TERM INVESTMENT
Money Market Mutual Fund	Shares
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.31% «	86,177,059	86,177,059
Total Short-Term Investment (Cost $86,177,059)		86,177,059	2.3%
Total Investments (Cost $3,828,354,343)		3,851,220,070	100.6%
Liabilities in Excess of Other Assets		(21,117,406)	(0.6)%
TOTAL NET ASSETS		$3,830,102,664	100.0%

Notes to Schedule of Investments
∞	Variable or Floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities rates are as of September 30, 2016.
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or or may extend only to qualified institutional buyers.  At September 30, 2016, the value of these securities total $811,279,092, which represents 21.18% of total net assets.

f	Foreign Security
§	Security in Default
«	7-Day Yield

Baird Short-Term Bond Fund
Schedule of Investments, September 30, 2016 (Unaudited)
Summary of Fair Value Exposure at September 30, 2016 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$-	$566,598,807	$-	$566,598,807
Corporate Bonds	-	2,239,871,823	-	2,239,871,823
Other Government Related Securities	-	70,149,446	-	70,149,446
Taxable Municipal Bonds	-	107,000,766	-	107,000,766
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	35,022,539	-	35,022,539
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	71,015,353	-	71,015,353
Asset Backed Securities	-	542,173,022	-	542,173,022
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	-	102,532,330	-	102,532,330
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	30,678,925	-	30,678,925
Total Long-Term Investments	-	3,765,043,011	-	3,765,043,011

Short-Term Investment
Money Market Mutual Fund	86,177,059	-	-	86,177,059
Total Short-Term Investment	86,177,059	-	-	86,177,059

Total Investments	$86,177,059	$3,765,043,011	$-	$3,851,220,070

Baird Intermediate Bond Fund
Schedule of Investments
September 30, 2016 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
2.625%, 08/15/2020	$163,900,000	$173,593,210
1.375%, 08/31/2020	64,500,000	65,291,157
1.750%, 03/31/2022	294,775,000	302,386,090
2.500%, 05/15/2024	176,000,000	189,117,456
2.250%, 11/15/2025	31,350,000	33,093,844
		763,481,757	34.5%
Corporate Bonds
Finance
ABN AMRO Bank NV:
4.250%, 02/02/2017 (Acquired 11/22/2013, Cost $4,539,453) * f	4,500,000	4,541,760
2.500%, 10/30/2018 (Acquired 10/23/2013 through 04/17/2014, Cost $1,199,773) * f	1,200,000	1,221,560
2.450%, 06/04/2020 (Acquired 05/28/2015, Cost $2,644,170) * f	2,650,000	2,704,463
Aetna, Inc.,
2.800%, 06/15/2023	4,000,000	4,084,556
AIA Group Ltd.,
3.200%, 03/11/2025 (Acquired 03/04/2015, Cost $2,996,190) * f	3,000,000	3,061,545
Ally Financial, Inc.,
8.000%, 12/31/2018	96,000	105,840
American International Group, Inc.,
4.875%, 06/01/2022	6,000,000	6,750,858
AmSouth Bancorporation,
6.750%, 11/01/2025	630,000	722,575
ANZ New Zealand (Int'l) Ltd./London:
2.600%, 09/23/2019 (Acquired 09/16/2014 through 03/19/2015, Cost $4,153,469) * f	4,140,000	4,231,237
2.850%, 08/06/2020 (Acquired 07/30/2015, Cost $3,996,680) * f	4,000,000	4,119,916
2.125%, 07/28/2021 (Acquired 07/21/2016, Cost $899,190) * f	900,000	901,180
Australia & New Zealand Banking Group Ltd./New York NY,
3.700%, 11/16/2025 f	1,000,000	1,096,649
Bank of America Corp.:
5.700%, 05/02/2017	1,100,000	1,125,778
6.875%, 04/25/2018	1,000,000	1,078,858
2.625%, 10/19/2020	5,000,000	5,102,460
3.300%, 01/11/2023	3,350,000	3,467,813
4.000%, 04/01/2024	2,750,000	2,963,433
BanPonce Trust I,
Class A, 8.327%, 02/01/2027	2,500,000	2,311,267
Barclays PLC:
2.000%, 03/16/2018 f	2,600,000	2,603,653
3.250%, 01/12/2021 f	2,000,000	2,032,736
BB&T Corp.,
6.850%, 04/30/2019	2,322,000	2,629,203
BNZ International Funding Ltd./London:
2.350%, 03/04/2019 (Acquired 09/03/2014, Cost $2,789,836) * f	2,800,000	2,844,514
2.100%, 09/14/2021 (Acquired 09/06/2016, Cost $9,990,600) * f	10,000,000	9,954,710
BPCE SA:
5.700%, 10/22/2023 (Acquired 11/10/2014, Cost $3,704,016) * f	3,500,000	3,809,299
4.000%, 04/15/2024 f	3,500,000	3,835,170
Caisse Centrale Desjardins,
1.417%, 01/29/2018 (Acquired 01/26/2015, Cost $8,000,000) ∞ * f	8,000,000	7,990,136
Capital One Bank (USA) NA,
2.250%, 02/13/2019	3,500,000	3,545,374
Capital One NA/Mclean VA,
1.458%, 02/05/2018 ∞	2,000,000	2,002,150
Citigroup, Inc.:
1.550%, 08/14/2017	1,000,000	1,001,201
1.700%, 04/27/2018	1,500,000	1,501,626
2.050%, 12/07/2018	5,700,000	5,743,160
3.750%, 06/16/2024	500,000	531,696
Citizens Bank NA/Providence RI:
2.450%, 12/04/2019	8,000,000	8,117,472
2.550%, 05/13/2021	2,000,000	2,035,600
CNA Financial Corp.:
7.350%, 11/15/2019	2,395,000	2,761,344
5.750%, 08/15/2021	1,385,000	1,596,699
4.500%, 03/01/2026	5,000,000	5,414,525
Comerica Bank:
5.200%, 08/22/2017	5,570,000	5,758,244
2.500%, 06/02/2020	3,375,000	3,446,641
Commonwealth Bank of Australia,
5.000%, 10/15/2019 (Acquired 03/02/2012 through 10/03/2014, Cost $4,505,938) * f	4,335,000	4,747,848
Commonwealth Bank of Australia/New York NY,
1.750%, 11/02/2018 f	4,500,000	4,523,418

Compass Bank:
2.750%, 09/29/2019	8,000,000	7,989,784
3.875%, 04/10/2025	2,700,000	2,641,110
Cooperatieve Rabobank UA/NY,
2.500%, 01/19/2021 f	8,175,000	8,383,274
Credit Agricole SA/London
2.750%, 06/10/2020 (Acquired 06/03/2015, Cost $2,994,570) * f	3,000,000	3,088,611
Credit Suisse AG/New York NY,
5.300%, 08/13/2019 f	3,220,000	3,526,921
Credit Suisse Group Funding Guernsey Ltd.:
3.450%, 04/16/2021 (Acquired 06/03/2016, Cost $2,481,271) * f	2,450,000	2,499,870
3.800%, 06/09/2023 (Acquired 06/07/2016, Cost $6,232,125) * f	6,250,000	6,333,000
Deutsche Bank AG:
2.950%, 08/20/2020 f	3,000,000	2,890,932
3.125%, 01/13/2021 f	2,175,000	2,102,568
3.375%, 05/12/2021 f	5,000,000	4,891,005
Discover Bank/Greenwood DE,
2.600%, 11/13/2018	2,500,000	2,537,515
GE Capital International Funding Co. Unlimited Co.,
2.342%, 11/15/2020 f	6,730,000	6,912,309
Genworth Holdings, Inc.,
4.900%, 08/15/2023	1,500,000	1,248,750
Great-West Life & Annuity Insurance Capital LP II,
3.356%, 05/16/2046 (Acquired 05/16/2006 through 11/08/2007, Cost $1,792,736) ∞ *	1,800,000	1,539,000
Guardian Life Global Funding,
2.000%, 04/26/2021 (Acquired 04/19/2016, Cost $3,994,720) *	4,000,000	4,035,496
Highmark, Inc.,
4.750%, 05/15/2021 (Acquired 07/30/2014, Cost $2,011,288) *	2,000,000	2,066,262
HSBC Finance Corp.,
6.676%, 01/15/2021	4,559,000	5,244,031
HSBC Holdings PLC,
3.600%, 05/25/2023 f	2,500,000	2,581,990
HSBC USA, Inc.,
2.350%, 03/05/2020	3,500,000	3,530,391
Humana, Inc.,
7.200%, 06/15/2018	2,000,000	2,188,744
Huntington Bancshares Inc./OH:
3.150%, 03/14/2021	1,500,000	1,554,975
2.300%, 01/14/2022	1,000,000	996,311
ING Bank NV:
2.500%, 10/01/2019 (Acquired 09/23/2014, Cost $2,461,635) * f	2,475,000	2,526,178
5.000%, 06/09/2021 (Acquired 06/12/2013, Cost $2,120,406) * f	2,000,000	2,258,372
5.800%, 09/25/2023 (Acquired 10/15/2015 through 09/21/2016, Cost $4,210,020) * f	3,865,000	4,320,247
Invesco Finance PLC,
3.125%, 11/30/2022 f	4,225,000	4,384,337
iStar, Inc.,
5.850%, 03/15/2017	75,000	75,896
Jefferies Group LLC,
6.875%, 04/15/2021	2,000,000	2,333,360
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (Acquired 04/10/2013 through 04/11/2013, Cost $2,831,210) *	2,325,000	2,852,905
JPMorgan Chase & Co.:
2.250%, 01/23/2020	7,875,000	7,978,462
2.295%, 08/15/2021	2,500,000	2,505,437
4.500%, 01/24/2022	3,000,000	3,321,933
Kemper Corp.,
6.000%, 05/15/2017	600,000	616,184
KeyBank NA/Cleveland OH:
1.362%, 06/01/2018 ∞	8,000,000	7,986,008
3.400%, 05/20/2026	2,200,000	2,248,385
Korea Housing Finance Corp.,
1.625%, 09/15/2018 (Acquired 02/26/2013 through 08/28/2014, Cost $1,042,304) * f	1,050,000	1,050,656
LeasePlan Corp. NV:
3.000%, 10/23/2017 (Acquired 02/07/2013, Cost $4,013,574) * f	4,000,000	4,041,264
2.500%, 05/16/2018 (Acquired 05/29/2013 through 10/20/2014, Cost $5,013,227) * f	5,000,000	5,007,460
Liberty Mutual Group, Inc.,
4.250%, 06/15/2023 (Acquired 06/13/2013, Cost $1,987,300) *	2,000,000	2,163,614
Lloyds Bank PLC:
2.050%, 01/22/2019 f	3,000,000	3,012,606
5.800%, 01/13/2020 (Acquired 02/09/2010 through 03/16/2012, Cost $2,902,701) * f	2,900,000	3,240,013
M&I Marshall & Ilsley Bank,
5.000%, 01/17/2017	1,000,000	1,009,170
Macquarie Bank Ltd.:
1.600%, 10/27/2017 (Acquired 10/22/2014, Cost $2,498,475) * f	2,500,000	2,503,805
2.400%, 01/21/2020 (Acquired 01/14/2015, Cost $997,800) * f	1,000,000	1,012,842
Manulife Financial Corp.,
4.900%, 09/17/2020 f	2,300,000	2,534,023
Marsh & McLennan Companies, Inc.,
2.550%, 10/15/2018	1,000,000	1,016,930
MassMutual Global Funding II,
2.000%, 04/05/2017 (Acquired 03/29/2012, Cost $3,783,470) *	3,800,000	3,815,550
MBIA Insurance Corp.,
11.940%, 01/15/2033 (Acquired 01/11/2008, Cost $500,000) ∞ *	500,000	200,000

Metropolitan Life Global Funding I,
3.000%, 01/10/2023 (Acquired 01/03/2013, Cost $1,299,337) *	1,300,000	1,340,694
Mitsubishi UFJ Financial Group, Inc.,
2.190%, 09/13/2021 f	3,000,000	2,992,164
Mizuho Bank Ltd.,
2.150%, 10/20/2018 (Acquired 10/13/2015, Cost $4,497,390) * f	4,500,000	4,538,516
Morgan Stanley:
6.625%, 04/01/2018	1,600,000	1,714,368
7.300%, 05/13/2019	2,700,000	3,068,563
2.375%, 07/23/2019	1,000,000	1,017,387
3.125%, 07/27/2026	4,525,000	4,552,055
MUFG Americas Holdings Corp.,
3.500%, 06/18/2022	225,000	238,651
MUFG Union Bank NA,
2.125%, 06/16/2017	1,800,000	1,812,852
Nationwide Building Society,
2.350%, 01/21/2020 (Acquired 01/12/2015, Cost $2,999,010) * f	3,000,000	3,034,233
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (Acquired 10/07/2013, Cost $870,443) *	828,000	928,608
Nomura Holdings, Inc.,
6.700%, 03/04/2020 f	1,000,000	1,150,302
NYSE Holdings LLC,
2.000%, 10/05/2017	800,000	805,560
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (Acquired 03/10/2015, Cost $6,000,000) *	6,000,000	6,039,294
PNC Bank NA,
2.950%, 01/30/2023	4,000,000	4,118,028
Principal Life Global Funding II:
2.200%, 04/08/2020 (Acquired 03/31/2015, Cost $1,997,360) *	2,000,000	2,024,126
3.000%, 04/18/2026 (Acquired 04/11/2016, Cost $6,981,380) *	7,000,000	7,114,317
Protective Life Corp.,
7.375%, 10/15/2019	2,050,000	2,363,884
Protective Life Global Funding,
2.700%, 11/25/2020 (Acquired 11/19/2015, Cost $2,997,360) *	3,000,000	3,085,206
Prudential Financial, Inc.,
7.375%, 06/15/2019	850,000	978,315
Regions Bank/Birmingham AL,
7.500%, 05/15/2018	2,475,000	2,693,278
Reliance Standard Life Global Funding II,
3.050%, 01/20/2021 (Acquired 01/12/2016, Cost $4,994,250) *	5,000,000	5,146,880
Santander Bank NA,
8.750%, 05/30/2018	4,415,000	4,839,414
Santander Holdings USA, Inc.,
2.700%, 05/24/2019	2,000,000	2,024,972
Santander UK Group Holdings PLC,
3.125%, 01/08/2021 f	2,325,000	2,362,498
Santander UK PLC:
3.050%, 08/23/2018 f	1,050,000	1,075,590
5.000%, 11/07/2023 (Acquired 10/31/2013, Cost $996,810) * f	1,000,000	1,042,156
Skandinaviska Enskilda Banken AB,
2.450%, 05/27/2020 (Acquired 05/19/2015, Cost $8,486,910) * f	8,500,000	8,690,094
Societe Generale SA:
1.926%, 10/01/2018 ∞ f	2,000,000	2,013,994
2.625%, 10/01/2018 f	1,000,000	1,018,869
2.500%, 04/08/2021 (Acquired 04/04/2016, Cost $2,148,387) * f	2,150,000	2,206,678
5.200%, 04/15/2021 (Acquired 01/28/2013, Cost $1,342,209) * f	1,250,000	1,423,759
5.000%, 01/17/2024 (Acquired 01/14/2014 through 02/18/2014, Cost $3,127,515) * f	3,150,000	3,289,073
Standard Chartered PLC:
1.319%, 04/17/2018 (Acquired 04/13/2015, Cost $8,500,000) ∞ * f	8,500,000	8,460,305
2.100%, 08/19/2019 (Acquired 08/16/2016, Cost $1,197,888) * f	1,200,000	1,199,521
3.050%, 01/15/2021 (Acquired 01/12/2016, Cost $997,980) * f	1,000,000	1,030,403
Sumitomo Mitsui Banking Corp.:
2.500%, 07/19/2018 f	3,000,000	3,042,255
2.250%, 07/11/2019 f	2,000,000	2,023,012
SunTrust Bank/Atlanta GA:
5.450%, 12/01/2017	500,000	521,058
7.250%, 03/15/2018	1,506,000	1,623,588
3.300%, 05/15/2026	5,000,000	5,100,555
Svenska Handelsbanken AB:
2.500%, 01/25/2019 f	1,000,000	1,022,486
2.400%, 10/01/2020 f	5,000,000	5,098,270
Swedbank AB:
1.750%, 03/12/2018 (Acquired 03/05/2013, Cost $3,236,383) * f	3,250,000	3,264,047
2.375%, 02/27/2019 (Acquired 02/20/2014, Cost $2,595,606) * f	2,600,000	2,649,158
2.650%, 03/10/2021 (Acquired 03/03/2016, Cost $3,795,592) * f	3,800,000	3,916,671
Synchrony Financial:
3.750%, 08/15/2021	5,000,000	5,259,215
4.250%, 08/15/2024	4,800,000	5,039,597
The Bank of Nova Scotia,
4.500%, 12/16/2025 f	7,000,000	7,458,297

The Bank of Tokyo-Mitsubishi UFJ Ltd.:
2.700%, 09/09/2018 (Acquired 09/03/2013, Cost $2,547,756) * f	2,550,000	2,597,601
2.150%, 09/14/2018 (Acquired 09/08/2015, Cost $999,710) * f	1,000,000	1,008,717
2.300%, 03/10/2019 (Acquired 03/04/2014 through 11/24/2015, Cost $1,123,469) * f	1,125,000	1,139,053
2.300%, 03/05/2020 (Acquired 02/25/2015, Cost $2,998,020) * f	3,000,000	3,032,286
The Bear Stearns Companies LLC:
6.400%, 10/02/2017	1,450,000	1,518,759
7.250%, 02/01/2018	2,275,000	2,443,123
The Charles Schwab Corp.,
6.375%, 09/01/2017	325,000	340,545
The Goldman Sachs Group, Inc.:
6.150%, 04/01/2018	3,900,000	4,153,933
2.900%, 07/19/2018	1,000,000	1,023,692
7.500%, 02/15/2019	865,000	977,679
2.550%, 10/23/2019	2,000,000	2,043,934
2.350%, 11/15/2021	2,825,000	2,818,446
3.500%, 01/23/2025	2,000,000	2,068,368
The Hartford Financial Services Group, Inc.:
5.500%, 10/15/2016	1,500,000	1,501,848
5.125%, 04/15/2022	500,000	567,988
The Huntington National Bank:
1.300%, 11/20/2016	4,850,000	4,851,610
2.875%, 08/20/2020	3,500,000	3,596,250
Trinity Acquisition PLC,
4.400%, 03/15/2026 f	1,125,000	1,178,216
UBS Group Funding Jersey Ltd,
2.950%, 09/24/2020 (Acquired 09/21/2015, Cost $6,214,355) * f	6,225,000	6,377,033
UnitedHealth Group, Inc.,
3.350%, 07/15/2022	1,575,000	1,691,252
Voya Financial, Inc.,
2.900%, 02/15/2018	1,525,000	1,553,626
WEA Finance LLC / Westfield UK & Europe Finance PLC,
3.250%, 10/05/2020 (Acquired 09/28/2015, Cost $7,474,275) *	7,500,000	7,813,898
Wells Fargo & Co.,
Class N, 2.150%, 01/30/2020	7,000,000	7,050,939
Westpac Banking Corp.:
1.600%, 01/12/2018 f	1,250,000	1,254,207
4.875%, 11/19/2019 f	2,775,000	3,041,933
2.100%, 05/13/2021 f	5,000,000	5,028,245
Willis Towers Watson PLC,
5.750%, 03/15/2021 f	3,250,000	3,660,085
		512,602,735	23.2%
Utility
FORTIS, Inc.,
2.100%, 10/04/2021 (Acquired 09/29/2016, Cost $4,987,250) * f	5,000,000	4,981,695
National Rural Utilities Cooperative Finance Corp.:
10.375%, 11/01/2018	3,619,000	4,279,326
2.000%, 01/27/2020	3,000,000	3,031,074
PPL Capital Funding, Inc.,
3.400%, 06/01/2023	2,475,000	2,613,974
PSEG Power LLC,
5.125%, 04/15/2020	220,000	240,823
Public Service Co. of New Mexico,
7.950%, 05/15/2018	3,220,000	3,536,307
RGS I&M Funding Corp.,
Class F*, 9.820%, 06/07/2022	416,033	422,371
Southern Power Co.,
1.850%, 12/01/2017	2,050,000	2,063,040
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $3,774,008) * f	3,800,000	4,169,060
		25,337,670	1.1%
Industrials
21st Century Fox America, Inc.:
8.000%, 10/17/2016	5,575,000	5,588,386
3.700%, 10/15/2025	2,825,000	3,059,774
Agilent Technologies, Inc.,
3.050%, 09/22/2026	1,450,000	1,465,956
Agrium, Inc.,
3.150%, 10/01/2022 f	1,306,000	1,355,808
Altera Corp.,
2.500%, 11/15/2018	2,000,000	2,052,938
Ameritech Capital Funding Corp.,
6.450%, 01/15/2018	2,758,000	2,926,059
Anadarko Petroleum Corp.:
6.375%, 09/15/2017	253,000	263,763
6.950%, 06/15/2019	1,000,000	1,106,412
Anglo American Capital PLC,
9.375%, 04/08/2019 (Acquired 07/11/2012, Cost $2,273,558) * f	2,000,000	2,300,000
Anheuser-Busch InBev Finance, Inc.,
3.300%, 02/01/2023	9,300,000	9,816,234
Apple, Inc.,
2.400%, 05/03/2023	2,000,000	2,036,290

AT&T, Inc.,
3.600%, 02/17/2023	9,000,000	9,486,846
Boardwalk Pipelines LP,
5.200%, 06/01/2018	2,500,000	2,543,107
Boston Scientific Corp.,
4.125%, 10/01/2023	3,000,000	3,252,510
BP Capital Markets PLC:
4.750%, 03/10/2019 f	2,500,000	2,691,940
2.521%, 01/15/2020 f	2,650,000	2,721,775
3.245%, 05/06/2022 f	1,000,000	1,053,220
British Telecommunications PLC,
5.950%, 01/15/2018 f	2,000,000	2,115,834
Bunge Limited Finance Corp.:
3.200%, 06/15/2017	1,300,000	1,316,793
3.500%, 11/24/2020	2,500,000	2,614,775
Bunge NA Finance LP,
5.900%, 04/01/2017	575,000	587,416
Cardinal Health, Inc.,
1.950%, 06/15/2018	5,600,000	5,652,926
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.464%, 07/23/2022 (Acquired 07/09/2015, Cost $7,150,000) *	7,150,000	7,715,293
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
2.450%, 05/01/2020 (Acquired 05/07/2015, Cost $4,123,680) *	4,125,000	4,163,569
Coca-Cola FEMSA SAB de CV,
2.375%, 11/26/2018 f	3,425,000	3,483,972
Comcast Corp.:
2.750%, 03/01/2023	1,475,000	1,528,381
2.350%, 01/15/2027	4,175,000	4,119,431
ConAgra Foods, Inc.,
7.000%, 04/15/2019	317,000	354,408
Cox Communications, Inc.:
3.250%, 12/15/2022 (Acquired 11/26/2012, Cost $3,594,456) *	3,600,000	3,625,027
3.850%, 02/01/2025 (Acquired 12/01/2014, Cost $4,492,215) *	4,500,000	4,637,327
CVS Health Corp.:
2.250%, 08/12/2019	3,375,000	3,438,460
4.000%, 12/05/2023	4,425,000	4,873,899
Daimler Finance North America LLC,
2.250%, 07/31/2019 (Acquired 07/25/2012, Cost $2,285,234) *	2,300,000	2,334,574
DCP Midstream LLC,
9.750%, 03/15/2019 (Acquired 10/15/2012, Cost $1,809,672) *	1,600,000	1,779,200
Deutsche Telekom International Finance BV:
2.250%, 03/06/2017 (Acquired 03/24/2015, Cost $1,405,718) * f	1,400,000	1,405,285
6.750%, 08/20/2018 f	2,850,000	3,128,656
6.000%, 07/08/2019 f	1,700,000	1,902,074
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.,
3.480%, 06/01/2019 (Acquired 05/17/2016 through 06/07/2016, Cost $6,905,683) *	6,900,000	7,096,443
Ecolab, Inc.:
1.450%, 12/08/2017	4,000,000	4,007,612
3.250%, 01/14/2023	5,000,000	5,207,970
Energy Transfer Partners LP,
9.700%, 03/15/2019	2,457,000	2,818,926
Enterprise Products Operating LLC,
2.550%, 10/15/2019	3,000,000	3,053,889
ERAC USA Finance LLC:
2.350%, 10/15/2019 (Acquired 06/30/2014 through 01/08/2015, Cost $4,644,303) *	4,650,000	4,724,153
2.600%, 12/01/2021 (Acquired 05/23/2016, Cost $4,818,341) *	4,825,000	4,917,978
Express Scripts Holding Co.,
3.000%, 07/15/2023	5,655,000	5,743,738
Federal Express Corp. 1998 Pass Through Trust,
Class 981B, 6.845%, 01/15/2019	1,405,874	1,479,803
Fidelity National Information Services, Inc.:
3.500%, 04/15/2023	4,400,000	4,616,880
3.875%, 06/05/2024	3,900,000	4,166,257
3.000%, 08/15/2026	2,000,000	1,980,356
Fiserv, Inc.:
4.750%, 06/15/2021	1,728,000	1,936,924
3.500%, 10/01/2022	2,850,000	3,030,211
FMC Corp.,
4.100%, 02/01/2024	2,000,000	2,092,858
Ford Motor Credit Co. LLC:
1.724%, 12/06/2017	3,300,000	3,303,102
5.750%, 02/01/2021	2,000,000	2,253,792
3.336%, 03/18/2021	1,800,000	1,851,905
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.,
6.750%, 02/01/2022	1,649,000	1,694,347
Freeport-McMoRan, Inc.:
3.550%, 03/01/2022	2,000,000	1,820,000
3.875%, 03/15/2023	1,100,000	987,162
General Electric Co.:
6.000%, 08/07/2019	774,000	874,571
5.500%, 01/08/2020	731,000	825,962
5.550%, 05/04/2020	816,000	924,709

General Motors Financial Co., Inc.,
4.375%, 09/25/2021	5,325,000	5,687,366
Georgia-Pacific LLC,
5.400%, 11/01/2020 (Acquired 06/09/2016, Cost $7,595,270) *	6,797,000	7,686,170
Glencore Funding LLC:
2.500%, 01/15/2019 (Acquired 05/22/2013 through 10/29/2013, Cost $4,345,538) *	4,400,000	4,389,440
4.125%, 05/30/2023 (Acquired 04/03/2014, Cost $1,461,438) *	1,500,000	1,492,500
4.625%, 04/29/2024 (Acquired 10/08/2014, Cost $1,024,441) *	1,000,000	1,019,000
Grupo Bimbo SAB de CV,
3.875%, 06/27/2024 (Acquired 06/24/2014, Cost $2,987,700) * f	3,000,000	3,109,041
GTE Corp.,
8.750%, 11/01/2021	2,150,000	2,710,683
Historic TW, Inc.,
6.875%, 06/15/2018	392,000	427,367
Hutchison Whampoa International (09) Ltd.,
7.625%, 04/09/2019 (Acquired 10/16/2009 through 04/16/2014, Cost $5,848,233) * f	5,400,000	6,194,869
Hutchison Whampoa International (14) Ltd.,
1.625%, 10/31/2017 (Acquired 10/28/2014, Cost $1,995,400) * f	2,000,000	2,001,368
Hyundai Capital America:
2.500%, 03/18/2019 (Acquired 03/14/2016, Cost $1,299,103) *	1,300,000	1,321,889
2.000%, 07/01/2019 (Acquired 06/07/2016, Cost $2,498,225) *	2,500,000	2,513,585
1.750%, 09/27/2019 (Acquired 09/22/2016, Cost $2,996,340) *	3,000,000	2,985,813
Hyundai Capital Services, Inc.,
3.500%, 09/13/2017 (Acquired 08/04/2014 through 09/30/2014, Cost $6,247,302) * f	6,150,000	6,269,925
Ingersoll-Rand Co.,
6.391%, 11/15/2027 f	1,195,000	1,417,662
Ingersoll-Rand Global Holding Co. Ltd.,
2.875%, 01/15/2019	5,000,000	5,138,985
Ingredion, Inc.:
1.800%, 09/25/2017	1,275,000	1,277,781
3.200%, 10/01/2026	3,100,000	3,161,873
Johnson Controls, Inc.,
4.250%, 03/01/2021	2,000,000	2,149,758
Kraft Heinz Foods Co.,
3.500%, 06/06/2022	2,000,000	2,125,012
Laboratory Corp. of America Holdings,
4.625%, 11/15/2020	393,000	432,037
Martin Marietta Materials, Inc.,
6.600%, 04/15/2018	75,000	79,860
Mead Johnson Nutrition Co.,
3.000%, 11/15/2020	5,400,000	5,624,170
Merey Sweeny LP,
8.850%, 12/18/2019 (Acquired 06/11/2013, Cost $1,187,080) *	1,081,817	1,200,604
Midcontinent Express Pipeline LLC,
6.700%, 09/15/2019 (Acquired 09/30/2014, Cost $1,083,531) *	1,000,000	1,047,500
Nabors Industries, Inc.,
6.150%, 02/15/2018	825,000	858,737
Noble Energy, Inc.:
8.250%, 03/01/2019	1,000,000	1,144,044
4.150%, 12/15/2021	450,000	478,489
ONEOK Partners LP,
3.375%, 10/01/2022	6,000,000	6,053,946
Pentair Finance SA:
2.900%, 09/15/2018 f	5,675,000	5,754,473
3.625%, 09/15/2020 f	5,500,000	5,696,361
Petrofac Ltd.,
3.400%, 10/10/2018 (Acquired 10/03/2013 through 09/19/2014, Cost $6,917,763) * f	6,880,000	6,919,643
Phillips 66 Partners LP,
3.605%, 02/15/2025	2,000,000	2,011,456
Pioneer Natural Resources Co.,
6.875%, 05/01/2018	1,225,000	1,315,956
POSCO,
5.250%, 04/14/2021 (Acquired 04/08/2011 through 09/22/2011, Cost $2,977,361) * f	3,000,000	3,388,386
R.R. Donnelley & Sons Co.,
7.625%, 06/15/2020	1,000,000	1,082,500
Rio Tinto Finance (USA) Ltd.,
9.000%, 05/01/2019 f	2,975,000	3,514,677
Rockies Express Pipeline LLC,
5.625%, 04/15/2020 (Acquired 03/17/2010, Cost $999,110) *	1,000,000	1,055,000
Rockwell Automation, Inc.,
2.875%, 03/01/2025	3,000,000	3,103,434
SABMiller Holdings, Inc.,
1.447%, 08/01/2018 (Acquired 10/28/2014, Cost $3,989,726) ∞ *	3,980,000	3,981,218
Samarco Mineracao SA,
5.375%, 09/26/2024 (Acquired 09/23/2014, Cost $1,670,511) * f	1,675,000	577,875
Schlumberger Holdings Corp.,
2.350%, 12/21/2018 (Acquired 12/10/2015, Cost $4,499,460) *	4,500,000	4,584,024
Schneider Electric SE,
2.950%, 09/27/2022 (Acquired 09/20/2012, Cost $1,994,680) * f	2,000,000	2,072,772
Solvay Finance America LLC,
3.400%, 12/03/2020 (Acquired 01/08/2016, Cost $3,996,160) *	4,000,000	4,186,320
Sprint Communications, Inc.,
6.000%, 12/01/2016	500,000	502,500

Sunoco, Inc.,
5.750%, 01/15/2017	1,275,000	1,290,051
Sysco Corp.:
2.600%, 10/01/2020	7,600,000	7,824,056
2.500%, 07/15/2021	2,000,000	2,042,862
2.600%, 06/12/2022	150,000	152,842
TC PipeLines LP,
4.375%, 03/13/2025	2,500,000	2,546,247
Telefonica Emisiones SAU:
6.221%, 07/03/2017 f	1,000,000	1,035,068
3.192%, 04/27/2018 f	1,000,000	1,023,600
Telstra Corp. Ltd.,
3.125%, 04/07/2025 (Acquired 03/30/2015, Cost $5,640,395) * f	5,650,000	5,921,449
Texas Eastern Transmission LP,
6.000%, 09/15/2017 (Acquired 11/07/2013 through 11/14/2014, Cost $2,151,791) *	2,073,000	2,153,787
The Dow Chemical Co.,
8.550%, 05/15/2019	8,800,000	10,321,045
The Mosaic Co.,
4.250%, 11/15/2023	8,606,000	9,151,922
Time Warner Cable LLC:
5.850%, 05/01/2017	1,000,000	1,024,970
6.750%, 07/01/2018	2,000,000	2,173,122
Time Warner, Inc.:
4.700%, 01/15/2021	1,325,000	1,473,482
4.750%, 03/29/2021	2,000,000	2,239,748
3.600%, 07/15/2025	4,000,000	4,254,816
TransCanada PipeLines Ltd.:
1.875%, 01/12/2018 f	3,000,000	3,012,033
9.875%, 01/01/2021 f	150,000	194,246
4.875%, 01/15/2026 f	3,000,000	3,470,649
TSMC Global Ltd.,
1.625%, 04/03/2018 (Acquired 03/27/2013, Cost $3,297,789) * f	3,300,000	3,305,135
Tyco Electronics Group SA,
6.550%, 10/01/2017 f	1,245,000	1,308,092
Vale Overseas Ltd.,
4.375%, 01/11/2022 f	2,425,000	2,397,719
Valero Energy Corp.:
9.375%, 03/15/2019	5,898,000	6,943,273
3.400%, 09/15/2026	3,500,000	3,476,679
Verizon Communications, Inc.:
5.150%, 09/15/2023	6,100,000	7,106,055
4.150%, 03/15/2024	2,000,000	2,207,614
Visa, Inc.,
3.150%, 12/14/2025	4,700,000	4,964,756
Vodafone Group PLC,
1.250%, 09/26/2017 f	6,925,000	6,907,895
Vulcan Materials Co.,
7.000%, 06/15/2018	2,000,000	2,155,000
Wabtec Corp./DE,
4.375%, 08/15/2023	3,000,000	3,278,607
Walgreen Co.,
5.250%, 01/15/2019	605,000	653,511
Waste Management, Inc.:
2.400%, 05/15/2023	7,000,000	7,069,874
3.125%, 03/01/2025	1,975,000	2,072,040
Wesfarmers Ltd.,
1.874%, 03/20/2018 (Acquired 03/13/2013, Cost $3,900,000) * f	3,900,000	3,909,243
WestRock MWV LLC,
7.375%, 09/01/2019	2,033,000	2,332,056
Williams Partners LP:
5.250%, 03/15/2020	1,000,000	1,082,580
4.125%, 11/15/2020	1,475,000	1,533,038
4.300%, 03/04/2024	2,500,000	2,556,615
Zoetis, Inc.,
4.500%, 11/13/2025	2,000,000	2,242,068
		444,461,780	20.1%
Total Corporate Bonds		982,402,185	44.4%

Other Government Related Securities
CDP Financial, Inc.,
4.400%, 11/25/2019 (Acquired 11/20/2009, Cost $997,520) * f	1,000,000	1,090,403
Centrais Eletricas Brasileiras SA,
5.750%, 10/27/2021 (Acquired 10/20/2011 through 10/25/2011, Cost $1,151,434) * f	1,150,000	1,129,875
CNOOC Finance (2013) Ltd.,
3.000%, 05/09/2023 f	2,000,000	2,023,522
CNOOC Nexen Finance (2014) ULC,
4.250%, 04/30/2024 f	5,150,000	5,568,793
Corp Andina de Fomento,
4.375%, 06/15/2022 f	680,000	754,290
Electricite de France SA,
2.350%, 10/13/2020 (Acquired 10/07/2015, Cost $8,800,006) * f	8,875,000	9,050,663
Export-Import Bank of Korea,
2.250%, 01/21/2020 f	3,200,000	3,259,885

KFW,
4.875%, 06/17/2019 f	3,250,000	3,576,703
Korea Electric Power Corp.,
6.750%, 08/01/2027 f	300,000	383,861
Korea Gas Corp.,
2.875%, 07/29/2018 (Acquired 07/22/2013, Cost $994,790) * f	1,000,000	1,026,039
Mexico Government International Bond,
5.125%, 01/15/2020 f	2,650,000	2,945,475
Petroleos Mexicanos:
3.125%, 01/23/2019 f	2,000,000	2,018,000
5.500%, 01/21/2021 f	2,000,000	2,115,000
Sinopec Group Overseas Development [2015] Ltd.,
2.500%, 04/28/2020 (Acquired 04/21/2015, Cost $2,987,280) * f	3,000,000	3,052,752
Sinopec Group Overseas Development [2016] Ltd.:
1.750%, 09/29/2019 (Acquired 09/22/2016, Cost $2,988,330) * f	3,000,000	2,983,809
2.750%, 05/03/2021 (Acquired 04/25/2016, Cost $4,990,750) * f	5,000,000	5,132,805
The Korea Development Bank,
3.875%, 05/04/2017 f	2,150,000	2,183,452
		48,295,327	2.2%
Taxable Municipal Bonds
Alaska Municipal Bond Bank Authority:
4.309%, 08/01/2018	1,000,000	1,052,510
4.459%, 08/01/2019	1,340,000	1,446,758
California Qualified School Bond Joint Powers Authority,
5.955%, 03/01/2019	3,375,000	3,668,794
California School Finance Authority,
4.426%, 07/01/2020	2,500,000	2,727,200
Central Valley Support Joint Powers Agency,
5.326%, 09/01/2022	2,000,000	2,254,140
City of Berwyn IL,
5.790%, 12/01/2022	5,095,000	5,645,617
City of Bristol VA,
3.668%, 10/01/2022 (Callable 10/01/2020)	7,500,000	7,716,000
Cook County School District No. 104 Summit,
6.125%, 12/01/2027 (Callable 12/01/2017)	1,535,000	1,598,626
County of Contra Costa CA,
5.140%, 06/01/2017	2,500,000	2,549,125
County of Cook IL,
5.240%, 11/15/2025 (Callable 11/15/2021)	2,245,000	2,504,163
Dallas Independent School District,
4.950%, 02/15/2022 (Callable 02/15/2021)	1,965,000	2,249,198
Davie Florida Water & Sewer Revenue,
6.062%, 10/01/2025 (Callable 10/01/2020)	1,000,000	1,147,770
Government Development Bank for Puerto Rico,
4.704%, 05/01/2016 §	3,525,000	828,375
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 10/31/2016)	760,000	768,200
New Hampshire Housing Finance Authority,
2.600%, 01/01/2020	1,670,000	1,700,193
New Jersey Economic Development Authority,
1.802%, 06/15/2017	5,000,000	5,024,100
North Carolina Housing Finance Agency:
4.000%, 01/01/2030 (Callable 07/01/2021)	290,000	308,722
3.000%, 01/01/2033 (Callable 01/01/2025)	6,220,000	6,303,099
North East Independent School District/TX,
5.240%, 08/01/2027	2,100,000	2,598,204
South Dakota Housing Development Authority,
2.700%, 11/01/2036 (Callable 11/01/2025)	2,360,000	2,377,252
Winnebago & Boone Counties School District No. 205 Rockford:
3.800%, 12/01/2026 (Callable 12/01/2025)	2,200,000	2,350,150
3.950%, 12/01/2027 (Callable 12/01/2025)	1,700,000	1,777,962
		58,596,158	2.7%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1989-2, Class D, 8.800%, 01/25/2019	2,338	2,459
Series 1990-108, Class G, 7.000%, 09/25/2020	2,827	3,014
Series G-29, Class O, 8.500%, 09/25/2021	386	430
Series 1991-137, Class H, 7.000%, 10/25/2021	20,929	22,701
Series 1993-32, Class H, 6.000%, 03/25/2023	13,913	14,968
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	64,263	64,393
Federal Gold Loan Mortgage Corp. (FGLMC):
6.000%, 06/01/2021	75,201	81,141
6.000%, 07/01/2028	6,362	7,361
Federal Home Loan Mortgage Corp. (FHLMC):
Series 74, Class F, 6.000%, 10/15/2020	816	852
Series 1395, Class G, 6.000%, 10/15/2022	6,928	7,500
Government National Mortgage Association (GNMA),
Series 1999-4, Class ZB, 6.000%, 02/20/2029	84,876	95,676
		300,495	0.0%

Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 §	191,640	190,702
Series 2005-85CB, Class 3A1, 5.250%, 02/25/2021 (Acquired 09/26/2007 through 01/28/2009, Cost $185,980) * §	187,442	181,496
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021 §	331,409	320,828
Series 2004-8CB, Class A, 0.795%, 06/25/2034 ∞	5,305,548	5,244,316
Series 2005-11CB, Class 2A1, 5.500%, 06/25/2035 §	54,665	52,597
Banc of America Alternative Loan Trust:
Series 2003-11, Class 4A1, 4.750%, 01/25/2019	39,205	39,343
Series 2004-2, Class 5A1, 5.500%, 03/25/2019	133,067	133,631
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	211,688	214,481
Series 2005-6, Class 7A1, 5.500%, 07/25/2020 §	9,735	9,384
Series 2006-2, Class 7A1, 6.000%, 03/25/2021 §	178,257	169,643
Series 2006-4, Class 3CB4, 6.000%, 05/25/2046 §	360,885	299,445
Banc of America Funding Trust,
Series 2004-2, Class 1CB1, 5.750%, 09/20/2034	3,740,213	3,870,003
Bear Stearns ARM Trust,
Series 2004-5, Class 2A, 3.489%, 07/25/2034 ∞	1,986,908	1,981,212
Citigroup Global Markets Mortgage Securities VII, Inc.,
Series 2003-UP2, Class A2, 7.000%, 06/25/2033 ∞	66,786	67,650
J.P. Morgan Alternative Loan Trust:
Series 2005-S1, Class 3A1, 5.500%, 10/25/2020 §	328,104	324,827
Series 2006-A1, Class 2A1, 2.881%, 03/25/2036 ∞ §	470,491	396,626
MASTR Alternative Loan Trust:
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	159,510	160,124
Series 2004-3, Class 1A1, 5.000%, 03/25/2019	38,131	38,358
Series 2005-3, Class 4A1, 5.500%, 03/25/2020	44,046	44,945
MortgageIT Trust,
Series 2005-3, Class A1, 0.825%, 08/25/2035 ∞	8,157,143	7,675,889
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 05/25/2019	15,331	15,328
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2004-22, Class A2, 5.037%, 01/25/2035 ∞	3,908,226	4,033,356
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 2.737%, 10/25/2043 ∞	6,436,944	6,463,755
Towd Point Mortgage Trust,
Series 2016-2, Class A1, 3.000%, 08/25/2055 (Acquired 05/20/2016, Cost $3,808,348) ∞ *	3,779,613	3,858,312
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	222,920	225,486
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	310,793	315,526
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	129,880	134,007
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	123,090	125,363
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	87,297	89,436
Series 2004-AR3, Class A1, 2.780%, 06/25/2034 ∞	4,397,707	4,427,261
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034	3,651,835	3,860,775
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR10, Class 2A17, 2.956%, 06/25/2035 ∞	6,655,931	6,888,828
		51,852,933	2.4%
Asset Backed Securities
Accredited Mortgage Loan Trust,
Series 2005-4, Class A1, 0.765%, 12/25/2035 ∞	4,184,167	4,127,096
AMRESCO Residential Securities Corp. Mortgage Loan Trust,
Series 1998-1, Class A6, 6.510%, 08/25/2027	7,389	7,874
Argent Securities Inc. Asset-Backed Pass-Through Certificates,
Series 2005-W3, Class A2D, 0.865%, 11/25/2035 ∞	1,909,372	1,864,686
Capital Auto Receivables Asset Trust,
Series 2015-3, Class A2, 1.720%, 01/22/2019	7,375,000	7,410,807
Cityscape Home Equity Loan Trust,
Series 1997-C, Class A4, 7.000%, 07/25/2028 §	3,921	3,284
Conseco Financial Corp.:
Series 1993-4, Class A5, 7.050%, 01/15/2019	2,131	2,164
Series 1998-2, Class A5, 6.240%, 12/01/2028 ∞	199,517	207,571
Series 1998-3, Class A5, 6.220%, 03/01/2030	337,375	354,079
Series 1998-4, Class A5, 6.180%, 04/01/2030	139,337	146,586
Series 1998-7, Class A1, 6.320%, 07/01/2030	2,826,786	2,987,247
Countrywide Asset-Backed Certificates:
Series 2004-12, Class AF6, 4.634%, 03/25/2035 ∞	7,075	7,297
Series 2006-13, Class 1AF3, 4.596%, 01/25/2037 ∞ §	143,059	211,142
CWABS Asset-Backed Certificates Trust:
Series 2005-1, Class AF6, 5.030%, 07/25/2035 ∞	363,711	371,438
Series 2006-9, Class 1AF3, 4.763%, 10/25/2046 ∞ §	890,214	749,765
Dell Equipment Finance Trust,
Series 2015-1, Class A2, 1.010%, 07/24/2017 (Acquired 04/15/2015, Cost $5,130,285) *	5,130,470	5,129,833
Delta Funding Home Equity Loan Trust:
Series 1997-2, Class A6, 7.040%, 06/25/2027 ∞	2,289	2,255
Series 1999-2, Class A7F, 7.030%, 08/15/2030	289,733	321,211
Discover Card Execution Note Trust,
Series 2016-A4, Class A4, 1.390%, 03/15/2022	10,925,000	10,940,376
Ford Credit Auto Owner Trust:
Series 2014-1, Class A, 2.260%, 11/15/2025 (Acquired 10/07/2014 through 10/09/2014, Cost $10,895,532) *	10,859,000	11,070,103
Series 2014-2, Class A, 2.310%, 04/15/2026 (Acquired 10/07/2014, Cost $11,745,689) *	11,750,000	12,012,968
GSAMP Trust,
Series 2005-WMC2, Class A1B, 0.835%, 11/25/2035 ∞	2,624,257	2,563,693

Home Equity Asset Trust,
Series 2006-8, Class 2A2, 0.635%, 03/25/2037 ∞	3,178,274	3,168,831
IMC Home Equity Loan Trust,
Series 1998-1, Class A6, 7.020%, 06/20/2029 ∞	2,275	2,274
J.P. Morgan Mortgage Acquisition Trust,
Series 2006-CH1, Class A1, 0.655%, 07/25/2036 ∞	3,213,731	3,114,382
Kubota Credit Owner Trust,
Series 2015-1A, Class A3, 1.540%, 03/15/2019 (Acquired 01/22/2015, Cost $10,048,597) *	10,050,000	10,085,226
New Century Home Equity Loan Trust:
Series 2005-C, Class A1, 0.755%, 12/25/2035 ∞	4,027,630	3,952,360
Series 2005-C, Class A2C, 0.775%, 12/25/2035 ∞	2,416,515	2,393,624
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-HE2, Class A3, 0.695%, 03/25/2036 ∞	4,611,337	4,504,617
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	66,059	66,056
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 2.470%, 09/18/2024 (Acquired 07/30/2015 through 02/03/2016, Cost $5,560,971) *	5,563,116	5,575,484
RAAC Series Trust,
Series 2004-SP1, Class AI4, 5.285%, 08/25/2027 ∞	2,962	3,006
RAMP Series Trust,
Series 2005-RS1, Class AI6, 4.713%, 01/25/2035	34,132	34,488
Saxon Asset Securities Trust,
Series 2005-4, Class A1B, 0.905%, 11/25/2037 ∞	4,205,803	4,128,502
Securitized Asset Backed Receivables LLC Trust,
Series 2005-OP2, Class A1, 0.850%, 10/25/2035 (Acquired 03/13/2014, Cost $3,640,458) ∞ *	3,685,373	3,670,948
Soundview Home Loan Trust,
Series 2003-2, Class A2, 1.825%, 11/25/2033 ∞	2,513,862	2,488,144
Specialty Underwriting & Residential Finance Trust:
Series 2004-BC4, Class A1A, 1.195%, 10/25/2035 ∞	2,716,096	2,662,935
Series 2006-BC1, Class A2D, 0.825%, 12/25/2036 ∞	7,583,987	7,498,717
Springleaf Funding Trust,
Series 2014-AA, Class A, 2.410%, 12/15/2022 (Acquired 10/26/2015, Cost $5,454,453) *	5,451,851	5,458,820
Structured Asset Investment Loan Trust,
Series 2004-9, Class A5, 1.525%, 10/25/2034 ∞	5,377,740	5,340,922
Synchrony Credit Card Master Note Trust:
Series 2014-1, Class A, 1.610%, 11/15/2020	5,325,000	5,350,879
Series 2012-2, Class A, 2.220%, 01/15/2022	8,250,000	8,394,889
TCF Auto Receivables Owner Trust,
Series 2014-1A, Class A4, 1.560%, 01/15/2020 (Acquired 05/29/2015 through 06/12/2015, Cost $15,594,452) *	15,575,000	15,611,852
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2004-2, Class A33, 1.525%, 10/25/2034 ∞	3,473,159	3,397,857
		157,396,288	7.1%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
FHLMC Multifamily Structured Pass Through Certificates:
Series K702, Class A2, 3.154%, 02/25/2018	297,241	303,629
Series K705, Class A2, 2.303%, 09/25/2018 ∞	4,250,000	4,328,008
Series K708, Class A2, 2.130%, 01/25/2019	8,285,838	8,426,226
Series K003, Class A4, 5.053%, 01/25/2019	9,000,000	9,662,616
Series K004, Class A2, 4.186%, 08/25/2019	7,525,000	8,069,726
Series K005, Class A2, 4.317%, 11/25/2019	6,475,000	6,994,227
Series K006, Class A2, 4.251%, 01/25/2020	2,643,000	2,861,844
Series K713, Class A2, 2.313%, 03/25/2020	4,450,000	4,580,510
		45,226,786	2.1%
Non-U.S. Government Agency Issues
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C8, Class ASB, 2.379%, 10/15/2045	8,004,000	8,191,787
Series 2011-C5, Class A3, 4.171%, 08/15/2046	4,491,519	4,918,666
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class ASB, 3.140%, 05/15/2049	5,000,000	5,278,142
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class ASB, 3.244%, 12/15/2047	16,400,000	17,381,419
Series 2015-P2, Class ASB, 3.656%, 12/15/2048	10,400,000	11,250,362
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	8,000,000	8,574,994
Series 2014-C21, Class A2, 2.917%, 08/15/2047	2,435,234	2,522,363
Series 2014-C24, Class ASB, 3.324%, 11/15/2047	8,652,000	9,202,227
Series 2013-C12, Class ASB, 2.838%, 03/15/2048	8,500,000	8,835,953
		76,155,913	3.4%
Total Long-Term Investments (Cost $2,137,439,612)		2,183,707,842	98.8%

SHORT-TERM INVESTMENT
Money Market Mutual Fund	Shares
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.31% «	54,528,386	54,528,386
Total Short-Term Investment (Cost $54,528,386)		54,528,386	2.5%
Total Investments (Cost $2,191,967,998)		2,238,236,228	101.3%
Liabilities in Excess of Other Assets		(27,791,991)	(1.3)%
TOTAL NET ASSETS		$2,210,444,237	100.0%

Notes to Schedule of Investments
∞	Variable or Floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities rates are as of September 30, 2016.
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or or may extend only to qualified institutional buyers.  At September 30, 2016, the value of these securities total $430,333,185, which represents 19.47% of total net assets.

f	Foreign Security
§	Security in Default
«	7-Day Yield

Baird Intermediate Bond Fund
Schedule of Investments, September 30, 2016 (Unaudited)
Summary of Fair Value Exposure at September 30, 2016 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$-	$763,481,757	$-	$763,481,757
Corporate Bonds	-	982,402,185	-	982,402,185
Other Government Related Securities	-	48,295,327	-	48,295,327
Taxable Municipal Bonds	-	58,596,158	-	58,596,158
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	300,495	-	300,495
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	51,852,933	-	51,852,933
Asset Backed Securities	-	157,396,288	-	157,396,288
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	-	45,226,786	-	45,226,786
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	76,155,913	-	76,155,913
Total Long-Term Investments	-	2,183,707,842	-	2,183,707,842

Short-Term Investment
Money Market Mutual Fund	54,528,386	-	-	54,528,386
Total Short-Term Investment	54,528,386	-	-	54,528,386

Total Investments	$54,528,386	$2,183,707,842	$-	$2,238,236,228

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2015	$17,673
Accrued discounts/premiums	-
Realized gain (loss)	(61,400)
Change in unrealized appreciation (depreciation)	56,083
Purchases	-
Sales	(12,356)
Transfers in and/or out of Level 3 *	-
Balance as of September 30, 2016	$-

* Transfers between levels are recognized at the end of the reporting period.

Baird Aggregate Bond Fund
Schedule of Investments
September 30, 2016 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
2.625%, 08/15/2020	$30,700,000	$32,515,629
1.375%, 08/31/2020	287,550,000	291,077,088
1.750%, 03/31/2022	330,180,000	338,705,248
2.500%, 05/15/2024	37,400,000	40,187,459
2.250%, 11/15/2025	15,000,000	15,834,375
5.250%, 11/15/2028	92,576,500	128,171,424
3.500%, 02/15/2039	371,355,900	459,842,955
2.875%, 05/15/2043	308,225,000	343,189,428
2.500%, 02/15/2045	15,450,000	15,966,617
		1,665,490,223	16.4%
Corporate Bonds
Finance
ABN AMRO Bank NV:
2.500%, 10/30/2018 (Acquired 10/23/2013 through 01/13/2014, Cost $11,024,185) * f	11,033,000	11,231,230
2.450%, 06/04/2020 (Acquired 05/28/2015, Cost $8,980,200) * f	9,000,000	9,184,968
4.800%, 04/18/2026 (Acquired 04/11/2016, Cost $8,984,430) * f	9,000,000	9,545,643
Aetna, Inc.,
4.250%, 06/15/2036	4,575,000	4,738,538
AIA Group Ltd.,
3.200%, 03/11/2025 (Acquired 03/04/2015, Cost $5,992,380) * f	6,000,000	6,123,090
Ally Financial, Inc.,
8.000%, 12/31/2018	360,000	396,900
American International Group, Inc.:
6.400%, 12/15/2020	10,830,000	12,701,478
4.875%, 06/01/2022	17,698,000	19,912,781
4.125%, 02/15/2024	893,000	962,224
3.875%, 01/15/2035	4,875,000	4,780,250
8.175%, 05/15/2058 ∞	893,000	1,195,057
Ameriprise Financial, Inc.,
7.300%, 06/28/2019	1,785,000	2,046,933
AmSouth Bancorporation,
6.750%, 11/01/2025	223,000	255,769
Anthem, Inc.,
5.100%, 01/15/2044	1,584,000	1,837,247
ANZ New Zealand (Int'l) Ltd./London:
1.750%, 03/29/2018 (Acquired 03/24/2015 through 06/15/2015, Cost $2,434,251) * f	2,435,000	2,441,898
2.850%, 08/06/2020 (Acquired 07/30/2015, Cost $15,337,260) * f	15,350,000	15,810,178
2.750%, 02/03/2021 (Acquired 01/27/2016, Cost $2,996,790) * f	3,000,000	3,084,759
Aon PLC:
4.000%, 11/27/2023 f	6,150,000	6,627,031
3.875%, 12/15/2025 f	9,126,000	9,744,606
Australia & New Zealand Banking Group Ltd./New York NY,
3.700%, 11/16/2025 f	6,500,000	7,128,218
Australia and New Zealand Banking Group Ltd.,
4.500%, 03/19/2024 (Acquired 03/12/2014 through 02/23/2016, Cost $15,997,880) * f	16,000,000	16,915,856
BAC Capital Trust VI,
5.625%, 03/08/2035	357,000	386,486
Bank of America Corp.:
6.400%, 08/28/2017	893,000	931,694
6.875%, 04/25/2018	3,162,000	3,411,349
2.625%, 10/19/2020	5,000,000	5,102,460
3.300%, 01/11/2023	7,000,000	7,246,176
4.125%, 01/22/2024	15,000,000	16,267,440
3.500%, 04/19/2026	9,000,000	9,352,890
7.750%, 05/14/2038	1,138,000	1,649,976
Bank of Montreal,
1.800%, 07/31/2018 f	3,600,000	3,626,780
BanPonce Trust I,
Class A, 8.327%, 02/01/2027	1,941,000	1,794,468
Barclays Bank PLC,
6.050%, 12/04/2017 (Acquired 05/27/2015, Cost $10,446,600) * f	10,000,000	10,456,600
Barclays PLC:
2.875%, 06/08/2020 f	5,000,000	5,029,960
3.250%, 01/12/2021 f	12,175,000	12,374,280
3.650%, 03/16/2025 f	8,100,000	7,991,574
BB&T Corp.,
2.625%, 06/29/2020	5,000,000	5,162,885
Berkshire Hathaway, Inc.,
2.750%, 03/15/2023	14,675,000	15,250,040
BNP Paribas SA:
2.375%, 05/21/2020 f	10,000,000	10,155,830
3.250%, 03/03/2023 f	3,570,000	3,747,611

BNZ International Funding Ltd./London:
2.350%, 03/04/2019 (Acquired 09/03/2014 through 04/17/2015, Cost $7,329,078) * f	7,300,000	7,416,055
2.750%, 03/02/2021 (Acquired 02/23/2016, Cost $13,990,200) * f	14,000,000	14,384,860
BPCE SA:
2.500%, 07/15/2019 f	7,925,000	8,088,731
5.700%, 10/22/2023 (Acquired 10/15/2013 through 09/30/2014, Cost $8,200,183) * f	8,055,000	8,766,828
4.000%, 04/15/2024 f	2,500,000	2,739,407
5.150%, 07/21/2024 (Acquired 05/10/2016 through 08/16/2016, Cost $16,760,033) * f	16,185,000	17,024,160
Caisse Centrale Desjardins:
1.550%, 09/12/2017 (Acquired 07/07/2015, Cost $4,003,190) * f	4,000,000	4,006,364
1.417%, 01/29/2018 (Acquired 01/26/2015, Cost $19,000,000) ∞ * f	19,000,000	18,976,573
Capital One Bank (USA) NA,
3.375%, 02/15/2023	22,650,000	23,267,960
Capital One NA/Mclean VA:
1.458%, 02/05/2018 ∞	3,625,000	3,628,897
2.400%, 09/05/2019	12,000,000	12,189,780
1.850%, 09/13/2019	5,000,000	4,999,860
Chubb INA Holdings, Inc.,
2.875%, 11/03/2022	8,750,000	9,191,936
Citigroup, Inc.:
1.850%, 11/24/2017	6,100,000	6,119,038
1.700%, 04/27/2018	13,000,000	13,014,092
2.050%, 12/07/2018	11,000,000	11,083,292
2.350%, 08/02/2021	9,000,000	9,035,019
2.255%, 09/01/2023 ∞	7,000,000	7,033,502
3.750%, 06/16/2024	1,000,000	1,063,392
3.700%, 01/12/2026	4,500,000	4,749,422
Citizens Bank NA/Providence RI:
2.300%, 12/03/2018	4,000,000	4,046,216
2.500%, 03/14/2019	7,800,000	7,941,796
2.450%, 12/04/2019	19,300,000	19,583,401
CNA Financial Corp.:
5.750%, 08/15/2021	7,199,000	8,299,374
7.250%, 11/15/2023	4,000,000	4,864,128
4.500%, 03/01/2026	14,000,000	15,160,670
Comerica Bank:
2.500%, 06/02/2020	29,000,000	29,615,583
4.000%, 07/27/2025	10,000,000	10,478,830
Commonwealth Bank of Australia/New York NY,
2.050%, 03/15/2019 f	10,275,000	10,396,779
Compass Bank:
2.750%, 09/29/2019	31,216,000	31,176,137
3.875%, 04/10/2025	13,000,000	12,716,457
Cooperatieve Rabobank UA,
3.750%, 07/21/2026 f	12,000,000	12,019,656
Credit Agricole SA:
1.503%, 10/03/2016 (Acquired 09/26/2013, Cost $1,500,000) ∞ * f	1,500,000	1,500,000
6.637%, 05/31/2017 (Acquired 05/23/2007, Cost $893,000) ∞ * f	893,000	890,768
Credit Suisse AG/New York NY:
1.700%, 04/27/2018 f	6,000,000	6,004,578
5.300%, 08/13/2019 f	1,406,000	1,540,016
5.400%, 01/14/2020 f	5,000,000	5,465,330
3.000%, 10/29/2021 f	7,000,000	7,201,418
3.625%, 09/09/2024 f	4,325,000	4,513,816
Credit Suisse Group Funding Guernsey Ltd.:
3.800%, 09/15/2022 f	3,000,000	3,064,749
3.800%, 06/09/2023 (Acquired 06/07/2016, Cost $4,536,987) * f	4,550,000	4,610,424
4.550%, 04/17/2026 (Acquired 04/13/2016, Cost $1,999,520) * f	2,000,000	2,099,968
Credit Suisse USA, Inc.,
7.125%, 07/15/2032	5,063,000	6,912,018
Deutsche Bank AG:
2.950%, 08/20/2020 f	4,500,000	4,336,398
3.125%, 01/13/2021 f	10,800,000	10,440,338
Deutsche Bank AG/London:
1.427%, 02/13/2017 ∞ f	9,000,000	8,909,037
3.700%, 05/30/2024 f	10,000,000	9,575,940
Discover Bank/Greenwood DE:
2.600%, 11/13/2018	4,875,000	4,948,154
4.200%, 08/08/2023	20,000,000	21,524,260
3.450%, 07/27/2026	12,000,000	12,070,068
Discover Financial Services,
3.950%, 11/06/2024	5,000,000	5,118,335
Fifth Third Bancorp,
2.875%, 07/27/2020	6,000,000	6,220,500
First Horizon National Corp.,
3.500%, 12/15/2020	29,078,000	29,678,548
First Tennessee Bank NA,
2.950%, 12/01/2019	5,612,000	5,687,504
FMR LLC,
4.950%, 02/01/2033 (Acquired 01/29/2013, Cost $1,747,795) *	1,750,000	1,951,003
GE Capital International Funding Co. Unlimited Co.,
2.342%, 11/15/2020 f	12,638,000	12,980,351

Genworth Holdings, Inc.,
4.900%, 08/15/2023	1,339,000	1,114,718
Goldman Sachs Capital I,
6.345%, 02/15/2034	1,053,000	1,283,265
Great-West Life & Annuity Insurance Capital LP II,
3.356%, 05/16/2046 (Acquired 05/16/2006 through 11/08/2007, Cost $2,482,656) ∞ *	2,499,000	2,136,645
Highmark, Inc.,
4.750%, 05/15/2021 (Acquired 05/03/2011 through 07/30/2014, Cost $4,376,776) *	4,378,000	4,523,048
HSBC Bank PLC,
1.457%, 05/15/2018 (Acquired 12/17/2014, Cost $4,961,443) ∞ * f	4,950,000	4,954,277
HSBC Bank USA NA,
7.000%, 01/15/2039	4,200,000	5,682,671
HSBC Finance Corp.,
6.676%, 01/15/2021	15,925,000	18,317,875
HSBC Holdings PLC:
2.650%, 01/05/2022 f	4,000,000	3,986,388
3.600%, 05/25/2023 f	2,275,000	2,349,611
HSBC USA, Inc.:
2.350%, 03/05/2020	3,000,000	3,026,049
5.000%, 09/27/2020	3,716,000	4,027,085
9.125%, 05/15/2021	625,000	785,207
Humana, Inc.,
7.200%, 06/15/2018	1,870,000	2,046,476
Huntington Bancshares Inc./OH,
2.300%, 01/14/2022	26,450,000	26,352,426
ING Bank NV:
3.750%, 03/07/2017 (Acquired 03/28/2012, Cost $1,903,782) * f	1,919,000	1,938,881
2.050%, 08/17/2018 (Acquired 08/10/2015, Cost $7,270,562) * f	7,275,000	7,328,195
2.000%, 11/26/2018 (Acquired 11/17/2015, Cost $5,984,160) * f	6,000,000	6,040,038
2.500%, 10/01/2019 (Acquired 09/23/2014, Cost $3,481,100) * f	3,500,000	3,572,373
2.450%, 03/16/2020 (Acquired 03/10/2015 through 04/29/2015, Cost $9,210,122) * f	9,225,000	9,416,345
5.800%, 09/25/2023 (Acquired 01/14/2014 through 04/29/2016, Cost $11,357,041) * f	10,450,000	11,680,874
Invesco Finance PLC:
3.125%, 11/30/2022 f	5,902,000	6,124,582
3.750%, 01/15/2026 f	4,900,000	5,243,789
Jefferies Group LLC:
6.875%, 04/15/2021	3,570,000	4,165,048
6.250%, 01/15/2036	1,390,000	1,448,765
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (Acquired 08/26/2010, Cost $6,598,349) *	6,069,000	7,447,003
JPMorgan Chase & Co.:
2.200%, 10/22/2019	3,675,000	3,732,628
4.250%, 10/15/2020	886,000	960,368
2.550%, 03/01/2021	7,000,000	7,128,450
2.295%, 08/15/2021	18,000,000	18,039,150
3.125%, 01/23/2025	14,000,000	14,309,316
5.600%, 07/15/2041	4,106,000	5,256,530
JPMorgan Chase Bank NA,
6.000%, 10/01/2017	500,000	521,460
KeyBank NA/Cleveland OH:
1.362%, 06/01/2018 ∞	10,600,000	10,581,461
2.250%, 03/16/2020	5,000,000	5,076,345
3.400%, 05/20/2026	12,250,000	12,519,414
Kookmin Bank:
1.625%, 07/14/2017 (Acquired 07/07/2014, Cost $3,988,720) * f	4,000,000	4,003,928
1.625%, 08/01/2019 (Acquired 07/25/2016, Cost $6,979,840) * f	7,000,000	7,004,900
LeasePlan Corp. NV:
3.000%, 10/23/2017 (Acquired 12/03/2013 through 04/29/2015, Cost $957,477) * f	950,000	959,800
2.500%, 05/16/2018 (Acquired 08/02/2013 through 04/27/2015, Cost $18,635,977) * f	18,658,000	18,685,838
2.875%, 01/22/2019 (Acquired 10/14/2015, Cost $10,993,180) * f	11,000,000	11,104,203
Liberty Mutual Group, Inc.:
4.250%, 06/15/2023 (Acquired 06/13/2013, Cost $2,660,995) *	2,678,000	2,897,079
10.750%, 06/15/2058 (Acquired 05/21/2008, Cost $2,182,029) ∞ *	2,231,000	3,391,120
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097 (Acquired 03/26/2003, Cost $297,832) *	465,000	605,022
Lincoln National Corp.:
8.750%, 07/01/2019	5,218,000	6,141,930
6.050%, 04/20/2067 ∞	1,004,000	773,080
Lloyds Bank PLC:
1.750%, 05/14/2018 f	7,775,000	7,797,975
5.800%, 01/13/2020 (Acquired 02/10/2010, Cost $1,411,088) * f	1,428,000	1,595,427
2.400%, 03/17/2020 f	20,000,000	20,296,900
Macquarie Bank Ltd.:
1.600%, 10/27/2017 (Acquired 10/22/2014, Cost $4,996,950) * f	5,000,000	5,007,610
2.400%, 01/21/2020 (Acquired 01/14/2015, Cost $4,989,000) * f	5,000,000	5,064,210
Macquarie Group Ltd.:
3.000%, 12/03/2018 (Acquired 11/25/2013, Cost $8,490,900) * f	8,525,000	8,720,495
7.625%, 08/13/2019 (Acquired 02/12/2014 through 05/18/2015, Cost $4,447,447) * f	3,944,000	4,517,458
Manufacturers & Traders Trust Co.,
2.100%, 02/06/2020	10,850,000	10,950,189
Manulife Financial Corp.:
4.150%, 03/04/2026 f	10,000,000	10,930,150
5.375%, 03/04/2046 f	5,150,000	6,132,605

Marsh & McLennan Companies, Inc.,
2.300%, 04/01/2017	2,231,000	2,240,783
Massachusetts Mutual Life Insurance Co.:
8.875%, 06/01/2039 (Acquired 05/27/2009 through 08/30/2016, Cost $35,921,215) *	24,017,000	37,794,640
4.500%, 04/15/2065 (Acquired 04/08/2015, Cost $2,945,520) *	3,000,000	2,949,666
MBIA Insurance Corp.,
11.940%, 01/15/2033 (Acquired 01/11/2008, Cost $714,000) ∞ * §	714,000	285,600
MetLife, Inc.:
7.717%, 02/15/2019	982,000	1,123,647
6.500%, 12/15/2032	466,000	599,126
4.875%, 11/13/2043	3,375,000	3,738,946
4.050%, 03/01/2045	10,000,000	9,919,200
4.600%, 05/13/2046	2,375,000	2,570,083
Metropolitan Life Global Funding I,
3.000%, 01/10/2023 (Acquired 04/27/2015, Cost $2,039,642) *	2,004,000	2,066,731
Mitsubishi UFJ Financial Group, Inc.:
2.950%, 03/01/2021 f	15,200,000	15,650,315
2.190%, 09/13/2021 f	12,400,000	12,367,611
Mizuho Bank Ltd.:
1.850%, 03/21/2018 (Acquired 03/14/2013 through 04/29/2015, Cost $3,345,157) * f	3,349,000	3,359,252
1.800%, 03/26/2018 (Acquired 06/16/2016, Cost $24,359,215) * f	24,275,000	24,330,371
2.450%, 04/16/2019 (Acquired 04/09/2014, Cost $2,096,262) * f	2,100,000	2,134,104
Mizuho Financial Group, Inc.,
2.632%, 04/12/2021 (Acquired 04/05/2016, Cost $13,000,000) * f	13,000,000	13,161,044
Morgan Stanley:
7.300%, 05/13/2019	15,110,000	17,172,590
2.375%, 07/23/2019	1,000,000	1,017,387
5.625%, 09/23/2019	1,941,000	2,149,578
2.650%, 01/27/2020	4,200,000	4,291,825
2.800%, 06/16/2020	5,000,000	5,129,340
2.500%, 04/21/2021	8,000,000	8,100,024
Class F, 3.875%, 04/29/2024	1,650,000	1,764,657
3.700%, 10/23/2024	4,000,000	4,220,628
MUFG Americas Holdings Corp.,
2.250%, 02/10/2020	5,000,000	5,057,720
National Australia Bank Ltd./New York,
2.500%, 07/12/2026 f	20,875,000	20,510,376
Nationwide Building Society,
2.450%, 07/27/2021 (Acquired 07/20/2016, Cost $38,478,716) * f	38,500,000	38,967,544
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (Acquired 02/05/2015 through 05/08/2015, Cost $18,609,529) *	16,905,000	18,959,076
Navient Corp.,
5.625%, 08/01/2033	446,000	354,570
New York Life Global Funding,
2.350%, 07/14/2026 (Acquired 07/11/2016, Cost $7,895,102) *	7,900,000	7,852,971
New York Life Insurance Co.,
6.750%, 11/15/2039 (Acquired 05/04/2016, Cost $3,963,382) *	3,000,000	4,156,284
Nomura Holdings, Inc.:
2.750%, 03/19/2019 f	1,625,000	1,662,018
6.700%, 03/04/2020 f	1,667,000	1,917,553
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (Acquired 03/10/2015 through 04/24/2015, Cost $8,115,725) *	8,000,000	8,052,392
PNC Bank NA,
4.200%, 11/01/2025	2,678,000	3,002,011
Pricoa Global Funding I,
2.550%, 11/24/2020 (Acquired 11/17/2015, Cost $14,000,000) *	14,000,000	14,390,040
Principal Financial Group, Inc.:
8.875%, 05/15/2019	2,215,000	2,609,813
3.300%, 09/15/2022	1,860,000	1,935,025
3.125%, 05/15/2023	4,667,000	4,763,336
3.400%, 05/15/2025	16,000,000	16,424,752
Principal Life Global Funding II:
2.200%, 04/08/2020 (Acquired 03/31/2015, Cost $3,994,720) *	4,000,000	4,048,252
3.000%, 04/18/2026 (Acquired 04/11/2016, Cost $13,364,356) *	13,400,000	13,618,835
Protective Life Corp.:
7.375%, 10/15/2019	7,096,000	8,182,497
8.450%, 10/15/2039	1,400,000	1,975,450
Protective Life Global Funding,
2.700%, 11/25/2020 (Acquired 11/19/2015, Cost $7,992,960) *	8,000,000	8,227,216
Raymond James Financial, Inc.,
8.600%, 08/15/2019	5,000,000	5,841,420
RBC USA Holdco Corp.,
5.250%, 09/15/2020	2,025,000	2,282,580
Regions Bank/Birmingham AL,
7.500%, 05/15/2018	8,518,000	9,269,228
Regions Financial Corp.,
3.200%, 02/08/2021	25,000,000	25,988,975
Reliance Standard Life Global Funding II:
2.500%, 01/15/2020 (Acquired 04/14/2015, Cost $6,999,946) *	6,940,000	7,033,399
2.375%, 05/04/2020 (Acquired 04/27/2015, Cost $20,936,160) *	21,000,000	21,255,276
Santander Bank NA,
8.750%, 05/30/2018	8,802,000	9,648,136

Santander Holdings USA, Inc.:
2.700%, 05/24/2019	5,000,000	5,062,430
2.650%, 04/17/2020	2,000,000	2,012,022
Santander Issuances SAU,
5.179%, 11/19/2025 f	4,000,000	4,075,396
Santander UK Group Holdings PLC:
2.875%, 10/16/2020 f	4,866,000	4,902,908
3.125%, 01/08/2021 f	2,600,000	2,641,933
2.875%, 08/05/2021 f	6,000,000	5,997,558
Santander UK PLC,
5.000%, 11/07/2023 (Acquired 10/31/2013 through 12/02/2014, Cost $10,243,708) * f	9,880,000	10,296,501
Skandinaviska Enskilda Banken AB:
2.375%, 11/20/2018 (Acquired 11/13/2013 through 05/07/2015, Cost $6,848,634) * f	6,835,000	6,938,338
2.375%, 03/25/2019 (Acquired 03/18/2014 through 04/29/2015, Cost $1,726,531) * f	1,725,000	1,754,446
2.450%, 05/27/2020 (Acquired 05/19/2015, Cost $14,976,900) * f	15,000,000	15,335,460
Societe Generale SA:
1.926%, 10/01/2018 ∞ f	6,000,000	6,041,982
2.500%, 04/08/2021 (Acquired 04/04/2016, Cost $10,217,331) * f	10,225,000	10,494,551
4.250%, 04/14/2025 (Acquired 04/08/2015, Cost $4,092,109) * f	4,157,000	4,149,401
4.750%, 11/24/2025 (Acquired 11/17/2015, Cost $11,954,640) * f	12,000,000	12,393,888
SpareBank 1 Boligkreditt AS,
1.750%, 11/15/2019 (Acquired 11/07/2012, Cost $4,428,322) * f	4,463,000	4,474,037
Springleaf Finance Corp.,
6.900%, 12/15/2017	400,000	420,500
Standard Chartered PLC:
1.319%, 04/17/2018 (Acquired 04/13/2015, Cost $3,000,000) ∞ * f	3,000,000	2,985,990
1.700%, 04/17/2018 (Acquired 04/13/2015 through 04/24/2015, Cost $11,588,924) * f	11,600,000	11,567,752
3.050%, 01/15/2021 (Acquired 01/12/2016, Cost $4,490,910) * f	4,500,000	4,636,814
5.700%, 03/26/2044 (Acquired 03/21/2014, Cost $5,988,000) * f	6,000,000	6,385,140
Sumitomo Mitsui Banking Corp.:
2.450%, 01/16/2020 f	20,500,000	20,870,845
3.950%, 07/19/2023 f	1,850,000	2,002,318
Sumitomo Mitsui Financial Group, Inc.,
2.934%, 03/09/2021 f	5,950,000	6,115,220
SunTrust Bank/Atlanta GA,
7.250%, 03/15/2018	1,874,000	2,020,322
SunTrust Banks, Inc.,
2.900%, 03/03/2021	14,150,000	14,724,702
Svenska Handelsbanken AB,
2.400%, 10/01/2020 f	5,200,000	5,302,201
Swedbank AB:
2.375%, 02/27/2019 (Acquired 02/20/2014, Cost $7,287,663) * f	7,300,000	7,438,021
2.200%, 03/04/2020 (Acquired 02/25/2015 through 04/29/2015, Cost $6,464,488) * f	6,468,000	6,537,253
Synchrony Financial:
3.000%, 08/15/2019	2,000,000	2,047,250
3.750%, 08/15/2021	10,225,000	10,755,095
4.250%, 08/15/2024	26,864,000	28,204,943
4.500%, 07/23/2025	5,140,000	5,431,705
TD Ameritrade Holding Corp.:
5.600%, 12/01/2019	2,945,000	3,281,316
2.950%, 04/01/2022	4,625,000	4,819,296
3.625%, 04/01/2025	7,000,000	7,514,710
The Bank of Nova Scotia:
1.700%, 06/11/2018 f	15,000,000	15,067,950
4.500%, 12/16/2025	5,500,000	5,860,091
The Bank of Tokyo-Mitsubishi UFJ Ltd.:
4.100%, 09/09/2023 (Acquired 09/03/2013 through 03/26/2014, Cost $2,933,807) * f	2,911,000	3,200,123
3.750%, 03/10/2024 (Acquired 03/04/2014 through 04/29/2015, Cost $2,803,682) * f	2,800,000	3,014,466
The Bear Stearns Companies LLC,
7.250%, 02/01/2018	5,547,000	5,956,923
The Goldman Sachs Group, Inc.:
6.150%, 04/01/2018	5,634,000	6,000,835
7.500%, 02/15/2019	1,964,000	2,219,841
2.550%, 10/23/2019	2,700,000	2,759,311
2.350%, 11/15/2021	6,175,000	6,160,674
2.429%, 11/29/2023 ∞	5,000,000	5,085,020
3.850%, 07/08/2024	3,000,000	3,185,223
3.500%, 01/23/2025	3,000,000	3,102,552
3.750%, 05/22/2025	5,000,000	5,250,340
The Guardian Life Insurance Co. of America:
7.375%, 09/30/2039 (Acquired 05/04/2016, Cost $11,553,575) *	8,850,000	12,498,262
4.875%, 06/19/2064 (Acquired 06/16/2014, Cost $1,993,300) *	2,000,000	2,099,896
The Hartford Financial Services Group, Inc.:
5.125%, 04/15/2022	1,538,000	1,747,131
8.125%, 06/15/2038 ∞	1,964,000	2,145,670
The Huntington National Bank:
2.000%, 06/30/2018	9,000,000	9,070,965
2.200%, 11/06/2018	4,825,000	4,885,250
Torchmark Corp.,
3.800%, 09/15/2022	12,475,000	13,250,172
Trinity Acquisition PLC,
4.400%, 03/15/2026 f	24,000,000	25,135,272

UBS AG/Stamford CT:
1.557%, 03/26/2018 ∞ f	8,250,000	8,273,273
5.750%, 04/25/2018 f	2,678,000	2,851,931
1.692%, 06/01/2020 ∞ f	4,710,000	4,707,183
UBS Group Funding Jersey Ltd.,
2.650%, 02/01/2022 (Acquired 08/03/2016 through 08/19/2016, Cost $5,017,094) * f	5,000,000	4,990,695
Voya Financial, Inc.:
5.500%, 07/15/2022	23,802,000	26,976,282
3.650%, 06/15/2026	5,800,000	5,773,929
WEA Finance LLC / Westfield UK & Europe Finance PLC:
2.700%, 09/17/2019 (Acquired 04/06/2016 through 07/01/2016, Cost $6,053,652) *	5,985,000	6,135,906
3.250%, 10/05/2020 (Acquired 09/28/2015, Cost $7,972,560) *	8,000,000	8,334,824
Wells Fargo & Co.:
Class N, 2.150%, 01/30/2020	2,750,000	2,770,012
2.500%, 03/04/2021	5,000,000	5,072,905
3.000%, 02/19/2025	5,000,000	5,077,510
3.000%, 04/22/2026	8,000,000	8,075,224
3.900%, 05/01/2045	15,000,000	15,432,300
Wells Fargo Bank NA,
6.000%, 11/15/2017	3,789,000	3,982,963
Westpac Banking Corp.,
1.600%, 01/12/2018 f	7,229,000	7,253,333
Willis North America, Inc.,
7.000%, 09/29/2019	5,463,000	6,125,777
Willis Towers Watson PLC,
5.750%, 03/15/2021 f	13,879,000	15,630,252
		2,127,537,947	21.0%
Utility
Ameren Corp.,
2.700%, 11/15/2020	10,000,000	10,310,220
Arizona Public Service Co.,
8.750%, 03/01/2019	759,000	886,789
Beaver Valley II Funding Corp.,
9.000%, 06/01/2017	19,000	19,986
Berkshire Hathaway Energy Co.,
2.400%, 02/01/2020	5,000,000	5,121,550
Duke Energy Corp.,
2.650%, 09/01/2026	10,000,000	9,812,670
Edison International,
2.950%, 03/15/2023	5,000,000	5,165,000
ENEL Finance International NV:
5.125%, 10/07/2019 (Acquired 09/30/2009, Cost $2,199,280) * f	2,209,000	2,423,558
6.800%, 09/15/2037 (Acquired 09/13/2007, Cost $1,691,506) * f	1,696,000	2,240,321
Entergy Corp.,
2.950%, 09/01/2026	13,075,000	13,096,286
Exelon Corp.,
4.950%, 06/15/2035	3,500,000	3,967,820
Exelon Generation Co. LLC,
6.200%, 10/01/2017	1,964,000	2,050,868
Mega Advance Investments Ltd.,
5.000%, 05/12/2021 (Acquired 05/09/2011, Cost $4,858,830) * f	4,909,000	5,428,922
National Rural Utilities Cooperative Finance Corp.:
2.000%, 01/27/2020	2,000,000	2,020,716
8.000%, 03/01/2032	4,659,000	6,991,612
NextEra Energy Capital Holdings, Inc.,
Class D, 7.300%, 09/01/2067 ∞	2,455,000	2,437,398
PSEG Power LLC,
5.125%, 04/15/2020	3,575,000	3,913,374
RGS I&M Funding Corp.,
Class F*, 9.820%, 06/07/2022	720,962	731,947
South Carolina Electric & Gas Co.,
4.100%, 06/15/2046	10,000,000	10,671,950
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $1,772,791) * f	1,785,000	1,958,361
The Southern Co.,
4.250%, 07/01/2036	5,525,000	5,861,914
		95,111,262	0.9%
Industrials
21st Century Fox America, Inc.:
6.150%, 03/01/2037	2,570,000	3,229,349
6.750%, 01/09/2038	5,650,000	7,243,164
AbbVie, Inc.:
2.500%, 05/14/2020	9,500,000	9,685,003
4.300%, 05/14/2036	6,000,000	6,226,554
Actavis Funding SCS,
3.850%, 06/15/2024 f	12,067,000	12,826,075
Acuity Brands Lighting, Inc.,
6.000%, 12/15/2019	3,749,000	4,179,082
Agrium, Inc.,
3.375%, 03/15/2025 f	2,625,000	2,704,480
Altera Corp.,
4.100%, 11/15/2023	2,000,000	2,258,198

Ameritech Capital Funding Corp.,
6.450%, 01/15/2018	2,668,000	2,830,575
Amgen, Inc.,
4.400%, 05/01/2045	12,300,000	12,920,215
Anadarko Finance Co.,
Class B, 7.500%, 05/01/2031 f	7,170,000	8,876,424
Anadarko Petroleum Corp.:
6.375%, 09/15/2017	677,000	705,801
8.700%, 03/15/2019	2,432,000	2,769,031
Anglo American Capital PLC,
9.375%, 04/08/2019 (Acquired 04/02/2009, Cost $1,785,000) * f	1,785,000	2,052,750
Anheuser-Busch InBev Finance, Inc.:
2.650%, 02/01/2021	6,300,000	6,500,945
3.300%, 02/01/2023	7,400,000	7,810,766
3.650%, 02/01/2026	9,000,000	9,666,000
Apple, Inc.,
2.400%, 05/03/2023	2,678,000	2,726,592
AT&T, Inc.:
3.400%, 05/15/2025	28,200,000	28,972,905
4.125%, 02/17/2026	7,650,000	8,266,598
4.800%, 06/15/2044	1,375,000	1,443,366
4.750%, 05/15/2046	5,000,000	5,232,275
5.650%, 02/15/2047	4,200,000	4,950,095
Baxalta, Inc.,
2.875%, 06/23/2020	5,000,000	5,127,465
Baxter International, Inc.,
2.600%, 08/15/2026	7,000,000	6,919,164
Bayer US Finance LLC,
2.375%, 10/08/2019 (Acquired 10/01/2014, Cost $9,954,200) *	10,000,000	10,146,760
Beam Suntory, Inc.,
1.875%, 05/15/2017	2,000,000	2,009,042
Becton Dickinson and Co.:
2.675%, 12/15/2019	4,600,000	4,750,466
3.250%, 11/12/2020	7,000,000	7,358,918
Boston Scientific Corp.:
2.650%, 10/01/2018	10,000,000	10,228,920
2.850%, 05/15/2020	7,000,000	7,214,396
Bunge Limited Finance Corp.:
8.500%, 06/15/2019	6,933,000	8,123,763
3.500%, 11/24/2020	12,235,000	12,796,709
3.250%, 08/15/2026	10,000,000	10,061,920
Bunge NA Finance LP,
5.900%, 04/01/2017	3,392,000	3,465,247
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045	3,000,000	3,304,041
Canadian Natural Resources Ltd.:
5.700%, 05/15/2017 f	2,550,000	2,609,604
6.500%, 02/15/2037 f	982,000	1,090,314
Celgene Corp.:
3.550%, 08/15/2022	6,450,000	6,853,009
4.000%, 08/15/2023	2,477,000	2,668,685
CenturyLink, Inc.,
Class R, 5.150%, 06/15/2017	2,678,000	2,731,560
CF Industries, Inc.:
3.450%, 06/01/2023	21,000,000	21,157,941
5.150%, 03/15/2034	3,000,000	3,021,819
Charter Communications Operating LLC / Charter Communications Operating Capital:
4.464%, 07/23/2022 (Acquired 10/20/2015 through 07/29/2016, Cost $9,510,088) *	8,773,000	9,466,611
6.384%, 10/23/2035 (Acquired 07/09/2015, Cost $5,800,000) *	5,800,000	6,831,124
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
1.507%, 05/01/2020 (Acquired 05/07/2015, Cost $25,000,000) ∞ *	25,000,000	24,272,825
Columbia Pipeline Group, Inc.:
2.450%, 06/01/2018	4,004,000	4,027,840
3.300%, 06/01/2020	14,575,000	15,106,171
Comcast Corp.:
4.250%, 01/15/2033	5,712,000	6,344,182
3.200%, 07/15/2036	10,000,000	9,780,980
6.950%, 08/15/2037	1,953,000	2,847,296
ConAgra Foods, Inc.:
5.819%, 06/15/2017	1,506,000	1,549,059
1.900%, 01/25/2018	11,635,000	11,703,228
7.000%, 04/15/2019	826,000	923,472
4.950%, 08/15/2020	772,000	838,324
9.750%, 03/01/2021	4,548,000	5,752,870
ConocoPhillips Co.,
1.717%, 05/15/2022 ∞	8,425,000	8,280,781
Continental Airlines Pass Through Trust,
Class 974A, 6.900%, 01/02/2018	50,327	51,303
Cox Communications, Inc.:
3.850%, 02/01/2025 (Acquired 12/01/2014, Cost $4,991,350) *	5,000,000	5,152,585
4.800%, 02/01/2035 (Acquired 12/01/2014, Cost $8,996,760) *	9,000,000	8,918,361
8.375%, 03/01/2039 (Acquired 10/08/2014, Cost $2,848,544) *	2,000,000	2,585,960

Crane Co.,
2.750%, 12/15/2018	10,000,000	10,194,560
CVS Health Corp.,
3.500%, 07/20/2022	7,000,000	7,492,723
DCP Midstream LLC,
9.750%, 03/15/2019 (Acquired 02/29/2012 through 10/15/2012, Cost $5,697,504) *	5,065,000	5,632,280
Deutsche Telekom International Finance BV,
8.750%, 06/15/2030 ∞ f	511,000	794,296
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
3.480%, 06/01/2019 (Acquired 05/17/2016 through 07/19/2016, Cost $9,176,298) *	8,947,000	9,201,721
4.420%, 06/15/2021 (Acquired 05/17/2016 through 08/22/2016, Cost $15,115,213) *	14,650,000	15,311,008
Dominion Gas Holdings LLC,
2.800%, 11/15/2020	7,275,000	7,526,984
Enable Midstream Partners LP,
3.900%, 05/15/2024	5,000,000	4,662,650
Energy Transfer Partners LP:
9.700%, 03/15/2019	893,000	1,024,542
4.050%, 03/15/2025	16,585,000	16,449,534
Ensco PLC,
5.200%, 03/15/2025 f	4,000,000	2,925,396
Enterprise Products Operating LLC,
3.700%, 02/15/2026	8,350,000	8,595,573
EQT Midstream Partners LP,
4.000%, 08/01/2024	3,000,000	2,949,027
ERAC USA Finance LLC,
3.300%, 12/01/2026 (Acquired 05/23/2016, Cost $13,156,968) *	13,200,000	13,579,592
Express Scripts Holding Co.:
3.300%, 02/25/2021	2,350,000	2,469,747
4.750%, 11/15/2021	5,000,000	5,601,185
3.900%, 02/15/2022	10,000,000	10,790,020
3.000%, 07/15/2023	5,000,000	5,078,460
3.500%, 06/15/2024	9,000,000	9,382,005
Exxon Mobil Corp.,
2.726%, 03/01/2023	6,175,000	6,393,811
Federal Express Corp. 1998 Pass Through Trust,
Class 981B, 6.845%, 01/15/2019	1,354,375	1,425,596
FedEx Corp.,
3.200%, 02/01/2025	6,000,000	6,302,070
Fidelity National Information Services, Inc.:
3.625%, 10/15/2020	10,000,000	10,606,710
3.500%, 04/15/2023	23,125,000	24,264,854
3.875%, 06/05/2024	2,150,000	2,296,783
4.500%, 08/15/2046	7,000,000	7,001,610
Fiserv, Inc.:
2.700%, 06/01/2020	10,000,000	10,311,120
4.625%, 10/01/2020	1,785,000	1,958,236
3.500%, 10/01/2022	5,410,000	5,752,085
FMC Corp.,
4.100%, 02/01/2024	6,400,000	6,697,146
Fomento Economico Mexicano SAB de CV:
2.875%, 05/10/2023 f	5,000,000	4,981,470
4.375%, 05/10/2043 f	4,374,000	4,470,613
Ford Motor Credit Co. LLC:
2.145%, 01/09/2018	1,800,000	1,809,380
2.240%, 06/15/2018	6,250,000	6,299,906
2.375%, 03/12/2019	6,806,000	6,888,468
2.597%, 11/04/2019	10,000,000	10,156,840
3.200%, 01/15/2021	20,000,000	20,532,420
3.336%, 03/18/2021	7,500,000	7,716,270
Forest Laboratories, Inc.,
5.000%, 12/15/2021 (Acquired 08/26/2014 through 04/24/2015, Cost $25,855,012) *	24,000,000	26,860,128
Fortive Corp.,
2.350%, 06/15/2021 (Acquired 06/06/2016, Cost $5,123,821) *	5,125,000	5,188,058
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.:
6.500%, 11/15/2020	3,221,000	3,305,551
6.625%, 05/01/2021	1,447,000	1,479,557
6.750%, 02/01/2022	2,649,000	2,721,848
General Electric Co.:
2.200%, 01/09/2020	1,432,000	1,468,105
5.550%, 05/04/2020	1,585,000	1,796,155
4.650%, 10/17/2021	1,534,000	1,747,711
General Motors Financial Co., Inc.:
2.400%, 05/09/2019	9,000,000	9,050,742
4.200%, 03/01/2021	30,000,000	31,570,860
4.375%, 09/25/2021	2,675,000	2,857,034
Georgia-Pacific LLC,
2.539%, 11/15/2019 (Acquired 11/03/2014 through 02/25/2016, Cost $19,113,091) *	19,125,000	19,544,660
Gilead Sciences, Inc.,
4.600%, 09/01/2035	4,600,000	5,057,419
Glencore Finance (Canada) Ltd.,
5.800%, 11/15/2016 (Acquired 12/06/2011, Cost $617,373) * f	616,000	618,156

Glencore Funding LLC:
2.500%, 01/15/2019 (Acquired 05/22/2013, Cost $4,440,774) *	4,463,000	4,452,289
4.125%, 05/30/2023 (Acquired 07/22/2013 through 04/20/2015, Cost $6,685,674) *	6,746,000	6,712,270
4.625%, 04/29/2024 (Acquired 04/22/2014 through 03/24/2016, Cost $11,476,239) *	12,620,000	12,859,780
4.000%, 04/16/2025 (Acquired 04/08/2015, Cost $4,411,285) *	4,450,000	4,350,707
Grupo Bimbo SAB de CV,
4.500%, 01/25/2022 (Acquired 03/29/2016 through 04/07/2016, Cost $13,882,640) * f	13,157,000	14,106,962
GTE Corp.,
8.750%, 11/01/2021	89,000	112,210
Gulf South Pipeline Co. LP,
4.000%, 06/15/2022	3,633,000	3,520,072
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025 (Acquired 09/24/2015, Cost $5,037,951) *	5,000,000	5,242,570
Halliburton Co.,
3.800%, 11/15/2025	9,000,000	9,304,749
Harris Corp.:
2.700%, 04/27/2020	4,000,000	4,074,760
3.832%, 04/27/2025	5,000,000	5,292,970
Hewlett Packard Enterprise Co.:
3.600%, 10/15/2020 (Acquired 11/17/2015, Cost $10,035,539) *	10,000,000	10,492,230
4.400%, 10/15/2022 (Acquired 09/30/2015, Cost $15,120,003) *	15,150,000	16,154,596
Historic TW, Inc.,
9.150%, 02/01/2023	5,535,000	7,499,914
Holcim US Finance Sarl & Cie SCS,
6.000%, 12/30/2019 (Acquired 09/24/2009 through 09/04/2013, Cost $1,239,258) * f	1,232,000	1,376,605
HP, Inc.,
4.650%, 12/09/2021	6,645,000	7,283,684
Hutchison Whampoa International (09) Ltd.,
7.625%, 04/09/2019 (Acquired 10/22/2009 through 04/16/2014, Cost $8,872,246) * f	8,288,000	9,507,977
Hutchison Whampoa International (09/19) Ltd.,
5.750%, 09/11/2019 (Acquired 04/27/2015, Cost $10,069,491) * f	9,150,000	10,212,562
Hutchison Whampoa International (14) Ltd.,
3.625%, 10/31/2024 (Acquired 10/28/2014 through 07/22/2016, Cost $8,006,587) * f	7,850,000	8,407,405
Hyundai Capital America,
2.000%, 07/01/2019 (Acquired 06/07/2016, Cost $8,593,894) *	8,600,000	8,646,732
Hyundai Capital Services, Inc.:
3.500%, 09/13/2017 (Acquired 03/07/2012 through 08/21/2014, Cost $7,553,165) * f	7,458,000	7,603,431
2.625%, 09/29/2020 (Acquired 03/23/2015, Cost $5,142,172) * f	5,150,000	5,260,725
Ingersoll-Rand Luxembourg Finance SA,
2.625%, 05/01/2020 f	2,650,000	2,700,490
Johnson Controls, Inc.:
6.000%, 01/15/2036	1,168,000	1,420,185
4.950%, 07/02/2064	2,400,000	2,507,695
Kinder Morgan Energy Partners LP:
9.000%, 02/01/2019	893,000	1,023,481
6.950%, 01/15/2038	2,008,000	2,279,596
6.500%, 09/01/2039	893,000	961,474
7.500%, 11/15/2040	4,017,000	4,776,213
Kinder Morgan, Inc./DE:
5.000%, 02/15/2021 (Acquired 05/26/2015, Cost $4,391,727) *	4,155,000	4,491,451
5.625%, 11/15/2023 (Acquired 06/14/2016, Cost $5,302,472) *	5,017,000	5,531,423
Kraft Heinz Foods Co.:
2.800%, 07/02/2020	4,000,000	4,145,304
3.000%, 06/01/2026	10,000,000	10,079,780
5.000%, 07/15/2035	14,740,000	17,022,106
Laboratory Corp. of America Holdings,
3.200%, 02/01/2022	2,400,000	2,499,446
Lafarge SA,
7.125%, 07/15/2036 f	893,000	1,112,188
Lockheed Martin Corp.:
3.100%, 01/15/2023	5,000,000	5,272,705
4.700%, 05/15/2046	1,000,000	1,188,121
Magellan Midstream Partners LP,
3.200%, 03/15/2025	5,000,000	5,022,815
Marathon Petroleum Corp.:
3.400%, 12/15/2020	10,825,000	11,249,751
3.625%, 09/15/2024	1,600,000	1,611,983
4.750%, 09/15/2044	1,500,000	1,342,983
Martin Marietta Materials, Inc.,
6.250%, 05/01/2037	893,000	1,004,419
Medtronic, Inc.:
3.150%, 03/15/2022 f	3,975,000	4,226,550
4.375%, 03/15/2035 f	2,808,000	3,181,975
Microsoft Corp.:
4.450%, 11/03/2045	10,000,000	11,369,050
3.950%, 08/08/2056	12,000,000	12,157,488
Molex Electronic Technologies LLC,
2.878%, 04/15/2020 (Acquired 10/23/2015 through 03/15/2016, Cost $22,833,384) *	23,093,000	23,296,934
MPLX LP,
4.500%, 07/15/2023	7,000,000	7,135,975
Mylan NV:
3.150%, 06/15/2021 (Acquired 06/14/2016, Cost $5,009,007) * f	5,000,000	5,093,870
3.950%, 06/15/2026 (Acquired 05/31/2016 through 06/28/2016, Cost $28,878,810) * f	28,925,000	29,143,008

Nabors Industries, Inc.,
6.150%, 02/15/2018	982,000	1,022,158
New Cingular Wireless Services, Inc.,
8.750%, 03/01/2031	1,360,000	2,090,146
Newell Brands, Inc.,
3.850%, 04/01/2023	15,000,000	15,966,990
Nissan Motor Acceptance Corp.,
1.500%, 03/02/2018 (Acquired 02/24/2015, Cost $5,897,404) *	5,900,000	5,912,036
Noble Energy, Inc.,
8.250%, 03/01/2019	2,684,000	3,070,614
Noble Holding International Ltd.,
5.250%, 03/16/2018 ∞ f	4,000,000	3,940,000
ONEOK Partners LP:
6.150%, 10/01/2016	3,036,000	3,036,000
8.625%, 03/01/2019	7,627,000	8,650,909
3.375%, 10/01/2022	1,130,000	1,140,160
Oracle Corp.:
3.400%, 07/08/2024	3,000,000	3,204,366
2.950%, 05/15/2025	6,025,000	6,223,415
Pactiv LLC,
7.950%, 12/15/2025	286,000	311,740
Pentair Finance SA:
1.875%, 09/15/2017 f	7,620,000	7,637,618
3.625%, 09/15/2020 f	26,620,000	27,570,387
Pernod Ricard SA,
4.250%, 07/15/2022 (Acquired 06/09/2016 through 09/08/2016, Cost $22,392,626) * f	20,527,000	22,452,002
Perrigo Co PLC,
4.000%, 11/15/2023 f	5,000,000	5,140,935
Perrigo Finance Unlimited Co.,
4.375%, 03/15/2026 f	4,875,000	5,087,492
Petrofac Ltd.,
3.400%, 10/10/2018 (Acquired 10/03/2013 through 12/03/2014, Cost $15,546,743) * f	15,546,000	15,635,576
Pfizer, Inc.,
5.800%, 08/12/2023	6,000,000	7,385,556
Phillips 66:
4.300%, 04/01/2022	10,000,000	10,992,390
5.875%, 05/01/2042	6,000,000	7,529,016
4.875%, 11/15/2044	21,130,000	23,473,085
POSCO,
4.250%, 10/28/2020 (Acquired 12/18/2014, Cost $1,023,817) * f	975,000	1,056,168
Potash Corp of Saskatchewan, Inc.,
6.500%, 05/15/2019 f	5,000,000	5,573,020
QEP Resources, Inc.,
6.800%, 03/01/2020	893,000	917,558
Qualcomm, Inc.:
1.361%, 05/20/2020 ∞	7,450,000	7,457,130
2.250%, 05/20/2020	3,600,000	3,675,855
R.R. Donnelley & Sons Co.,
7.625%, 06/15/2020	893,000	966,672
Republic Services, Inc.:
5.500%, 09/15/2019	7,400,000	8,202,759
3.550%, 06/01/2022	3,000,000	3,223,617
Rio Tinto Alcan, Inc.,
5.750%, 06/01/2035 f	446,000	496,891
Rio Tinto Finance (USA) Ltd.,
9.000%, 05/01/2019 f	4,909,000	5,799,512
Rockies Express Pipeline LLC,
5.625%, 04/15/2020 (Acquired 03/17/2010, Cost $1,783,411) *	1,785,000	1,883,175
SABMiller Holdings, Inc.,
1.447%, 08/01/2018 (Acquired 10/21/2014, Cost $10,026,366) ∞ *	10,000,000	10,003,060
Samarco Mineracao SA,
5.750%, 10/24/2023 (Acquired 10/22/2013, Cost $4,475,291) * f	4,463,000	1,539,735
Schlumberger Holdings Corp.,
2.350%, 12/21/2018 (Acquired 12/10/2015, Cost $9,998,800) *	10,000,000	10,186,720
Shell International Finance BV:
3.250%, 05/11/2025 f	5,725,000	6,031,133
4.125%, 05/11/2035 f	10,000,000	10,725,990
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023 f	10,000,000	10,048,430
SK Telecom Co. Ltd.,
6.625%, 07/20/2027 (Acquired 07/13/2007, Cost $1,322,945) * f	1,339,000	1,818,241
Solvay Finance America LLC:
3.400%, 12/03/2020 (Acquired 01/08/2016 through 02/23/2016, Cost $15,076,193) *	15,088,000	15,790,799
4.450%, 12/03/2025 (Acquired 05/03/2016 through 06/16/2016, Cost $22,950,156) *	22,050,000	24,036,352
Southern Natural Gas Company LLC,
5.900%, 04/01/2017 (Acquired 03/14/2007, Cost $1,247,925) *	1,250,000	1,276,605
Spectra Energy Partners LP,
4.500%, 03/15/2045	7,000,000	7,014,161
Sprint Capital Corp.:
6.900%, 05/01/2019	2,499,000	2,577,094
8.750%, 03/15/2032	320,000	326,400
Stryker Corp.,
2.625%, 03/15/2021	6,225,000	6,416,761

Sunoco Logistics Partners Operations LP,
3.900%, 07/15/2026	12,000,000	12,236,556
Sysco Corp.,
3.300%, 07/15/2026	11,550,000	11,973,146
TC PipeLines LP,
4.375%, 03/13/2025	9,000,000	9,166,491
Telecom Italia Capital SA:
7.175%, 06/18/2019 f	1,785,000	2,002,467
7.200%, 07/18/2036 f	5,475,000	5,830,875
Telefonica Emisiones SAU:
6.221%, 07/03/2017 f	4,530,000	4,688,858
5.462%, 02/16/2021 f	8,830,000	10,026,960
The Dow Chemical Co.,
8.550%, 05/15/2019	26,000,000	30,493,996
The JM Smucker Co.,
3.500%, 03/15/2025	5,000,000	5,354,835
The Mosaic Co.:
4.250%, 11/15/2023	5,000,000	5,317,175
5.450%, 11/15/2033	2,000,000	2,173,020
The Timken Co.,
3.875%, 09/01/2024	2,000,000	2,015,598
The Williams Companies, Inc.,
4.550%, 06/24/2024	5,000,000	5,097,750
Thermo Fisher Scientific, Inc.:
1.850%, 01/15/2018	4,925,000	4,954,978
2.150%, 12/14/2018	4,000,000	4,044,700
3.000%, 04/15/2023	7,975,000	8,167,381
Time Warner Cable LLC:
6.550%, 05/01/2037	893,000	1,058,768
6.750%, 06/15/2039	2,767,000	3,366,194
Time Warner, Inc.:
3.600%, 07/15/2025	2,200,000	2,340,149
3.875%, 01/15/2026	7,000,000	7,581,875
2.950%, 07/15/2026	6,250,000	6,324,344
7.625%, 04/15/2031	5,207,000	7,382,354
7.700%, 05/01/2032	12,018,000	17,088,214
TransCanada PipeLines Ltd.,
4.875%, 01/15/2026 f	12,000,000	13,882,596
Transocean, Inc.,
6.500%, 11/15/2020 f	4,000,000	3,910,000
TSMC Global Ltd.,
1.625%, 04/03/2018 (Acquired 12/03/2013 through 04/29/2015, Cost $9,798,791) * f	9,865,000	9,880,350
TTX Co.:
3.600%, 01/15/2025 (Acquired 11/13/2014, Cost $4,999,250) *	5,000,000	5,211,990
3.900%, 02/01/2045 (Acquired 01/26/2015 through 04/29/2015, Cost $10,151,754) *	10,250,000	10,191,309
Tyco Electronics Group SA,
6.550%, 10/01/2017 f	6,248,000	6,564,624
Union Pacific Corp.,
3.375%, 02/01/2035	3,000,000	3,060,243
US Airways Pass Through Trust,
Class 981A, 6.850%, 01/30/2018	129,439	133,322
Vale Overseas Ltd.:
5.875%, 06/10/2021 f	11,075,000	11,595,525
6.250%, 08/10/2026 f	7,000,000	7,312,900
8.250%, 01/17/2034 f	8,526,000	9,208,080
6.875%, 11/21/2036 f	1,483,000	1,441,476
6.875%, 11/10/2039 f	2,893,000	2,798,978
Valero Energy Corp.:
9.375%, 03/15/2019	15,578,000	18,338,811
6.625%, 06/15/2037	2,100,000	2,460,604
Verizon Communications, Inc.:
4.150%, 03/15/2024	3,000,000	3,311,421
6.400%, 09/15/2033	29,640,000	38,402,977
4.272%, 01/15/2036	8,148,000	8,489,442
Viacom, Inc.,
2.500%, 09/01/2018	7,628,000	7,711,153
Vodafone Group PLC,
1.250%, 09/26/2017 f	10,000,000	9,975,300
Vulcan Materials Co.:
7.000%, 06/15/2018	1,785,000	1,923,338
7.500%, 06/15/2021	4,000,000	4,850,000
7.150%, 11/30/2037	446,000	544,120
Wabtec Corp./DE,
4.375%, 08/15/2023	2,678,000	2,926,703
Walgreens Boots Alliance, Inc.:
3.300%, 11/18/2021	6,383,000	6,749,901
3.100%, 06/01/2023	13,300,000	13,718,245
3.800%, 11/18/2024	5,934,000	6,369,746
Western Gas Partners LP,
5.375%, 06/01/2021	8,701,000	9,473,423
WestRock MWV LLC:
9.750%, 06/15/2020	143,000	178,990
8.200%, 01/15/2030	7,963,000	10,858,005

Williams Partners LP,
6.300%, 04/15/2040	2,767,000	3,041,993
Woodside Finance Ltd.,
3.650%, 03/05/2025 (Acquired 02/26/2015 through 04/14/2015, Cost $12,292,106) * f	12,300,000	12,402,471
Yara International ASA,
3.800%, 06/06/2026 (Acquired 06/01/2016 through 07/06/2016, Cost $14,107,222) * f	13,965,000	14,413,486
Zimmer Holdings, Inc.,
3.150%, 04/01/2022	9,500,000	9,827,465
Zoetis, Inc.:
3.450%, 11/13/2020	5,145,000	5,378,166
3.250%, 02/01/2023	34,200,000	35,243,716
		1,969,249,274	19.4%
Total Corporate Bonds		4,191,898,483	41.3%

Other Government Related Securities
CNOOC Finance (2015) Australia Pty Ltd.,
2.625%, 05/05/2020 f	14,500,000	14,775,602
CNPC General Capital Ltd.,
2.750%, 05/14/2019 (Acquired 05/07/2014, Cost $1,983,740) * f	2,000,000	2,044,922
Comision Federal de Electricidad,
4.875%, 01/15/2024 (Acquired 10/17/2013, Cost $2,662,655) * f	2,678,000	2,811,900
Corp Andina de Fomento,
4.375%, 06/15/2022 f	6,107,000	6,774,190
Export-Import Bank of Korea:
4.000%, 01/11/2017 f	1,400,000	1,410,221
2.250%, 01/21/2020 f	11,000,000	11,205,854
Industrial Bank of Korea,
2.000%, 04/23/2020 (Acquired 04/16/2015, Cost $6,972,210) * f	7,000,000	7,053,620
Korea Electric Power Corp.,
6.750%, 08/01/2027 f	1,932,000	2,472,069
Korea Gas Corp.,
4.250%, 11/02/2020 (Acquired 10/26/2010, Cost $2,309,418) * f	2,321,000	2,540,919
Nexen Energy ULC:
6.400%, 05/15/2037 f	3,392,000	4,520,556
7.500%, 07/30/2039 f	4,175,000	6,215,151
Pemex Finance Ltd.,
10.610%, 08/15/2017 f	669,500	697,702
Petroleos Mexicanos:
5.750%, 03/01/2018 f	2,499,000	2,622,701
8.000%, 05/03/2019 f	1,500,000	1,689,750
5.500%, 01/21/2021 f	5,600,000	5,922,000
4.875%, 01/24/2022 f	4,000,000	4,080,000
4.500%, 01/23/2026 f	2,500,000	2,424,500
6.625%, 06/15/2035 f	893,000	908,940
Sinopec Group Overseas Development [2014] Ltd.,
4.375%, 04/10/2024 (Acquired 04/02/2014, Cost $1,496,505) * f	1,500,000	1,659,612
Sinopec Group Overseas Development [2015] Ltd.:
2.500%, 04/28/2020 (Acquired 04/21/2015, Cost $14,936,400) * f	15,000,000	15,263,760
3.250%, 04/28/2025 (Acquired 04/21/2015, Cost $9,902,200) * f	10,000,000	10,243,750
Sinopec Group Overseas Development [2016] Ltd.,
3.500%, 05/03/2026 (Acquired 04/25/2016 through 04/28/2016, Cost $13,365,147) * f	13,450,000	14,047,422
The Korea Development Bank:
1.327%, 01/22/2017 ∞ f	2,000,000	1,999,852
2.250%, 05/18/2020 f	2,000,000	2,048,164
		125,433,157	1.2%
Taxable Municipal Bonds
Atlanta Independent School System,
5.557%, 03/01/2026	4,465,000	5,328,665
California Housing Finance Agency,
2.794%, 08/01/2036 (Callable 08/01/2025)	15,000,000	15,043,950
California Qualified School Bond Joint Powers Authority,
7.155%, 03/01/2027	6,695,000	8,140,317
California School Finance Authority,
5.041%, 07/01/2020	2,230,000	2,446,377
City of Berwyn IL,
5.790%, 12/01/2022	10,000,000	11,080,700
City of Vernon CA Electric System Revenue,
4.500%, 08/01/2022	7,265,000	8,009,227
County of Contra Costa CA,
5.140%, 06/01/2017	5,335,000	5,439,833
County of Cuyahoga OH,
9.125%, 10/01/2023	895,000	903,332
Eaton Community City School District,
5.390%, 08/25/2027 (Callable 06/01/2020)	2,305,000	2,456,369
Elgin Local School District,
5.499%, 08/31/2027 (Callable 12/01/2019)	4,440,000	4,709,153
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 10/31/2016)	4,005,000	4,048,214
Kentucky Housing Corp.,
3.500%, 01/01/2040 (Callable 07/01/2025)	6,500,000	6,752,395
Louisiana Housing Corp.,
2.100%, 12/01/2038 (Callable 09/01/2024)	7,000,000	6,993,140
Maryland Community Development Administration Housing Revenue,
3.160%, 09/01/2041 (Callable 09/01/2025)	21,100,000	21,443,086

New Hampshire Housing Finance Authority:
3.050%, 01/01/2021	890,000	923,188
3.750%, 07/01/2034 (Callable 07/01/2023)	1,855,000	1,905,029
4.000%, 07/01/2036 (Callable 07/01/2025)	9,310,000	10,115,129
New Jersey Economic Development Authority:
3.375%, 06/15/2017	9,000,000	9,070,830
2.421%, 06/15/2018	7,000,000	7,137,900
North Carolina Housing Finance Agency,
2.812%, 07/01/2035 (Callable 01/01/2024)	3,870,000	3,899,025
North Texas Tollway Authority,
8.910%, 02/01/2030 (Callable 02/01/2020)	9,735,000	11,617,360
San Dieguito Public Facilities Authority,
6.459%, 05/01/2027	5,675,000	7,288,686
State of California,
7.950%, 03/01/2036 (Callable 03/01/2020)	10,125,000	12,101,501
State Public School Building Authority,
5.000%, 09/15/2027	4,458,000	4,866,888
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 12/01/2020)	2,365,000	2,530,550
West Contra Costa Unified School District,
6.250%, 08/01/2030	1,785,000	2,330,335
Westlake City School District,
5.227%, 12/01/2026 (Callable 12/01/2020)	3,570,000	3,723,367
		180,304,546	1.8%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1989-37, Class G, 8.000%, 07/25/2019	41,172	43,599
Series 1989-94, Class G, 7.500%, 12/25/2019	17,775	18,798
Series 1990-58, Class J, 7.000%, 05/25/2020	2,077	2,242
Series 1990-76, Class G, 7.000%, 07/25/2020	16,914	17,903
Series 1990-105, Class J, 6.500%, 09/25/2020	11,196	11,797
Series 1990-108, Class G, 7.000%, 09/25/2020	3,260	3,476
Series 1991-1, Class G, 7.000%, 01/25/2021	4,060	4,314
Series 1991-86, Class Z, 6.500%, 07/25/2021	10,065	10,716
Series 1993-58, Class H, 5.500%, 04/25/2023	117,945	126,904
Series 1998-66, Class C, 6.000%, 12/25/2028	78,083	85,953
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	121,572	121,819
Federal Gold Loan Mortgage Corp. (FGLMC):
6.000%, 06/01/2020	62,141	65,044
3.500%, 11/01/2025	4,756,401	5,028,252
2.500%, 04/01/2028	4,275,141	4,433,873
6.500%, 06/01/2029	207,118	238,846
3.000%, 04/01/2031	11,324,742	11,930,542
3.500%, 05/01/2032	12,627,678	13,475,520
3.500%, 07/01/2032	38,677,021	41,283,089
5.000%, 08/01/2033	8,277,347	9,264,331
5.000%, 09/01/2035	17,029,124	19,039,874
5.500%, 01/01/2036	336,367	379,902
5.000%, 03/01/2036	7,808,706	8,724,191
6.000%, 12/01/2036	267,405	307,893
5.000%, 03/01/2038	0	0
5.500%, 05/01/2038	1,028,216	1,162,658
5.500%, 01/01/2039	18,609,355	21,215,504
4.500%, 11/01/2039	6,521,150	7,168,224
4.500%, 11/01/2039	7,908,854	8,675,909
5.000%, 03/01/2040	1,710,695	1,895,525
4.500%, 08/01/2040	1,409,767	1,546,633
4.500%, 09/01/2040	5,486,316	6,019,261
4.000%, 01/01/2041	24,363,805	26,218,272
4.500%, 03/01/2041	3,841,828	4,217,912
3.500%, 10/01/2041	14,294,002	15,126,141
4.000%, 03/01/2042	11,111,246	11,974,552
3.500%, 06/01/2042	7,267,064	7,690,544
3.500%, 07/01/2042	19,121,310	20,236,512
3.000%, 08/01/2042	23,981,005	24,977,577
3.000%, 10/01/2042	9,037,080	9,411,898
3.000%, 11/01/2042	51,832,128	54,344,444
3.000%, 01/01/2043	41,299,954	43,006,939
3.000%, 01/01/2043	19,010,678	19,775,721
3.000%, 02/01/2043	4,928,381	5,131,968
3.000%, 04/01/2043	8,099,815	8,489,750
3.000%, 04/01/2043	14,084,493	14,712,803
3.000%, 04/01/2043	12,419,719	12,931,173
3.500%, 05/01/2043	20,539,399	21,738,521
3.000%, 06/01/2043	25,552,777	26,599,858
3.000%, 08/01/2043	7,873,897	8,195,305
3.500%, 11/01/2043	14,456,686	15,297,451
3.500%, 01/01/2044	16,583,547	17,555,229
4.000%, 03/01/2044	10,575,681	11,343,116
3.500%, 05/01/2044	59,356,120	63,449,760
4.000%, 07/01/2044	9,033,690	9,689,229
3.500%, 10/01/2044	16,844,382	17,768,415
4.000%, 10/01/2044	18,805,335	20,351,594
3.500%, 06/01/2045	3,730,308	3,983,030
3.500%, 01/01/2046	51,470,208	54,792,796
4.000%, 04/01/2046	18,281,534	19,800,806

Federal Home Loan Mortgage Corp. (FHLMC):
Series 206, Class E, 0.000%, 07/15/2019 ^	3,088	3,065
Series 141, Class D, 5.000%, 05/15/2021	9,543	9,830
Series 1074, Class I, 6.750%, 05/15/2021	7,421	7,775
Series 1081, Class K, 7.000%, 05/15/2021	56,340	60,807
Series 163, Class F, 6.000%, 07/15/2021 ∞	8,950	9,516
Series 188, Class H, 7.000%, 09/15/2021	22,993	24,408
Series 1286, Class A, 6.000%, 05/15/2022	6,932	7,348
Federal National Mortgage Association (FNMA):
4.500%, 01/01/2020	18,476,392	18,978,978
5.000%, 11/01/2021	1,118,968	1,156,528
3.000%, 04/01/2027	11,987,185	12,598,671
3.500%, 07/01/2027	62,643,858	66,797,583
2.500%, 12/01/2027	15,278,280	15,839,525
2.500%, 05/01/2028	19,632,689	20,386,750
5.000%, 05/01/2028	322,779	358,314
4.500%, 08/01/2029	2,486,787	2,724,058
4.500%, 09/01/2029	2,817,925	3,086,791
2.500%, 05/01/2030	21,798,235	22,635,159
3.000%, 12/01/2030	20,341,307	21,452,417
3.000%, 12/01/2030	33,520,143	35,353,455
3.500%, 01/01/2032	18,966,408	20,215,317
6.000%, 03/01/2033	71,136	82,694
4.500%, 10/01/2033	28,644,926	31,516,140
5.000%, 10/01/2033	30,574,102	34,107,917
5.000%, 11/01/2033	82,675	92,234
4.000%, 01/01/2034	11,782,304	12,765,426
5.500%, 04/01/2034	10,173,480	11,554,175
4.000%, 06/01/2034	15,504,856	16,791,490
4.000%, 09/01/2034	18,378,482	19,927,910
5.500%, 09/01/2034	270,023	307,293
6.000%, 11/01/2034	71,698	82,909
5.500%, 02/01/2035	934,148	1,062,387
5.000%, 07/01/2035	7,883,753	8,847,312
5.000%, 10/01/2035	4,111,306	4,574,026
5.500%, 11/01/2036	389,708	441,101
5.500%, 04/01/2037	2,263,264	2,572,382
4.000%, 04/01/2039	19,901,101	21,471,123
5.000%, 06/01/2039	18,467,005	20,597,919
4.500%, 11/01/2039	380,443	416,925
4.000%, 08/01/2040	2,608,943	2,802,798
3.500%, 12/01/2040	14,801,253	15,680,144
4.000%, 12/01/2040	14,574,293	15,694,795
3.500%, 02/01/2041	22,807,733	24,162,741
4.000%, 02/01/2041	20,576,112	22,173,263
3.500%, 03/01/2041	33,593,029	35,588,307
4.500%, 05/01/2041	13,651,185	14,989,442
4.000%, 06/01/2041	28,039,204	30,177,292
4.500%, 07/01/2041	15,674,769	17,190,057
5.000%, 07/01/2041	21,215,678	23,785,782
4.000%, 09/01/2041	4,258,037	4,587,099
4.000%, 10/01/2041	10,354,343	11,157,118
3.500%, 11/01/2041	13,995,711	14,824,883
3.500%, 12/01/2041	31,243,168	33,108,901
4.000%, 12/01/2041	14,743,884	15,885,754
4.000%, 01/01/2042	19,455,626	20,901,309
4.500%, 01/01/2042	19,847,682	21,813,221
3.000%, 05/01/2042	7,312,175	7,618,206
3.500%, 08/01/2042	12,731,879	13,500,127
4.000%, 08/01/2042	27,163,498	29,284,896
3.000%, 03/01/2043	9,015,392	9,426,176
3.000%, 05/01/2043	29,301,530	30,520,295
3.000%, 06/01/2043	12,296,056	12,807,786
3.000%, 08/01/2043	7,504,511	7,816,615
4.500%, 09/01/2043	21,949,916	24,114,799
3.500%, 10/01/2043	96,577,649	102,247,257
4.000%, 01/01/2045	15,591,309	16,870,377
3.500%, 04/01/2045	47,046,308	50,052,029
4.000%, 10/01/2045	12,288,559	13,299,532
3.000%, 05/01/2046 ∞	20,565,302	21,499,351
Government National Mortgage Association (GNMA):
6.000%, 11/20/2033	66,144	78,037
5.000%, 07/20/2040	3,387,701	3,762,080
3.500%, 10/20/2041	14,464,253	15,405,241
4.000%, 06/20/2042	16,372,611	17,595,247
3.500%, 09/20/2042	5,965,287	6,352,835
3.500%, 01/20/2043	37,008,456	39,412,853
3.000%, 04/20/2045	47,617,483	49,949,264
3.500%, 04/20/2045	47,085,813	50,021,407
4.000%, 08/20/2045	23,925,812	25,662,484
4.500%, 01/20/2046	30,527,757	33,020,865
3.000%, 06/20/2046	29,583,219	31,031,880
		2,095,904,111	20.7%

Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020	185,891	184,981
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021	945,281	915,102
Series 2006-J5, Class 3A1, 4.707%, 07/25/2021 ∞	184,566	174,723
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022	215,685	217,501
Series 2002-11, Class A4, 6.250%, 10/25/2032	26,992	27,172
Series 2003-20CB, Class 1A1, 5.500%, 10/25/2033	4,085,067	4,111,675
Series 2004-8CB, Class A, 0.795%, 06/25/2034 ∞	23,196,350	22,928,637
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 §	841,895	681,857
Banc of America Alternative Loan Trust:
Series 2003-11, Class 4A1, 4.750%, 01/25/2019	69,013	69,256
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	66,949	67,832
Series 2005-2, Class 4A1, 5.500%, 03/25/2020	102,814	104,734
Series 2005-4, Class 3A1, 5.500%, 05/25/2020	500,206	496,811
Series 2007-1, Class 1A1, 5.827%, 04/25/2022 ∞	608,962	588,383
Series 2004-7, Class 1A1, 6.000%, 08/25/2034	24,416,236	25,661,164
Series 2005-2, Class 1CB2, 5.500%, 03/25/2035 §	100,431	91,717
Series 2005-9, Class 1CB3, 5.500%, 10/25/2035 §	248,578	243,069
Series 2006-5, Class CB7, 6.000%, 06/25/2046 §	546,784	483,913
Bank of America Alternative Loan Trust:
Series 2004-7, Class 4A1, 5.000%, 08/25/2019	1,217,693	1,232,155
Series 2005-10, Class 5A1, 5.250%, 11/25/2020	254,625	256,723
Series 2003-11, Class 2A1, 6.000%, 01/25/2034	391,429	401,418
Series 2005-11, Class 1CB4, 5.500%, 12/25/2035 §	151,073	138,437
Bear Stearns ALT-A Trust:
Series 2004-4, Class A1, 1.125%, 06/25/2034 ∞	3,188,459	3,086,240
Series 2005-4, Class 1A1, 0.965%, 04/25/2035 ∞	8,382,946	8,015,322
Series 2005-7, Class 12A1, 1.065%, 08/25/2035 ∞	23,830,393	23,522,940
Bear Stearns Asset Backed Securities I Trust,
Series 2004-AC2, Class 2A, 5.000%, 05/25/2034	612,604	608,616
Chase Mortgage Finance Trust,
Series 2006-A1, Class 2A3, 3.052%, 09/25/2036 ∞ §	2,115,441	1,886,127
Citigroup Global Markets Mortgage Securities VII, Inc.,
Series 2003-UP2, Class A2, 7.000%, 06/25/2033 ∞	240,428	243,539
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 §	154,688	154,480
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR26, Class 8A1, 2.961%, 11/25/2033 ∞	12,539,789	12,568,435
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust,
Series 2004-4, Class 1A6, 6.150%, 04/25/2034 ∞	14,785	15,022
First Horizon Alternative Mortgage Securities Trust:
Series 2005-FA7, Class 2A1, 5.000%, 09/25/2020	105,845	106,501
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021	189,700	189,431
Series 2006-FA8, Class 2A1, 5.750%, 02/25/2037 §	672,589	594,387
GSAA Home Equity Trust,
Series 2004-6, Class A1, 1.325%, 06/25/2034 ∞	2,891,891	2,782,897
Impac CMB Trust:
Series 2004-4, Class 2A2, 4.822%, 09/25/2034 ∞	109,903	105,651
Series 2004-5, Class 1A2, 1.225%, 10/25/2034 ∞	7,305,940	7,005,386
Series 2004-6, Class 1A1, 1.325%, 10/25/2034 ∞	4,782,677	4,483,591
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1, 2.881%, 03/25/2036 ∞ §	419,941	354,012
J.P. Morgan Mortgage Trust:
Series 2005-A4, Class 1A1, 2.920%, 07/25/2035 ∞	2,091,933	2,051,194
Series 2007-A1, Class 5A2, 2.947%, 07/25/2035 ∞	5,427,532	5,493,483
Series 2007-A1, Class 5A5, 2.947%, 07/25/2035 ∞	8,218,161	8,219,216
Series 2006-A7, Class 2A4R, 2.932%, 01/25/2037 ∞ §	1,110,092	987,681
Series 2006-A7, Class 2A2, 2.932%, 01/25/2037 ∞ §	259,826	231,918
Series 2007-A2, Class 2A3, 2.950%, 04/25/2037 ∞ §	2,891,068	2,553,394
MASTR Alternative Loan Trust:
Series 2004-2, Class 6A1, 5.250%, 12/25/2018	1,275,212	1,300,202
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	199,321	200,088
Series 2004-2, Class 4A1, 5.000%, 02/25/2019	10,635	10,719
Series 2004-4, Class 4A1, 5.000%, 04/25/2019	178,508	179,855
Series 2003-5, Class 6A1, 6.000%, 08/25/2033	319,705	335,145
Merrill Lynch Mortgage Investors Trust:
Series 2004-F, Class A1A, 2.255%, 12/25/2029 ∞	9,915,693	9,934,069
Series 2005-A10, Class A, 0.735%, 02/25/2036 ∞	24,438,425	22,197,292
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A1, 2.956%, 09/25/2034 ∞	5,048,145	5,116,235
MortgageIT Trust:
Series 2005-2, Class 1A1, 0.785%, 05/25/2035 ∞	3,123,395	3,049,403
Series 2005-3, Class A1, 0.825%, 08/25/2035 ∞	6,624,155	6,233,344
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 05/25/2019	79,690	79,671
RFMSI Series Trust,
Series 2003-S11, Class A2, 4.000%, 06/25/2018	2,509	2,494
Structured Adjustable Rate Mortgage Loan Trust:
Series 2004-12, Class 3A1, 2.981%, 09/25/2034 ∞	7,618,997	7,565,771
Series 2004-16, Class 1A2, 2.958%, 11/25/2034 ∞	11,502,188	11,484,984
Series 2004-16, Class 2A, 2.969%, 11/25/2034 ∞	8,878,687	8,857,840
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035 ∞	108,907	113,732
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 2.737%, 10/25/2043 ∞	24,946,518	25,050,422

Towd Point Mortgage Trust:
Series 2015-3, Class A1A, 3.500%, 03/25/2054 (Acquired 06/21/2016, Cost $12,141,550) ∞ *	11,806,482	12,094,500
Series 2015-5, Class A1, 3.500%, 05/25/2055 (Acquired 06/15/2016, Cost $6,085,247) ∞ *	5,910,141	6,083,682
Series 2016-3, Class A1, 2.250%, 08/25/2055 (Acquired 09/08/2016, Cost $3,192,608) ∞ *	3,179,744	3,178,300
Series 2016-2, Class A1, 3.000%, 08/25/2055 (Acquired 05/20/2016, Cost $15,724,039) ∞ *	15,605,398	15,930,333
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	217,613	220,118
Series 2004-CB2, Class 7A, 5.500%, 08/25/2019	398,168	403,672
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	32,862	33,363
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	132,517	136,728
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	92,199	93,901
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034	9,029,063	9,545,662
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034	5,424,011	5,870,192
Series 2004-AR14, Class A1, 2.600%, 01/25/2035 ∞	11,148,778	11,138,111
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR10, Class 2A17, 2.956%, 06/25/2035 ∞	24,822,762	25,691,333
		336,467,884	3.3%
Asset Backed Securities
Accredited Mortgage Loan Trust:
Series 2005-4, Class A1, 0.765%, 12/25/2035 ∞	10,659,250	10,513,861
Series 2006-1, Class A3, 0.704%, 04/25/2036 ∞	3,995,859	3,983,764
Series 2006-2, Class A3, 0.675%, 09/25/2036 ∞	9,274,415	9,219,314
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-HE1, Class A1B1, 0.715%, 02/25/2036 ∞	4,933,953	4,880,519
Argent Securities Inc. Asset-Backed Pass-Through Certificates,
Series 2005-W3, Class A2D, 0.865%, 11/25/2035 ∞	6,014,522	5,873,761
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2006-HE1, Class A3, 0.725%, 01/25/2036 ∞	13,346,720	13,076,844
Series 2006-HE3, Class A2, 0.690%, 03/25/2036 ∞	18,090,209	17,429,660
Bayview Financial Acquisition Trust,
Series 2007-A, Class 1A2, 6.205%, 05/28/2037	88,107	91,361
Bayview Financial Mortgage Pass-Through Trust,
Series 2007-B, Class 1A2, 6.831%, 08/28/2047 ∞	2,068,087	1,776,971
Capital Auto Receivables Asset Trust:
Series 2013-4, Class A3, 1.090%, 03/20/2018	4,288,694	4,287,255
Series 2014-1, Class A3, 1.320%, 06/20/2018	3,779,898	3,781,768
Capital One Multi-Asset Execution Trust,
Series 2016-A4, Class A4, 1.330%, 06/15/2022	47,425,000	47,356,561
Chase Issuance Trust,
Series 2016-A5, Class A5, 1.270%, 07/15/2021	40,100,000	40,098,456
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3, 6.150%, 06/15/2039	4,166,000	6,066,301
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4, Class A2D, 0.885%, 10/25/2035 ∞	7,156,080	7,083,970
Conseco Financial Corp.:
Series 1993-3, Class A7, 6.400%, 10/15/2018	26,214	26,225
Series 1993-4, Class A5, 7.050%, 01/15/2019	10,171	10,328
Series 1998-2, Class A5, 6.240%, 12/01/2028	398,833	414,932
Series 1998-3, Class A5, 6.220%, 03/01/2030	454,409	476,908
Series 1998-4, Class A5, 6.180%, 04/01/2030	2,604,884	2,740,391
Series 1998-7, Class A1, 6.320%, 07/01/2030	21,633,745	22,861,774
Contimortgage Home Equity Loan Trust,
Series 1997-2, Class A9, 7.090%, 04/15/2028 §	0	0
Countrywide Asset-Backed Certificates:
Series 2004-S1, Class A3, 5.115%, 02/25/2035 ∞	613,154	622,099
Series 2005-10, Class AF6, 4.541%, 02/25/2036 ∞	530,307	543,480
Series 2005-13, Class AF3, 4.812%, 04/25/2036 ∞	1,977,837	1,748,484
Series 2006-10, Class 1AF3, 4.766%, 09/25/2046 ∞ §	1,039,055	894,363
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB8, Class AF2, 4.012%, 12/25/2035 ∞	186,343	184,437
CWABS Asset-Backed Certificates Trust:
Series 2004-15, Class AF6, 4.613%, 04/25/2035 ∞	368,859	371,104
Series 2005-1, Class AF6, 5.030%, 07/25/2035 ∞	782,342	798,964
Series 2005-11, Class AF3, 4.731%, 02/25/2036 ∞	3,067,114	3,121,687
Series 2005-16, Class 3AV, 0.754%, 05/25/2036 ∞	12,167,409	12,028,307
Series 2005-17, Class 1AF5, 4.664%, 05/25/2036 ∞ §	439,942	658,685
CWHEQ Home Equity Loan Trust,
Series 2007-S1, Class A6, 5.693%, 11/25/2036	222,823	220,116
Discover Card Execution Note Trust,
Series 2016-A4, Class A4, 1.390%, 03/15/2022	50,225,000	50,295,687
First Franklin Mortgage Loan Trust:
Series 2006-FFH1, Class A4, 0.825%, 01/25/2036 ∞	3,444,831	3,363,941
Series 2006-FF1, Class 2A4, 0.865%, 01/25/2036 ∞	9,600,000	9,372,545
Ford Credit Auto Owner Trust:
Series 2014-2, Class A, 2.310%, 04/15/2026 (Acquired 02/20/2015 through 03/23/2016, Cost $27,198,094) *	27,030,000	27,634,937
Series 2015-1, Class A, 2.120%, 07/15/2026 (Acquired 03/14/2016 through 05/27/2016, Cost $8,718,629) *	8,740,000	8,888,325
Series 2016-1, Class A, 2.310%, 08/15/2027 (Acquired 02/23/2016 through 05/24/2016, Cost $28,347,468) *	28,325,000	28,979,018
Series 2016-2, Class A, 2.030%, 12/15/2027 (Acquired 06/20/2016, Cost $19,993,088) *	20,000,000	20,171,996
GE Capital Mortgage Services, Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	934	936
GE Mortgage Services LLC,
Series 1997-HE4, Class A7, 6.735%, 12/25/2028 §	51	38
GM Financial Automobile Leasing Trust,
Series 2016-3, Class A3, 1.610%, 12/20/2019	10,500,000	10,552,755
GMACM Mortgage Loan Trust,
Series 2004-GH1, Class A6, 4.810%, 07/25/2035 ∞	3,788	3,773

GSAMP Trust:
Series 2005-WMC2, Class A1B, 0.835%, 11/25/2035 ∞	12,703,555	12,410,375
Series 2005-WMC2, Class A2C, 0.875%, 11/25/2035 ∞	12,379,263	12,039,335
Hyundai Auto Lease Securitization Trust,
Series 2016-C, Class A3, 1.490%, 02/18/2020 (Acquired 08/09/2016, Cost $14,773,378) *	14,775,000	14,780,143
IMC Home Equity Loan Trust,
Series 1997-5, Class A10, 6.880%, 11/20/2028	1,920	1,915
J.P. Morgan Mortgage Acquisition Trust,
Series 2006-CH1, Class A1, 0.655%, 07/25/2036 ∞	6,149,609	5,959,500
Kubota Credit Owner Trust,
Series 2016-1A, Class A3, 1.500%, 07/15/2020 (Acquired 07/26/2016, Cost $12,172,018) *	12,175,000	12,207,930
Leaf Receivables Funding 10 LLC,
Series 2015-1, Class A3, 1.490%, 03/15/2018 (Acquired 04/23/2015, Cost $13,997,428) *	14,000,000	13,987,981
Long Beach Mortgage Loan Trust,
Series 2006-WL2, Class 2A3, 0.725%, 01/25/2036 ∞	3,683,764	3,573,610
MASTR Asset Backed Securities Trust,
Series 2006-NC1, Class A4, 0.825%, 01/25/2036 ∞	11,839,521	11,492,277
MMAF Equipment Finance LLC,
Series 2016-AA, Class A5, 2.210%, 12/15/2032 (Acquired 05/03/2016, Cost $10,624,553) ∞ *	10,625,000	10,820,680
New Century Home Equity Loan Trust,
Series 2005-C, Class A1, 0.755%, 12/25/2035 ∞	20,138,151	19,761,801
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	29,481	29,479
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 2.470%, 09/18/2024 (Acquired 11/16/2015 through 01/29/2016, Cost $24,456,251) *	24,533,134	24,587,676
Park Place Securities, Inc.,
Series 2005-WCW1, Class M1, 0.975%, 09/25/2035 ∞	8,569,490	8,508,967
RAAC Series Trust,
Series 2004-SP1, Class AI4, 5.285%, 08/25/2027 ∞	8,328	8,453
RAMP Series Trust:
Series 2003-RS7, Class AI6, 5.340%, 08/25/2033 ∞	116,252	116,523
Series 2003-RS10, Class AI7, 4.850%, 11/25/2033	2,548	2,558
Series 2005-RS1, Class AI6, 4.713%, 01/25/2035	53,273	53,829
RASC Series Trust:
Series 2003-KS2, Class AI6, 3.990%, 04/25/2033	227,112	226,859
Series 2003-KS5, Class AI6, 3.620%, 07/25/2033	13,759	13,458
Series 2004-KS2, Class AI6, 4.300%, 03/25/2034 ∞	25,979	26,231
Series 2006-KS4, Class A4, 0.765%, 06/25/2036 ∞	20,873,396	20,392,882
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF3, 5.612%, 04/25/2037	2,557,249	1,295,789
Securitized Asset Backed Receivables LLC Trust,
Series 2005-OP2, Class A1, 0.850%, 10/25/2035 (Acquired 03/13/2014, Cost $1,396,540) ∞ *	1,413,771	1,408,237
Specialty Underwriting & Residential Finance Trust:
Series 2004-BC4, Class A1A, 1.195%, 10/25/2035 ∞	2,866,949	2,810,835
Series 2005-AB3, Class A2C, 0.885%, 09/25/2036 ∞	4,836,471	4,685,803
Series 2006-BC1, Class A2D, 0.825%, 12/25/2036 ∞	4,416,959	4,367,297
Springleaf Funding Trust,
Series 2014-AA, Class A, 2.410%, 12/15/2022 (Acquired 02/10/2015 through 04/18/2016, Cost $9,818,972) *	9,809,233	9,821,771
Structured Asset Securities Corp.,
Series 2005-WF1, Class A3, 1.185%, 02/25/2035 ∞	15,353,764	15,057,836
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-OPT1, Class A6, 0.675%, 04/25/2036 ∞	17,379,037	16,519,600
Synchrony Credit Card Master Note Trust:
Series 2015-2, Class A, 1.600%, 04/15/2021	8,625,000	8,664,413
Series 2015-1, Class A, 2.370%, 03/15/2023	12,841,000	13,191,150
Series 2016-2, Class A, 2.210%, 05/15/2024	7,500,000	7,648,217
TCF Auto Receivables Owner Trust:
Series 2015-1A, Class A2, 1.020%, 08/15/2018 (Acquired 06/03/2015 through 02/29/2016, Cost $2,813,580) *	2,813,848	2,813,810
Series 2015-2A, Class A2, 1.640%, 01/15/2019 (Acquired 11/18/2015, Cost $12,287,417) *	12,287,460	12,310,808
		654,104,629	6.5%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2011-M4, Class A2, 3.726%, 06/25/2021	20,000,000	21,763,676
FHLMC Multifamily Structured Pass Through Certificates:
Series K003, Class A4, 5.053%, 01/25/2019	27,000,000	28,987,848
Series K712, Class A2, 1.869%, 11/25/2019	18,225,000	18,511,377
Series K714, Class A2, 3.034%, 10/25/2020 ∞	18,070,000	19,122,494
		88,385,395	0.9%
Non-U.S. Government Agency Issues
CD Mortgage Trust,
Series 2016-CD1, Class A4, 2.724%, 08/10/2049	32,725,000	33,268,012
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class A3, 3.753%, 03/10/2047	11,025,000	12,054,420
COMM Mortgage Trust:
Series 2012-CR1, Class A3, 3.391%, 05/15/2045	7,813,462	8,354,732
Series 2013-CR9, Class A3, 4.022%, 07/10/2045 ∞	25,725,000	28,440,755
Series 2012-CR2, Class A4, 3.147%, 08/15/2045	19,660,536	20,883,062
Series 2013-CR10, Class A3, 3.923%, 08/10/2046	13,875,000	15,298,610
DBJPM Mortgage Trust,
Series 2016-C3, Class ASB, 2.756%, 09/10/2049	9,500,000	9,762,515
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class A3, 2.773%, 11/10/2045	36,997,320	38,435,143
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
Series 2012-LC9, Class A5, 2.840%, 12/15/2047	8,700,059	9,061,498
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C8, Class ASB, 2.379%, 10/15/2045	9,965,000	10,198,795
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	12,802,913	13,363,994
Series 2013-C10, Class ASB, 2.702%, 12/15/2047	10,000,000	10,355,220

JPMBB Commercial Mortgage Securities Trust:
Series 2013-C12, Class ASB, 3.157%, 07/15/2045	4,500,000	4,730,290
Series 2013-C17, Class A3, 3.928%, 01/15/2047	8,450,000	9,325,281
Series 2014-C24, Class ASB, 3.368%, 11/15/2047	10,000,000	10,695,962
Series 2014-C25, Class ASB, 3.407%, 11/15/2047	7,138,000	7,636,954
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class A4, 3.176%, 08/15/2045	37,550,000	39,848,398
Series 2012-C6, Class A4, 2.858%, 11/15/2045 ∞	25,685,945	26,923,877
Series 2013-C11, Class A3, 3.960%, 08/15/2046	12,100,000	13,440,440
Series 2013-C12, Class A3, 3.973%, 10/15/2046	22,850,000	25,424,944
Series 2016-C29, Class ASB, 3.140%, 05/15/2049	12,250,000	12,931,449
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class A3, 3.986%, 07/15/2046	9,300,000	10,262,398
Series 2015-SG1, Class ASB, 3.556%, 12/15/2047	18,900,000	20,273,408
Series 2015-C27, Class ASB, 3.278%, 02/15/2048	18,000,000	19,110,618
Series 2015-P2, Class A3, 3.541%, 12/15/2048	31,100,000	33,595,980
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	24,764,220	26,544,129
Series 2013-C13, Class ASB, 2.654%, 05/15/2045	6,450,000	6,661,568
Series 2013-C18, Class A4, 3.896%, 12/15/2046	12,900,000	14,192,202
Series 2014-C21, Class A5, 3.678%, 08/15/2047	13,254,000	14,396,199
Series 2014-C24, Class A4, 3.343%, 11/15/2047	10,330,000	10,936,469
Series 2014-C23, Class ASB, 3.636%, 10/15/2057	6,920,000	7,450,020
		523,857,342	5.2%
Total Long-Term Investments (Cost $9,614,836,354)		9,861,845,770	97.3%

	Shares
SHORT-TERM INVESTMENT
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.31% «	267,773,974	267,773,974
Total Short-Term Investment (Cost $267,773,974)		267,773,974	2.6%
Total Investments (Cost $9,882,610,328)		10,129,619,744	99.9%
Other Assets in Excess of Liabilities		11,863,555	0.1%
TOTAL NET ASSETS		$10,141,483,299	100.0%

Notes to Schedule of Investments
∞	Variable or Floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities rates are as of September 30, 2016.
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or or may extend only to qualified institutional buyers.  At September 30, 2016, the value of these securities total $1,492,733,828, which represents 14.72% of total net assets.

f	Foreign Security
§	Security in Default
^	Non-Income Producing
«	7-Day Yield

Baird Aggregate Bond Fund
Schedule of Investments, September 30, 2016 (Unaudited)
Summary of Fair Value Exposure at September 30, 2016 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$-	$1,665,490,223	$-	$1,665,490,223
Corporate Bonds	-	4,191,898,483	-	4,191,898,483
Other Government Related Securities	-	125,433,157	-	125,433,157
Taxable Municipal Bonds	-	180,304,546	-	180,304,546
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	2,095,904,111	-	2,095,904,111
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	336,467,884	-	336,467,884
Asset Backed Securities	-	654,104,629	-	654,104,629
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues		88,385,395		88,385,395
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	523,857,342	-	523,857,342
Total Long-Term Investments	-	9,861,845,770	-	9,861,845,770

Short-Term Investment
Money Market Mutual Fund	267,773,974	-	-	267,773,974
Total Short-Term Investment	267,773,974	-	-	267,773,974

Total Investments	$267,773,974	$9,861,845,770	$-	$10,129,619,744

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird Core Plus Bond Fund
Schedule of Investments
September 30, 2016 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
2.625%, 08/15/2020	$149,375,000	$158,209,187
1.375%, 08/31/2020	255,000,000	258,127,830
1.750%, 03/31/2022	70,000,000	71,807,400
3.500%, 02/15/2039	377,695,000	467,692,542
2.875%, 05/15/2043	344,200,000	383,245,360
2.500%, 02/15/2045	36,550,000	37,772,159
		1,376,854,478	11.0%
Corporate Bonds
Finance
ABN AMRO Bank NV:
4.250%, 02/02/2017 (Acquired 01/30/2012, Cost $3,496,570) * f	3,500,000	3,532,480
2.500%, 10/30/2018 (Acquired 10/23/2013 through 10/24/2014, Cost $6,791,766) * f	6,750,000	6,871,277
2.450%, 06/04/2020 (Acquired 05/28/2015, Cost $12,771,840) * f	12,800,000	13,063,066
4.750%, 07/28/2025 (Acquired 07/21/2015, Cost $9,973,200) * f	10,000,000	10,503,160
4.800%, 04/18/2026 (Acquired 04/11/2016, Cost $10,980,970) * f	11,000,000	11,666,897
AIA Group Ltd.,
3.200%, 03/11/2025 (Acquired 03/04/2015, Cost $8,988,570) * f	9,000,000	9,184,635
AIG SunAmerica Global Financing X,
6.900%, 03/15/2032 (Acquired 11/10/2011, Cost $2,119,718) *	2,000,000	2,673,238
Ally Financial, Inc.:
5.500%, 02/15/2017	7,275,000	7,365,937
3.600%, 05/21/2018	7,000,000	7,105,000
3.250%, 11/05/2018	8,000,000	8,040,000
8.000%, 12/31/2018	1,206,000	1,329,615
3.750%, 11/18/2019	18,200,000	18,495,750
5.125%, 09/30/2024	3,000,000	3,180,000
American Express Credit Corp.,
1.307%, 08/15/2019 ∞	7,450,000	7,450,045
American International Group, Inc.:
6.400%, 12/15/2020	3,500,000	4,104,818
4.875%, 06/01/2022	25,351,000	28,523,500
3.750%, 07/10/2025	11,400,000	11,956,844
3.875%, 01/15/2035	5,000,000	4,902,820
6.820%, 11/15/2037	4,173,000	5,391,829
AmSouth Bancorporation,
6.750%, 11/01/2025	860,000	986,373
ANZ New Zealand (Int'l) Ltd./London:
1.750%, 03/29/2018 (Acquired 03/24/2015, Cost $6,149,262) * f	6,150,000	6,167,423
2.750%, 02/03/2021 (Acquired 01/27/2016, Cost $9,989,300) * f	10,000,000	10,282,530
2.125%, 07/28/2021 (Acquired 07/21/2016, Cost $16,485,150) * f	16,500,000	16,521,631
Aon PLC,
3.875%, 12/15/2025 f	14,490,000	15,472,205
Australia & New Zealand Banking Group Ltd./New York NY:
1.600%, 07/15/2019 f	5,000,000	4,994,830
3.700%, 11/16/2025 f	2,875,000	3,152,866
Australia and New Zealand Banking Group Ltd.,
4.500%, 03/19/2024 (Acquired 03/12/2014, Cost $8,987,760) * f	9,000,000	9,515,169
Banco Santander (Brasil) SA/Cayman Islands,
4.625%, 02/13/2017 (Acquired 02/06/2012, Cost $994,140) * f	1,000,000	1,007,200
Bank of America Corp.:
6.875%, 04/25/2018	1,250,000	1,348,572
7.625%, 06/01/2019	7,735,000	8,876,756
2.625%, 10/19/2020	4,500,000	4,592,214
2.625%, 04/19/2021	17,500,000	17,778,442
3.300%, 01/11/2023	22,450,000	23,239,522
7.750%, 05/14/2038	725,000	1,051,171
Bank of Montreal,
1.900%, 08/27/2021 f	26,450,000	26,311,852
BanPonce Trust I,
Class A, 8.327%, 02/01/2027	2,310,000	2,135,611
Barclays PLC:
2.750%, 11/08/2019 f	7,000,000	7,051,611
2.875%, 06/08/2020 f	6,000,000	6,035,952
3.250%, 01/12/2021 f	25,000,000	25,409,200
3.650%, 03/16/2025 f	8,000,000	7,892,912
BB&T Corp.:
2.450%, 01/15/2020	15,000,000	15,350,010
2.625%, 06/29/2020	13,000,000	13,423,501
Berkshire Hathaway Finance Corp.,
4.400%, 05/15/2042	3,500,000	3,973,764
BNP Paribas SA:
2.375%, 09/14/2017 f	3,000,000	3,023,220
5.000%, 01/15/2021 f	5,000,000	5,594,460
3.250%, 03/03/2023 f	4,000,000	4,199,004

BNZ International Funding Ltd./London:
2.350%, 03/04/2019 (Acquired 09/03/2014 through 11/03/2014, Cost $13,751,165) * f	13,775,000	13,993,995
2.750%, 03/02/2021 (Acquired 02/23/2016, Cost $18,736,875) * f	18,750,000	19,265,437
BPCE SA:
2.500%, 12/10/2018 f	5,500,000	5,610,192
2.250%, 01/27/2020 f	4,000,000	4,060,972
5.700%, 10/22/2023 (Acquired 10/15/2013 through 11/10/2014, Cost $29,846,119) * f	28,500,000	31,018,574
5.150%, 07/21/2024 (Acquired 05/10/2016 through 08/16/2016, Cost $14,674,496) * f	14,200,000	14,936,242
Caisse Centrale Desjardins:
1.550%, 09/12/2017 (Acquired 07/07/2015, Cost $6,004,785) * f	6,000,000	6,009,546
1.417%, 01/29/2018 (Acquired 01/26/2015 through 03/08/2016, Cost $29,174,154) ∞ * f	29,175,000	29,139,027
Canadian Imperial Bank of Commerce/Canada,
1.600%, 09/06/2019 f	8,475,000	8,475,059
Capital One Bank (USA) NA,
3.375%, 02/15/2023	32,638,000	33,528,463
Capital One Financial Corp.,
2.450%, 04/24/2019	3,975,000	4,061,611
Capital One NA/Mclean VA:
1.650%, 02/05/2018	8,400,000	8,409,845
1.850%, 09/13/2019	5,000,000	4,999,860
CIT Group, Inc.:
4.250%, 08/15/2017	1,000,000	1,018,750
5.500%, 02/15/2019 (Acquired 02/02/2012, Cost $500,000) *	500,000	529,375
5.000%, 08/01/2023	5,000,000	5,293,750
Citigroup, Inc.:
1.850%, 11/24/2017	11,500,000	11,535,891
1.700%, 04/27/2018	12,650,000	12,663,713
2.050%, 12/07/2018	12,550,000	12,645,029
2.400%, 02/18/2020	8,000,000	8,100,024
2.350%, 08/02/2021	8,125,000	8,156,614
2.255%, 09/01/2023 ∞	8,000,000	8,038,288
3.700%, 01/12/2026	4,700,000	4,960,507
Citizens Bank NA/Providence RI:
2.450%, 12/04/2019	36,000,000	36,528,624
2.550%, 05/13/2021	6,175,000	6,284,915
CNA Financial Corp.:
7.350%, 11/15/2019	1,175,000	1,354,730
5.875%, 08/15/2020	6,839,000	7,767,052
5.750%, 08/15/2021	9,177,000	10,579,714
7.250%, 11/15/2023	7,400,000	8,998,637
4.500%, 03/01/2026	20,750,000	22,470,279
CNO Financial Group, Inc.:
4.500%, 05/30/2020	5,000,000	5,118,750
5.250%, 05/30/2025	18,640,000	18,500,200
Comerica Bank:
5.200%, 08/22/2017	5,980,000	6,182,100
4.000%, 07/27/2025	21,425,000	22,450,893
Commonwealth Bank of Australia:
1.245%, 03/12/2018 (Acquired 03/30/2016, Cost $4,482,167) ∞ * f	4,500,000	4,496,256
5.000%, 10/15/2019 (Acquired 03/02/2012 through 08/16/2012, Cost $6,131,928) * f	5,900,000	6,461,892
Compass Bank:
2.750%, 09/29/2019	38,994,000	38,944,205
3.875%, 04/10/2025	18,725,000	18,316,589
Cooperatieve Rabobank UA:
3.875%, 02/08/2022 f	4,150,000	4,541,665
3.750%, 07/21/2026 f	23,000,000	23,037,674
Cooperatieve Rabobank UA/NY,
1.700%, 03/19/2018 f	5,250,000	5,275,851
Credit Mutuel - CIC Home Loan SFH,
1.500%, 11/16/2017 (Acquired 11/08/2012, Cost $4,981,300) * f	5,000,000	4,997,655
Credit Suisse AG/New York NY:
1.700%, 04/27/2018 f	5,800,000	5,804,425
5.300%, 08/13/2019 f	6,966,000	7,629,978
3.000%, 10/29/2021 f	12,600,000	12,962,553
Credit Suisse Group Funding Guernsey Ltd.:
3.800%, 09/15/2022 f	8,500,000	8,683,456
3.750%, 03/26/2025 f	15,000,000	14,903,115
4.550%, 04/17/2026 (Acquired 04/13/2016, Cost $4,998,800) * f	5,000,000	5,249,920
Deutsche Bank AG:
2.950%, 08/20/2020 f	8,625,000	8,311,429
3.125%, 01/13/2021 f	9,500,000	9,183,631
3.375%, 05/12/2021 f	7,650,000	7,483,238
Deutsche Bank AG/London:
1.427%, 02/13/2017 ∞ f	9,729,000	9,630,669
1.497%, 02/13/2018 ∞ f	9,000,000	8,723,367
1.875%, 02/13/2018 f	8,494,000	8,245,415
Discover Bank/Greenwood DE:
8.700%, 11/18/2019	3,237,000	3,734,190
3.100%, 06/04/2020	12,000,000	12,344,892
Discover Financial Services,
3.950%, 11/06/2024	25,000,000	25,591,675
Fifth Third Bancorp:
1.277%, 12/20/2016 ∞	7,585,000	7,589,384
2.150%, 08/20/2018	7,200,000	7,292,837
2.875%, 07/27/2020	9,250,000	9,589,937

First Horizon National Corp.,
3.500%, 12/15/2020	13,861,000	14,147,271
First Tennessee Bank NA,
2.950%, 12/01/2019	12,000,000	12,161,448
FMR LLC:
4.950%, 02/01/2033 (Acquired 01/29/2013 through 12/23/2014, Cost $4,393,604) *	4,235,000	4,721,428
6.500%, 12/14/2040 (Acquired 04/04/2013 through 10/28/2013, Cost $2,262,178) *	1,820,000	2,421,018
GE Capital International Funding Co. Unlimited Co.,
2.342%, 11/15/2020 f	24,096,000	24,748,737
Genworth Holdings, Inc.,
7.625%, 09/24/2021	1,000,000	955,000
Goldman Sachs Capital I,
6.345%, 02/15/2034	125,000	152,334
Highmark, Inc.,
4.750%, 05/15/2021 (Acquired 07/30/2014, Cost $7,844,023) *	7,800,000	8,058,422
HSBC Bank USA NA/New York NY,
6.000%, 08/09/2017	2,720,000	2,823,050
HSBC Finance Corp.,
6.676%, 01/15/2021	32,693,000	37,605,417
HSBC Holdings PLC:
3.400%, 03/08/2021 f	9,100,000	9,411,775
2.650%, 01/05/2022 f	4,000,000	3,986,388
3.600%, 05/25/2023 f	6,000,000	6,196,776
HSBC USA, Inc.,
2.350%, 03/05/2020	2,750,000	2,773,878
Humana, Inc.,
7.200%, 06/15/2018	800,000	875,498
Huntington Bancshares Inc./OH:
3.150%, 03/14/2021	10,100,000	10,470,165
2.300%, 01/14/2022	15,225,000	15,168,835
ING Bank NV:
3.750%, 03/07/2017 (Acquired 02/29/2012 through 04/24/2013, Cost $4,977,098) * f	5,000,000	5,051,800
2.050%, 08/17/2018 (Acquired 08/10/2015, Cost $4,122,484) * f	4,125,000	4,155,162
2.450%, 03/16/2020 (Acquired 03/10/2015, Cost $9,257,656) * f	9,275,000	9,467,382
2.750%, 03/22/2021 (Acquired 03/15/2016, Cost $9,166,100) * f	9,175,000	9,474,169
5.000%, 06/09/2021 (Acquired 10/12/2011, Cost $2,468,800) * f	2,500,000	2,822,965
5.800%, 09/25/2023 (Acquired 01/14/2014 through 04/29/2016, Cost $20,871,078) * f	19,180,000	21,439,155
Invesco Finance PLC,
3.125%, 11/30/2022 f	5,500,000	5,707,422
iStar, Inc.,
5.850%, 03/15/2017	500,000	505,971
Jefferies Group LLC,
6.450%, 06/08/2027	1,000,000	1,132,100
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (Acquired 08/26/2010 through 07/13/2016, Cost $20,541,252) *	17,115,000	21,001,063
JPMorgan Chase & Co.:
1.265%, 04/25/2018 ∞	2,300,000	2,300,182
2.200%, 10/22/2019	3,500,000	3,554,883
4.250%, 10/15/2020	8,100,000	8,779,890
2.295%, 08/15/2021	22,000,000	22,047,850
4.350%, 08/15/2021	2,400,000	2,635,298
4.500%, 01/24/2022	4,400,000	4,872,168
3.200%, 01/25/2023	5,350,000	5,578,670
3.125%, 01/23/2025	21,850,000	22,332,754
Kemper Corp.,
6.000%, 05/15/2017	1,000,000	1,026,973
KeyBank NA/Cleveland OH:
4.625%, 06/15/2018	2,670,000	2,786,148
2.250%, 03/16/2020	9,425,000	9,568,910
3.400%, 05/20/2026	21,575,000	22,049,499
KeyCorp,
2.900%, 09/15/2020	17,200,000	17,855,836
Kookmin Bank,
1.625%, 07/14/2017 (Acquired 07/07/2014, Cost $4,985,900) * f	5,000,000	5,004,910
LeasePlan Corp. NV:
3.000%, 10/23/2017 (Acquired 10/15/2012 through 02/07/2013, Cost $10,013,717) * f	10,000,000	10,103,160
2.500%, 05/16/2018 (Acquired 05/07/2013 through 08/27/2015, Cost $35,293,518) * f	35,204,000	35,256,524
2.875%, 01/22/2019 (Acquired 10/14/2015, Cost $4,996,900) * f	5,000,000	5,047,365
Liberty Mutual Group, Inc.:
6.500%, 03/15/2035 (Acquired 09/29/2008 through 04/16/2013, Cost $699,747) *	700,000	870,587
10.750%, 06/15/2058 (Acquired 05/21/2008 through 05/06/2009, Cost $751,629) ∞ *	900,000	1,368,000
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097 (Acquired 03/26/2003, Cost $240,187) *	375,000	487,921
Lincoln National Corp.:
8.750%, 07/01/2019	11,378,000	13,392,657
6.050%, 04/20/2067 ∞	930,000	716,100
Lloyds Bank PLC:
1.367%, 05/14/2018 ∞ f	3,200,000	3,189,610
5.800%, 01/13/2020 (Acquired 01/05/2010 through 01/19/2012, Cost $6,381,979) * f	6,350,000	7,094,512
2.400%, 03/17/2020 f	6,700,000	6,799,461
Macquarie Bank Ltd.:
1.364%, 10/27/2017 (Acquired 10/22/2014, Cost $8,000,000) ∞ * f	8,000,000	7,999,576
1.600%, 10/27/2017 (Acquired 10/22/2014, Cost $7,595,364) * f	7,600,000	7,611,567
2.400%, 01/21/2020 (Acquired 01/14/2015, Cost $12,971,400) * f	13,000,000	13,166,946
Macquarie Group Ltd.:
4.875%, 08/10/2017 (Acquired 10/30/2014, Cost $1,025,227) * f	1,000,000	1,027,164
7.625%, 08/13/2019 (Acquired 12/15/2014, Cost $2,788,938) * f	2,467,000	2,825,702

Manufacturers & Traders Trust Co.:
6.625%, 12/04/2017	1,120,000	1,182,710
2.100%, 02/06/2020	8,000,000	8,073,872
1.739%, 12/28/2020 ∞	9,483,000	9,430,692
Manulife Financial Corp.:
4.900%, 09/17/2020 f	2,784,000	3,067,269
4.150%, 03/04/2026 f	23,875,000	26,095,733
Marsh & McLennan Companies, Inc.:
4.800%, 07/15/2021	1,000,000	1,116,792
3.300%, 03/14/2023	6,875,000	7,206,141
3.750%, 03/14/2026	9,225,000	9,971,229
Massachusetts Mutual Life Insurance Co.:
7.625%, 11/15/2023 (Acquired 10/10/2012, Cost $3,988,246) *	3,184,000	3,883,757
8.875%, 06/01/2039 (Acquired 10/03/2012 through 09/30/2016, Cost $45,403,711) *	29,917,000	47,079,246
MBIA Insurance Corp.,
11.940%, 01/15/2033 (Acquired 01/11/2008, Cost $700,000) ∞ * §	700,000	280,000
MetLife Capital Trust IV,
7.875%, 12/15/2037 (Acquired 03/26/2012 through 04/05/2013, Cost $1,041,538) ∞ *	900,000	1,129,138
MetLife, Inc.:
7.717%, 02/15/2019	1,157,000	1,323,889
4.875%, 11/13/2043	3,375,000	3,738,946
4.050%, 03/01/2045	6,400,000	6,348,288
4.600%, 05/13/2046	2,625,000	2,840,618
Metropolitan Life Global Funding I,
3.875%, 04/11/2022 (Acquired 12/18/2012, Cost $1,581,746) *	1,500,000	1,629,059
Mitsubishi UFJ Financial Group, Inc.:
2.950%, 03/01/2021 f	10,000,000	10,296,260
2.190%, 09/13/2021 f	20,000,000	19,947,760
Mitsubishi UFJ Trust & Banking Corp.,
2.450%, 10/16/2019 (Acquired 07/12/2016, Cost $10,188,825) * f	10,000,000	10,170,230
Mizuho Bank Ltd.:
1.850%, 03/21/2018 (Acquired 03/14/2013, Cost $1,847,447) * f	1,850,000	1,855,663
2.650%, 09/25/2019 (Acquired 09/18/2014, Cost $4,991,400) * f	5,000,000	5,104,040
2.400%, 03/26/2020 (Acquired 03/19/2015, Cost $19,974,800) * f	20,000,000	20,272,000
Morgan Stanley:
6.625%, 04/01/2018	1,275,000	1,366,137
7.300%, 05/13/2019	4,675,000	5,313,161
2.375%, 07/23/2019	2,000,000	2,034,774
5.625%, 09/23/2019	10,100,000	11,185,336
2.650%, 01/27/2020	7,000,000	7,153,041
3.750%, 02/25/2023	1,000,000	1,062,092
3.700%, 10/23/2024	5,000,000	5,275,785
4.000%, 07/23/2025	2,500,000	2,688,398
3.875%, 01/27/2026	7,000,000	7,431,774
3.125%, 07/27/2026	13,175,000	13,253,773
MUFG Americas Holdings Corp.:
2.250%, 02/10/2020	7,000,000	7,080,808
3.500%, 06/18/2022	1,150,000	1,219,774
National Australia Bank Ltd./New York:
1.875%, 07/23/2018 f	6,000,000	6,043,908
2.500%, 07/12/2026 f	17,000,000	16,703,061
Nationwide Building Society:
2.350%, 01/21/2020 (Acquired 01/12/2015, Cost $13,770,454) * f	13,775,000	13,932,186
3.900%, 07/21/2025 (Acquired 07/14/2015, Cost $8,069,463) * f	8,100,000	8,755,258
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (Acquired 02/05/2015 through 05/08/2015, Cost $16,277,945) *	14,788,000	16,584,846
Nationwide Mutual Insurance Co.:
7.875%, 04/01/2033 (Acquired 10/13/2009, Cost $91,259) *	100,000	138,481
9.375%, 08/15/2039 (Acquired 10/06/2015 through 08/26/2016, Cost $25,870,071) *	16,803,000	26,493,038
Navient Corp.,
5.625%, 08/01/2033	50,000	39,750
New England Mutual Life Insurance Co.,
7.875%, 02/15/2024 (Acquired 11/07/2012, Cost $4,037,056) *	3,200,000	4,036,522
New York Life Insurance Co.,
6.750%, 11/15/2039 (Acquired 04/06/2016 through 09/30/2016, Cost $29,554,478) *	21,870,000	30,299,310
Nippon Life Insurance Co.,
5.000%, 10/18/2042 (Acquired 10/11/2012, Cost $2,000,000) ∞ * f	2,000,000	2,175,280
Nomura Holdings, Inc.:
2.750%, 03/19/2019 f	11,268,000	11,524,685
6.700%, 03/04/2020 f	2,525,000	2,904,513
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (Acquired 03/10/2015, Cost $16,000,000) *	16,000,000	16,104,784
Principal Financial Group, Inc.:
3.300%, 09/15/2022	1,000,000	1,040,336
3.125%, 05/15/2023	3,550,000	3,623,279
Principal Life Global Funding II,
2.200%, 04/08/2020 (Acquired 03/31/2015, Cost $7,989,440) *	8,000,000	8,096,504
Protective Life Global Funding,
2.700%, 11/25/2020 (Acquired 11/19/2015, Cost $10,715,562) *	10,725,000	11,029,611
Prudential Financial, Inc.,
6.000%, 12/01/2017	384,000	404,451

Raymond James Financial, Inc.:
8.600%, 08/15/2019	14,527,000	16,971,662
4.950%, 07/15/2046	15,000,000	15,268,260
Regions Bank/Birmingham AL,
7.500%, 05/15/2018	15,864,000	17,263,094
Regions Financial Corp.,
3.200%, 02/08/2021	30,600,000	31,810,505
Reliance Standard Life Global Funding II:
2.500%, 01/15/2020 (Acquired 01/07/2015, Cost $13,952,260) *	14,000,000	14,188,412
2.375%, 05/04/2020 (Acquired 04/27/2015, Cost $14,356,224) *	14,400,000	14,575,046
3.050%, 01/20/2021 (Acquired 01/12/2016, Cost $14,982,750) *	15,000,000	15,440,640
Royal Bank of Canada,
0.929%, 10/13/2017 ∞ f	9,000,000	8,984,709
Santander Bank NA,
8.750%, 05/30/2018	7,034,000	7,710,178
Santander Issuances SAU,
5.179%, 11/19/2025 f	6,150,000	6,265,921
Santander UK Group Holdings PLC,
2.875%, 08/05/2021 f	12,000,000	11,995,116
Santander UK PLC:
5.000%, 11/07/2023 (Acquired 10/31/2013 through 09/14/2016, Cost $26,935,478) * f	25,575,000	26,653,140
4.000%, 03/13/2024 f	7,700,000	8,392,060
Simon Property Group LP,
1.500%, 02/01/2018 (Acquired 12/10/2012, Cost $11,962,200) *	12,000,000	12,037,128
Societe Generale SA:
5.200%, 04/15/2021 (Acquired 09/20/2011 through 02/13/2013, Cost $10,007,137) * f	10,100,000	11,503,971
5.000%, 01/17/2024 (Acquired 01/14/2014, Cost $2,972,790) * f	3,000,000	3,132,450
4.250%, 04/14/2025 (Acquired 04/08/2015, Cost $6,201,657) * f	6,300,000	6,288,484
4.750%, 11/24/2025 (Acquired 11/17/2015, Cost $10,759,176) * f	10,800,000	11,154,499
SpareBank 1 Boligkreditt AS,
1.750%, 11/15/2019 (Acquired 11/07/2012, Cost $4,961,150) * f	5,000,000	5,012,365
Springleaf Finance Corp.,
6.900%, 12/15/2017	1,000,000	1,051,250
Standard Chartered PLC:
1.700%, 04/17/2018 (Acquired 04/13/2015, Cost $9,988,900) * f	10,000,000	9,972,200
2.100%, 08/19/2019 (Acquired 08/16/2016, Cost $9,283,632) * f	9,300,000	9,296,289
3.050%, 01/15/2021 (Acquired 01/12/2016, Cost $13,971,720) * f	14,000,000	14,425,642
5.700%, 03/26/2044 (Acquired 03/21/2014 through 05/01/2014, Cost $14,101,766) * f	14,000,000	14,898,660
Stifel Financial Corp.:
3.500%, 12/01/2020	5,000,000	5,107,420
4.250%, 07/18/2024	13,115,000	13,266,150
Sumitomo Mitsui Banking Corp.:
1.950%, 07/23/2018 f	4,000,000	4,024,492
2.250%, 07/11/2019 f	12,050,000	12,188,647
2.450%, 01/16/2020 f	12,200,000	12,420,698
3.000%, 01/18/2023 f	2,500,000	2,560,828
SunTrust Bank/Atlanta GA:
7.250%, 03/15/2018	5,682,000	6,125,651
3.300%, 05/15/2026	28,734,000	29,311,869
SunTrust Banks, Inc.,
2.900%, 03/03/2021	15,000,000	15,609,225
Swedbank AB,
2.650%, 03/10/2021 (Acquired 03/03/2016, Cost $7,016,851) * f	7,025,000	7,240,689
Synchrony Financial:
3.750%, 08/15/2021	16,650,000	17,513,186
4.250%, 08/15/2024	33,225,000	34,883,459
4.500%, 07/23/2025	4,600,000	4,861,059
TD Ameritrade Holding Corp.,
5.600%, 12/01/2019	1,000,000	1,114,199
The Bank of Nova Scotia:
1.700%, 06/11/2018 f	15,325,000	15,394,422
4.500%, 12/16/2025	8,048,000	8,574,911
The Bank of Tokyo-Mitsubishi UFJ Ltd.:
2.350%, 02/23/2017 (Acquired 02/14/2012, Cost $5,996,640) * f	6,000,000	6,023,826
2.300%, 03/05/2020 (Acquired 02/25/2015, Cost $7,844,819) * f	7,850,000	7,934,482
The Bear Stearns Companies LLC,
7.250%, 02/01/2018	2,250,000	2,416,275
The Chubb Corp.,
6.375%, 04/15/2037 ∞	1,320,000	1,254,132
The Goldman Sachs Group, Inc.:
5.950%, 01/18/2018	3,000,000	3,165,108
6.150%, 04/01/2018	6,500,000	6,923,221
7.500%, 02/15/2019	1,825,000	2,062,734
2.550%, 10/23/2019	4,000,000	4,087,868
5.250%, 07/27/2021	1,000,000	1,128,961
2.350%, 11/15/2021	10,000,000	9,976,800
5.750%, 01/24/2022	15,100,000	17,539,239
2.429%, 11/29/2023 ∞	10,000,000	10,170,040
3.500%, 01/23/2025	9,250,000	9,566,202
6.750%, 10/01/2037	300,000	381,993
The Guardian Life Insurance Co. of America:
7.375%, 09/30/2039 (Acquired 08/27/2015, Cost $8,424,858) *	6,507,000	9,189,400
4.875%, 06/19/2064 (Acquired 06/16/2014, Cost $2,989,950) *	3,000,000	3,149,844

The Hartford Financial Services Group, Inc.:
5.375%, 03/15/2017	2,913,000	2,965,446
5.125%, 04/15/2022	6,097,000	6,926,046
8.125%, 06/15/2038 ∞	1,365,000	1,491,262
The Huntington National Bank:
2.000%, 06/30/2018	13,000,000	13,102,505
2.200%, 11/06/2018	5,000,000	5,062,435
2.875%, 08/20/2020	12,000,000	12,330,000
The Toronto-Dominion Bank,
3.625%, 09/15/2031 ∞ f	10,000,000	10,027,580
Torchmark Corp.,
3.800%, 09/15/2022	1,275,000	1,354,226
Trinity Acquisition PLC,
4.400%, 03/15/2026 f	15,776,000	16,522,252
UBS AG/Stamford CT,
1.800%, 03/26/2018 f	14,500,000	14,528,855
UBS Group Funding Jersey Ltd.,
2.297%, 09/24/2020 (Acquired 09/21/2015, Cost $26,350,000) ∞ * f	26,350,000	26,750,151
UnitedHealth Group, Inc.,
4.625%, 07/15/2035	12,175,000	14,138,462
Voya Financial, Inc.,
5.500%, 07/15/2022	22,944,000	26,003,858
Wells Fargo & Co.:
Class N, 2.150%, 01/30/2020	7,000,000	7,050,939
2.600%, 07/22/2020	8,950,000	9,131,596
2.500%, 03/04/2021	10,000,000	10,145,810
3.000%, 02/19/2025	5,000,000	5,077,510
3.000%, 04/22/2026	4,000,000	4,037,612
Wells Fargo Bank NA,
6.000%, 11/15/2017	8,322,000	8,748,012
Westpac Banking Corp.:
1.600%, 08/19/2019 f	15,000,000	15,000,660
4.875%, 11/19/2019 f	636,000	697,178
2.100%, 05/13/2021 f	13,300,000	13,375,132
Willis North America, Inc.,
7.000%, 09/29/2019	16,003,000	17,944,500
Willis Towers Watson PLC,
5.750%, 03/15/2021 f	20,329,000	22,894,113
		2,869,029,759	22.8%
Utility
Appalachian Power Co.,
Class P, 6.700%, 08/15/2037	1,275,000	1,690,354
Arizona Public Service Co.,
8.750%, 03/01/2019	1,150,000	1,343,620
Berkshire Hathaway Energy Co.,
3.500%, 02/01/2025	7,000,000	7,510,937
CMS Energy Corp.,
5.050%, 03/15/2022	1,000,000	1,140,785
Consolidated Edison Co. of New York, Inc.,
4.625%, 12/01/2054	7,600,000	8,706,393
Dominion Resources, Inc./VA:
2.500%, 12/01/2019	5,225,000	5,351,168
Class B, 5.950%, 06/15/2035	1,880,000	2,306,305
Edison International,
2.950%, 03/15/2023	5,000,000	5,165,000
EDP Finance BV:
4.900%, 10/01/2019 (Acquired 02/04/2015, Cost $1,631,089) * f	1,564,000	1,662,235
4.125%, 01/15/2020 (Acquired 03/03/2015 through 03/04/2015, Cost $9,062,782) * f	8,816,000	9,137,784
ENEL Finance International NV,
6.800%, 09/15/2037 (Acquired 09/13/2007 through 09/29/2008, Cost $498,897) * f	500,000	660,472
Exelon Corp.:
3.950%, 06/15/2025	6,050,000	6,525,633
3.400%, 04/15/2026	9,600,000	9,991,901
5.100%, 06/15/2045	5,875,000	6,816,257
Exelon Generation Co. LLC:
6.200%, 10/01/2017	4,350,000	4,542,400
5.600%, 06/15/2042	6,100,000	6,369,407
FORTIS, Inc.,
3.055%, 10/04/2026 (Acquired 09/29/2016, Cost $14,150,000) * f	14,150,000	14,089,933
IPALCO Enterprises, Inc.,
5.000%, 05/01/2018	1,000,000	1,042,500
KeySpan Corp.,
8.000%, 11/15/2030	1,875,000	2,638,376
Mega Advance Investments Ltd.,
5.000%, 05/12/2021 (Acquired 05/09/2011 through 05/23/2012, Cost $2,805,474) * f	2,800,000	3,096,554
National Rural Utilities Cooperative Finance Corp.:
10.375%, 11/01/2018	6,673,000	7,890,562
2.300%, 11/15/2019	5,000,000	5,124,630
2.850%, 01/27/2025	9,125,000	9,496,488
NextEra Energy Capital Holdings, Inc.,
Class D, 7.300%, 09/01/2067 ∞	2,600,000	2,581,358
PSEG Power LLC,
3.000%, 06/15/2021	26,550,000	27,318,224
Public Service Co. of New Mexico,
7.950%, 05/15/2018	6,553,000	7,196,714

RGS I&M Funding Corp.,
Class F*, 9.820%, 06/07/2022	146,835	149,072
South Carolina Electric & Gas Co.,
4.100%, 06/15/2046	7,325,000	7,817,203
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $5,958,960) * f	6,000,000	6,582,726
The Southern Co.,
2.950%, 07/01/2023	17,400,000	17,977,802
		191,922,793	1.5%
Industrials
21st Century Fox America, Inc.:
6.900%, 03/01/2019	6,659,000	7,486,947
3.700%, 09/15/2024	4,025,000	4,347,491
7.430%, 10/01/2026	1,500,000	2,003,904
6.150%, 03/01/2037	9,000,000	11,309,004
4.750%, 09/15/2044	1,950,000	2,135,499
A.P. Meoller - Maersk A/S:
2.550%, 09/22/2019 (Acquired 11/24/2014, Cost $10,042,390) * f	10,000,000	10,063,380
3.750%, 09/22/2024 (Acquired 09/15/2014, Cost $4,459,830) * f	4,475,000	4,548,180
AbbVie, Inc.:
1.750%, 11/06/2017	7,450,000	7,474,473
2.000%, 11/06/2018	10,835,000	10,945,972
3.200%, 11/06/2022	3,000,000	3,123,270
3.600%, 05/14/2025	2,500,000	2,613,158
4.300%, 05/14/2036	3,825,000	3,969,428
Acuity Brands Lighting, Inc.,
6.000%, 12/15/2019	700,000	780,303
Agrium, Inc.,
4.125%, 03/15/2035 f	6,550,000	6,439,050
Alibaba Group Holding Ltd.,
3.125%, 11/28/2021 f	10,000,000	10,426,940
Altera Corp.,
4.100%, 11/15/2023	3,000,000	3,387,297
Ameritech Capital Funding Corp.,
6.450%, 01/15/2018	3,175,000	3,368,469
Amgen, Inc.,
4.400%, 05/01/2045	8,000,000	8,403,392
Anadarko Petroleum Corp.:
6.375%, 09/15/2017	123,000	128,233
8.700%, 03/15/2019	4,380,000	4,986,989
6.450%, 09/15/2036	4,025,000	4,702,407
Anglo American Capital PLC,
9.375%, 04/08/2019 (Acquired 09/20/2011 through 12/29/2014, Cost $6,312,784) * f	5,600,000	6,440,000
Anheuser-Busch InBev Finance, Inc.:
3.300%, 02/01/2023	20,350,000	21,479,608
3.650%, 02/01/2026	25,625,000	27,521,250
ANR Pipeline Co.,
9.625%, 11/01/2021	9,150,000	12,229,954
ArcelorMittal SA,
7.250%, 02/25/2022 f	2,000,000	2,270,000
AT&T, Inc.:
3.600%, 02/17/2023	10,550,000	11,120,692
3.400%, 05/15/2025	20,000,000	20,548,160
4.125%, 02/17/2026	8,925,000	9,644,364
5.650%, 02/15/2047	4,225,000	4,979,560
4.500%, 03/09/2048 (Acquired 08/15/2011 through 09/30/2014, Cost $14,044,837) *	15,264,000	15,343,937
Ball Corp.,
5.250%, 07/01/2025	25,000,000	26,937,500
Baxter International, Inc.,
2.600%, 08/15/2026	8,850,000	8,747,800
Bayer US Finance LLC,
2.375%, 10/08/2019 (Acquired 10/01/2014, Cost $14,657,559) *	14,725,000	14,941,104
Beam Suntory, Inc.,
3.250%, 05/15/2022	2,000,000	2,065,050
Becton Dickinson and Co.:
6.375%, 08/01/2019	5,000,000	5,641,830
3.250%, 11/12/2020	13,000,000	13,666,562
3.875%, 05/15/2024	7,500,000	8,128,957
3.734%, 12/15/2024	4,900,000	5,314,109
Bemis Co., Inc.,
4.500%, 10/15/2021	1,000,000	1,096,525
Boardwalk Pipelines LP:
5.500%, 02/01/2017	3,175,000	3,205,178
4.950%, 12/15/2024	13,875,000	14,514,749
5.950%, 06/01/2026	14,000,000	15,477,952
Boston Scientific Corp.,
2.650%, 10/01/2018	10,000,000	10,228,920
BP Capital Markets PLC:
1.487%, 09/26/2018 ∞ f	5,000,000	5,023,300
4.750%, 03/10/2019 f	1,500,000	1,615,164
Broadridge Financial Solutions, Inc.,
3.400%, 06/27/2026	18,286,000	18,755,804
Browning-Ferris Industries, Inc.,
9.250%, 05/01/2021	1,600,000	2,004,597

Bunge Limited Finance Corp.:
8.500%, 06/15/2019	13,690,000	16,041,299
3.250%, 08/15/2026	13,188,000	13,269,660
Bunge NA Finance LP,
5.900%, 04/01/2017	4,024,000	4,110,894
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045	3,100,000	3,414,176
Celgene Corp.,
3.550%, 08/15/2022	5,730,000	6,088,022
CenturyLink, Inc.,
Class R, 5.150%, 06/15/2017	2,000,000	2,040,000
CF Industries, Inc.:
6.875%, 05/01/2018	5,000,000	5,378,500
3.450%, 06/01/2023	24,624,000	24,809,197
5.375%, 03/15/2044	10,922,000	10,783,564
Charter Communications Operating LLC / Charter Communications Operating Capital:
4.464%, 07/23/2022 (Acquired 06/09/2016 through 07/06/2016, Cost $30,805,172) *	28,748,000	31,020,874
6.384%, 10/23/2035 (Acquired 07/09/2015, Cost $5,800,000) *	5,800,000	6,831,124
Columbia Pipeline Group, Inc.:
3.300%, 06/01/2020	9,943,000	10,305,363
4.500%, 06/01/2025	13,735,000	14,918,435
Comcast Cable Communications Holdings Inc.,
9.455%, 11/15/2022	2,030,000	2,855,246
Comcast Corp.:
4.250%, 01/15/2033	5,900,000	6,552,988
4.400%, 08/15/2035	13,450,000	15,234,089
3.200%, 07/15/2036	15,000,000	14,671,470
4.650%, 07/15/2042	2,000,000	2,311,208
Computer Sciences Corp.,
4.450%, 09/15/2022	2,000,000	2,116,098
ConAgra Foods, Inc.:
5.819%, 06/15/2017	8,417,000	8,657,659
1.900%, 01/25/2018	13,569,000	13,648,569
7.000%, 04/15/2019	1,270,000	1,419,866
ConocoPhillips Canada Funding Co. I,
5.950%, 10/15/2036 f	845,000	1,007,807
ConocoPhillips Co.,
6.000%, 01/15/2020	3,550,000	4,003,211
Constellation Brands, Inc.:
4.750%, 11/15/2024	100,000	108,250
4.750%, 12/01/2025	1,000,000	1,080,000
Continental Airlines Pass Through Trust,
Class 974A, 6.900%, 01/02/2018	8,646	8,813
Cox Communications, Inc.:
9.375%, 01/15/2019 (Acquired 10/06/2014, Cost $8,848,598) *	7,670,000	8,866,167
2.950%, 06/30/2023 (Acquired 04/24/2013 through 12/29/2014, Cost $5,442,297) *	5,475,000	5,398,723
3.850%, 02/01/2025 (Acquired 12/01/2014, Cost $4,616,999) *	4,625,000	4,766,141
3.350%, 09/15/2026 (Acquired 09/08/2016, Cost $14,974,650) *	15,000,000	15,120,795
4.800%, 02/01/2035 (Acquired 12/01/2014, Cost $9,996,400) *	10,000,000	9,909,290
4.700%, 12/15/2042 (Acquired 11/26/2012, Cost $4,999,050) *	5,000,000	4,665,215
CSX Corp.,
6.220%, 04/30/2040	175,000	233,831
CVS Health Corp.,
3.875%, 07/20/2025	2,302,000	2,505,999
D.R. Horton, Inc.,
4.750%, 05/15/2017	1,447,000	1,474,131
Daimler Finance North America LLC,
1.875%, 01/11/2018 (Acquired 01/07/2013, Cost $2,116,139) *	2,125,000	2,137,461
Danone SA,
3.000%, 06/15/2022 (Acquired 05/29/2012, Cost $3,489,465) * f	3,500,000	3,640,647
DCP Midstream LLC:
9.750%, 03/15/2019 (Acquired 02/29/2012 through 07/22/2016, Cost $11,769,711) *	10,505,000	11,681,560
4.750%, 09/30/2021 (Acquired 09/14/2011 through 11/18/2011, Cost $2,248,997) *	2,245,000	2,267,450
Deutsche Telekom International Finance BV:
6.750%, 08/20/2018 f	1,250,000	1,372,217
8.750%, 06/15/2030 ∞ f	825,000	1,282,377
Devon Financing Corp. LLC,
7.875%, 09/30/2031	5,000,000	6,193,915
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
3.480%, 06/01/2019 (Acquired 05/17/2016 through 08/16/2016, Cost $14,086,114) *	13,685,000	14,074,612
5.450%, 06/15/2023 (Acquired 05/17/2016, Cost $7,996,560) *	8,000,000	8,571,656
DISH DBS Corp.,
5.000%, 03/15/2023	2,500,000	2,431,250
Dollar General Corp.:
4.125%, 07/15/2017	4,545,000	4,647,608
1.875%, 04/15/2018	2,100,000	2,112,289
Dominion Gas Holdings LLC,
3.600%, 12/15/2024	6,100,000	6,483,202
Eaton Corp.:
2.750%, 11/02/2022	2,500,000	2,584,350
4.000%, 11/02/2032 f	3,660,000	3,920,072
Ecolab, Inc.:
1.450%, 12/08/2017	5,200,000	5,209,896
3.250%, 01/14/2023	6,325,000	6,588,082
Enable Oklahoma Intrastate Transmission LLC,
6.250%, 03/15/2020 (Acquired 10/25/2012 through 05/10/2013, Cost $3,443,221) *	3,190,000	3,421,738

Encana Corp.,
6.500%, 05/15/2019 f	610,000	658,733
Energy Transfer Partners LP:
2.500%, 06/15/2018	5,700,000	5,737,295
9.700%, 03/15/2019	1,189,000	1,364,144
5.200%, 02/01/2022	1,000,000	1,083,869
3.600%, 02/01/2023	5,000,000	4,920,755
4.050%, 03/15/2025	6,204,000	6,153,326
5.150%, 03/15/2045	5,000,000	4,631,410
EnLink Midstream Partners LP,
4.400%, 04/01/2024	7,000,000	6,835,472
Ensco PLC,
5.200%, 03/15/2025 f	6,000,000	4,388,094
Enterprise Products Operating LLC:
2.850%, 04/15/2021	10,000,000	10,296,390
3.350%, 03/15/2023	10,000,000	10,232,530
3.750%, 02/15/2025	7,000,000	7,254,401
ERAC USA Finance LLC,
2.600%, 12/01/2021 (Acquired 05/23/2016, Cost $9,986,200) *	10,000,000	10,192,700
Express Scripts Holding Co.:
4.750%, 11/15/2021	14,700,000	16,467,484
3.500%, 06/15/2024	7,500,000	7,818,337
Exxon Mobil Corp.,
2.709%, 03/06/2025	10,025,000	10,301,249
FedEx Corp.:
8.000%, 01/15/2019	6,100,000	6,993,522
3.900%, 02/01/2035	7,000,000	7,202,986
Fidelity National Information Services, Inc.:
3.625%, 10/15/2020	5,000,000	5,303,355
5.000%, 03/15/2022	9,345,000	9,679,028
4.500%, 10/15/2022	3,100,000	3,417,242
3.500%, 04/15/2023	5,850,000	6,138,352
3.875%, 06/05/2024	23,522,000	25,127,870
3.000%, 08/15/2026	9,300,000	9,208,655
Fiserv, Inc.:
4.625%, 10/01/2020	3,000,000	3,291,153
3.500%, 10/01/2022	11,500,000	12,227,168
3.850%, 06/01/2025	11,720,000	12,671,465
Florida Gas Transmission Co. LLC,
3.875%, 07/15/2022 (Acquired 06/12/2012, Cost $2,996,190) *	3,000,000	3,110,154
Fomento Economico Mexicano SAB de CV:
2.875%, 05/10/2023 f	11,700,000	11,656,640
4.375%, 05/10/2043 f	4,000,000	4,088,352
Ford Motor Credit Co. LLC:
3.000%, 06/12/2017	3,000,000	3,031,704
6.625%, 08/15/2017	1,063,000	1,109,377
2.145%, 01/09/2018	5,375,000	5,403,009
2.551%, 10/05/2018	8,500,000	8,624,669
3.200%, 01/15/2021	11,250,000	11,549,486
5.750%, 02/01/2021	13,000,000	14,649,648
3.336%, 03/18/2021	5,500,000	5,658,598
Forest Laboratories, Inc.:
4.375%, 02/01/2019 (Acquired 10/20/2014, Cost $4,130,733) *	4,000,000	4,213,688
5.000%, 12/15/2021 (Acquired 08/26/2014 through 05/11/2016, Cost $44,409,536) *	41,397,000	46,330,363
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.:
6.500%, 11/15/2020	6,337,000	6,503,346
6.625%, 05/01/2021	6,447,000	6,592,057
6.750%, 02/01/2022	2,649,000	2,721,848
Freeport-McMoRan, Inc.:
3.100%, 03/15/2020	3,775,000	3,614,562
3.550%, 03/01/2022	6,275,000	5,710,250
3.875%, 03/15/2023	8,000,000	7,179,360
Fresenius US Finance II, Inc.,
4.500%, 01/15/2023 (Acquired 09/16/2015 through 02/24/2016, Cost $25,137,635) *	25,000,000	26,062,500
General Electric Co.:
2.200%, 01/09/2020	2,864,000	2,936,210
5.550%, 05/04/2020	1,199,000	1,358,732
4.375%, 09/16/2020	838,000	928,482
5.300%, 02/11/2021	859,000	984,257
4.650%, 10/17/2021	2,420,000	2,757,145
General Mills, Inc.,
2.200%, 10/21/2019	12,000,000	12,245,784
General Motors Financial Co., Inc.:
2.400%, 05/09/2019	6,500,000	6,536,647
3.200%, 07/13/2020	10,000,000	10,239,480
3.700%, 11/24/2020	1,509,000	1,570,314
4.200%, 03/01/2021	20,908,000	22,002,785
3.200%, 07/06/2021	15,000,000	15,184,215
4.375%, 09/25/2021	4,450,000	4,752,822
Georgia-Pacific LLC:
5.400%, 11/01/2020 (Acquired 10/27/2010 through 06/09/2016, Cost $12,168,574) *	11,000,000	12,438,998
3.163%, 11/15/2021 (Acquired 11/03/2014, Cost $19,999,800) *	20,000,000	20,901,260
Glencore Finance (Canada) Ltd.:
4.950%, 11/15/2021 (Acquired 11/03/2011, Cost $1,997,480) * f	2,000,000	2,115,220
4.250%, 10/25/2022 (Acquired 10/18/2012 through 05/22/2013, Cost $7,095,462) * f	7,000,000	7,016,387
6.000%, 11/15/2041 (Acquired 04/14/2016, Cost $4,130,984) * f	5,000,000	4,943,750

Glencore Funding LLC:
4.125%, 05/30/2023 (Acquired 05/22/2013 through 09/16/2016, Cost $16,884,179) *	16,940,000	16,855,300
4.625%, 04/29/2024 (Acquired 10/08/2014 through 11/09/2015, Cost $13,806,405) *	15,484,000	15,778,196
Grupo Bimbo SAB de CV,
3.875%, 06/27/2024 (Acquired 06/27/2014 through 06/22/2016, Cost $20,576,554) * f	20,178,000	20,911,410
GTE Corp.,
8.750%, 11/01/2021	975,000	1,229,263
Gulf South Pipeline Co. LP,
4.000%, 06/15/2022	3,000,000	2,906,748
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025 (Acquired 09/21/2015, Cost $9,996,200) *	10,000,000	10,485,140
HCA, Inc.:
4.250%, 10/15/2019	10,900,000	11,363,250
6.500%, 02/15/2020	5,000,000	5,537,500
5.000%, 03/15/2024	8,366,000	8,826,130
5.375%, 02/01/2025	24,950,000	25,760,875
Hewlett Packard Enterprise Co.,
3.600%, 10/15/2020 (Acquired 09/30/2015, Cost $7,272,963) *	7,275,000	7,633,097
HP, Inc.,
4.650%, 12/09/2021	32,425,000	35,541,529
Husky Energy, Inc.,
4.000%, 04/15/2024 f	1,605,000	1,675,137
Hutchison Whampoa International (09) Ltd.,
7.625%, 04/09/2019 (Acquired 01/20/2015, Cost $2,267,341) * f	2,000,000	2,294,396
Hutchison Whampoa International (12) (II) Ltd.,
3.250%, 11/08/2022 (Acquired 11/05/2012 through 12/18/2014, Cost $4,603,093) * f	4,625,000	4,905,178
Hutchison Whampoa International (14) Ltd.,
3.625%, 10/31/2024 (Acquired 10/28/2014, Cost $14,982,600) * f	15,000,000	16,065,105
Hyundai Capital America:
2.500%, 03/18/2019 (Acquired 03/14/2016, Cost $24,583,026) *	24,600,000	25,014,215
1.750%, 09/27/2019 (Acquired 09/22/2016, Cost $9,987,800) *	10,000,000	9,952,710
Hyundai Capital Services, Inc.:
1.657%, 03/18/2017 (Acquired 03/11/2014, Cost $2,400,000) ∞ * f	2,400,000	2,401,370
3.500%, 09/13/2017 (Acquired 03/06/2012 through 12/30/2014, Cost $12,624,697) * f	12,470,000	12,713,165
2.625%, 09/29/2020 (Acquired 03/23/2015, Cost $8,986,320) * f	9,000,000	9,193,500
Ingersoll-Rand Luxembourg Finance SA:
3.550%, 11/01/2024 f	3,200,000	3,391,987
4.650%, 11/01/2044 f	1,300,000	1,418,405
Ingredion, Inc.:
1.800%, 09/25/2017	13,020,000	13,048,397
3.200%, 10/01/2026	10,000,000	10,199,590
Johnson Controls, Inc.,
5.250%, 12/01/2041	1,150,000	1,327,605
Kerr-McGee Corp.,
7.875%, 09/15/2031	12,790,000	15,865,522
Keysight Technologies, Inc.,
3.300%, 10/30/2019	5,000,000	5,089,450
Kinder Morgan Energy Partners LP:
9.000%, 02/01/2019	8,828,000	10,117,903
6.850%, 02/15/2020	4,645,000	5,271,355
6.500%, 02/01/2037	400,000	431,351
6.950%, 01/15/2038	1,225,000	1,390,690
7.500%, 11/15/2040	2,500,000	2,972,500
Kinder Morgan Finance Co. LLC,
6.000%, 01/15/2018 (Acquired 12/06/2010, Cost $999,930) *	1,000,000	1,048,717
Kinder Morgan, Inc./DE:
3.050%, 12/01/2019	7,000,000	7,153,027
5.000%, 02/15/2021 (Acquired 05/26/2015 through 04/22/2016, Cost $10,450,316) *	10,008,000	10,818,398
Kinross Gold Corp.,
6.875%, 09/01/2041 f	5,500,000	5,392,750
Kraft Heinz Foods Co.:
3.500%, 07/15/2022	17,000,000	18,065,577
6.750%, 03/15/2032	10,000,000	12,762,810
5.000%, 07/15/2035	6,800,000	7,852,803
5.000%, 06/04/2042	5,000,000	5,744,930
Lafarge SA,
7.125%, 07/15/2036 f	1,425,000	1,774,768
LafargeHolcim Finance US LLC,
3.500%, 09/22/2026 (Acquired 09/15/2016, Cost $9,991,600) *	10,000,000	10,241,400
Lear Corp.,
5.250%, 01/15/2025	21,600,000	23,382,000
Magellan Midstream Partners LP:
5.000%, 03/01/2026	10,000,000	11,392,530
4.200%, 03/15/2045	3,000,000	2,869,653
4.250%, 09/15/2046	7,000,000	6,978,706
Marathon Oil Corp.,
2.800%, 11/01/2022	10,175,000	9,423,719
Marathon Petroleum Corp.:
3.400%, 12/15/2020	20,000,000	20,784,760
3.625%, 09/15/2024	2,500,000	2,518,723
4.750%, 09/15/2044	3,985,000	3,567,858
Martin Marietta Materials, Inc.:
6.600%, 04/15/2018	475,000	505,781
6.250%, 05/01/2037	450,000	506,146
Masco Corp.,
7.125%, 03/15/2020	1,800,000	2,070,000

McDonald's Corp.,
3.700%, 01/30/2026	7,250,000	7,799,891
Medtronic, Inc.:
2.500%, 03/15/2020 f	5,000,000	5,171,460
4.375%, 03/15/2035 f	6,552,000	7,424,608
Microsoft Corp.:
4.200%, 11/03/2035	5,650,000	6,315,960
3.950%, 08/08/2056	17,000,000	17,223,108
Molex Electronic Technologies LLC:
2.878%, 04/15/2020 (Acquired 04/01/2015 through 09/28/2016, Cost $25,829,363) *	26,038,000	26,267,942
3.900%, 04/15/2025 (Acquired 06/20/2016, Cost $4,471,290) *	4,500,000	4,593,762
MPLX LP:
5.500%, 02/15/2023	1,900,000	1,962,884
4.875%, 12/01/2024	9,650,000	9,981,246
4.000%, 02/15/2025	8,000,000	7,883,992
Murphy Oil Corp.,
4.000%, 06/01/2022	12,600,000	11,773,667
Mylan NV:
3.000%, 12/15/2018 (Acquired 12/04/2015, Cost $4,494,330) * f	4,500,000	4,599,212
3.750%, 12/15/2020 (Acquired 12/04/2015, Cost $5,873,120) * f	5,875,000	6,135,697
3.150%, 06/15/2021 (Acquired 05/31/2016, Cost $8,090,604) * f	8,100,000	8,252,069
Mylan, Inc.,
4.200%, 11/29/2023	4,525,000	4,735,250
Nabors Industries, Inc.,
6.150%, 02/15/2018	250,000	260,223
New Cingular Wireless Services, Inc.,
8.750%, 03/01/2031	3,300,000	5,071,678
Newell Brands, Inc.,
3.850%, 04/01/2023	20,000,000	21,289,320
Noble Energy, Inc.:
3.900%, 11/15/2024	3,000,000	3,059,724
5.050%, 11/15/2044	3,000,000	2,961,870
Noble Holding International Ltd.,
5.250%, 03/16/2018 ∞ f	7,000,000	6,895,000
Northern Tier Energy LLC / Northern Tier Finance Corp.,
7.125%, 11/15/2020	15,935,000	16,293,537
NuStar Logistics LP:
4.800%, 09/01/2020	4,275,000	4,285,687
6.750%, 02/01/2021	3,000,000	3,232,500
Oi Brasil Holdings Cooperatief UA,
5.750%, 02/10/2022 (Acquired 02/06/2012, Cost $3,000,000) * f §	3,000,000	742,500
ONEOK Partners LP:
3.375%, 10/01/2022	9,500,000	9,585,415
5.000%, 09/15/2023	5,800,000	6,291,712
ONEOK, Inc.,
4.250%, 02/01/2022	6,150,000	6,027,000
Oracle Corp.:
3.400%, 07/08/2024	8,850,000	9,452,880
3.900%, 05/15/2035	7,425,000	7,676,262
Owens Corning:
4.200%, 12/01/2024	10,000,000	10,609,030
3.400%, 08/15/2026	5,000,000	5,023,195
Packaging Corp. of America,
4.500%, 11/01/2023	4,700,000	5,159,340
Pactiv LLC,
7.950%, 12/15/2025	1,338,000	1,458,420
Pentair Finance SA:
2.900%, 09/15/2018 f	4,500,000	4,563,018
2.650%, 12/01/2019 f	5,000,000	5,026,115
3.625%, 09/15/2020 f	16,000,000	16,571,232
PepsiCo, Inc.,
4.250%, 10/22/2044	2,850,000	3,252,631
Pernod Ricard SA,
4.250%, 07/15/2022 (Acquired 06/09/2016 through 09/08/2016, Cost $21,923,106) * f	20,100,000	21,984,958
Petrofac Ltd.,
3.400%, 10/10/2018 (Acquired 10/03/2013 through 04/17/2015, Cost $31,208,931) * f	31,200,000	31,379,774
Pfizer, Inc.,
5.800%, 08/12/2023	7,938,000	9,771,091
Phillips 66:
4.300%, 04/01/2022	6,168,000	6,780,106
4.650%, 11/15/2034	13,000,000	14,068,470
5.875%, 05/01/2042	5,000,000	6,274,180
4.875%, 11/15/2044	15,000,000	16,663,335
Phillips 66 Partners LP,
4.680%, 02/15/2045	2,000,000	1,894,936
Pioneer Natural Resources Co.,
6.875%, 05/01/2018	14,075,000	15,120,069
Plum Creek Timberlands LP:
4.700%, 03/15/2021	1,200,000	1,303,560
3.250%, 03/15/2023	8,375,000	8,442,151
POSCO,
4.250%, 10/28/2020 (Acquired 10/21/2010, Cost $2,165,365) * f	2,175,000	2,356,067
Qwest Capital Funding, Inc.,
7.625%, 08/03/2021	200,000	206,000
Reliance Holding USA, Inc.:
4.500%, 10/19/2020 (Acquired 10/14/2010 through 10/18/2010, Cost $1,988,700) *	2,000,000	2,161,592
5.400%, 02/14/2022 (Acquired 02/09/2012 through 02/23/2012, Cost $3,510,313) *	3,500,000	3,943,152

Republic Services, Inc.:
5.500%, 09/15/2019	13,000,000	14,410,253
3.550%, 06/01/2022	4,000,000	4,298,156
4.750%, 05/15/2023	13,459,000	15,247,338
2.900%, 07/01/2026	20,000,000	20,277,100
Rio Tinto Finance (USA) Ltd.,
9.000%, 05/01/2019 f	11,000,000	12,995,444
Rockies Express Pipeline LLC:
6.850%, 07/15/2018 (Acquired 12/21/2011, Cost $2,012,864) *	2,000,000	2,105,000
5.625%, 04/15/2020 (Acquired 12/10/2010 through 12/29/2011, Cost $2,698,724) *	2,695,000	2,843,225
SABMiller Holdings, Inc.,
1.447%, 08/01/2018 (Acquired 10/16/2014, Cost $15,039,590) ∞ *	15,000,000	15,004,590
Samarco Mineracao SA:
5.750%, 10/24/2023 (Acquired 10/21/2013 through 12/09/2014, Cost $5,335,162) * f	5,475,000	1,888,875
5.375%, 09/26/2024 (Acquired 09/23/2014 through 12/09/2014, Cost $4,875,212) * f	5,125,000	1,768,125
Schlumberger Holdings Corp.,
3.000%, 12/21/2020 (Acquired 12/10/2015, Cost $10,975,140) *	11,000,000	11,470,074
Schneider Electric SE,
2.950%, 09/27/2022 (Acquired 09/20/2012, Cost $4,986,700) * f	5,000,000	5,181,930
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023 f	32,600,000	32,757,882
SK Telecom Co. Ltd.,
6.625%, 07/20/2027 (Acquired 07/13/2007 through 04/30/2013, Cost $990,172) * f	960,000	1,303,594
Solvay Finance America LLC:
3.400%, 12/03/2020 (Acquired 11/30/2015 through 01/14/2016, Cost $39,204,516) *	39,226,000	41,053,147
4.450%, 12/03/2025 (Acquired 05/04/2016 through 08/03/2016, Cost $14,623,994) *	13,923,000	15,177,240
Sonoco Products Co.,
4.375%, 11/01/2021	1,000,000	1,068,444
Spectra Energy Partners LP,
3.500%, 03/15/2025	15,000,000	15,174,315
Sprint Capital Corp.:
6.900%, 05/01/2019	675,000	696,094
8.750%, 03/15/2032	325,000	331,500
Sprint Communications, Inc.,
6.000%, 12/01/2016	200,000	201,000
Sunoco Logistics Partners Operations LP:
3.450%, 01/15/2023	2,000,000	1,999,150
6.100%, 02/15/2042	1,000,000	1,083,193
Sunoco, Inc.,
5.750%, 01/15/2017	701,000	709,275
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
4.125%, 11/15/2019	7,000,000	7,098,000
TC PipeLines LP,
4.375%, 03/13/2025	18,255,000	18,592,699
Telecom Italia Capital SA:
7.175%, 06/18/2019 f	500,000	560,915
7.200%, 07/18/2036 f	3,050,000	3,248,250
Telecom Italia SpA/Milano,
5.303%, 05/30/2024 (Acquired 05/22/2014 through 09/23/2015, Cost $21,659,613) * f	21,500,000	21,980,955
Telefonica Emisiones SAU:
6.221%, 07/03/2017 f	8,942,000	9,255,578
5.462%, 02/16/2021 f	2,402,000	2,727,606
4.570%, 04/27/2023 f	1,000,000	1,112,140
7.045%, 06/20/2036 f	4,925,000	6,460,605
TELUS Corp.,
2.800%, 02/16/2027 f	13,100,000	13,115,327
Tenet Healthcare Corp.,
6.750%, 06/15/2023	1,000,000	930,000
Teva Pharmaceutical Finance Netherlands III BV,
2.800%, 07/21/2023 f	14,275,000	14,311,630
The ADT Corp.,
3.500%, 07/15/2022	6,900,000	6,641,250
The Dow Chemical Co.:
8.550%, 05/15/2019	32,150,000	37,706,999
4.125%, 11/15/2021	835,000	913,660
The Timken Co.,
3.875%, 09/01/2024	18,500,000	18,644,281
The Williams Companies, Inc.:
7.875%, 09/01/2021	1,335,000	1,545,262
3.700%, 01/15/2023	3,000,000	2,910,000
Class A, 7.500%, 01/15/2031	120,000	136,800
7.750%, 06/15/2031	3,500,000	3,998,750
5.750%, 06/24/2044	2,500,000	2,575,000
Thermo Fisher Scientific, Inc.:
3.300%, 02/15/2022	7,000,000	7,335,531
2.950%, 09/19/2026	15,525,000	15,407,352
Time Warner Cable LLC:
6.750%, 07/01/2018	11,000,000	11,952,171
8.750%, 02/14/2019	1,132,000	1,305,489
8.250%, 04/01/2019	35,000	40,301
Time Warner Co., Inc.,
7.250%, 10/15/2017	2,300,000	2,436,390
Time Warner, Inc.:
7.625%, 04/15/2031	13,375,000	18,962,741
7.700%, 05/01/2032	16,308,000	23,188,100
4.850%, 07/15/2045	12,000,000	13,414,320

Transcontinental Gas Pipe Line Co. LLC,
4.450%, 08/01/2042	2,600,000	2,501,218
Transocean, Inc.:
6.500%, 11/15/2020 f	9,500,000	9,286,250
8.125%, 12/15/2021 ∞ f	5,500,000	5,252,500
5.050%, 10/15/2022 f	5,000,000	3,918,750
TSMC Global Ltd.,
1.625%, 04/03/2018 (Acquired 03/27/2013 through 03/14/2016, Cost $37,100,544) * f	37,405,000	37,463,202
TTX Co.,
3.900%, 02/01/2045 (Acquired 01/26/2015, Cost $25,121,134) *	25,325,000	25,179,989
Tyco Electronics Group SA:
6.550%, 10/01/2017 f	5,243,000	5,508,694
7.125%, 10/01/2037 f	500,000	708,519
Tyco International Finance SA,
3.900%, 02/14/2026 f	10,000,000	10,900,850
Ultramar Diamond Shamrock Corp.,
7.200%, 10/15/2017	7,100,000	7,549,494
Union Pacific Corp.,
3.375%, 02/01/2035	6,000,000	6,120,486
US Airways Pass Through Trust,
Class 981B, 7.350%, 01/30/2018 §	177,936	186,832
Vale Overseas Ltd.:
5.875%, 06/10/2021 f	18,000,000	18,846,000
4.375%, 01/11/2022 f	2,700,000	2,669,625
6.250%, 08/10/2026 f	11,000,000	11,491,700
8.250%, 01/17/2034 f	425,000	459,000
6.875%, 11/10/2039 f	13,425,000	12,988,687
Valeant Pharmaceuticals International, Inc.,
5.875%, 05/15/2023 (Acquired 05/12/2015, Cost $5,085,756) * f	5,000,000	4,312,500
Valero Energy Corp.:
9.375%, 03/15/2019	19,606,000	23,080,673
3.400%, 09/15/2026	17,500,000	17,383,398
6.625%, 06/15/2037	5,000,000	5,858,580
Verisk Analytics, Inc.,
4.000%, 06/15/2025	10,000,000	10,618,420
Verizon Communications, Inc.:
6.400%, 09/15/2033	30,175,000	39,096,148
4.272%, 01/15/2036	19,649,000	20,472,392
Viacom, Inc.,
2.750%, 12/15/2019	10,000,000	10,157,650
Visa, Inc.,
4.300%, 12/14/2045	9,075,000	10,487,742
Viterra, Inc.,
5.950%, 08/01/2020 (Acquired 03/18/2015, Cost $7,566,142) * f	7,000,000	7,455,000
Vodafone Group PLC:
1.250%, 09/26/2017 f	15,000,000	14,962,950
6.150%, 02/27/2037 f	3,000,000	3,632,397
Vulcan Materials Co.:
7.000%, 06/15/2018	2,435,000	2,623,712
7.500%, 06/15/2021	16,763,000	20,325,138
4.500%, 04/01/2025	3,000,000	3,240,000
7.150%, 11/30/2037	500,000	610,000
Walgreen Co.,
5.250%, 01/15/2019	2,482,000	2,681,014
Walgreens Boots Alliance, Inc.:
3.300%, 11/18/2021	8,060,000	8,523,297
3.100%, 06/01/2023	10,000,000	10,314,470
3.800%, 11/18/2024	10,000,000	10,734,320
3.450%, 06/01/2026	7,000,000	7,266,826
Waste Management, Inc.,
3.900%, 03/01/2035	5,000,000	5,331,215
Weatherford International Ltd.,
4.500%, 04/15/2022 f	5,020,000	4,241,900
Western Gas Partners LP,
5.375%, 06/01/2021	18,000,000	19,597,932
WestRock MWV LLC:
7.375%, 09/01/2019	6,650,000	7,628,221
9.750%, 06/15/2020	1,060,000	1,326,781
8.200%, 01/15/2030	3,012,000	4,107,034
Weyerhaeuser Co.,
7.375%, 10/01/2019	11,865,000	13,640,550
Williams Partners LP:
5.250%, 03/15/2020	2,000,000	2,165,160
6.300%, 04/15/2040	1,590,000	1,748,019
Williams Partners LP / ACMP Finance Corp.,
6.125%, 07/15/2022	300,000	311,471
Woodside Finance Ltd.,
3.650%, 03/05/2025 (Acquired 02/26/2015, Cost $14,991,300) * f	15,000,000	15,124,965
WPX Energy, Inc.,
6.000%, 01/15/2022	4,000,000	3,992,500
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.,
4.250%, 05/30/2023 (Acquired 05/15/2013, Cost $4,000,000) *	4,000,000	3,840,000
Xerox Corp.,
6.750%, 02/01/2017	10,517,000	10,682,674
Yara International ASA:
7.875%, 06/11/2019 (Acquired 12/03/2012 through 10/31/2013, Cost $6,639,485) * f	5,880,000	6,729,107
3.800%, 06/06/2026 (Acquired 06/01/2016 through 07/13/2016, Cost $20,431,761) * f	20,000,000	20,642,300

Zoetis, Inc.:
3.450%, 11/13/2020	11,885,000	12,423,616
3.250%, 02/01/2023	24,076,000	24,810,752
4.500%, 11/13/2025	16,000,000	17,936,544
		3,250,536,265	25.8%
Total Corporate Bonds		6,311,488,817	50.1%

Other Government Related Securities
Centrais Eletricas Brasileiras SA:
6.875%, 07/30/2019 (Acquired 12/06/2012, Cost $3,234,249) * f	3,000,000	3,157,530
5.750%, 10/27/2021 (Acquired 10/20/2011, Cost $4,000,000) * f	4,000,000	3,930,000
CNOOC Curtis Funding No. 1 Pty Ltd.,
4.500%, 10/03/2023 (Acquired 02/26/2014, Cost $5,032,532) * f	5,000,000	5,543,795
CNOOC Finance (2013) Ltd.,
3.000%, 05/09/2023 f	2,415,000	2,443,403
CNOOC Finance (2015) USA LLC,
3.500%, 05/05/2025	21,075,000	21,686,681
CNOOC Nexen Finance (2014) ULC,
4.250%, 04/30/2024 f	4,450,000	4,811,869
CNPC General Capital Ltd.,
2.750%, 05/14/2019 (Acquired 05/07/2014, Cost $1,983,740) * f	2,000,000	2,044,922
Comision Federal de Electricidad,
5.750%, 02/14/2042 (Acquired 02/08/2012, Cost $5,116,800) * f	5,200,000	5,382,000
Corp Andina de Fomento,
4.375%, 06/15/2022 f	3,956,000	4,388,193
Electricite de France SA,
4.750%, 10/13/2035 (Acquired 10/07/2015, Cost $9,790,200) * f	10,000,000	10,925,630
Export-Import Bank of Korea:
2.250%, 01/21/2020 f	14,000,000	14,261,996
4.000%, 01/29/2021 f	2,400,000	2,619,454
Korea Electric Power Corp.,
6.750%, 08/01/2027 f	490,000	626,974
Korea Expressway Corp.,
1.625%, 04/28/2017 (Acquired 04/22/2014 through 02/12/2015, Cost $2,942,070) * f	2,950,000	2,951,614
Korea National Oil Corp.,
3.125%, 04/03/2017 (Acquired 02/18/2015, Cost $8,154,643) * f	8,100,000	8,173,200
Nexen Energy ULC,
7.500%, 07/30/2039 f	6,175,000	9,192,469
Petrobras Global Finance BV:
3.000%, 01/15/2019 f	3,000,000	2,940,000
7.875%, 03/15/2019 f	5,000,000	5,412,500
5.375%, 01/27/2021 f	3,200,000	3,164,800
Petroleos Mexicanos:
4.875%, 01/24/2022 f	6,500,000	6,630,000
4.250%, 01/15/2025 f	15,000,000	14,473,500
4.500%, 01/23/2026 f	4,500,000	4,364,100
6.500%, 06/02/2041 f	4,000,000	3,890,000
PTT PCL,
3.375%, 10/25/2022 (Acquired 10/19/2012, Cost $4,958,500) * f	5,000,000	5,263,895
Sinopec Group Overseas Development [2014] Ltd.,
4.375%, 04/10/2024 (Acquired 04/02/2014, Cost $1,496,505) * f	1,500,000	1,659,612
Sinopec Group Overseas Development [2015] Ltd.:
2.500%, 04/28/2020 (Acquired 04/21/2015, Cost $19,915,200) * f	20,000,000	20,351,680
3.250%, 04/28/2025 (Acquired 04/21/2015, Cost $19,804,400) * f	20,000,000	20,487,500
Sinopec Group Overseas Development [2016] Ltd.:
1.750%, 09/29/2019 (Acquired 09/22/2016, Cost $7,968,880) * f	8,000,000	7,956,824
3.500%, 05/03/2026 (Acquired 04/25/2016, Cost $9,916,600) * f	10,000,000	10,444,180
State Bank of India/London,
4.125%, 08/01/2017 (Acquired 07/25/2012, Cost $6,939,800) * f	7,000,000	7,133,812
The Korea Development Bank:
2.250%, 05/18/2020 f	7,200,000	7,373,390
3.000%, 09/14/2022 f	4,400,000	4,674,186
		228,359,709	1.8%
Taxable Municipal Bonds
Bellevue Union School District,
5.000%, 08/01/2028	625,000	706,256
California Housing Finance Agency,
2.794%, 08/01/2036 (Callable 08/01/2025)	20,550,000	20,610,211
California Qualified School Bond Joint Powers Authority:
6.739%, 09/01/2026	2,415,000	2,889,234
7.155%, 03/01/2027	1,700,000	2,066,996
California School Finance Authority,
5.041%, 07/01/2020	1,500,000	1,645,545
Camden County Improvement Authority,
7.747%, 07/01/2034 (Callable 07/01/2020)	1,100,000	1,300,387
Central Valley Support Joint Powers Agency,
5.676%, 09/01/2024	1,500,000	1,726,050
City of Vernon CA Electric System Revenue,
4.500%, 08/01/2022	7,000,000	7,717,080
City of Weyauwega WI Sewerage System Revenue,
3.150%, 05/01/2017 (Callable 10/31/2016)	5,700,000	5,700,285
City of Williston ND,
3.100%, 07/15/2025 (Callable 10/21/2016)	8,640,000	8,643,197
Colorado Housing & Finance Authority:
1.000%, 10/01/2033 (Callable 10/01/2016) ∞	25,240,000	25,240,000
1.000%, 10/01/2033 (Callable 10/01/2016) ∞	6,320,000	6,320,000
Colton Joint Unified School District,
6.008%, 08/01/2026	1,250,000	1,524,987

County of Contra Costa CA,
5.140%, 06/01/2017	1,300,000	1,325,545
Elgin Local School District,
5.499%, 08/31/2027 (Callable 12/01/2019)	1,000,000	1,060,620
Government Development Bank for Puerto Rico,
4.704%, 05/01/2016 §	875,000	205,625
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 10/31/2016)	2,205,000	2,228,792
New Hampshire Housing Finance Authority:
3.100%, 07/01/2021	1,670,000	1,729,435
3.750%, 07/01/2034 (Callable 07/01/2023)	5,460,000	5,607,256
New Jersey Economic Development Authority:
1.802%, 06/15/2017	15,000,000	15,072,300
3.375%, 06/15/2017	13,000,000	13,102,310
North Carolina Housing Finance Agency:
2.870%, 07/01/2032 (Callable 01/01/2024)	5,140,000	5,188,213
2.812%, 07/01/2035 (Callable 01/01/2024)	6,910,000	6,961,825
North East Independent School District/TX,
5.240%, 08/01/2027	3,000,000	3,711,720
Port of Oakland,
5.000%, 11/01/2020 (Callable 11/01/2017)	2,900,000	3,020,524
Rhode Island Housing & Mortgage Finance Corp./RI,
2.913%, 10/01/2039 (Callable 10/01/2023)	2,860,000	2,903,844
San Dieguito Public Facilities Authority,
6.459%, 05/01/2027	1,825,000	2,343,939
State of Illinois,
5.163%, 02/01/2018	3,000,000	3,086,880
State Public School Building Authority,
5.000%, 09/15/2027	1,998,000	2,181,257
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 12/01/2020)	1,350,000	1,444,500
Town of Davie FL Water & Sewer Revenue,
6.599%, 10/01/2030 (Callable 10/01/2020)	1,000,000	1,160,880
West Allis West Milwaukee School District,
4.000%, 04/01/2020 (Callable 04/01/2018)	15,000,000	15,157,800
West Contra Costa Unified School District,
6.250%, 08/01/2030	4,320,000	5,639,803
Westlake City School District,
5.227%, 12/01/2026 (Callable 12/01/2020)	1,160,000	1,209,834
		180,433,130	1.4%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1989-94, Class G, 7.500%, 12/25/2019	2,553	2,700
Series 1990-15, Class J, 7.000%, 02/25/2020	5,372	5,561
Series 1991-21, Class J, 7.000%, 03/25/2021	1,759	1,870
Series 1991-43, Class J, 7.000%, 05/25/2021	29,357	31,740
Series 1991-65, Class Z, 6.500%, 06/25/2021	24,049	25,351
Series 1992-129, Class L, 6.000%, 07/25/2022	63,308	68,076
Series 1993-32, Class H, 6.000%, 03/25/2023	16,087	17,307
Series 1993-58, Class H, 5.500%, 04/25/2023	74,648	80,318
Series 2004-90, Class LH, 5.000%, 04/25/2034	1,297,308	1,342,591
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	19,970	20,011
Federal Gold Loan Mortgage Corp. (FGLMC):
5.000%, 12/01/2020	32,570	34,251
5.000%, 05/01/2021	60,073	63,183
6.000%, 06/01/2021	13,078	14,112
3.000%, 05/01/2027	8,329,065	8,752,664
6.500%, 12/01/2028	23,551	27,286
6.500%, 06/01/2029	10,243	11,812
3.000%, 10/01/2030	52,267,236	55,145,123
3.500%, 05/01/2032	38,892,035	41,503,308
5.000%, 03/01/2036	6,042,734	6,751,179
5.500%, 04/01/2037	198,053	224,559
5.500%, 04/01/2038	103,861	117,502
5.500%, 05/01/2038	213,771	241,722
5.500%, 01/01/2039	29,921,229	34,111,551
4.500%, 11/01/2039	3,784,077	4,159,560
4.500%, 11/01/2039	1,147,964	1,259,302
4.500%, 08/01/2040	3,679,505	4,034,992
4.500%, 08/01/2040	5,426,891	5,953,756
3.500%, 06/01/2042	9,319,743	9,862,842
3.500%, 07/01/2042	33,522,192	35,477,290
3.000%, 08/01/2042	28,434,756	29,616,411
3.500%, 09/01/2042	21,240,093	22,496,056
3.000%, 11/01/2042	69,356,829	72,718,570
3.000%, 01/01/2043	53,853,132	56,078,957
3.000%, 02/01/2043	9,202,717	9,582,872
3.500%, 02/01/2043	19,685,579	21,023,526
3.000%, 03/01/2043	9,743,775	10,179,254
3.000%, 04/01/2043	17,546,807	18,269,399
3.000%, 04/01/2043	17,200,330	18,028,374
3.000%, 06/01/2043	15,430,319	16,062,611
3.000%, 08/01/2043	33,295,899	34,655,020
3.500%, 08/01/2044	40,264,853	42,473,664
4.000%, 09/01/2044	24,077,544	25,824,756
4.000%, 10/01/2044	32,716,285	35,406,365
4.000%, 02/01/2045	25,914,583	27,795,101
3.500%, 06/01/2045	38,286,211	40,880,033
3.500%, 01/01/2046	72,409,656	77,083,960
3.500%, 08/01/2046	55,712,778	59,477,526

Federal Home Loan Mortgage Corp. (FHLMC):
Series 1053, Class G, 7.000%, 03/15/2021	1,989	2,201
Series 136, Class E, 6.000%, 04/15/2021	3,881	4,066
Series 1122, Class G, 7.000%, 08/15/2021	5,478	5,852
Series 1186, Class I, 7.000%, 12/15/2021	10,102	11,133
Federal National Mortgage Association (FNMA):
5.000%, 11/01/2021	181,587	187,682
3.000%, 04/01/2027	15,333,250	16,115,423
3.500%, 07/01/2027	58,513,893	62,393,772
2.500%, 12/01/2027	22,979,293	23,823,433
5.000%, 05/01/2028	65,330	72,522
3.500%, 07/01/2028	44,178,787	46,591,019
6.500%, 09/01/2028	17,556	20,222
6.500%, 02/01/2029	38,181	44,363
4.500%, 07/01/2030	7,169,717	7,868,547
3.000%, 08/01/2030	41,946,854	44,236,187
4.000%, 11/01/2031	30,077,977	32,586,649
5.500%, 01/01/2032	14,998	17,045
5.000%, 09/01/2033	21,865,726	24,390,045
4.500%, 10/01/2033	39,506,437	43,466,351
4.000%, 01/01/2034	20,447,555	22,153,710
5.500%, 04/01/2034	1,174,431	1,335,463
4.000%, 09/01/2034	29,707,172	32,211,683
5.500%, 09/01/2034	36,667	41,728
5.000%, 02/01/2035	25,536,162	28,439,611
5.000%, 02/01/2035	29,588,677	33,004,287
5.500%, 02/01/2035	17,906	20,364
5.000%, 04/01/2035	2,113,815	2,362,984
5.000%, 07/01/2035	6,117,792	6,865,514
5.000%, 02/01/2036	3,837,058	4,270,245
5.000%, 03/01/2036	1,723,497	1,917,517
5.500%, 04/01/2036	5,843,461	6,627,859
6.000%, 05/01/2038	9,818,095	11,264,848
4.000%, 06/01/2039	17,446,257	18,878,883
4.500%, 01/01/2040	12,817,289	14,047,403
5.000%, 06/01/2040	23,318,079	25,927,649
4.000%, 08/01/2040	1,634,532	1,755,985
4.500%, 08/01/2040	7,965,654	8,739,682
4.500%, 08/01/2040	21,022,741	23,063,639
4.000%, 10/01/2040	3,089,057	3,325,178
4.000%, 12/01/2040	5,233,462	5,743,997
3.500%, 01/01/2041	2,903,927	3,076,619
4.000%, 01/01/2041	6,448,831	6,945,701
3.500%, 02/01/2041	3,255,891	3,449,324
3.500%, 03/01/2041	24,510,527	25,966,344
4.500%, 07/01/2041	9,995,349	10,961,605
3.500%, 09/01/2041	50,748,534	53,765,566
4.000%, 09/01/2041	5,383,168	5,799,181
3.500%, 11/01/2041	27,804,182	29,451,432
3.500%, 12/01/2041	4,717,044	4,995,548
4.000%, 12/01/2041	23,324,258	25,130,652
4.000%, 01/01/2042	43,919,570	47,183,088
4.500%, 01/01/2042	18,119,063	19,913,416
3.000%, 05/01/2042	4,772,417	4,972,153
3.500%, 05/01/2042	27,735,102	29,374,029
3.500%, 06/01/2042	10,525,100	11,139,699
3.500%, 08/01/2042	16,042,531	17,010,545
3.500%, 09/01/2042	26,906,763	28,480,171
3.000%, 03/01/2043	9,000,498	9,376,299
3.000%, 05/01/2043	37,822,140	39,395,311
3.500%, 05/01/2043	23,634,429	25,248,254
3.000%, 06/01/2043	39,347,180	40,984,708
3.000%, 07/01/2043	23,720,924	24,708,655
3.000%, 08/01/2043	11,256,768	11,724,924
4.500%, 09/01/2043	12,753,156	14,010,978
4.000%, 01/01/2045	26,601,628	28,783,953
4.000%, 02/01/2045	35,195,795	38,144,182
4.000%, 03/01/2045	17,207,886	18,651,520
FHLMC Multifamily Structured Pass Through Certificates,
Series 2804, Class VC, 5.000%, 07/15/2021	110,726	114,003
Government National Mortgage Association (GNMA):
6.000%, 12/20/2028	27,240	31,402
6.500%, 01/20/2029	13,474	15,902
6.000%, 11/20/2033	19,762	23,315
5.000%, 07/20/2040	1,107,781	1,230,203
3.500%, 10/20/2041	17,994,729	19,165,396
4.000%, 06/20/2042	20,847,713	22,404,530
3.500%, 09/20/2042	12,980,896	13,824,228
3.000%, 04/20/2045	27,850,806	29,214,633
3.500%, 04/20/2045	43,883,884	46,619,851
4.000%, 05/20/2045	35,109,197	37,782,888
3.500%, 06/20/2045	39,802,181	42,291,448
4.500%, 01/20/2046	39,675,259	42,915,415
3.000%, 06/20/2046	19,722,146	20,687,920
		2,235,793,706	17.8%

Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2005-3CB, Class 2A1, 5.000%, 03/25/2020	1,249,641	1,245,668
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020	327,038	325,437
Series 2005-85CB, Class 3A1, 5.250%, 02/25/2021 (Acquired 06/29/2015, Cost $14,459) *	14,701	14,235
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021	419,476	406,084
Series 2006-J5, Class 3A1, 4.707%, 07/25/2021 ∞	20,678	19,575
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022	314,787	317,437
Series 2004-18CB, Class 1A1, 6.000%, 09/25/2034	8,504,081	8,788,984
Series 2005-11CB, Class 2A6, 5.500%, 06/25/2035 §	9,590,224	9,227,298
Series 2005-29CB, Class A1, 5.500%, 07/25/2035	4,621,417	4,355,304
Series 2005-49CB, Class A5, 5.500%, 11/25/2035 §	4,397,737	3,978,159
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 §	615,620	598,613
Series 2005-85CB, Class 2A2, 5.500%, 02/25/2036 §	5,374,450	4,873,970
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 §	717,908	581,439
Banc of America Alternative Loan Trust:
Series 2003-11, Class 4A1, 4.750%, 01/25/2019	8,712	8,743
Series 2004-1, Class 5A2, 5.500%, 02/25/2019	376,608	382,330
Series 2004-2, Class 5A1, 5.500%, 03/25/2019	103,127	103,564
Series 2004-6, Class 4A1, 5.000%, 07/25/2019	3,112,832	3,157,593
Series 2004-8, Class 3A1, 5.500%, 09/25/2019 §	580,913	569,310
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	5,000	5,066
Series 2005-2, Class 4A1, 5.500%, 03/25/2020	457,374	465,912
Series 2005-4, Class 3A1, 5.500%, 05/25/2020	338,326	336,030
Series 2005-8, Class 5A1, 5.500%, 09/25/2020 §	95,070	92,650
Series 2007-1, Class 1A1, 5.827%, 04/25/2022 ∞	443,472	428,486
Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	3,576,736	3,646,697
Series 2003-11, Class 1A1, 6.000%, 01/25/2034	4,957,303	5,076,082
Series 2004-2, Class 1A1, 6.000%, 03/25/2034	3,080,596	3,227,019
Series 2004-5, Class 1A1, 6.000%, 06/25/2034	11,504,937	11,981,548
Series 2004-6, Class 1A1, 6.000%, 07/25/2034	11,029,396	11,498,856
Series 2004-10, Class 1CB1, 6.000%, 11/25/2034	19,099,811	20,048,967
Series 2004-11, Class 1CB1, 6.000%, 12/25/2034	17,978,644	18,970,339
Series 2005-2, Class 1CB2, 5.500%, 03/25/2035 §	1,293,983	1,181,708
Series 2005-9, Class 1CB3, 5.500%, 10/25/2035 §	27,076	26,476
Series 2005-9, Class 2CB1, 6.000%, 10/25/2035 §	10,044,122	9,600,454
Series 2006-4, Class 3CB4, 6.000%, 05/25/2046 §	45,111	37,431
Series 2006-5, Class CB7, 6.000%, 06/25/2046 §	377,772	334,334
Banc of America Funding Trust:
Series 2005-C, Class A1, 0.772%, 05/20/2035 ∞	13,398,294	12,423,417
Series 2007-C, Class 1A3, 2.990%, 05/20/2036 ∞ §	5,161,378	4,627,862
Series 2007-C, Class 7A5, 0.832%, 05/20/2047 ∞	5,336,755	4,385,215
Bear Stearns ARM Trust,
Series 2005-9, Class A1, 2.830%, 10/25/2035 ∞	1,653,741	1,591,778
Chase Mortgage Finance Trust:
Series 2005-A2, Class 1A5, 2.703%, 01/25/2036 ∞ §	1,585,898	1,477,308
Series 2006-A1, Class 2A3, 3.052%, 09/25/2036 ∞ §	1,224,625	1,091,875
Series 2007-A1, Class 3A1, 2.929%, 02/25/2037 ∞	6,551,248	6,481,771
Series 2007-A1, Class 2A3, 3.093%, 02/25/2037 ∞	3,481,459	3,477,273
CHL Mortgage Pass-Through Trust,
Series 2005-6, Class 2A1, 5.500%, 04/25/2035	808,464	787,454
Citicorp Mortgage Securities Trust:
Series 2006-3, Class 1A4, 6.000%, 06/25/2036	8,953,940	9,040,248
Series 2007-2, Class 1A3, 6.000%, 02/25/2037	1,849,720	1,768,054
Citigroup Mortgage Loan Trust, Inc.:
Series 2006-AR1, Class 1A1, 2.870%, 10/25/2035 ∞ §	26,813,822	26,573,579
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 §	490,165	489,507
Series 2005-9, Class 22A2, 6.000%, 11/25/2035 §	6,021,479	5,492,981
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-7, Class 3A1, 5.000%, 08/25/2020	289,162	277,118
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust:
Series 2005-1, Class 1A1, 1.025%, 02/25/2035 ∞	10,317,925	9,625,975
Series 2005-3, Class 4A5, 5.250%, 06/25/2035	3,560,980	3,592,838
First Horizon Alternative Mortgage Securities Trust:
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021	137,964	137,768
Series 2004-AA1, Class A1, 2.697%, 06/25/2034 ∞	8,025,248	7,821,942
Series 2005-AA2, Class 2A1, 2.760%, 04/25/2035 ∞	4,102,252	3,991,237
Series 2006-FA8, Class 2A1, 5.750%, 02/25/2037 §	475,287	420,025
GSAA Home Equity Trust:
Series 2004-6, Class A1, 1.325%, 06/25/2034 ∞	4,244,767	4,084,783
Series 2007-8, Class A3, 0.975%, 08/25/2037 ∞	11,555,606	10,670,141
GSR Mortgage Loan Trust:
Series 2004-15F, Class 5A1, 5.500%, 01/25/2020	644,387	635,105
Series 2005-3F, Class 2A4, 6.000%, 03/25/2035	4,351,930	4,553,970
Series 2005-AR2, Class 2A1, 3.078%, 04/25/2035 ∞	6,557,611	6,533,527
HomeBanc Mortgage Trust,
Series 2005-4, Class A1, 0.795%, 10/25/2035 ∞	12,485,546	11,490,961
J.P. Morgan Alternative Loan Trust:
Series 2005-S1, Class 3A1, 5.500%, 10/25/2020	1,185,331	1,173,490
Series 2006-A1, Class 2A1, 2.881%, 03/25/2036 ∞ §	129,385	109,072
Series 2006-S3, Class A3A, 6.000%, 08/25/2036 ∞ §	798,336	797,586
Series 2007-S1, Class A1, 0.805%, 04/25/2047 ∞	11,006,044	9,905,495
J.P. Morgan Mortgage Trust:
Series 2006-S3, Class 2A3, 5.000%, 08/25/2021	115,811	116,098
Series 2006-A2, Class 3A3, 2.797%, 04/25/2036 ∞ §	3,199,156	2,919,124
Series 2006-A2, Class 2A1, 2.911%, 04/25/2036 ∞ §	2,675,127	2,454,260
Series 2006-A7, Class 2A2, 2.932%, 01/25/2037 ∞ §	4,345,178	3,878,456
Series 2006-A7, Class 2A4R, 2.932%, 01/25/2037 ∞ §	4,437,264	3,947,965
Series 2007-A2, Class 2A3, 2.950%, 04/25/2037 ∞ §	8,387,086	7,407,484
Series 2007-A4, Class 2A3, 3.129%, 06/25/2037 ∞ §	9,653,678	8,868,915
Luminent Mortgage Trust,
Series 2005-1, Class A1, 0.785%, 11/25/2035 ∞	14,596,844	13,113,942

MASTR Alternative Loan Trust:
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	63,804	64,050
Series 2004-5, Class 4A1, 5.500%, 07/25/2019	172,060	175,407
Series 2005-3, Class 4A1, 5.500%, 03/25/2020	421,992	430,606
Series 2003-5, Class 6A1, 6.000%, 08/25/2033	48,505	50,847
Series 2004-2, Class 2A1, 6.000%, 02/25/2034	4,423,648	4,676,667
Series 2004-8, Class 2A1, 6.000%, 09/25/2034	3,467,182	3,584,187
Series 2005-6, Class 1A5, 5.500%, 12/25/2035 §	4,219,840	3,720,470
Merrill Lynch Mortgage Investors Trust:
Series 2004-F, Class A1B, 1.145%, 12/25/2029 ∞	12,791,097	12,215,290
Series 2005-A5, Class A3, 2.823%, 06/25/2035 ∞	4,757,936	4,642,556
MortgageIT Trust:
Series 2005-4, Class A1, 0.805%, 10/25/2035 ∞	9,452,494	8,633,976
Series 2005-5, Class A1, 0.785%, 12/25/2035 ∞	8,503,602	7,606,011
Nomura Asset Acceptance Corp. Alternative Loan Trust,
Series 2005-WF1, Class 2A3, 5.100%, 03/25/2035	12,275,288	12,624,694
RALI Series Trust:
Series 2004-QS3, Class CB, 5.000%, 03/25/2019	694,510	692,202
Series 2004-QS13, Class CB, 5.000%, 09/25/2019	689,048	692,225
Series 2004-QS5, Class A5, 4.750%, 04/25/2034	1,122	1,124
Series 2004-QS16, Class 1A1, 5.500%, 12/25/2034	539,469	539,118
Series 2005-QS2, Class A1, 5.500%, 02/25/2035	332,212	333,126
Series 2005-QS5, Class A1, 0.925%, 04/25/2035 ∞ §	3,712,591	2,820,422
Series 2005-QS9, Class A2, 1.025%, 06/25/2035 ∞ §	1,553,546	1,242,509
Series 2005-QS11, Class A2, 1.025%, 07/25/2035 ∞	6,418,296	5,266,865
Series 2005-QA7, Class A22, 3.419%, 07/25/2035 ∞	4,484,560	4,122,684
Structured Asset Securities Corp.,
Series 2003-31A, Class 2A7, 2.893%, 10/25/2033 ∞	2,627,283	2,641,243
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035 ∞	191,269	199,743
Towd Point Mortgage Trust:
Series 2015-3, Class A1A, 3.500%, 03/25/2054 (Acquired 06/21/2016, Cost $15,602,716) ∞ *	15,172,130	15,542,253
Series 2016-2, Class A1, 3.000%, 08/25/2055 (Acquired 05/20/2016, Cost $20,466,951) ∞ *	20,312,524	20,735,471
Series 2016-4, Class A1, 2.250%, 07/25/2056 (Acquired 09/27/2016, Cost $22,595,182) ∞ *	22,500,000	22,595,175
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	31,309	31,669
Series 2004-CB2, Class 5A, 5.000%, 07/25/2019	28,388	28,675
Series 2004-CB2, Class 7A, 5.500%, 08/25/2019	62,562	63,427
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	5,996	6,087
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	19,313	19,927
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	87,297	89,437
Series 2004-CB3, Class 1A, 6.000%, 10/25/2034	5,833,006	6,126,448
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034	6,076,807	6,576,687
Series 2005-3, Class 1CB3, 0.975%, 05/25/2035 ∞ §	8,931,070	6,653,517
Series 2005-6, Class 2A4, 5.500%, 08/25/2035 §	11,634,259	10,677,218
Series 2006-AR10, Class 1A1, 2.790%, 09/25/2036 ∞ §	1,685,237	1,521,434
Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A4, 6.000%, 03/25/2037 §	83,377	70,099
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR16, Class 4A2, 3.068%, 10/25/2035 ∞	4,211,990	4,176,839
Series 2005-16, Class A18, 6.000%, 01/25/2036 §	2,239,599	2,215,401
Series 2006-AR10, Class 5A5, 3.080%, 07/25/2036 ∞ §	11,020,778	10,815,105
Series 2006-AR14, Class 2A3, 3.027%, 10/25/2036 ∞ §	5,615,809	5,212,313
Series 2006-15, Class A1, 6.000%, 11/25/2036 §	8,006,905	7,988,448
Series 2007-4, Class A15, 6.000%, 04/25/2037 §	8,912,156	8,753,058
Series 2007-8, Class 2A8, 6.000%, 07/25/2037 §	8,380,563	8,356,018
		539,378,125	4.3%
Asset Backed Securities
ABFC Trust,
Series 2006-OPT1, Class A3C2, 0.675%, 09/25/2036 ∞	10,608,621	9,953,551
Accredited Mortgage Loan Trust:
Series 2005-4, Class A2D, 0.845%, 12/25/2035 ∞	12,761,973	12,352,496
Series 2007-1, Class A3, 0.655%, 02/25/2037 ∞	7,087,995	6,830,538
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-OP1, Class A2C, 0.675%, 04/25/2036 ∞	12,961,382	12,624,558
AMRESCO Residential Securities Corp. Mortgage Loan Trust,
Series 1998-2, Class A6, 6.405%, 12/25/2027	2,445	2,416
Asset Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE2, Class A1, 0.715%, 03/25/2036 ∞	28,716,715	26,557,801
Bayview Financial Acquisition Trust,
Series 2007-A, Class 1A2, 6.205%, 05/28/2037	528,643	548,167
Bayview Financial Mortgage Pass-Through Trust,
Series 2007-B, Class 1A2, 6.831%, 08/28/2047 ∞	139,022	119,452
Bear Stearns Asset Backed Securities I Trust:
Series 2006-HE8, Class 21A2, 0.695%, 10/25/2036 ∞	10,386,082	9,948,922
Series 2007-HE5, Class 1A2, 0.705%, 06/25/2047 ∞	11,640,047	11,314,990
Bear Stearns Asset Backed Securities Trust,
Series 2007-2, Class A2, 0.845%, 01/25/2047 ∞	10,589,086	10,240,349
Carrington Mortgage Loan Trust:
Series 2005-FRE1, Class A6, 0.905%, 12/25/2035 ∞	14,769,913	14,385,563
Series 2006-NC1, Class A3, 0.735%, 01/25/2036 ∞	5,607,022	5,476,378
Series 2006-OPT1, Class A3, 0.705%, 02/25/2036 ∞	7,295,318	7,153,098
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3, 6.150%, 06/15/2039	6,100,000	8,882,486
Citicorp Residential Mortgage Trust:
Series 2006-2, Class A4, 5.775%, 09/25/2036 ∞	5,361,940	5,499,031
Series 2006-3, Class A4, 5.703%, 11/25/2036 ∞	2,877,807	2,964,929
Series 2007-1, Class A6, 5.702%, 03/25/2037 ∞	189,001	195,959
Series 2007-2, Class A4, 5.432%, 06/25/2037 ∞	46,463,321	47,882,762
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH1, Class A3, 0.675%, 01/25/2037 ∞	2,374,715	2,356,510

Cityscape Home Equity Loan Trust,
Series 1997-C, Class A4, 7.000%, 07/25/2028 §	7,057	5,912
Conseco Financial Corp.:
Series 1993-4, Class A5, 7.050%, 01/15/2019	1,148	1,165
Series 1998-3, Class A5, 6.220%, 03/01/2030	261,773	274,735
Series 1998-4, Class A5, 6.180%, 04/01/2030	120,178	126,430
Countrywide Asset-Backed Certificates:
Series 2004-12, Class AF6, 4.634%, 03/25/2035 ∞	127,352	131,337
Series 2005-10, Class AF6, 4.541%, 02/25/2036 ∞	844,839	865,826
Series 2005-13, Class AF3, 4.812%, 04/25/2036 ∞	1,290,967	1,141,264
Series 2006-S9, Class A3, 5.728%, 08/25/2036 ∞	67,419	67,374
Series 2006-13, Class 3AV2, 0.674%, 01/25/2037 ∞	11,676,793	11,288,811
Series 2006-13, Class 1AF3, 4.596%, 01/25/2037 ∞ §	95,373	140,762
Series 2006-10, Class 1AF3, 4.766%, 09/25/2046 ∞ §	1,008,913	868,418
Series 2007-9, Class 2A3, 0.705%, 06/25/2047 ∞	24,903,554	23,647,571
Credit-Based Asset Servicing & Securitization LLC:
Series 2005-CB8, Class AF2, 4.012%, 12/25/2035 ∞	1,010,672	1,000,336
Series 2007-CB4, Class A1A, 0.614%, 04/25/2037 ∞	6,114,475	5,606,176
CWABS Asset-Backed Certificates Trust:
Series 2004-15, Class AF6, 4.613%, 04/25/2035 ∞	92,814	93,379
Series 2005-7, Class AF6, 4.693%, 10/25/2035 ∞	331,298	340,032
Series 2005-11, Class AF3, 4.731%, 02/25/2036 ∞	629,754	640,960
Series 2006-9, Class 1AF3, 4.763%, 10/25/2046 ∞ §	397,371	334,677
CWHEQ Home Equity Loan Trust,
Series 2007-S1, Class A6, 5.693%, 11/25/2036 ∞	24,159	23,866
Dell Equipment Finance Trust,
Series 2016-1, Class A3, 1.650%, 07/22/2021 (Acquired 07/12/2016, Cost $11,999,688) *	12,000,000	12,054,229
Discover Card Execution Note Trust,
Series 2016-A4, Class A4, 1.390%, 03/15/2022	30,675,000	30,718,172
Enterprise Fleet Financing LLC,
Series 2015-2, Class A2, 1.590%, 02/22/2021 (Acquired 07/22/2015 through 08/23/2016, Cost $12,141,830) *	12,141,742	12,169,711
First Franklin Mortgage Loan Trust:
Series 2006-FF3, Class A2B, 0.725%, 02/25/2036 ∞	15,873,847	15,372,023
Series 2006-FF4, Class A2, 0.714%, 03/25/2036 ∞	4,787,847	4,648,641
Series 2006-FF15, Class A5, 0.685%, 11/25/2036 ∞	10,076,072	9,080,628
Ford Credit Auto Owner Trust:
Series 2014-2, Class A, 2.310%, 04/15/2026 (Acquired 09/28/2016, Cost $16,615,941) *	16,215,000	16,577,895
Series 2016-1, Class A, 2.310%, 08/15/2027 (Acquired 02/23/2016 through 05/27/2016, Cost $37,665,688) *	37,625,000	38,493,754
Series 2016-2, Class A, 2.030%, 12/15/2027 (Acquired 06/20/2016, Cost $29,264,883) *	29,275,000	29,526,759
GE Capital Mortgage Services, Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	564	565
GSAMP Trust:
Series 2005-AHL2, Class A2C, 0.765%, 12/25/2035 ∞	7,819,614	7,396,064
Series 2006-HE7, Class A2D, 0.755%, 10/25/2046 ∞	1,330,000	1,216,173
Home Equity Asset Trust,
Series 2006-4, Class 2A3, 0.695%, 08/25/2036 ∞	325,154	322,408
HSI Asset Securitization Corp. Trust:
Series 2006-OPT4, Class 2A3, 0.685%, 03/25/2036 ∞	5,266,396	4,971,014
Series 2007-WF1, Class 2A3, 0.695%, 05/25/2037 ∞	16,323,261	15,701,292
J.P. Morgan Mortgage Acquisition Trust:
Series 2007-CH1, Class AV5, 0.764%, 11/25/2036 ∞	8,630,117	8,487,438
Series 2007-CH3, Class A3, 0.675%, 03/25/2037 ∞	7,703,554	7,659,531
Series 2007-CH5, Class A3, 0.635%, 05/25/2037 ∞	569,959	567,686
Leaf Receivables Funding 11 LLC,
Series 2016-1, Class A3, 2.050%, 06/15/2019 (Acquired 05/18/2016 through 08/05/2016, Cost $18,007,955) *	18,000,000	18,074,421
Long Beach Mortgage Loan Trust,
Series 2006-WL2, Class 2A3, 0.725%, 01/25/2036 ∞	1,523,114	1,477,568
MASTR Asset Backed Securities Trust,
Series 2006-NC1, Class A4, 0.825%, 01/25/2036 ∞	6,534,505	6,342,853
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE3, Class A2C, 0.685%, 04/25/2036 ∞	659,690	652,157
Morgan Stanley Capital I, Inc. Trust,
Series 2006-HE2, Class A1, 0.695%, 03/25/2036 ∞	11,853,336	11,077,454
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV2, 0.655%, 06/25/2037 ∞	8,248,704	8,187,668
Navistar Financial Dealer Note Master Owner Trust II,
Series 2015-1, Class A, 1.925%, 06/25/2020 (Acquired 07/22/2015 through 08/26/2015, Cost $32,067,008) ∞ *	32,070,000	32,026,401
New Century Home Equity Loan Trust,
Series 2005-C, Class A1, 0.755%, 12/25/2035 ∞	12,045,353	11,820,244
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	18,874	18,873
OneMain Financial Issuance Trust:
Series 2014-2A, Class A, 2.470%, 09/18/2024 (Acquired 02/05/2016 through 02/22/2016, Cost $9,565,522) *	9,595,858	9,617,191
Series 2015-2A, Class A, 2.570%, 07/18/2025 (Acquired 03/22/2016 through 09/20/2016, Cost $8,167,403) *	8,195,000	8,224,051
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-4, Class A3, 0.785%, 11/25/2035 ∞	186,475	185,880
RAMP Series Trust:
Series 2002-RS3, Class AI5, 5.572%, 06/25/2032 ∞	2,330,611	2,281,020
Series 2003-RS10, Class AI7, 4.850%, 11/25/2033 ∞.	7,645	7,674
Series 2006-NC2, Class A2, 0.715%, 02/25/2036 ∞	10,282,125	10,140,978
Series 2006-RS4, Class A3, 0.695%, 07/25/2036 ∞	4,621,523	4,578,582
RASC Series Trust:
Series 2003-KS5, Class AI6, 3.620%, 07/25/2033 ∞	19,819	19,386
Series 2003-KS9, Class AI6, 4.710%, 11/25/2033 § ∞	42,686	41,395
Series 2006-EMX2, Class A2, 0.725%, 02/25/2036 ∞	1,310,058	1,305,868
Series 2006-EMX2, Class A3, 0.825%, 02/25/2036 ∞	11,596,000	11,244,676
Series 2007-KS1, Class A3, 0.675%, 01/25/2037 ∞	3,653,383	3,397,986

Renaissance Home Equity Loan Trust:
Series 2005-1, Class AF6, 4.970%, 05/25/2035	60,236	61,586
Series 2005-2, Class AF6, 4.781%, 08/25/2035	3,258,024	3,333,244
Series 2005-3, Class AF3, 4.814%, 11/25/2035 ∞	1,127,789	1,135,377
Series 2006-2, Class AF3, 5.797%, 08/25/2036 ∞ §	16,142,516	10,007,535
Series 2006-3, Class AF2, 5.580%, 11/25/2036 ∞	10,711,720	6,080,641
Series 2007-1, Class AF2, 5.512%, 04/25/2037	477,513	237,652
Series 2007-1, Class AF3, 5.612%, 04/25/2037	286,508	145,177
Series 2007-2, Class AF2, 5.675%, 06/25/2037 ∞	1,459,083	704,477
Security National Mortgage Loan Trust,
Series 2005-1A, Class AF1, 4.670%, 02/25/2035 (Acquired 06/29/2015, Cost $1,009) ∞ *	1,010	1,007
Soundview Home Loan Trust:
Series 2005-OPT4, Class 2A3, 0.785%, 12/25/2035 ∞	6,832,166	6,744,295
Series 2006-OPT4, Class 2A3, 0.675%, 06/25/2036 ∞	5,127,739	4,764,596
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC4, Class A1A, 1.195%, 10/25/2035 ∞	3,212,055	3,149,186
Springleaf Funding Trust,
Series 2014-AA, Class A, 2.410%, 12/15/2022 (Acquired 06/11/2015 through 12/03/2015, Cost $18,288,214) *	18,256,528	18,279,864
TCF Auto Receivables Owner Trust:
Series 2015-1A, Class A3, 1.490%, 12/16/2019 (Acquired 06/03/2015 through 07/28/2016, Cost $18,275,867) *	18,275,000	18,303,085
Series 2014-1A, Class A4, 1.560%, 01/15/2020 (Acquired 01/26/2016, Cost $10,801,260) *	10,850,000	10,875,672
Series 2016-1A, Class A3, 1.710%, 04/15/2021 (Acquired 09/14/2016, Cost $38,993,592) *	39,000,000	38,997,333
		720,396,023	5.7%
Commercial Mortgage-Backed Securities
Non-U.S. Government Agency Issues
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class A3, 3.753%, 03/10/2047	5,000,000	5,466,857
COMM Mortgage Trust:
Series 2012-CR1, Class A3, 3.391%, 05/15/2045	25,842,000	27,632,181
Series 2013-CR9, Class A3, 4.022%, 07/10/2045 ∞	23,325,000	25,787,390
Series 2012-CR2, Class A4, 3.147%, 08/15/2045	30,063,000	31,932,368
Series 2014-CR18, Class A4, 3.550%, 07/15/2047	5,000,000	5,375,818
Series 2014-CR20, Class ASB, 3.305%, 11/10/2047	12,000,000	12,747,066
DBUBS Mortgage Trust,
Series 2011-LC3A, Class A4, 4.551%, 08/10/2044	2,275,000	2,511,010
GS Mortgage Securities Trust:
Series 2011-GC5, Class A4, 3.707%, 08/10/2044	17,924,873	19,412,996
Series 2012-GCJ9, Class A3, 2.773%, 11/10/2045	41,464,000	43,075,411
Series 2014-GC20, Class AAB, 3.655%, 04/10/2047	14,620,000	15,815,318
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
Series 2012-LC9, Class ASB, 2.437%, 12/15/2047	3,450,000	3,537,322
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class A4, 2.694%, 04/15/2046	10,150,000	10,446,489
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	22,075,000	23,042,426
Series 2013-C10, Class ASB, 2.702%, 12/15/2047	19,950,000	20,658,664
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C17, Class A3, 3.928%, 01/15/2047	23,700,000	26,154,929
Series 2014-C25, Class A5, 3.672%, 11/15/2047	34,585,000	37,604,229
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class A4, 3.176%, 08/15/2045	40,030,000	42,480,196
Series 2012-C6, Class A4, 2.858%, 11/15/2045 ∞	33,435,000	35,046,396
Series 2013-C10, Class A3, 4.104%, 07/15/2046 ∞	43,985,000	48,897,588
Series 2013-C11, Class A3, 3.960%, 08/15/2046	19,100,000	21,215,902
Series 2013-C12, Class A3, 3.973%, 10/15/2046	8,000,000	8,901,512
Series 2015-C25, Class ASB, 3.383%, 10/15/2048	16,332,000	17,463,772
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class A3, 3.986%, 07/15/2046	13,600,000	15,007,377
Series 2015-C26, Class ASB, 2.991%, 02/15/2048	15,049,000	15,758,097
Series 2016-C35, Class ASB, 2.788%, 07/15/2048	11,000,000	11,308,305
WFRBS Commercial Mortgage Trust:
Series 2013-C11, Class A5, 3.071%, 03/15/2045	12,000,000	12,600,134
Series 2012-C6, Class A4, 3.440%, 04/15/2045	19,016,000	20,382,760
Series 2013-C18, Class A4, 3.896%, 12/15/2046	21,950,000	24,148,747
Series 2014-C24, Class A5, 3.607%, 11/15/2047	20,000,000	21,544,382
Series 2014-C23, Class ASB, 3.636%, 10/15/2057	10,500,000	11,304,221
		617,259,863	4.9%
Total Long-Term Investments (Cost $11,912,866,064)		12,209,963,851	97.0%

SHORT-TERM INVESTMENT
Money Market Mutual Fund	Shares
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.31% «	463,173,972	463,173,972
Total Short-Term Investment (Cost $463,173,972)		463,173,972	3.7%
Total Investments (Cost $12,376,040,036)		12,673,137,823	100.7%
Liabilities in Excess of Other Assets		(82,085,395)	(0.7)%
TOTAL NET ASSETS		$12,591,052,428	100.0%

Notes to Schedule of Investments
∞	Variable or Floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities rates are as of September 30, 2016.
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or or may extend only to qualified institutional buyers.  At September 30, 2016, the value of these securities total $2,204,510,713, which represents 17.51% of total net assets.

f	Foreign Security
§	Security in Default
«	7-Day Yield

Baird Core Plus Bond Fund
Schedule of Investments, September 30, 2016 (Unaudited)
Summary of Fair Value Exposure at September 30, 2016 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$-	$1,376,854,478	$-	$1,376,854,478
Corporate Bonds	-	6,311,488,817	-	6,311,488,817
Other Government Related Securities	-	228,359,709	-	228,359,709
Taxable Municipal Bonds	-	180,433,130	-	180,433,130
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	2,235,793,706	-	2,235,793,706
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	539,378,125	-	539,378,125
Asset Backed Securities	-	720,396,023	-	720,396,023
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	617,259,863	-	617,259,863
Total Long-Term Investments	-	12,209,963,851	-	12,209,963,851

Short-Term Investment
Money Market Mutual Fund	463,173,972	-	-	463,173,972
Total Short-Term Investment	463,173,972	-	-	463,173,972

Total Investments	$463,173,972	$12,209,963,851	$-	$12,673,137,823

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2015	$14,727
Accrued discounts/premiums	-
Realized gain (loss)	(12,810)
Change in unrealized appreciation (depreciation)	8,379
Purchases	-
Sales	(10,296)
Transfers in and/or out of Level 3 *	-
Balance as of September 30, 2016	$-

* Transfers between levels are recognized at the end of the reporting period.

Baird Short-Term Municipal Bond Fund
Schedule of Investments
September 30, 2016 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
Municipal Bonds
Alabama
Jasper Water Works & Sewer Board, Inc.,
5.000%, 06/01/2024 (Callable 06/01/2021)	$100,000	$115,680
State of Alabama Docks Department,
5.000%, 10/01/2022 (Callable 10/31/2016)	25,000	25,074
		140,754	0.3%
Alaska
Alaska Housing Finance Corp.,
4.000%, 06/01/2040 (Callable 06/01/2021)	55,000	56,582	0.1%
Arizona
Arizona Health Facilities Authority,
4.625%, 07/01/2019	30,000	32,811
Arizona State University,
6.000%, 07/01/2026 (Pre-refunded to 07/01/2018)	250,000	272,035
Arizona Transportation Board:
5.000%, 07/01/2017	25,000	25,775
5.000%, 07/01/2025 (Pre-refunded to 07/01/2019)	250,000	277,378
BluePath 2016-1 TE Trust,
2.750%, 09/01/2026 (Callable 08/27/2021)	250,000	249,350
City of El Mirage AZ,
5.000%, 07/01/2026 (Callable 07/01/2020)	50,000	56,612
City of Winslow AZ Wastewater System Revenue,
2.000%, 07/01/2019 (Insured by AGM)	25,000	25,408
Festival Ranch Community Facilities District,
2.000%, 07/15/2018 (Insured by BAM)	25,000	25,302
Maricopa County Industrial Development Authority:
2.550%, 07/01/2021	175,000	175,931
2.625%, 07/01/2021	100,000	100,866
The Industrial Development Authority of the County of Pima:
3.500%, 12/01/2016	20,000	20,072
4.950%, 10/01/2020	245,000	273,876
Vistancia Community Facilities District,
5.000%, 07/15/2021 (Callable 07/15/2020)	150,000	171,228
		1,706,644	4.1%
Arkansas
City of Jacksonville AR Wastewater Revenue,
4.000%, 12/01/2025 (Callable 06/01/2021)	110,000	121,121
City of Little Rock AR,
2.000%, 03/01/2038 (Callable 03/01/2021)	150,000	151,278
City of Rogers AR,
2.125%, 11/01/2029 (Callable 11/01/2021)	80,000	80,018
City of Van Buren AR Water & Sewer Revenue,
2.000%, 12/01/2019 (Insured by AGM)(3)	150,000	153,360
Conway School District No. 1,
4.250%, 02/01/2039 (Callable 11/01/2016)	245,000	245,622
Pulaski County Public Facilities Board,
4.000%, 07/01/2017	50,000	50,952
University of Central Arkansas,
2.500%, 09/01/2017 (Insured by AGM)	40,000	40,539
		842,890	2.0%
California
California Health Facilities Financing Authority,
5.000%, 04/01/2020	65,000	71,310
California School Finance Authority:
3.000%, 08/01/2017	50,000	50,808
3.000%, 08/01/2017	100,000	101,616
California State Public Works Board,
5.000%, 12/01/2019 (Insured by AMBAC)	80,000	85,697
California Statewide Communities Development Authority,
6.000%, 01/01/2021 (ETM)	100,000	110,651
Central School District,
6.250%, 08/01/2040 (Callable 08/01/2021)	225,000	267,133
City of Redding CA,
1.208%, 07/01/2022 (ETM)(1)(2)	50,000	47,139

Commerce Community Development Commission Successor Agency,
0.000%, 08/01/2021 (ETM)	155,000	126,381
Corona-Norca Unified School District,
0.000%, 08/01/2026	20,000	20,691
Jurupa Public Financing Authority,
4.000%, 09/01/2018	25,000	26,222
La Quinta Financing Authority,
5.550%, 10/01/2018	55,000	57,344
Menlo Park City School District,
0.000%, 07/01/2025 (Callable 07/01/2018)	100,000	68,230
Northern California Gas Authority,
1.063%, 07/01/2019 (1)	100,000	98,865
Rocklin Unified School District Community Facilities District,
0.000%, 09/01/2022 (Insured by AMBAC)	50,000	43,454
San Diego Community Facilities District No. 3,
5.000%, 09/01/2018	25,000	26,843
San Diego Redevelopment Agency Successor Agency,
4.000%, 09/01/2018	50,000	53,000
Twin Rivers Unified School District,
3.200%, 06/01/2035 (Callable 11/01/2016)(Mandatory Tender Date 06/01/2020)(Insured by AGM)(1)	100,000	100,106
Washington Township Health Care District,
5.000%, 07/01/2017	50,000	51,276
Yuba Community College District,
0.000%, 08/01/2028 (Callable 08/01/2017)(Insured by AMBAC)	45,000	25,986
		1,432,752	3.4%
Colorado
Bromley Park Metropolitan District No. 2,
4.250%, 12/01/2022 (Callable 12/01/2017)	60,000	60,367
City of Golden CO,
4.375%, 12/01/2020 (Callable 12/01/2016)	25,000	25,138
Colorado Educational & Cultural Facilities Authority:
4.000%, 07/01/2018	120,000	126,039
3.000%, 12/15/2018	75,000	77,998
4.000%, 06/01/2020	100,000	108,747
4.000%, 10/01/2020	125,000	136,144
E-470 Public Highway Authority:
0.000%, 09/01/2020	125,000	118,325
2.590%, 09/01/2039 (Callable 03/01/2017)(Mandatory Tender Date 09/01/2017)(1)	75,000	75,227
Fossil Ridge Metropolitan District No. 3,
4.000%, 12/01/2020	50,000	54,238
Park 70 Metropolitan District:
5.000%, 12/01/2017	135,000	140,581
5.000%, 12/01/2018	160,000	171,654
Regional Transportation District,
5.000%, 06/01/2025 (Callable 06/01/2020)	100,000	112,024
VDW Metropolitan District No. 2,
1.250%, 12/01/2018 (Insured by AGM)	100,000	99,788
		1,306,270	3.1%
Connecticut
Bristol Housing Authority,
0.820%, 08/01/2018 (Mandatory Tender Date 08/01/2017)(1)	50,000	49,971
City of Hartford CT,
5.000%, 04/01/2020 (ETM)	100,000	113,571
Connecticut Housing Finance Authority,
4.000%, 11/15/2045 (Callable 05/15/2025)	195,000	210,380
Regional School District No. 8,
5.000%, 05/01/2019 (Callable 05/01/2017)	75,000	76,799
Town of Plymouth CT,
4.000%, 07/15/2019	25,000	26,274
		476,995	1.1%
District of Columbia
District of Columbia,
5.450%, 07/15/2035 (Pre-refunded to 07/15/2018)(Insured by AGM)	100,000	107,912
District of Columbia Housing Finance Agency,
3.500%, 06/15/2023	250,000	260,493
		368,405	0.9%
Florida
City of Cocoa FL Water & Sewer Revenue,
5.500%, 10/01/2016 (Insured by AMBAC)	15,000	15,000
City of Jacksonville FL,
5.000%, 11/01/2022	50,000	58,442
City of North Port FL,
4.000%, 07/01/2018 (Insured by BAM)	50,000	52,579

City of Port St Lucie FL Utility System Revenue:
5.000%, 09/01/2021	35,000	41,135
5.250%, 09/01/2022	100,000	121,748
City of Tallahassee FL,
5.000%, 12/01/2019	50,000	55,520
Florida Housing Finance Corp.,
4.000%, 07/01/2047 (Callable 07/01/2025)	150,000	164,799
Florida Municipal Power Agency,
1.365%, 10/01/2021 (Optional Put Date 10/06/2016)(Insured by AMBAC)(1)(2)	50,000	45,689
Florida State Municipal Loan Council,
3.000%, 10/01/2020	500,000	523,980
Halifax Hospital Medical Center,
3.000%, 06/01/2017	55,000	55,706
Lee County School Board,
5.000%, 08/01/2023 (3)	140,000	171,168
Martin County Health Facilities Authority,
3.750%, 11/15/2020	125,000	135,650
Orange County Health Facilities Authority,
6.250%, 10/01/2021	50,000	57,155
Orange County School Board,
4.500%, 08/01/2020 (Pre-refunded to 08/01/2017)	35,000	36,050
Osceola County Housing Finance Authority,
1.050%, 10/01/2019 (Callable 10/01/2017)(Mandatory Tender Date 04/01/2018)(1)	500,000	499,670
Pasco County School Board,
1.050%, 08/01/2030 (Optional Put Date 10/07/2016)(Insured by AMBAC)(1)(2)	100,000	100,000
St. Lucie County School Board,
5.000%, 10/01/2018 (Insured by AGM)	50,000	53,744
		2,188,035	5.2%
Georgia
Bartow County Development Authority,
2.375%, 09/01/2029 (Mandatory Tender Date 08/10/2017)(1)	185,000	186,967
Georgia State Road & Tollway Authority,
5.000%, 06/01/2017 (Callable 10/31/2016)	30,000	30,099
Main Street Natural Gas, Inc.:
5.000%, 03/15/2019	125,000	135,870
5.000%, 03/15/2022	20,000	23,091
Peach County GA Development Authority,
1.200%, 10/01/2018 (3)	250,000	250,000
Private Colleges & Universities Authority,
5.000%, 10/01/2020	50,000	56,379
		682,406	1.6%
Idaho
Idaho Housing & Finance Association,
5.000%, 07/15/2018	25,000	26,730	0.1%
Illinois
Chicago O'Hare International Airport:
5.000%, 01/01/2020 (Callable 01/01/2017)(Insured by AGM)	65,000	65,606
5.000%, 01/01/2020	50,000	56,068
Chicago Transit Authority,
5.250%, 12/01/2023 (Callable 12/01/2021)	25,000	28,868
City of Chicago IL:
5.000%, 01/01/2017	30,000	30,163
5.000%, 01/01/2018 (Callable 10/31/2016)(Insured by AGM)	75,000	76,241
City of Chicago IL Motor Fuel Tax Revenue,
5.000%, 01/01/2019	100,000	104,605
City of Chicago IL Wastewater Transmission Revenue,
5.000%, 01/01/2020	50,000	55,044
City of Rockford IL,
4.700%, 12/15/2017 (Insured by AGM)	25,000	25,647
Cook County Township High School District No. 227 Rich Township,
4.000%, 12/01/2016 (Insured by AGM)	75,000	75,373
Danville Public Building Commission,
4.000%, 12/01/2019	115,000	123,569
DeWitt Ford & Livingston Etc Counties Community College District No. 540 Heartland,
5.000%, 12/01/2016 (Insured by AGM)	100,000	100,641
DuPage County Community High School District No. 100 Fenton,
2.000%, 12/15/2018	70,000	70,389
Governors State University,
4.000%, 10/01/2020 (Callable 10/01/2017)	50,000	51,078
Homewood-Flossmoor Park District,
3.000%, 12/01/2017 (Insured by AGM)	50,000	50,867

Illinois Finance Authority:
4.000%, 10/01/2016	125,000	125,000
5.000%, 08/15/2017	50,000	51,534
5.000%, 02/15/2020	100,000	109,771
6.250%, 05/01/2022 (Pre-refunded to 05/01/2020)	45,000	53,131
5.000%, 05/15/2023	100,000	120,551
1.716%, 05/01/2036 (Callable 11/01/2020)(Mandatory Tender Date 05/01/2021)(1)	100,000	100,153
1.300%, 07/01/2042 (Mandatory Tender Date 05/08/2017)(1)	65,000	65,061
Illinois State University,
5.000%, 04/01/2023 (Callable 04/01/2021)	100,000	112,315
Kane County Community Unit School District No. 304 Geneva,
4.250%, 01/01/2025 (Callable 01/01/2018)(Insured by AGM)	25,000	25,859
Kankakee River Metropolitan Agency,
2.000%, 05/01/2018 (Insured by AGM)	100,000	100,634
Lake County Community High School District No. 117 Antioch,
0.000%, 12/01/2019	140,000	130,456
Lake County Community High School District No. 127 Grayslake,
0.000%, 02/01/2020	150,000	142,171
Lake County Forest Preserve District,
1.020%, 12/15/2016 (1)	35,000	35,000
Lake County School District No. 1 Winthrop Harbor,
3.000%, 02/01/2019	85,000	88,195
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley,
0.000%, 01/01/2017	25,000	24,894
Metropolitan Pier & Exposition Authority:
5.300%, 06/15/2018 (Callable 06/15/2017)(Insured by NPFGC)	120,000	124,847
5.300%, 06/15/2018 (Pre-refunded to 06/15/2017)(Insured by NPFGC)	50,000	52,045
0.000%, 06/15/2019	50,000	47,074
0.000%, 06/15/2019	135,000	126,426
Ogle & Winnebago Counties Community Unit School District No. 223 Meridian,
5.000%, 12/01/2021 (Insured by BAM)	150,000	174,412
Public Building Commission of Chicago,
5.000%, 03/01/2020 (Callable 03/01/2017)(Insured by AMBAC)	100,000	101,260
Southern Illinois University,
2.050%, 04/01/2017	60,000	59,858
St Clair County Community Consolidated School District No. 90 O'Fallon:
3.000%, 12/01/2016 (Insured by BAM)	70,000	70,223
0.000%, 12/01/2020	100,000	93,015
State of Illinois:
5.000%, 06/01/2019	100,000	107,262
5.000%, 03/01/2020	90,000	97,914
5.000%, 04/01/2020	30,000	32,690
5.000%, 01/01/2022 (Callable 01/01/2020)	100,000	107,051
6.500%, 06/15/2022	45,000	51,932
5.000%, 01/01/2025 (Callable 10/31/2016)	50,000	50,205
The Illinois Sports Facilities Authority:
0.000%, 06/15/2017 (Insured by AMBAC)	50,000	49,196
0.000%, 06/15/2018 (Insured by AMBAC)	40,000	38,370
Village of Cary IL,
1.500%, 03/01/2019 (Insured by BAM)	97,000	96,817
Village of Crestwood IL:
2.000%, 12/15/2018 (Insured by BAM)	150,000	151,579
4.500%, 12/15/2025 (Callable 12/15/2022)(Insured by BAM)	60,000	67,616
Village of Lyons IL,
5.000%, 12/01/2025 (Callable 12/01/2022)(Insured by BAM)	25,000	29,197
Village of McCook IL,
5.000%, 12/01/2020 (Callable 12/01/2018)	50,000	52,605
Village of Oak Lawn IL,
4.250%, 12/01/2016	30,000	30,149
Western Illinois University,
4.000%, 04/01/2019	50,000	52,591
White County Community Unit School District No. 5 Carmi-White,
4.300%, 12/01/2021 (Insured by AGM)	100,000	110,437
Will County IL School District No. 114 Manhattan,
0.000%, 12/01/2019	50,000	46,781
Will County IL School District No. 365 Valley View,
0.000%, 11/01/2021 (Insured by AGM)	100,000	90,626
Wilmette Park District,
3.000%, 12/01/2017	20,000	20,475
		4,331,537	10.3%

Indiana
City of Goshen IN Waterworks Revenue,
4.100%, 01/01/2021 (Callable 10/31/2016)(Insured by AGM)	470,000	471,128
East Porter County School Building Corp.,
4.000%, 01/15/2018	50,000	51,931
Indiana Bond Bank,
5.250%, 10/15/2019	55,000	60,927
Indiana Finance Authority:
4.000%, 12/01/2017	50,000	51,765
4.000%, 02/01/2018	50,000	51,952
Indiana Health Facility Financing Authority,
0.613%, 05/01/2020 (Callable 10/14/2016)(Insured by AMBAC)(1)(2)	25,000	23,095
Noblesville High School Building Corp.,
0.000%, 02/15/2018	20,000	19,510
Pike Township Metropolitan School District,
2.000%, 01/15/2017	25,000	25,077
Twin Lakes Regional Sewer District,
3.000%, 01/01/2018 (Insured by AGM)	50,000	51,297
		806,682	1.9%
Iowa
City of Coralville IA,
4.000%, 06/01/2019	100,000	105,785
Iowa Finance Authority:
3.500%, 09/01/2017	100,000	100,352
3.500%, 07/01/2046 (Callable 01/01/2026)(3)	250,000	268,860
Xenia Rural Water District,
2.000%, 12/01/2017	125,000	126,288
		601,285	1.4%
Kansas
State of Kansas Department of Transportation,
0.751%, 09/01/2019 (1)	125,000	124,196	0.3%
Kentucky
Kentucky Municipal Power Agency,
2.240%, 09/01/2042 (Callable 03/01/2018)(Mandatory Tender Date 09/01/2018)(1)	50,000	50,053	0.1%
Louisiana
Regional Transit Authority,
0.000%, 12/01/2021	115,000	89,584	0.2%
Maine
Maine State Housing Authority:
3.500%, 11/15/2045 (Callable 05/15/2025)	50,000	53,486
4.000%, 11/15/2045 (Callable 11/15/2025)	250,000	273,140
		326,626	0.8%
Maryland
Maryland Health & Higher Educational Facilities Authority,
5.000%, 07/01/2018	25,000	26,728
Maryland State Transportation Authority,
5.000%, 03/01/2018 (Callable 03/01/2017)	30,000	30,503
		57,231	0.1%
Massachusetts
Eaton Vance Municipal Bond Fund II,
1.890%, 07/01/2019 (Callable 01/01/2017)(1)	100,000	100,023
Massachusetts Housing Finance Agency,
4.000%, 12/01/2044 (Callable 06/01/2025)	100,000	108,023
Town of Ashburnham MA,
4.250%, 07/01/2021 (Callable 07/01/2018)	250,000	260,785
		468,831	1.1%
Michigan
City of Detroit MI Water Supply System Revenue,
4.250%, 07/01/2017	55,000	56,246
City of Wyandotte MI Electric System Revenue,
5.000%, 10/01/2023 (Insured by BAM)	100,000	115,454
Hudsonville Public Schools,
4.000%, 05/01/2017 (Insured by Q-SBLF)	75,000	76,297
Lowell Area Schools,
0.000%, 05/01/2019	100,000	95,984
Michigan Finance Authority:
3.400%, 10/01/2020	100,000	104,871
0.000%, 06/01/2021	500,000	529,320
Michigan State Building Authority:
0.000%, 10/15/2018 (Callable 10/15/2016)	80,000	73,143
0.000%, 10/15/2019 (Pre-refunded to 10/15/2016)	25,000	21,800
0.000%, 10/15/2025 (Callable 10/15/2016)	45,000	29,049
0.000%, 10/15/2029 (Callable 10/15/2016)	20,000	10,522

Michigan State Hospital Finance Authority,
1.625%, 11/01/2027 (Mandatory Tender Date 11/01/2019)(1)	45,000	45,412
Michigan State Housing Development Authority,
3.500%, 06/01/2047 (Callable 06/01/2026)(3)	700,000	744,058
Rudyard MI Area Schools,
1.500%, 05/01/2019	25,000	25,094
Saginaw City School District,
5.000%, 05/01/2024 (Insured by Q-SBLF)	100,000	121,216
South Haven Public Schools,
4.000%, 05/01/2020 (Insured by AGM)	50,000	54,459
Western Michigan University,
5.000%, 11/15/2025 (Callable 11/15/2021)	75,000	87,666
White Cloud Public Schools:
4.000%, 05/01/2018 (Insured by Q-SBLF)	35,000	36,521
4.000%, 05/01/2019 (Insured by Q-SBLF)	30,000	32,185
Ypsilanti School District/MI,
4.000%, 05/01/2020 (Insured by Q-SBLF)	50,000	54,332
		2,313,629	5.5%
Minnesota
Minneapolis-Saint Paul Metropolitan Airports Commission,
5.000%, 01/01/2025 (3)	125,000	157,790
Minnesota Housing Finance Agency,
2.900%, 01/01/2025	95,000	100,351
		258,141	0.6%
Mississippi
City of Jackson MS Water & Sewer System Revenue,
4.000%, 09/01/2018 (Insured by BAM)	135,000	141,785
Mississippi Development Bank:
5.500%, 10/01/2019	75,000	83,318
5.000%, 03/01/2024 (Insured by AGM)	50,000	59,669
		284,772	0.7%
Missouri
County of Boone MO,
5.750%, 08/01/2028 (Pre-refunded to 08/01/2018)	630,000	684,130
Health & Educational Facilities Authority of the State of Missouri:
4.000%, 02/01/2019 (3)	250,000	263,950
5.000%, 05/15/2022 (3)	50,000	59,525
Jasper County Reorganized School District No. R-9/MO,
2.000%, 04/01/2018	150,000	152,078
State of Missouri Environmental Improvement & Energy Resources Authority,
1.120%, 12/01/2022 (Callable 10/01/2016)(1)(2)	225,000	202,973
State of Missouri Housing Development Commission,
3.500%, 05/01/2041 (Callable 11/01/2025)	200,000	215,486
		1,578,142	3.8%
Nebraska
Douglas County Hospital Authority No. 2,
5.000%, 05/15/2019	50,000	54,707
Douglas County Hospital Authority No. 3,
3.000%, 11/01/2016	50,000	50,072
		104,779	0.3%
Nevada
City of North Las Vegas NV,
2.000%, 12/01/2018	100,000	101,354	0.2%
New Jersey
City of Newark NJ,
5.000%, 09/01/2017	175,000	180,824
Landis Sewage Authority,
3.127%, 09/19/2019 (1)(2)	100,000	95,398
New Jersey Economic Development Authority:
4.000%, 06/15/2017	50,000	50,985
2.640%, 02/01/2018 (Callable 08/01/2017)(1)	50,000	50,443
4.000%, 07/15/2018	100,000	103,830
5.000%, 06/15/2023 (Insured by BAM)	50,000	59,423
New Jersey Health Care Facilities Financing Authority:
4.000%, 07/01/2019 (ETM)	105,000	113,667
4.250%, 11/15/2021 (Callable 11/15/2020)	65,000	72,651
5.000%, 07/01/2025 (Insured by AGM)	50,000	61,835
New Jersey Transportation Trust Fund Authority:
5.500%, 12/15/2017 (Insured by AGM)	100,000	105,144
5.500%, 12/15/2021	75,000	88,211
New Jersey Turnpike Authority,
1.365%, 01/01/2030 (Optional Put Date 10/06/2016)(1)(2)	130,000	116,063

Town of West New York NJ:
3.000%, 04/15/2018 (3)	100,000	102,773
4.000%, 04/15/2019 (3)	200,000	213,910
Township of Irvington NJ,
0.000%, 07/15/2018	50,000	48,287
		1,463,444	3.5%
New Mexico
Montecito Estates Public Improvement District,
2.000%, 10/01/2018 (Insured by BAM)(3)	100,000	101,554
State of New Mexico Severance Tax Permanent Fund,
5.000%, 07/01/2017	40,000	41,223
		142,777	0.3%
New York
Brooklyn Arena Local Development Corp.,
5.000%, 07/15/2020	100,000	113,595
City of New York NY,
1.310%, 08/01/2021 (Callable 10/31/2016)(1)	30,000	30,007
City of Yonkers NY,
5.000%, 03/15/2024 (Callable 03/15/2021)	50,000	56,988
Metropolitan Transportation Authority,
1.049%, 11/01/2022 (Callable 10/27/2016)(Insured by AGM)(1)(2)	250,000	249,736
MTA Hudson Rail Yards Trust Obligations,
5.000%, 11/15/2046 (Callable 11/15/2019)	500,000	548,985
New York City Industrial Development Agency,
0.000%, 03/01/2017	85,000	84,503
New York City Transit Auth/Metropolitan Transn Auth/Triborough Bridge & Tunnel,
1.436%, 01/01/2030 (Optional Put Date 10/31/2016)(Insured by AMBAC)(1)(2)	50,000	45,723
New York City Transitional Finance Authority Future Tax Secured Revenue:
5.000%, 11/01/2018	50,000	54,188
0.960%, 08/01/2022 (Optional Put Date 10/01/2016)(Callable 10/01/2016)(1)	100,000	100,000
0.960%, 11/01/2022 (Optional Put Date 10/01/2016)(1)	500,000	500,000
New York City Water & Sewer System,
1.350%, 06/15/2032 (Optional Put Date 10/01/2016)(Callable 10/17/2016)(1)	500,000	500,000
New York State Dormitory Authority:
4.000%, 05/15/2017	25,000	25,483
5.000%, 07/01/2017	25,000	25,764
1.237%, 05/01/2018 (Callable 10/01/2016)(1)	210,000	209,091
5.000%, 12/15/2021	45,000	53,736
New York State Housing Finance Agency,
1.250%, 11/01/2018	15,000	15,060
New York State Thruway Authority Highway & Bridge Trust Fund,
5.000%, 04/01/2019 (Pre-refunded to 10/01/2018)	175,000	189,038
Niskayuna Central School District
1.300%, 03/15/2018	160,000	159,613
Oneida County Industrial Development Agency,
0.000%, 07/01/2026 (Callable 07/01/2017)	75,000	49,320
Shenendehowa Central School District,
1.550%, 08/01/2018	200,000	201,026
State of New York Mortgage Agency,
4.000%, 10/01/2046 (Callable 04/01/2025)	250,000	273,177
Town of Oyster Bay NY,
3.000%, 03/01/2020 (Insured by AGM)	250,000	261,385
		3,746,418	8.9%
North Carolina
North Carolina Capital Facilities Finance Agency,
5.000%, 06/01/2022	100,000	115,790
North Carolina Medical Care Commission:
4.750%, 11/01/2017	50,000	52,016
5.000%, 11/01/2018	25,000	27,008
5.000%, 10/01/2019 (Callable 10/01/2017)	55,000	57,271
University of North Carolina at Chapel Hill,
1.101%, 12/01/2041 (Callable 06/01/2017)(Mandatory Tender Date 12/01/2017)(1)	50,000	50,090
		302,175	0.7%
North Dakota
City of Hazen ND,
2.500%, 07/01/2017 (Callable 01/01/2017)	100,000	99,897
City of Mandan ND,
2.750%, 09/01/2041 (Callable 10/31/2016)	150,000	145,508
Jamestown Park District/ND,
2.900%, 07/01/2035 (Callable 01/01/2017)	150,000	150,010
Williston Parks & Recreation District,
3.250%, 03/01/2032 (Callable 10/17/2016)	60,000	59,984
		455,399	1.1%

Ohio
City of Akron OH,
5.000%, 12/01/2016	5,000	5,031
City of Bowling Green OH,
4.500%, 06/01/2019	60,000	63,887
City of Toledo OH,
4.000%, 12/01/2017 (Insured by AGM)	50,000	51,719
Clear Fork Valley Local School District,
2.000%, 12/01/2017	100,000	101,192
Cleveland-Cuyahoga County Port Authority,
3.000%, 05/15/2018	50,000	50,940
County of Crawford OH,
1.430%, 11/01/2017 (Callable 05/01/2017)	100,000	100,113
County of Hamilton OH,
4.000%, 01/01/2018 (3)	100,000	103,055
County of Huron OH,
5.250%, 12/01/2017 (Callable 06/01/2017)	50,000	51,351
County of Richland OH,
2.750%, 01/05/2017	240,000	240,869
Groveport-Madison Local School District,
4.000%, 12/01/2024 (Callable 12/01/2022)(Insured by BAM)	50,000	55,794
Lake Local School District/Wood County OH,
2.000%, 12/01/2018 (3)	280,000	284,626
Lancaster Port Authority,
0.971%, 08/01/2019 (Callable 02/01/2019)(1)	70,000	69,405
Ohio Higher Educational Facility Commission,
5.000%, 12/01/2020	35,000	39,977
Summit County Development Finance Authority:
3.000%, 05/15/2018	135,000	137,538
2.000%, 11/15/2019	30,000	30,225
		1,385,722	3.3%
Oklahoma
Logan County Independent School District No. 1 Guthrie,
4.000%, 08/01/2020	75,000	81,705
Mayes County Independent School District No. 1 Pryor,
0.850%, 06/01/2017	50,000	49,915
Oklahoma City Industrial & Cultural Facilities Trust,
1.488%, 06/01/2019 (Callable 10/01/2016)(1)(2)	100,000	98,975
		230,595	0.6%
Oregon
City of Portland OR,
4.000%, 02/01/2018	25,000	26,043
Oregon State Facilities Authority,
4.750%, 03/15/2024 (Callable 03/15/2020)	15,000	16,695
State of Oregon Department of Administrative Services,
5.000%, 11/01/2016	25,000	25,076
		67,814	0.2%
Pennsylvania
Allegheny County Hospital Development Authority,
4.125%, 10/15/2026 (Callable 10/15/2021)	30,000	32,734
Allentown City School District,
4.000%, 03/15/2018	100,000	104,159
Bethlehem Parking Authority,
2.000%, 10/01/2018	100,000	100,858
Borough of Wilkinsburg PA:
1.020%, 07/15/2018 (3)	340,000	339,588
1.500%, 07/15/2019 (3)	315,000	317,624
Chester County Health & Education Facilities Authority,
5.000%, 11/01/2019 (3)	225,000	248,753
City of Erie PA,
0.000%, 11/15/2018 (ETM)(Insured by AGM)	60,000	58,688
Commonwealth Financing Authority,
5.000%, 06/01/2023	225,000	268,720
County of Westmoreland PA,
0.000%, 08/01/2017 (ETM)(Insured by AMBAC)	40,000	39,680
Crawford Central School District,
5.000%, 02/01/2019 (Callable 08/01/2018)	100,000	106,865
Erie Parking Authority,
2.000%, 09/01/2019	105,000	106,817
Hollidaysburg Sewer Authority:
2.000%, 12/01/2018 (Insured by BAM)(3)	50,000	50,938
2.000%, 12/01/2019 (Insured by BAM)(3)	105,000	107,397
Lancaster Industrial Development Authority,
5.000%, 05/01/2022	45,000	51,726

Montgomery County Industrial Development Authority/PA,
5.000%, 01/15/2018	50,000	52,140
Pennsylvania Economic Development Financing Authority:
5.000%, 03/01/2019	130,000	140,388
1.550%, 12/01/2033 (Mandatory Tender Date 12/03/2018)(1)	80,000	80,510
Pennsylvania Higher Educational Facilities Authority,
5.000%, 08/15/2024 (Pre-refunded to 08/15/2021)	100,000	118,462
Pennsylvania Housing Finance Agency:
3.700%, 10/01/2042 (Callable 10/01/2021)	100,000	103,597
3.500%, 10/01/2046 (Callable 10/01/2025)	250,000	266,990
Pennsylvania Turnpike Commission,
1.720%, 12/01/2020 (Callable 06/01/2020)(1)	75,000	74,774
Somerset County General Authority,
2.000%, 10/01/2019 (3)	155,000	158,308
Southern Columbia PA Area School District:
0.800%, 04/01/2017 (3)	40,000	39,974
1.000%, 04/01/2018 (3)	50,000	49,949
Township of Abington PA,
2.375%, 11/15/2016 (Callable 10/31/2016)	300,000	300,363
West Mifflin Sanitary Sewer Municipal Authority,
4.000%, 08/01/2020 (Insured by BAM)	200,000	219,284
		3,539,286	8.5%
Puerto Rico
Commonwealth of Puerto Rico:
5.500%, 07/01/2018	50,000	52,754
0.000%, 07/01/2019	50,000	45,041
Puerto Rico Public Finance Corp.,
6.000%, 08/01/2026 (ETM)	150,000	201,356
		299,151	0.7%
Rhode Island
Providence Public Buildings Authority,
5.125%, 06/15/2021 (Insured by AGM)	90,000	98,375
Rhode Island Housing & Mortgage Finance Corp./RI:
1.050%, 10/01/2044 (Callable 10/01/2017)(Mandatory Tender Date 04/01/2018)(1)	100,000	99,772
3.500%, 10/01/2046 (Callable 04/01/2025)	100,000	105,073
Rhode Island Student Loan Authority,
3.000%, 12/01/2016	100,000	100,278
		403,498	1.0%
South Carolina
City of Charleston SC Waterworks & Sewer System Revenue,
1.037%, 01/01/2028 (Callable 07/01/2017)(Mandatory Tender Date 01/01/2018)(1)	50,000	50,077
City of Myrtle Beach SC,
5.000%, 10/01/2020	100,000	113,710
Easley Combined Utility System,
3.250%, 12/01/2017	50,000	51,295
Scago Educational Facilities Corp. for Union School District,
4.000%, 12/01/2017	100,000	103,343
South Carolina Jobs-Economic Development Authority,
4.500%, 11/01/2017	40,000	41,498
South Carolina State Housing Finance & Development Authority,
4.000%, 07/01/2036 (Callable 07/01/2025)	245,000	266,871
		626,794	1.5%
Tennessee
Clarksville Natural Gas Acquisition Corp.,
5.000%, 12/15/2020	50,000	56,781
Clarksville Public Building Authority,
0.920%, 07/01/2031 (Optional Put Date 10/01/2016)(Callable 10/01/2016)(1)(2)	625,000	625,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities:
3.000%, 11/01/2016	25,000	25,032
0.900%, 04/01/2019 (Mandatory Tender Date 04/01/2018)(1)	150,000	149,845
Tennessee Energy Acquisition Corp.,
5.250%, 09/01/2018	30,000	32,312
		888,970	2.1%
Texas
Bexar County Health Facilities Development Corp.:
4.000%, 07/15/2018 (3)	50,000	52,136
4.000%, 07/15/2019 (3)	75,000	79,579
Central Texas Turnpike System,
5.000%, 08/15/2042 (Mandatory Tender Date 04/01/2020)(1)	100,000	112,616
City of Bullard TX,
3.000%, 09/01/2020 (Insured by BAM)	135,000	142,390
City of Round Rock TX:
4.000%, 12/01/2023	30,000	34,477
4.000%, 12/01/2024	250,000	288,873

Clifton Higher Education Finance Corp.,
5.000%, 08/15/2018	100,000	106,684
Coastal Water Authority,
4.000%, 12/15/2017	25,000	25,943
County of Denton TX,
2.625%, 07/15/2017	25,000	25,359
Crane County Water District,
3.000%, 02/15/2017	50,000	50,299
Cypress-Fairbanks Independent School District,
3.000%, 02/15/2036 (Mandatory Tender Date 08/15/2019)(PSF Guaranteed)(1)	50,000	52,535
Fort Bend County Municipal Utility District No. 187,
3.000%, 09/01/2017	20,000	20,300
Fort Bend County Municipal Utility District No. 58,
5.000%, 04/01/2019 (Insured by BAM)	150,000	162,855
Generation Park Management District,
3.000%, 09/01/2018	160,000	164,461
Harlingen Consolidated Independent School District,
5.000%, 08/15/2021 (PSF Guaranteed)	100,000	118,046
Harris County Cultural Education Facilities Finance Corp.,
1.420%, 12/01/2042 (Callable 06/01/2019)(Mandatory Tender Date 12/01/2019)(1)	50,000	49,890
Harris County Municipal Utility District No. 153,
4.000%, 09/01/2023 (Callable 09/01/2022)(Insured by BAM)	100,000	113,532
Harris County Municipal Utility District No. 419:
3.000%, 09/01/2017 (Insured by AGM)	25,000	25,443
3.000%, 09/01/2017 (Insured by AGM)	50,000	50,885
Harris County-Houston Sports Authority,
0.000%, 11/15/2017	25,000	24,594
Horsepen Bayou Municipal Utility District,
4.000%, 03/01/2017	85,000	86,046
Laredo Independent School District,
4.000%, 08/01/2017	25,000	25,627
Lewisville Independent School District,
4.500%, 08/15/2023 (Callable 08/15/2017)(PSF Guaranteed)	25,000	25,776
Metropolitan Transit Authority of Harris County,
5.000%, 11/01/2017	25,000	26,116
Mission Economic Development Corp.,
1.800%, 12/01/2018 (1)	100,000	101,787
New Hope Cultural Education Facilities Finance Corp.:
1.250%, 11/01/2018	100,000	100,081
3.000%, 07/01/2019	100,000	102,866
4.000%, 04/01/2020	50,000	53,791
North East Independent School District/TX,
1.420%, 08/01/2040 (Callable 02/01/2017)(Mandatory Tender Date 08/01/2021)(PSF Guaranteed)(1)	250,000	249,417
North Texas Health Facilities Development Corp.,
5.000%, 09/01/2020 (Callable 09/01/2017)(Insured by AGM)	55,000	57,009
North Texas Higher Education Authority, Inc.,
1.546%, 07/01/2030 (1)	60,000	59,268
North Texas Municipal Water District,
5.000%, 06/01/2026	100,000	129,063
North Texas Tollway Authority:
5.000%, 01/01/2022	25,000	29,669
1.950%, 01/01/2038 (Mandatory Tender Date 01/01/2019)(1)	100,000	101,052
Northside Independent School District,
2.000%, 06/01/2046 (Mandatory Tender Date 06/01/2021)(PSF Guaranteed)(1)	200,000	206,138
Round Rock Independent School District,
1.500%, 08/01/2040 (Callable 02/01/2017)(Mandatory Tender Date 08/01/2021)(PSF Guaranteed)(1)	50,000	49,699
SA Energy Acquisition Public Facility Corp.,
5.500%, 08/01/2022	200,000	238,650
Sam Rayburn Municipal Power Agency,
5.000%, 10/01/2020	150,000	170,816
San Antonio Water System,
1.520%, 05/01/2043 (Mandatory Tender Date 11/01/2016)(1)	75,000	75,020
San Jacinto College District,
5.000%, 02/15/2034 (Pre-refunded to 02/15/2019)	25,000	27,383
Seminole Hospital District,
2.000%, 02/15/2017 (3)	50,000	50,106
Siena Municipal Utility District No. 1,
2.250%, 09/01/2018 (Insured by BAM)	100,000	102,583
Spring Meadows Municipal Utility District,
2.000%, 09/01/2018	110,000	112,092
State of Texas,
2.000%, 08/01/2025 (Callable 08/01/2017)(Mandatory Tender Date 08/01/2019)(1)	200,000	201,896
Tarrant County Cultural Education Facilities Finance Corp.,
2.100%, 11/15/2017	50,000	50,467
Texas Municipal Gas Acquisition & Supply Corp. I:
5.250%, 12/15/2018	105,000	113,823
5.250%, 12/15/2021	50,000	58,220
Texas Municipal Gas Acquisition & Supply Corp. II,
1.270%, 09/15/2017 (1)	30,000	29,915
Trophy Club Public Improvement District No. 1,
0.000%, 06/01/2017 (Insured by AGM)	50,000	49,603
Viridian Municipal Management District,
6.000%, 12/01/2023 (Insured by BAM)	50,000	64,975

West Ranch Management District:
2.000%, 09/01/2018 (3)	50,000	50,761
3.000%, 09/01/2019 (3)	50,000	52,445
		4,553,057	10.9%
Utah
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)	100,000	107,686	0.3%
Vermont
City of Burlington VT Electric System Revenue,
5.000%, 07/01/2023 (Callable 07/01/2021)	25,000	28,025	0.1%
VI
Virgin Islands Public Finance Authority,
5.000%, 09/01/2020	100,000	110,706	0.3%
Virginia
Fredericksburg Economic Development Authority,
2.740%, 08/01/2038 (Callable 10/31/2016)(Mandatory Tender Date 02/01/2017)(1)	50,000	50,003	0.1%
Washington
Central Puget Sound Regional Transit Authority,
1.540%, 11/01/2045 (Callable 05/01/2018)(Mandatory Tender Date 11/01/2018)(1)	50,000	50,011
Kittitas County School District No. 401 Ellensburg,
3.000%, 12/01/2016	30,000	30,103
Washington Economic Development Finance Authority,
1.250%, 11/01/2017	250,000	250,957
Washington Health Care Facilities Authority,
4.000%, 01/01/2018	70,000	72,490
Washington State University,
4.000%, 10/01/2017	40,000	41,246
		444,807	1.1%
Wisconsin
City of Two Rivers WI,
4.000%, 04/01/2018	125,000	128,334
Kaukauna Redevelopment Authority,
4.000%, 06/01/2018	25,000	26,224
Milwaukee Redevelopment Authority,
1.800%, 12/01/2038 (Callable 10/01/2016)(Optional Put Date 10/07/2016)(1)	140,000	140,000
Village of Johnson Creek WI,
2.700%, 03/01/2017	30,000	30,090
Village of Somers WI,
2.000%, 05/01/2017	25,000	25,099
Waukesha Housing Authority,
1.800%, 12/01/2042 (Callable 10/01/2016)(Optional Put Date 10/07/2016)(1)	150,000	150,000
West Allis West Milwaukee School District:
3.000%, 04/01/2019	150,000	151,004
4.000%, 04/01/2024 (Insured by AGM)	200,000	219,512
Wisconsin Center District:
0.000%, 12/15/2018	80,000	77,588
5.250%, 12/15/2023	70,000	83,736
5.250%, 12/15/2027	15,000	18,714
Wisconsin Health & Educational Facilities Authority:
3.000%, 07/01/2017	100,000	101,766
5.000%, 11/15/2018	15,000	16,290
5.000%, 08/15/2020	35,000	39,465
5.875%, 02/15/2022	25,000	29,178
4.000%, 09/15/2023 (Callable 09/15/2022)	50,000	55,578
5.250%, 04/15/2024 (Callable 04/15/2020)	50,000	56,640
Wisconsin Housing & Economic Development Authority,
3.500%, 09/01/2046 (Callable 09/01/2025)(3)	500,000	537,020
		1,886,238	4.5%
Total Municipal Bonds (Cost $41,331,727)		41,457,870	98.9%

SHORT-TERM INVESTMENT
Money Market Mutual Fund	Shares
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.31% «	6,050,866	6,050,866
Total Short-Term Investment (Cost $6,050,866)		6,050,866	14.4%
Total Investments (Cost $47,382,593)		47,508,736	113.3%
Liabilities in Excess of Other Assets		(5,592,089)	(13.3)%
TOTAL NET ASSETS		$41,916,647	100.0%

Notes to Schedule of Investments
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
CIFG	CIFG Assurance North America, Inc.
ETM	Escrowed to Maturity
NPFGC	National Public Finance Guarantee Corp.
PSF	Texas Permanent School Fund
Q-SBLF	Qualified School Building Loan Fund
(1)	Variable or Floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities rates are as of September 30, 2016.
(2)
Auction Rate Security. An Auction Rate Security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(3)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
«	7-Day Yield

Baird Short-Term Municipal Bond Fund
Schedule of Investments, September 30, 2016 (Unaudited)
Summary of Fair Value Exposure at September 30, 2016 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Municipal Bonds
Municipal Bonds	$-	$41,457,870	$-	$41,457,870
Total Municipal Bonds	-	41,457,870	-	41,457,870

Short-Term Investment
Money Market Mutual Fund	6,050,866	-	-	6,050,866
Total Short-Term Investment	6,050,866	-	-	6,050,866

Total Investments	$6,050,866	$41,457,870	$-	$47,508,736

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
September 30, 2016 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
Municipal Bonds
Alabama
Alabama State Public School & College Authority,
5.000%, 05/01/2019	$1,000,000	$1,102,660	0.1%
Arizona
Gila County Unified School District Bonds
5.250%, 07/01/2027 (Pre-Refunded to 07/01/2017)(Insured by AMBAC)	1,000,000	1,032,550	0.1%
Arkansas
Arkansas Development Finance Authority,
5.500%, 12/01/2018 (ETM)	1,000,000	1,067,520	0.1%
California
Aromas-San Juan Unified School District,
0.000%, 08/01/2050 (Pre-refunded to 08/01/2021)(Insured by AGM)	700,000	58,569
California Infrastructure & Economic Development Bank,
5.000%, 07/01/2029 (Pre-refunded to 01/01/2028)	150,000	200,686
Citrus Community College District,
0.000%, 08/01/2034 (Callable 02/01/2024)	885,000	759,418
City of Bakersfield CA,
0.000%, 04/15/2021 (ETM)	12,380,000	11,753,572
Colton Joint Unified School District,
0.000%, 08/01/2035 (Callable 08/01/2026)(Insured by AGM)	250,000	244,968
Commerce Community Development Commission Successor Agency,
0.000%, 08/01/2021 (ETM)	535,000	436,218
Port of Oakland,
5.000%, 11/01/2017	1,800,000	1,879,560
San Diego Unified School District/CA,
0.000%, 07/01/2033 (Pre-refunded to 07/01/2024)	250,000	292,223
San Joaquin Hills Transportation Corridor Agency:
0.000%, 01/01/2020 (ETM)	6,865,000	6,644,633
0.000%, 01/01/2023 (ETM)	14,000,000	12,944,820
0.000%, 01/01/2027 (ETM)	1,030,000	857,341
0.000%, 01/01/2028 (ETM)	620,000	490,259
San Marcos Public Facilities Authority,
0.000%, 09/01/2019 (ETM)	17,495,000	16,872,878
San Ysidro School District:
0.000%, 08/01/2042 (Pre-refunded to 08/01/2021)(Insured by AGM)	275,000	54,532
0.000%, 08/01/2043 (Pre-refunded to 08/01/2021)(Insured by AGM)	290,000	53,224
0.000%, 08/01/2050 (Pre-refunded to 08/01/2021)(Insured by AGM)	525,000	55,755
Sutter Union High School District:
0.000%, 08/01/2036 (Pre-refunded to 08/01/2025)	50,000	19,369
0.000%, 08/01/2037 (Pre-refunded to 08/01/2025)	50,000	18,035
0.000%, 08/01/2041 (Pre-refunded to 08/01/2025)	50,000	13,507
0.000%, 08/01/2043 (Pre-refunded to 08/01/2025)	200,000	46,564
0.000%, 08/01/2044 (Pre-refunded to 08/01/2025)	345,000	74,530
0.000%, 06/01/2050 (Pre-refunded to 08/01/2025)	700,000	96,642
Victor Valley Union High School District:
0.000%, 08/01/2036 (Pre-refunded to 08/01/2023)	510,000	225,593
0.000%, 08/01/2038 (Pre-refunded to 08/01/2023)	460,000	179,487
0.000%, 08/01/2041 (Pre-refunded to 08/01/2023)	545,000	178,041
0.000%, 08/01/2042 (Pre-refunded to 08/01/2023)	2,000,000	614,480
0.000%, 08/01/2046 (Pre-refunded to 08/01/2023)	200,000	48,116
0.000%, 08/01/2052 (Pre-refunded to 08/01/2023)	790,000	130,540
Woodside Elementary School District,
5.000%, 10/01/2023 (Pre-refunded to 10/01/2016)(Insured by NPFGC)	1,130,000	1,130,000
		56,373,560	4.5%
Colorado
City of Colorado Springs CO,
5.000%, 12/15/2032 (Pre-refunded to 12/15/2018)(Insured by AGM)	1,300,000	1,413,763
Colorado Health Facilities Authority,
0.000%, 07/15/2022 (ETM)	4,625,000	4,225,400
Colorado Housing & Finance Authority,
1.050%, 08/01/2018	1,500,000	1,503,795
Colorado Springs Colorado Utilities Revenue Bonds,
5.875%, 11/15/2017 (ETM)	3,230,000	3,317,307
Dawson Ridge Metropolitan District No. 1:
0.000%, 10/01/2022 (ETM)	36,045,000	32,978,652
0.000%, 10/01/2022 (ETM)	22,540,000	20,622,522

Regional Transportation District,
5.000%, 11/01/2036 (Pre-refunded to 11/01/2016)(Insured by AMBAC)	6,785,000	6,805,626
		70,867,065	5.7%
Connecticut
State of Connecticut,
5.000%, 10/15/2020	4,390,000	5,034,671	0.4%
Delaware
State of Delaware,
5.000%, 03/01/2020	2,000,000	2,274,400	0.2%
District of Columbia
District of Columbia,
5.250%, 07/15/2038 (Pre-refunded to 07/15/2018)	150,000	161,397	0.0%
Florida
Brevard County School District,
5.000%, 07/01/2020 (Callable 07/01/2017)(Insured by AMBAC)	1,925,000	1,981,229
City of Miami Beach FL,
6.250%, 10/01/2022 (ETM)(Insured by AMBAC)	1,470,000	1,709,816
City of Sunrise FL Utility System Revenue,
5.500%, 10/01/2018 (ETM)(Insured by AMBAC)	2,480,000	2,581,308
County of Miami-Dade FL,
4.500%, 10/01/2020	7,100,000	8,039,543
County of Miami-Dade FL Water & Sewer System Revenue,
5.250%, 10/01/2022 (Insured by AGM)	1,125,000	1,387,530
County of Palm Beach FL,
5.000%, 11/01/2018 (Pre-refunded to 11/01/2017)	1,000,000	1,044,310
County of Seminole FL Water & Sewer Revenue,
6.000%, 10/01/2019 (ETM)	4,700,000	5,003,996
Escambia County Housing Finance Authority,
0.000%, 10/15/2018 (ETM)	4,130,000	4,018,862
Florida Housing Finance Corp.,
4.000%, 07/01/2047 (Callable 07/01/2025)	5,000,000	5,493,300
Florida Municipal Power Agency,
5.000%, 10/01/2017 (Callable 10/31/2016)(ETM)	1,590,000	1,655,969
Gulf Environmental Services Inc.,
5.000%, 10/01/2018 (ETM)	830,000	860,270
Hillsborough County Industrial Development Authority:
5.625%, 08/15/2029 (Pre-refunded to 08/15/2018)	2,950,000	3,204,939
8.000%, 08/15/2032 (Pre-refunded to 08/15/2019)	2,065,000	2,489,130
Lee County School Board:
5.000%, 08/01/2031 (Callable 08/01/2026) (3)	2,170,000	2,641,085
5.000%, 08/01/2032 (Callable 08/01/2026) (3)	1,000,000	1,211,280
Miami-Dade County Health Facilities Authority,
5.750%, 05/01/2021 (ETM)	1,180,000	1,311,051
Mid-Bay Bridge Authority:
6.875%, 10/01/2022 (ETM)	4,675,000	5,636,974
6.875%, 10/01/2022 (ETM)	3,175,000	3,828,320
Orlando Utilities Commission,
6.750%, 10/01/2017 (ETM)	1,125,000	1,154,689
Pinellas County Housing Finance Authority,
4.250%, 03/01/2027 (Callable 09/01/2019)	875,000	913,115
School District of Broward County/FL:
5.250%, 07/01/2022 (Callable 07/01/2021)	8,390,000	9,916,644
5.250%, 07/01/2023 (Callable 07/01/2021)	4,915,000	5,789,477
St. Lucie County FL Water & Sewer District,
6.000%, 10/01/2020 (ETM)	6,520,000	7,445,710
State of Florida,
5.000%, 06/01/2022 (Callable 06/01/2019)	13,800,000	15,235,200
Tampa Bay Water,
5.000%, 10/01/2019 (ETM)	1,695,000	1,894,163
		96,447,910	7.8%
Georgia
Atlanta Development Authority,
5.000%, 09/01/2023 (ETM)	2,325,000	2,884,441
Forsyth County Hospital Authority,
6.375%, 10/01/2028 (ETM)	8,050,000	10,693,057
Georgia Housing & Finance Authority,
3.500%, 12/01/2046 (Callable 12/01/2025)	1,500,000	1,608,315
Gwinnett County Georgia School District,
5.000%, 02/01/2026 (Pre-refunded to 02/01/2018)	7,500,000	7,901,100
Richmond County Development Authority:
0.000%, 12/01/2021 (ETM)	1,835,000	1,711,156
0.000%, 12/01/2021 (ETM)	3,695,000	3,445,624
		28,243,693	2.3%

Illinois
Chicago Board of Education,
6.000%, 01/01/2020	14,745,000	15,545,064
City of Chicago IL,
5.000%, 01/01/2017 (Callable 10/31/2016)(Insured by AGM)	395,000	396,209
Cook County Community High School District No. 233,
4.000%, 12/01/2026 (Callable 06/01/2022)	3,695,000	4,128,091
Cook County Illinois School District No. 100,
8.100%, 12/01/2016 (ETM)(Insured by AGM)	1,430,000	1,446,073
Cook County Illinois School District No. 159,
0.000%, 12/01/2022 (ETM)	2,000,000	1,835,420
County of Du Page IL,
5.600%, 01/01/2021	815,000	902,050
Illinois Finance Authority:
6.250%, 05/01/2022 (Pre-refunded to 05/01/2020)	2,550,000	3,010,734
0.000%, 07/15/2023 (ETM)	25,325,000	22,549,380
0.000%, 07/15/2025 (ETM)	34,265,000	28,673,295
6.625%, 11/01/2039 (Pre-refunded to 05/01/2019)	395,000	451,607
Kane County Community Unit School District No. 304 Geneva,
9.000%, 01/01/2023 (Insured by AGM)	3,200,000	4,544,480
Kane McHenry Cook & De Kalb Counties Unit School District No. 300/IL:
7.750%, 01/01/2017 (ETM)(Insured by AMBAC)	1,835,000	1,864,929
7.000%, 01/01/2018 (ETM)(Insured by AMBAC)	5,775,000	6,202,696
7.000%, 01/01/2018 (ETM)(Insured by AMBAC)	365,000	392,032
7.000%, 01/01/2019 (ETM)(Insured by AMBAC)	1,755,000	1,989,205
Kendall Kane & Will Counties Community Unit School District No. 308,
0.000%, 02/01/2021 (Insured by AGM)	13,625,000	12,485,950
Lake County Community Consolidated School District No. 50 Woodland,
5.000%, 01/01/2021	1,375,000	1,576,163
Lake County Illinois Community High School District No. 124 Grant,
5.000%, 12/01/2017	1,050,000	1,098,615
Metropolitan Pier & Exposition Authority,
5.500%, 12/15/2023 (ETM)	2,250,000	2,672,933
Public Building Commission of Chicago,
7.000%, 01/01/2020 (ETM)	1,555,000	1,795,527
Regional Transportation Authority:
7.750%, 06/01/2020	720,000	814,817
6.700%, 11/01/2021	1,060,000	1,210,053
6.000%, 07/01/2022	4,705,000	5,838,623
Southern Illinois University:
5.250%, 04/01/2018	1,075,000	1,135,931
5.250%, 04/01/2019	1,390,000	1,516,156
State of Illinois:
5.000%, 01/01/2019 (Insured by AGM)	1,000,000	1,069,200
4.000%, 09/01/2019 (Callable 09/01/2018)	5,000,000	5,136,750
6.000%, 11/01/2026	3,000,000	3,699,330
Village of Schaumburg IL,
4.000%, 12/01/2024 (Callable 12/01/2022)	5,750,000	6,498,190
Will County Community Unit School District No. 201-U Crete-Monee,
0.000%, 11/01/2024 (ETM)	705,000	619,406
Winnebago County School District No. 122 Harlem-Loves Park:
0.000%, 01/01/2018 (ETM)(Insured by AGM)	155,000	153,058
0.000%, 01/01/2018 (Insured by AGM)	1,205,000	1,171,344
		142,423,311	11.4%
Indiana
Franklin Community Multi-School Building Corp.,
5.000%, 07/15/2020	1,990,000	2,254,232
Hammond Multi-School Building Corp.:
6.000%, 01/15/2018 (ETM)	435,000	450,125
5.000%, 07/15/2018	1,330,000	1,425,454
Indianapolis Local Public Improvement Bond Bank:
5.500%, 07/01/2018	3,460,000	3,722,683
5.500%, 01/01/2019	1,155,000	1,262,219
Pike County Multi-School Building Corp.,
5.000%, 07/15/2021	1,125,000	1,301,648
South Bend Community School Corp.,
5.000%, 07/15/2017	1,000,000	1,019,980
		11,436,341	0.9%
Iowa
Iowa Finance Authority,
0.910%, 03/01/2036 (Optional Put Date 09/30/2016) (1)	5,000,000	5,000,000
Iowa Higher Education Loan Authority:
0.930%, 11/01/2036 (Optional Put Date 09/30/2016) (1)	5,000,000	5,000,000
5.000%, 09/01/2043 (Pre-refunded to 09/01/2023)	5,050,000	6,265,131
		16,265,131	1.3%

Kansas
City of Wichita KS:
5.000%, 11/15/2020 (ETM)	1,120,000	1,294,116
5.000%, 11/15/2029 (Pre-refunded to 11/15/2021)	40,000	47,491
5.000%, 11/15/2034 (Pre-refunded to 11/15/2019)	1,055,000	1,182,212
Wyandotte County-Kansas City Unified Government Utility System Revenue,
5.000%, 09/01/2019 (Callable 03/01/2019)(Insured by BHAC)	1,865,000	2,038,594
		4,562,413	0.4%
Kentucky
Kentucky Infrastructure Authority:
5.000%, 02/01/2023 (Pre-refunded to 02/01/2022)	70,000	83,954
5.000%, 02/01/2025 (Pre-refunded to 02/01/2022)	70,000	83,954
5.000%, 02/01/2026 (Pre-refunded to 02/01/2022)	75,000	89,950
Louisville & Jefferson County Metropolitan Government,
6.125%, 02/01/2037 (Pre-refunded to 02/01/2018)	13,980,000	14,943,502
		15,201,360	1.2%
Louisiana
Jefferson Parish Hospital Service District No. 1:
6.000%, 01/01/2039 (Pre-refunded to 01/01/2021)(Insured by AGM)	1,950,000	2,341,931
6.000%, 01/01/2039 (Pre-refunded to 01/01/2021)	1,080,000	1,297,069
Louisiana Public Facilities Authority:
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	11,470,000	15,133,403
5.500%, 05/15/2032 (Pre-refunded to 05/15/2026)	22,060,000	29,417,451
6.750%, 07/01/2039 (Pre-refunded to 07/01/2019)	6,155,000	7,101,455
State of Louisiana,
5.000%, 11/15/2020 (Callable 05/15/2020)	10,000,000	11,369,300
		66,660,609	5.4%
Maine
Maine State Housing Authority:
3.500%, 11/15/2046 (Callable 11/15/2025)	2,055,000	2,190,383
3.500%, 11/15/2046 (Callable 11/15/2025)	1,900,000	2,046,737
		4,237,120	0.3%
Maryland
City of Baltimore MD,
5.000%, 07/01/2024 (ETM)	1,195,000	1,454,781
State of Maryland:
5.000%, 03/15/2019 (Pre-refunded to 03/15/2017)	1,135,000	1,156,361
5.000%, 03/01/2021 (Callable 03/01/2020)	1,000,000	1,137,560
		3,748,702	0.3%
Massachusetts
Commonwealth of Massachusetts,
4.000%, 12/01/2022 (Callable 12/01/2019)	15,000,000	16,433,550
Massachusetts Department of Transportation,
5.000%, 01/01/2020 (ETM)	1,530,000	1,628,104
Massachusetts Housing Finance Agency,
4.000%, 12/01/2044 (Callable 06/01/2025)	2,000,000	2,160,460
Massachusetts Water Resources Authority,
6.500%, 07/15/2019 (ETM)(Insured by FGIC-TCRS)	1,375,000	1,481,686
		21,703,800	1.7%
Michigan
Brighton Area School District/MI:
5.000%, 05/01/2020 (Insured by Q-SBLF)	1,300,000	1,467,349
5.000%, 05/01/2021 (Insured by Q-SBLF)	500,000	578,485
Chippewa Valley Schools,
5.000%, 05/01/2023 (Insured by Q-SBLF)	4,505,000	5,438,166
Fraser Public School District:
5.000%, 05/01/2024 (Insured by Q-SBLF)	1,000,000	1,223,980
5.000%, 05/01/2026 (Callable 05/01/2025)(Insured by Q-SBLF)	1,140,000	1,398,096
Garden City Hospital Finance Authority,
4.875%, 08/15/2027 (Pre-refunded to 08/15/2017)	1,000,000	1,033,750
Michigan Finance Authority,
5.000%, 01/01/2019	7,000,000	7,636,230
Michigan State Housing Development Authority:
4.000%, 06/01/2046 (Callable 12/01/2025)	4,000,000	4,365,040
3.500%, 06/01/2047 (Callable 06/01/2026) (3)	1,500,000	1,594,410
Pinckney Community Schools:
5.000%, 05/01/2022 (Insured by Q-SBLF)	1,935,000	2,267,472
5.000%, 05/01/2023 (Insured by Q-SBLF)	2,200,000	2,623,962
St. Johns Public Schools,
5.000%, 05/01/2021 (Insured by Q-SBLF)	5,040,000	5,845,694
State of Michigan,
0.000%, 06/01/2022 (ETM)(Insured by AMBAC)	2,000,000	1,857,620
Wayne-Westland Community Schools,
5.000%, 05/01/2019 (Insured by Q-SBLF)	2,060,000	2,246,141
		39,576,395	3.2%

Minnesota
Minneapolis-Saint Paul Metropolitan Airports Commission,
5.000%, 01/01/2032 (Callable 01/01/2027) (3)	500,000	626,660
Minnesota Housing Finance Agency:
4.250%, 07/01/2028 (Callable 01/01/2020)	370,000	385,003
4.500%, 07/01/2034 (Callable 07/01/2021)	830,000	865,200
3.500%, 07/01/2046 (Callable 07/01/2025)	2,965,000	3,158,615
University of Minnesota,
5.500%, 07/01/2021 (ETM)	10,380,000	12,008,726
		17,044,204	1.4%
Missouri
Missouri State Environmental Improvement & Energy Resources Authority,
5.000%, 01/01/2026 (Callable 07/01/2025)	1,000,000	1,287,530
State of Missouri Housing Development Commission,
3.500%, 05/01/2041 (Callable 11/01/2025)	2,350,000	2,531,960
		3,819,490	0.3%
Nebraska
Omaha Public Power District,
6.200%, 02/01/2017 (ETM)	2,030,000	2,065,505	0.2%
New Hampshire
New Hampshire Housing Finance Authority,
5.250%, 07/01/2028 (Callable 01/01/2021)	1,875,000	1,976,700
State of New Hampshire,
5.000%, 07/01/2021 (Callable 07/01/2020)	1,000,000	1,146,020
		3,122,720	0.2%
New Jersey
County of Hudson NJ,
3.000%, 03/15/2021	1,140,000	1,226,492
New Jersey Educational Facilities Authority,
7.500%, 12/01/2032 (Pre-refunded to 06/01/2019)	3,635,000	4,259,929
New Jersey Health Care Facilities Financing Authority,
5.750%, 07/01/2039 (Pre-refunded to 07/01/2019)	2,230,000	2,512,853
New Jersey State Housing & Mortgage Finance Agency Bonds,
4.500%, 10/01/2029 (Callable 04/01/2021)	3,230,000	3,410,073
New Jersey State Transportation Trust Fund Authority,
5.250%, 12/15/2020	5,000,000	5,631,200
New Jersey Turnpike Authority,
5.500%, 01/01/2025	2,100,000	2,750,580
		19,791,127	1.6%
New Mexico
New Mexico Finance Authority,
4.000%, 06/01/2029 (Callable 06/01/2026)	2,615,000	3,037,192
New Mexico Mortgage Financial Authority:
4.625%, 09/01/2025 (Callable 03/01/2020)	760,000	801,131
4.500%, 09/01/2028 (Callable 03/01/2020)	420,000	438,686
		4,277,009	0.3%
New York
Churchville-Chili Central School District,
3.000%, 06/15/2018	1,070,000	1,108,424
City of New York NY:
5.250%, 08/15/2021 (Callable 08/15/2018)	1,125,000	1,217,284
	5,000,000	5,000,000
Metropolitan Transit Authority,
6.000%, 04/01/2020 (ETM)	13,615,000	14,935,791
New York City Transitional Finance Authority Future Tax Secured Revenue,
5.000%, 02/01/2035 (Callable 02/01/2026)	4,300,000	5,236,798
New York City Water & Sewer System,
0.950%, 06/15/2032 (Callable 10/15/2016)(Optional Put Date 10/01/2016) (1)	5,000,000	5,000,000
New York State Dormitory Authority,
5.000%, 12/15/2023 (Callable 12/15/2022)	11,685,000	14,359,229
New York State Thruway Authority,
5.000%, 03/15/2022 (Callable 03/15/2019)	4,040,000	4,438,546
New York State Urban Development Corp.,
5.000%, 03/15/2022	2,000,000	2,402,880
State of New York Mortgage Agency,
4.000%, 10/01/2046 (Callable 04/01/2025)	2,545,000	2,780,947
Suffolk County Water Authority,
6.000%, 06/01/2017 (ETM)	1,750,000	1,810,060
TSASC, Inc./NY,
4.750%, 06/01/2022 (Callable 10/17/2016)	75,000	75,102
Westchester Tobacco Asset Securitization/NY,
6.950%, 07/15/2039 (Pre-refunded to 07/15/2017)	13,075,000	13,822,759
		73,228,070	5.9%

North Carolina
North Carolina Eastern Municipal Power Agency:
5.000%, 01/01/2017 (ETM)	1,460,000	1,474,804
5.000%, 01/01/2021 (Callable 10/31/2016)(ETM)	10,150,000	11,589,575
6.400%, 01/01/2021 (ETM)	4,062,000	4,528,521
4.500%, 01/01/2024 (Pre-refunded to 01/01/2022)	11,740,000	13,492,665
6.000%, 01/01/2026 (Pre-refunded to 01/01/2022)	2,635,000	3,287,452
North Carolina Medical Care Commission,
5.750%, 01/01/2035 (Pre-refunded to 01/01/2021)	450,000	535,801
		34,908,818	2.8%
North Dakota
County of Burleigh ND,
5.000%, 07/01/2025 (Pre-refunded to 07/01/2021)	1,500,000	1,763,310
North Dakota Housing Finance Agency,
3.500%, 07/01/2046 (Callable 01/01/2026)	3,800,000	4,081,466
		5,844,776	0.5%
Ohio
City of Miamisburg OH,
7.000%, 11/15/2016 (Callable 10/31/2016)(ETM)	40,000	40,280
Cleveland Municipal School District:
4.000%, 12/01/2019	1,940,000	2,108,955
5.000%, 12/01/2020	2,015,000	2,327,103
Ohio Housing Finance Agency:
5.000%, 11/01/2028 (Callable 05/01/2020)	1,055,000	1,112,413
4.000%, 03/01/2047 (Callable 09/01/2025)	5,255,000	5,734,466
State of Ohio:
5.000%, 03/01/2019	1,220,000	1,338,450
5.500%, 02/01/2020	1,195,000	1,371,537
5.000%, 06/15/2021	6,740,000	7,939,316
		21,972,520	1.8%
Oregon
State of Oregon,
4.000%, 12/01/2045 (Callable 06/01/2025)	4,800,000	5,195,280
State of Oregon Housing & Community Services Department,
4.000%, 01/01/2047 (Callable 07/01/2025)	2,000,000	2,187,640
		7,382,920	0.6%
Pennsylvania
Erie Sewer Authority,
5.125%, 06/01/2020 (ETM)(Insured by AMBAC)	1,410,000	1,533,657
JPMorgan Chase Putters/Drivers Trust,
0.930%, 12/01/2017 (Callable 06/01/2017)(Optional Put Date 10/01/2016) (1)	5,000,000	5,000,000
Lampeter Strasburg School District,
4.000%, 06/01/2019	1,715,000	1,841,053
Pennsylvania Convention Center Authority,
6.000%, 09/01/2019 (ETM)	14,055,000	15,339,065
Pennsylvania Housing Finance Agency,
3.500%, 10/01/2046 (Callable 10/01/2025)	2,000,000	2,135,920
Philadelphia Authority for Industrial Development,
5.250%, 01/01/2027 (Pre-refunded to 01/01/2017)	1,790,000	1,808,544
Philadelphia Gas Works Co.,
7.000%, 05/15/2020 (ETM)	1,505,000	1,683,674
South Fork Municipal Authority:
5.500%, 07/01/2029 (Pre-refunded to 07/01/2020)	2,450,000	2,848,664
5.375%, 07/01/2035 (Pre-refunded to 07/01/2020)	1,290,000	1,488,879
The Hospitals & Higher Education Facilities Authority of Philadelphia:
5.000%, 05/15/2020 (ETM)	1,575,000	1,793,059
5.250%, 05/15/2023 (Pre-refunded to 05/15/2020)	2,790,000	3,200,911
		38,673,426	3.1%
Puerto Rico
Puerto Rico Electric Power Authority:
0.000%, 07/01/2017 (ETM)	1,555,000	1,544,830
0.000%, 07/01/2017 (Pre-refunded to various dates)(ETM)	620,000	615,945
Puerto Rico Highways & Transportation Authority,
5.250%, 07/01/2022 (ETM)(Insured by AGM)	890,000	1,078,849
Puerto Rico Public Finance Corp.:
6.000%, 08/01/2026 (ETM)	1,675,000	2,248,470
6.000%, 08/01/2026 (ETM)	200,000	268,474
6.000%, 08/01/2026 (ETM)	1,080,000	1,449,760
5.500%, 08/01/2027 (ETM)(Insured by AMBAC)	4,250,000	5,584,372
		12,790,700	1.0%
Rhode Island
State of Rhode Island,
5.000%, 08/01/2024	5,000,000	6,249,300	0.5%

South Carolina
Charleston Educational Excellence Finance Corp.,
5.000%, 12/01/2026 (Callable 12/01/2023)	4,580,000	5,660,193
Piedmont Municipal Power Agency,
6.750%, 01/01/2020 (ETM)	6,450,000	7,604,034
South Carolina Jobs-Economic Development Authority,
6.500%, 04/01/2042 (Pre-refunded to 04/01/2020)	90,000	106,828
		13,371,055	1.1%
South Dakota
South Dakota Housing Development Authority:
3.375%, 05/01/2033 (Callable 05/01/2022)	415,000	428,309
3.500%, 11/01/2046 (Callable 11/01/2025)	2,240,000	2,375,744
		2,804,053	0.2%
Tennessee
County of Rutherford TN,
5.000%, 04/01/2021	1,955,000	2,292,726
Metropolitan Government Nashville & Davidson County Health & Educational Facilities,
0.000%, 06/01/2021 (ETM)	1,270,000	1,197,305
Shelby County Health Educational & Housing Facilities Board,
5.500%, 08/15/2019 (ETM)	2,375,000	2,559,443
Tennessee Housing Development Agency,
4.500%, 07/01/2028 (Callable 01/01/2020)	1,740,000	1,821,623
		7,871,097	0.6%
Texas
Alvin Independent School District/TX,
5.000%, 02/15/2027 (Callable 02/15/2026)(PSF Guaranteed)	8,110,000	10,304,404
Amarillo Independent School District,
5.000%, 02/01/2026 (Callable 02/01/2024)(PSF Guaranteed)	1,370,000	1,692,745
Arlington Higher Education Finance Corp.:
4.000%, 08/15/2024 (PSF Guaranteed)	1,025,000	1,190,404
5.000%, 08/15/2024 (PSF Guaranteed)	1,000,000	1,226,990
4.000%, 08/15/2026 (PSF Guaranteed)	640,000	754,029
5.000%, 08/15/2026 (PSF Guaranteed)	500,000	633,115
4.000%, 08/15/2027 (Callable 08/15/2026)(PSF Guaranteed)	865,000	1,003,997
5.000%, 02/15/2028 (Callable 02/15/2025)(PSF Guaranteed)	1,675,000	2,055,744
4.000%, 08/15/2028 (Callable 08/15/2026)(PSF Guaranteed)	850,000	978,444
5.000%, 08/15/2033 (Callable 08/15/2024)(PSF Guaranteed)	1,460,000	1,739,648
Burleson Independent School District,
5.000%, 08/01/2025 (PSF Guaranteed)	1,240,000	1,582,054
City of Austin TX Water & Wastewater System Revenue,
5.000%, 11/15/2024 (Callable 11/15/2022)	3,000,000	3,653,970
City of El Paso TX Water & Sewer Revenue,
4.000%, 03/01/2028 (Callable 03/01/2026)	1,000,000	1,154,920
City of Houston TX Combined Utility System Revenue:
0.000%, 12/01/2019 (ETM)(Insured by AGM)	13,355,000	12,860,197
5.500%, 12/01/2024 (ETM)	1,735,000	2,212,524
5.500%, 12/01/2029 (ETM)	16,050,000	22,190,409
City of Lubbock TX,
5.000%, 02/15/2021 (Pre-refunded to 02/15/2018)(Insured by AGM)	3,425,000	3,613,546
City of San Antonio TX Electric & Gas Systems Revenue,
5.650%, 02/01/2019 (ETM)	9,765,000	10,452,847
Conroe Independent School District:
5.000%, 02/15/2022 (Callable 02/15/2021)(PSF Guaranteed)	1,000,000	1,174,480
5.000%, 02/15/2023 (Callable 02/15/2021)(PSF Guaranteed)	2,680,000	3,145,087
County of Harris TX:
5.750%, 10/01/2020 (Pre-refunded to 10/01/2018)	175,000	191,875
5.000%, 10/01/2026 (Callable 10/01/2025)	4,155,000	5,321,392
5.000%, 08/15/2027 (Callable 08/15/2022)	3,480,000	4,205,963
5.750%, 10/01/2028 (Pre-refunded to 10/01/2018)	6,930,000	7,598,260
Dallas Independent School District,
5.000%, 02/15/2020 (PSF Guaranteed)	2,410,000	2,728,674
DeSoto Independent School District,
5.000%, 08/15/2032 (Callable 08/15/2025)(Insured by BAM)	1,080,000	1,300,039
Ennis Independent School District,
5.000%, 08/15/2025 (PSF Guaranteed)	1,145,000	1,462,154
Fort Bend Independent School District,
5.000%, 08/15/2024 (PSF Guaranteed)	1,655,000	2,087,187
Georgetown Independent School District,
4.000%, 02/15/2020 (PSF Guaranteed)	1,900,000	2,090,570
Godley Independent School District,
5.000%, 02/15/2023 (PSF Guaranteed)	1,445,000	1,761,498
Goose Creek Consolidated Independent School District,
5.000%, 02/15/2021 (PSF Guaranteed)	1,050,000	1,222,914
Harlingen Consolidated Independent School District:
5.000%, 08/15/2024 (PSF Guaranteed)	2,810,000	3,539,054
5.000%, 08/15/2025 (PSF Guaranteed)	1,430,000	1,826,096

Harris County Health Facilities Development Corp.:
5.500%, 10/01/2019 (ETM)	4,780,000	5,135,345
5.750%, 07/01/2027 (ETM)	5,000,000	6,462,750
Houston Higher Education Finance Corp.:
5.000%, 02/15/2020 (PSF Guaranteed)	1,000,000	1,122,340
5.000%, 02/15/2026 (Callable 02/15/2024)(PSF Guaranteed)	1,030,000	1,250,719
Humble Texas Independent School District,
5.000%, 02/15/2021 (PSF Guaranteed)	1,500,000	1,745,625
Irving Independent School District,
5.000%, 02/15/2025 (Callable 08/15/2024)(PSF Guaranteed)	1,250,000	1,573,250
Katy Independent School District,
5.000%, 02/15/2020 (PSF Guaranteed)	4,635,000	5,251,177
Keller Independent School District/TX:
5.000%, 02/15/2022 (PSF Guaranteed)	1,370,000	1,634,013
5.000%, 02/15/2023 (PSF Guaranteed)	3,340,000	4,078,407
Killeen Independent School District,
4.000%, 02/15/2024 (Callable 02/15/2021)(PSF Guaranteed)	1,145,000	1,273,068
La Porte Independent School District/TX,
5.000%, 02/15/2025 (PSF Guaranteed)	1,080,000	1,372,086
Lamar Consolidated Independent School District:
5.000%, 02/15/2026 (Callable 02/15/2025)(PSF Guaranteed)	5,860,000	7,355,999
5.000%, 02/15/2027 (Callable 02/15/2025)(PSF Guaranteed)	2,550,000	3,187,449
Llano Independent School District,
5.000%, 02/15/2024 (Callable 02/15/2023)(PSF Guaranteed)	1,265,000	1,541,213
Lower Colorado River Authority,
4.750%, 01/01/2028 (ETM)(Insured by AGM)	1,200,000	1,454,532
Lubbock Independent School District,
4.000%, 02/15/2022 (Callable 02/15/2020)(PSF Guaranteed)	1,000,000	1,093,340
Mansfield Independent School District:
5.000%, 02/15/2023 (PSF Guaranteed)	1,725,000	2,107,536
5.000%, 02/15/2024 (PSF Guaranteed)	1,905,000	2,375,516
Mesquite Independent School District:
5.000%, 08/15/2024 (PSF Guaranteed)	1,425,000	1,786,309
5.000%, 08/15/2025 (PSF Guaranteed)	2,600,000	3,302,962
5.000%, 08/15/2025 (PSF Guaranteed)	1,500,000	1,905,555
Montgomery County Health Facilities Development Corp.,
0.000%, 07/15/2023 (ETM)	200,000	181,710
New Caney Independent School District:
5.000%, 02/15/2023 (PSF Guaranteed)	1,000,000	1,221,760
5.000%, 02/15/2024 (PSF Guaranteed)	1,030,000	1,285,213
North East Independent School District/TX:
5.000%, 08/01/2021 (PSF Guaranteed)	6,095,000	7,186,310
5.000%, 08/01/2023 (PSF Guaranteed)	5,805,000	7,172,890
5.000%, 02/01/2024 (PSF Guaranteed)	2,930,000	3,659,277
1.420%, 08/01/2040 (Callable 02/01/2017)(Mandatory Tender Date 08/01/2021)(PSF Guaranteed) (1)	1,650,000	1,646,155
North Texas Municipal Water District,
5.000%, 06/01/2026	4,560,000	5,885,273
North Texas Tollway Authority:
5.125%, 01/01/2028 (Pre-refunded to 01/01/2018)	70,000	73,617
0.000%, 09/01/2043 (Callable 09/01/2031)	1,400,000	1,525,090
0.000%, 09/01/2045 (Callable 09/01/2031)	200,000	237,814
Northside Independent School District:
5.000%, 08/15/2025 (PSF Guaranteed)	1,000,000	1,276,040
2.000%, 06/01/2046 (Mandatory Tender Date 06/01/2021)(PSF Guaranteed) (1)	1,450,000	1,494,500
Pasadena Independent School District,
5.000%, 02/15/2022 (Callable 02/15/2021)(PSF Guaranteed)	1,115,000	1,300,168
Pflugerville Independent School District,
5.000%, 02/15/2025 (Callable 02/15/2024)(PSF Guaranteed)	1,000,000	1,246,200
Pharr San Juan Alamo Independent School District TX,
5.000%, 02/01/2028 (Callable 02/01/2025)(PSF Guaranteed)	4,895,000	6,066,373
Port Arthur Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	1,700,000	2,122,569
Retama Development Corp.,
8.750%, 12/15/2018 (ETM)	2,035,000	2,361,394
Sherman Independent School District/TX,
5.000%, 02/15/2026 (Callable 02/15/2024)(PSF Guaranteed)	1,775,000	2,191,078
Spring Independent School District,
5.000%, 08/15/2019 (Pre-refunded to 08/15/2018)(PSF Guaranteed)	1,020,000	1,098,377
State of Texas:
5.000%, 10/01/2018	6,285,000	6,787,926
5.000%, 08/01/2021	1,205,000	1,426,346
Tarrant County Health Facilities Development Corp.,
6.000%, 09/01/2024 (ETM)	6,745,000	8,105,197
Temple Independent School District/TX,
4.000%, 02/01/2022 (Callable 02/01/2021)(PSF Guaranteed)	1,120,000	1,254,198

Texas State Public Finance Authority Charter School Finance Corp.,
6.200%, 02/15/2040 (Pre-refunded to 02/15/2020)	380,000	443,494
The Lubbock Housing Finance Corp.,
8.000%, 10/01/2021 (ETM)	1,780,000	2,325,890
The University of Texas System,
5.000%, 08/15/2022	9,530,000	11,579,617
Tomball Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	5,865,000	7,445,911
Waco Independent School District:
5.000%, 08/15/2022 (PSF Guaranteed)	3,085,000	3,725,168
5.000%, 08/15/2023 (PSF Guaranteed)	3,090,000	3,810,712
Wichita Falls Independent School District,
5.000%, 02/01/2024 (PSF Guaranteed)	1,670,000	2,080,403
Wylie Independent School District/TX,
6.750%, 08/15/2023 (PSF Guaranteed)	1,010,000	1,372,550
Ysleta Independent School District:
5.000%, 08/15/2023 (Callable 08/15/2021)(PSF Guaranteed)	1,020,000	1,212,576
5.000%, 08/15/2025 (Callable 08/15/2024)(PSF Guaranteed)	1,545,000	1,935,437
		278,701,654	22.4%
Utah
Granite School District Board of Education:
5.000%, 06/01/2022 (Pre-refunded to 06/01/2021)	3,900,000	4,603,950
5.000%, 06/01/2023 (Pre-refunded to 06/01/2021)	1,750,000	2,065,875
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)	2,430,000	2,616,770
		9,286,595	0.7%
Virginia
City of Bristol VA,
5.500%, 11/01/2018 (ETM)(Insured by AGM)	1,095,000	1,162,846
Danville Industrial Development Authority,
5.250%, 10/01/2028 (ETM)(Insured by AMBAC)	1,500,000	1,820,160
Virginia Public School Authority,
6.250%, 12/01/2028 (Pre-refunded to 12/01/2018)	1,285,000	1,431,118
		4,414,124	0.4%
Washington
Grant & Douglas Counties School District No. 144-101 Quincy,
4.000%, 12/01/2027 (Callable 06/01/2026)	2,200,000	2,612,170
King County School District No. 414 Lake Washington,
4.000%, 12/01/2026 (Callable 06/01/2026)	3,250,000	3,954,958
Pierce County School District No. 320 Sumner:
4.000%, 12/01/2026 (Calllable 06/01/2026)	715,000	847,568
4.000%, 12/01/2027 (Callable 06/01/2026)	1,000,000	1,174,800
Snohomish County Public Utility District No. 1,
6.800%, 01/01/2020 (Callable 10/31/2016)(ETM)	3,605,000	3,941,310
Snohomish County School District No. 201 Snohomish,
4.000%, 12/01/2021 (Callable 12/01/2020)	4,500,000	5,042,250
Spokane County School District No. 356 Central Valley:
4.000%, 12/01/2027 (Callable 06/01/2026)	1,250,000	1,469,700
4.000%, 12/01/2028 (Callable 06/01/2026)	3,160,000	3,670,182
4.000%, 12/01/2029 (Callable 06/01/2026)	3,050,000	3,496,581
State of Washington:
5.000%, 01/01/2021	10,000,000	11,624,300
5.500%, 07/01/2023	5,040,000	6,185,542
Thurston & Pierce Counties Community Schools,
4.250%, 12/01/2021 (Callable 12/01/2020)	2,755,000	3,108,935
Walla Walla County WA School District No. 250 College Place,
5.000%, 12/01/2019	1,290,000	1,443,458
Washington Health Care Facilities Authority:
6.250%, 08/01/2028 (Pre-refunded to 08/01/2018)	1,355,000	1,484,931
6.125%, 11/15/2031 (Pre-refunded to 05/15/2021)	610,000	747,134
6.250%, 08/01/2036 (Pre-refunded to 08/01/2018)	8,100,000	8,876,709
6.250%, 11/15/2041 (Pre-refunded to 05/15/2021)	4,770,000	5,869,056
		65,549,584	5.3%
West Virginia
Ohio County Board of Education,
5.250%, 06/01/2018 (ETM)	1,130,000	1,210,196	0.1%

Wisconsin
Southeast Wisconsin Professional Baseball Park District,
0.000%, 12/15/2029 (ETM)	50,000	37,756
Wisconsin Center District,
4.000%, 12/15/2029 (Callable 06/15/2026)	2,185,000	2,508,118
Wisconsin Health & Educational Facilities Authority,
5.000%, 08/15/2027 (Pre-refunded to 08/15/2022)	1,500,000	1,823,550
Wisconsin Housing & Economic Development Authority,
3.500%, 09/01/2046 (Callable 09/01/2025) (3)	2,900,000	3,114,716
		7,484,140	0.6%
Total Municipal Bonds (Cost $1,177,821,952)		1,230,283,691	98.9%

	Shares
SHORT-TERM INVESTMENT
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.31% «	10,687,211	10,687,211
Total Short-Term Investment (Cost $10,687,211)		10,687,211	0.9%
Total Investments (Cost $1,188,509,163)		1,240,970,902	99.8%
Other Assets in Excess of Liabilities		3,107,021	0.2%
TOTAL NET ASSETS		$1,244,077,923	100.0%

Notes to Schedule of Investments
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
ETM	Escrowed to Maturity
BHAC	Berkshire Hathaway Assurance Corp.
FGIC-TCRS	Financial Guarantee Insurance Company
NPFGC	National Public Finance Guarantee Corp.
PSF	Texas Permanent School Fund
Q-SBLF	Qualified School Building Loan Fund
(1)	Variable or Floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities rates are as of September 30, 2016.
(2)
Auction Rate Security. An Auction Rate Security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(3)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
«	7-Day Yield

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, September 30, 2016 (Unaudited)
Summary of Fair Value Exposure at September 30, 2016 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of Sepember 30, 2016:

	Level 1	Level 2	Level 3	Total
Municipal Bonds
Municipal Bonds	$-	$1,230,283,691	$-	$1,230,283,691
Total Municipal Bonds	-	1,230,283,691	-	1,230,283,691

Short-Term Investment
Money Market Mutual Fund	10,687,211	-	-	10,687,211
Total Short-Term Investment	10,687,211	-	-	10,687,211

Total Investments	$10,687,211	$1,230,283,691	$-	$1,240,970,902

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
September 30, 2016 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
Municipal Bonds

Alabama
City of Birmingham AL:
0.000%, 03/01/2037 (Callable 03/01/2023)	$30,000	$33,151
0.000%, 03/01/2043 (Callable 03/01/2023)	260,000	285,053
County of Cullman AL Water Revenue,
3.000%, 05/01/2017 (Insured by BAM)	280,000	282,783
County of Jefferson AL,
1.502%, 01/01/2027 (Callable 10/27/2016)(Insured by AMBAC)(1)(2)	50,000	45,021
Industrial Development Board of the City of Mobile Alabama,
1.625%, 07/15/2034 (Mandatory Tender Date 10/02/2018)(1)	150,000	150,867
Jasper Water Works & Sewer Board, Inc.,
5.000%, 06/01/2024 (Callable 06/01/2021)	200,000	231,360
The University of Alabama,
5.000%, 09/01/2041 (Callable 10/31/2016)	100,000	100,278
Town of Mulga AL,
3.000%, 08/15/2018 (Insured by AGM)	200,000	207,770
		1,336,283	1.6%
Alaska
Alaska Housing Finance Corp.:
5.000%, 12/01/2029 (Callable 06/01/2024)	225,000	273,400
4.000%, 06/01/2040 (Callable 06/01/2021)	80,000	82,301
Alaska Municipal Bond Bank Authority,
5.000%, 08/01/2027 (Callable 08/01/2023)	500,000	595,905
City of Valdez AK,
5.000%, 01/01/2021	435,000	498,449
		1,450,055	1.7%
Arizona
Arizona Transportation Board,
5.000%, 07/01/2025 (Pre-refunded to 07/01/2019)	350,000	388,328
BluePath 2016-1 TE Trust,
2.750%, 09/01/2026 (Callable 08/27/2021)	500,000	498,700
City of El Mirage AZ,
5.000%, 07/01/2026 (Callable 07/01/2020)	400,000	452,892
City of Tucson AZ Water System Revenue,
5.000%, 07/01/2032 (Callable 07/01/2025)	500,000	612,960
Maricopa County Industrial Development Authority:
2.625%, 07/01/2021	250,000	252,165
4.000%, 07/01/2026	175,000	189,217
		2,394,262	2.9%
Arkansas
Arkansas Development Finance Authority,
3.000%, 07/01/2018	100,000	102,529
City of Conway AR Wasterwater Department,
5.000%, 10/01/2035 (Callable 04/01/2024)	185,000	214,628
City of Little Rock AR,
2.000%, 03/01/2038 (Callable 03/01/2021)	390,000	393,323
Pulaski County Public Facilities Board,
4.000%, 07/01/2017	380,000	387,231
		1,097,711	1.3%
California
Bay Area Toll Authority,
1.540%, 04/01/2047 (Callable 04/01/2019)(Mandatory Tender Date 10/01/2019)(1)	250,000	251,362
Beaumont Unified School District,
0.000%, 08/01/2041 (Callable 08/01/2026)(Insured by AGM)	525,000	564,406
Belmont-Redwood Shores CA School District,
0.000%, 08/01/2031 (Callable 08/01/2026)	75,000	75,565
California Health Facilities Financing Authority:
5.000%, 04/01/2020	300,000	329,121
4.000%, 03/01/2028 (Callable 03/01/2026)	1,000,000	1,168,820
California School Finance Authority:
3.000%, 08/01/2017	50,000	50,808
3.000%, 08/01/2017	300,000	304,848
California Statewide Communities Development Authority:
5.250%, 12/01/2027 (Pre-refunded to 12/01/2017)	35,000	36,809
1.347%, 04/01/2028 (1)(2)	200,000	174,225
City of Redding CA,
1.208%, 07/01/2022 (ETM)(1)(2)	150,000	141,417

College of the Sequoias Tulare Area Improvement District No. 3,
0.000%, 08/01/2041 (Callable 08/01/2026)(Insured by AGM)	40,000	42,619
Corona-Norca Unified School District,
0.000%, 08/01/2039 (Callable 08/01/2027)(Insured by AGM)	415,000	562,869
Dinuba Redevelopment Agency,
5.000%, 09/01/2028 (Callable 09/01/2024)(Insured by BAM)	330,000	395,911
East Bay Municipal Utility District Water System Revenue,
5.000%, 06/01/2033 (Callable 06/01/2024)	475,000	587,832
Encinitas Union School District/CA,
0.000%, 08/01/2030 (Callable 08/01/2025)	130,000	83,123
Imperial Community College District,
0.000%, 08/01/2040 (Callable 08/01/2030)(Insured by AGM)	120,000	140,300
Lake Elsinore Redevelopment Agency Successor Agency,
5.000%, 09/01/2027 (Callable 09/01/2025)(Insured by BAM)	275,000	341,734
Long Beach Bond Finance Authority:
5.250%, 11/15/2023	50,000	60,352
5.000%, 11/15/2029	50,000	62,375
Mount Diablo Unified School District/CA,
0.000%, 08/01/2035 (Callable 08/01/2025)(Insured by AGM)	380,000	357,082
Mountain View Los Altos Union High School District/CA,
0.000%, 08/01/2030	50,000	52,420
Redondo Beach Unified School District,
6.375%, 08/01/2034 (Callable 08/01/2026)	455,000	624,865
Rialto Unified School District,
0.000%, 08/01/2041 (Callable 08/01/2036)(Insured by AGM)	120,000	118,028
Riverside County Public Financing Authority,
5.000%, 10/01/2026 (Callable 10/01/2025)(Insured by AGM)	250,000	313,058
San Bernardino City Unified School District,
5.000%, 08/01/2027 (Callable 08/01/2023)(Insured by AGM)	450,000	536,630
San Diego Unified School District/CA,
4.000%, 07/01/2033 (Callable 07/01/2026)	500,000	570,960
State of California:
5.000%, 10/01/2029 (Callable 10/01/2024)	225,000	279,677
1.197%, 12/01/2029 (Callable 06/01/2018)(Mandatory Tender Date 12/03/2018)(1)	125,000	124,931
Twin Rivers Unified School District,
3.200%, 06/01/2035 (Callable 11/01/2016)(Mandatory Tender Date 06/01/2020)(Insured by AGM)(1)	150,000	150,159
Upland Unified School District,
0.000%, 08/01/2041 (Callable 08/01/2025)	60,000	63,064
West Hills Community College District,
0.000%, 08/01/2035 (Callable 08/01/2027)(Insured by AGM)	50,000	45,507
Westlands Water District,
5.000%, 09/01/2030 (Callable 09/01/2022)(Insured by AGM)	500,000	597,605
Wiseburn School District,
0.000%, 08/01/2036 (Callable 08/01/2031)(Insured by AGM)	50,000	44,846
		9,253,328	11.1%
Colorado
Bromley Park Metropolitan District No. 2,
4.250%, 12/01/2022 (Callable 12/01/2017)	300,000	301,836
Cathedral Pines Metropolitan District,
2.625%, 12/01/2021	250,000	248,020
City of Commerce City CO,
5.000%, 08/01/2027 (Callable 08/01/2026)(Insured by AGM)	215,000	272,035
Colorado Health Facilities Authority,
5.000%, 12/01/2042 (Callable 06/01/2022)	325,000	362,687
Denver Health & Hospital Authority,
5.000%, 12/01/2017 (Callable 12/01/2016)	250,000	251,598
E-470 Public Highway Authority,
2.590%, 09/01/2039 (Callable 03/01/2017)(Mandatory Tender Date 09/01/2017)(1)	110,000	110,333
Glen Metropolitan District No. 1,
2.500%, 12/01/2025 (Insured by BAM)	175,000	178,159
VDW Metropolitan District No. 2,
1.250%, 12/01/2018 (Insured by AGM)	115,000	114,756
		1,839,424	2.2%
Connecticut
Connecticut Housing Finance Authority,
4.000%, 11/15/2045 (Callable 05/15/2025)	700,000	755,209	0.9%
District of Columbia
District of Columbia,
5.250%, 07/15/2045 (Pre-refunded to 07/15/2018)(Insured by AGM)	100,000	107,598
District of Columbia Housing Finance Agency,
3.500%, 06/15/2023	535,000	557,454
Metropolitan Washington Airports Authority,
5.000%, 10/01/2033 (Callable 10/01/2025)	250,000	303,400
Metropolitan Washington Airports Authority Dulles Toll Road Revenue:
0.000%, 10/01/2041 (Callable 10/01/2026)	230,000	311,930
0.000%, 10/01/2044 (Callable 10/01/2028)	115,000	140,543

Washington Metropolitan Area Transit Authority,
5.250%, 07/01/2024 (Callable 07/01/2019)	50,000	55,511
		1,476,436	1.8%
Florida
City of Fort Myers FL,
4.000%, 12/01/2034 (Callable 12/01/2025)	200,000	221,474
City of Orlando FL:
5.250%, 11/01/2026 (Callable 05/01/2024)	500,000	629,655
5.000%, 10/01/2027 (Pre-refunded to 10/01/2020)	100,000	115,518
City of Port St Lucie FL,
4.500%, 05/01/2025 (Callable 05/01/2020)	80,000	81,078
County of Bay FL Water and Sewer System Revenue,
4.000%, 09/01/2018	250,000	263,582
County of Miami-Dade FL,
0.000%, 10/01/2034 (Callable 10/01/2029)	290,000	358,475
Florida Housing Finance Corp.,
4.000%, 07/01/2047 (Callable 07/01/2025)	350,000	384,531
Hollywood Community Redevelopment Agency,
5.000%, 03/01/2018	200,000	210,732
Martin County Health Facilities Authority,
5.000%, 11/15/2023	260,000	311,077
Palm Beach County Health Facilities Authority,
4.750%, 07/01/2025 (Callable 07/01/2020)(Insured by AGM)	130,000	145,102
Village Community Development District No. 7,
4.000%, 05/01/2021	250,000	274,495
		2,995,719	3.6%
Georgia
Bartow County Development Authority,
2.375%, 09/01/2029 (Mandatory Tender Date 08/10/2017)	400,000	404,252
Chatham County Hospital Authority,
5.000%, 01/01/2031 (Callable 01/01/2022)	150,000	173,647
City of Dahlonega GA Water & Sewer Revenue,
4.000%, 09/01/2021 (Insured by AGM)	200,000	223,258
Murray County School District,
4.000%, 10/01/2017	240,000	247,332
Private Colleges & Universities Authority,
5.000%, 10/01/2020	115,000	129,671
		1,178,160	1.4%
Illinois
Bureau County Township High School District No. 502,
6.625%, 10/01/2043 (Callable 12/01/2023)(Insured by BAM)	110,000	141,219
Champaign & Piatt Counties Community Unit School District No. 3,
5.000%, 10/01/2017 (Insured by AGM)	145,000	150,137
Chicago O'Hare International Airport:
5.000%, 01/01/2020 (Callable 01/01/2017)(Insured by AGM)	100,000	100,933
5.500%, 01/01/2031 (Callable 01/01/2021)	500,000	578,260
City of Chicago IL:
4.250%, 01/01/2019	175,000	184,720
5.000%, 01/01/2024	250,000	269,307
5.000%, 01/01/2026 (Callable 10/31/2016)(Insured by AGM)	60,000	60,200
City of Chicago IL Motor Fuel Tax Revenue,
5.000%, 01/01/2026 (Callable 01/01/2024)	250,000	270,460
City of Chicago IL Wastewater Transmission Revenue:
5.000%, 01/01/2018 (Insured by BHAC)	150,000	157,329
5.000%, 01/01/2023	170,000	197,601
5.000%, 01/01/2025 (Callable 01/01/2024)	110,000	131,479
City of Chicago IL Waterworks Revenue,
5.000%, 11/01/2028 (Callable 11/01/2018)(Insured by AGM)	450,000	474,444
Coles Cumberland Moultrie Etc Counties Community Unit School District No. 2,
4.000%, 12/01/2018 (Insured by BAM)	250,000	263,588
Cook County Community College District No. 508,
4.000%, 12/01/2016	130,000	130,558
Cook County Community Consolidated School District No. 65 Evanston,
0.000%, 12/01/2023	200,000	169,810
Cook County School District No. 143.5 Posen-Robbins,
1.500%, 12/01/2036 (Callable 10/21/2016)	500,000	500,740
Cook County School District No. 83 Mannheim,
5.625%, 06/01/2033	245,000	302,793
DeKalb County Community Unit School District No. 428 DeKalb,
0.000%, 01/01/2030 (Callable 07/01/2020)	300,000	154,305
Illinois Finance Authority:
4.000%, 11/15/2017	100,000	103,182
5.000%, 02/15/2021	100,000	111,890
5.250%, 02/15/2030 (Callable 02/15/2020)	200,000	223,582
5.000%, 08/01/2030 (Callable 08/01/2024)	250,000	299,845
1.716%, 05/01/2036 (Callable 11/01/2020)(Mandatory Tender Date 05/01/2021)(1)	300,000	300,459

Illinois State University,
5.000%, 04/01/2023 (Callable 04/01/2021)	440,000	494,186
Kankakee River Metropolitan Agency,
2.000%, 05/01/2017 (Insured by AGM)	100,000	100,392
Knox & Warren Counties Community Unit School District No. 205 Galesburg,
6.125%, 01/01/2036 (Callable 01/01/2021)	285,000	327,286
Ogle & Winnebago Counties Community Unit School District No. 223 Meridian:
5.000%, 12/01/2023 (Insured by BAM)	400,000	479,036
5.000%, 12/01/2024 (Insured by BAM)	100,000	119,478
Southern Illinois University,
2.050%, 04/01/2017	100,000	99,764
St Clair County Community Consolidated School District No. 90 O'Fallon,
0.000%, 12/01/2020	500,000	465,075
State of Illinois:
5.000%, 06/01/2019	400,000	429,048
5.000%, 01/01/2022 (Callable 01/01/2020)	215,000	230,160
5.000%, 01/01/2025 (Callable 10/31/2016)	225,000	225,922
Town of Cicero IL,
5.000%, 01/01/2019 (Insured by AGM)	400,000	427,680
Village of Cary IL,
1.500%, 03/01/2019 (Insured by BAM)	130,000	129,754
Village of Crestwood IL:
2.000%, 12/15/2018 (Insured by BAM)	225,000	227,369
4.500%, 12/15/2026 (Callable 12/15/2022)(Insured by BAM)	200,000	224,036
Village of Franklin Park IL,
5.000%, 04/01/2023 (Insured by BAM)	400,000	462,928
Will County IL School District No. 365 Valley View,
0.000%, 11/01/2021 (Insured by AGM)	260,000	235,628
		9,954,583	12.0%
Indiana
City of Rockport IN,
1.750%, 06/01/2025 (Mandatory Tender Date 06/01/2018)(1)	100,000	100,685
Indiana Bond Bank,
1.500%, 10/15/2022 (1)	100,000	95,659
Indiana Finance Authority,
5.500%, 08/15/2045 (Callable 08/15/2020)	165,000	183,492
South Gibson School Building Corp.,
5.000%, 01/10/2028 (Callable 07/10/2026)	400,000	500,708
		880,544	1.1%
Iowa
City of Coralville IA,
4.000%, 06/01/2019	100,000	105,785
Iowa Finance Authority,
3.500%, 09/01/2017	100,000	100,352
		206,137	0.2%
Kansas
State of Kansas Department of Transportation,
0.751%, 09/01/2019 (1)	115,000	114,261	0.1%
Kentucky
Kentucky Municipal Power Agency,
5.000%, 09/01/2037 (Pre-refunded to 09/01/2017)	85,000	88,072
Paducah Electric Plant Board,
5.000%, 10/01/2026 (Insured by AGM)	450,000	552,024
		640,096	0.8%
Louisiana
Louisiana Public Facilities Authority,
5.000%, 07/01/2017	50,000	51,483	0.1%
Maine
Maine State Housing Authority:
3.500%, 11/15/2045 (Callable 05/15/2025)	300,000	320,913
4.000%, 11/15/2045 (Callable 11/15/2025)	450,000	491,652
3.500%, 11/15/2046 (Callable 11/15/2025)	500,000	538,615
		1,351,180	1.6%
Massachusetts
Eaton Vance Municipal Bond Fund II,
1.890%, 07/01/2019 (Callable 01/01/2017)(1)	150,000	150,035
Massachusetts Development Finance Agency,
5.000%, 07/01/2017	340,000	347,891
Town of Ashburnham MA,
4.250%, 07/01/2021 (Callable 07/01/2018)	700,000	730,198
		1,228,124	1.5%
Michigan
City of Detroit MI Sewage Disposal System Revenue,
5.000%, 07/01/2039 (Callable 07/01/2022)(Insured by AGM)	155,000	176,035
City of Detroit MI Water Supply System Revenue:
4.250%, 07/01/2018	100,000	105,214
5.250%, 07/01/2041 (Callable 07/01/2021)	50,000	55,469

City of Wyandotte MI Electric System Revenue:
5.000%, 10/01/2016 (Insured by BAM)	105,000	105,000
5.000%, 10/01/2023 (Insured by BAM)	25,000	28,863
Hudsonville Public Schools,
4.000%, 05/01/2018 (Insured by Q-SBLF)	100,000	104,539
Michigan Finance Authority:
0.000%, 06/01/2021	500,000	529,320
5.000%, 07/01/2034 (Callable 07/01/2025)	250,000	290,470
Saginaw City School District,
5.000%, 05/01/2024 (Insured by Q-SBLF)	210,000	254,554
Warren Consolidated Schools:
5.000%, 05/01/2024	75,000	91,858
5.000%, 05/01/2025 (Insured by BAM)	300,000	372,441
Ypsilanti School District/MI,
4.000%, 05/01/2020 (Insured by Q-SBLF)	50,000	54,331
		2,168,094	2.6%
Minnesota
Western Minnesota Municipal Power Agency,
5.000%, 01/01/2033 (Callable 01/01/2024)	140,000	168,379	0.2%
Mississippi
City of Jackson MS Water & Sewer System Revenue,
4.000%, 09/01/2018 (Insured by BAM)	250,000	262,565
Mississippi Development Bank:
5.500%, 10/01/2019	550,000	610,995
6.750%, 12/01/2033 (Callable 12/01/2023)(Insured by AGM)	100,000	132,145
		1,005,705	1.2%
Missouri
County of Boone MO,
4.000%, 08/01/2019	250,000	266,917
Health & Educational Facilities Authority of the State of Missouri:
4.000%, 08/01/2018	100,000	104,218
4.000%, 08/01/2019	150,000	158,274
5.000%, 02/01/2024	50,000	59,605
Missouri Development Finance Board,
2.000%, 04/01/2017	130,000	130,435
Missouri Housing Development Commission,
3.700%, 11/01/2035 (Callable 05/01/2025)	250,000	262,945
State of Missouri Environmental Improvement & Energy Resources Authority,
1.120%, 12/01/2022 (Optional Put Date 09/30/2016)(1)(2)	500,000	451,052
State of Missouri Housing Development Commission,
3.500%, 05/01/2041 (Callable 11/01/2025)	250,000	269,358
		1,702,804	2.0%
Montana
Montana Board of Housing,
3.600%, 12/01/2030 (Callable 06/01/2022)	510,000	526,463	0.6%
Nebraska
County of Buffalo NE:
4.000%, 12/15/2029 (Callable 09/13/2021)	200,000	220,802
4.000%, 12/15/2030 (Callable 09/13/2021)	250,000	275,380
4.000%, 12/15/2031 (Callable 09/13/2021)	300,000	329,415
Douglas County Hospital Authority No. 2,
5.000%, 05/15/2019	150,000	164,119
		989,716	1.2%
Nevada
City of North Las Vegas NV:
2.000%, 12/01/2017	200,000	201,830
2.000%, 12/01/2018	200,000	202,708
		404,538	0.5%
New Jersey
City of Newark NJ,
5.000%, 09/01/2017	100,000	103,328
Landis Sewage Authority,
3.127%, 09/19/2019 (1)(2)	150,000	143,097
New Jersey Economic Development Authority:
4.000%, 06/15/2017	375,000	382,391
5.000%, 06/15/2023 (Insured by BAM)	275,000	326,824
New Jersey Health Care Facilities Financing Authority:
5.000%, 07/01/2025 (Insured by AGM)	200,000	247,340
4.500%, 11/15/2025 (Callable 11/15/2020)	150,000	168,384
5.000%, 07/01/2026 (Callable 07/01/2025)(Insured by AGM)	225,000	277,648
New Jersey Transportation Trust Fund Authority:
5.500%, 12/15/2017 (Insured by AGM)	185,000	194,517
5.250%, 12/15/2019	345,000	382,232
New Jersey Turnpike Authority,
5.000%, 01/01/2026 (Callable 01/01/2023)	500,000	604,505
		2,830,266	3.4%

New York
Build NYC Resource Corp.,
5.000%, 08/01/2023	200,000	239,066
County of Nassau NY:
5.000%, 07/01/2022 (Callable 07/01/2018)(Insured by AGM)	95,000	101,790
5.000%, 07/01/2022 (Callable 07/01/2018)(Insured by AGM)	5,000	5,328
JPMorgan Chase Putters/Drivers Trust,
0.930%, 08/01/2018 (Optional Put Date 09/30/2016)(1)	500,000	500,000
Metropolitan Transportation Authority,
1.049%, 11/01/2022 (Callable 10/27/2016)(Insured by AGM)(1)(2)	475,000	474,498
MTA Hudson Rail Yards Trust Obligations,
5.000%, 11/15/2046 (Callable 11/15/2019)	500,000	548,985
New York City Transit Auth/Metropolitan Transn Auth/Triborough Bridge & Tunnel:
1.436%, 01/01/2030 (Optional Put Date 10/31/2016)(Insured by AMBAC)(1)(2)	75,000	68,584
1.460%, 01/01/2030 (Optional Put Date 10/21/2016)(Insured by AMBAC)(1)(2)	75,000	66,514
New York City Transitional Finance Authority Future Tax Secured Revenue:
0.960%, 11/01/2022 (Optional Put Date 10/01/2016)(1)	250,000	250,000
5.000%, 02/01/2035 (Callable 02/01/2026)	500,000	608,930
New York City Water & Sewer System,
1.350%, 06/15/2032 (Callable 10/17/2016)(Optional Put Date 10/01/2016)(1)	400,000	400,000
New York State Dormitory Authority,
5.000%, 07/01/2023	150,000	181,176
Niskayuna Central School District,
1.630%, 03/15/2019	165,000	165,315
Port Authority of New York & New Jersey,
5.000%, 09/01/2031 (Callable 09/01/2024)	250,000	309,948
State of New York Mortgage Agency,
4.000%, 10/01/2046 (Callable 04/01/2025)	495,000	540,891
		4,461,025	5.4%
North Carolina
City of Raleigh NC,
5.000%, 02/01/2021 (Pre-refunded to 02/01/2017)	200,000	202,696
North Carolina Capital Facilities Finance Agency,
5.000%, 06/01/2022	150,000	173,685
North Carolina Medical Care Commission,
5.000%, 10/01/2019 (Callable 10/01/2017)	150,000	156,194
		532,575	0.6%
North Dakota
City of Hazen ND,
2.500%, 07/01/2017 (Callable 01/01/2017)	400,000	399,588
City of Mandan ND,
2.750%, 09/01/2041 (Callable 10/31/2016)	385,000	373,469
Jamestown Park District/ND,
2.900%, 07/01/2035 (Callable 01/01/2017)	500,000	500,035
North Dakota Housing Finance Agency,
3.500%, 07/01/2046 (Callable 01/01/2026)	500,000	537,035
Williston Parks & Recreation District,
3.250%, 03/01/2032 (Callable 10/17/2016)	75,000	74,981
		1,885,108	2.3%
Ohio
American Municipal Power, Inc.,
5.250%, 02/15/2027 (Callable 02/15/2022)	245,000	292,432
City of Bowling Green OH,
4.500%, 06/01/2019	150,000	159,718
City of Cleveland OH,
5.000%, 10/01/2023	430,000	525,671
City of Cleveland OH Airport System Revenue,
5.000%, 01/01/2025 (Insured by AGM)	100,000	123,107
City of Hamilton OH Wastewater System Revenue,
5.000%, 10/01/2025 (Insured by BAM)	320,000	406,765
City of Toledo OH,
4.000%, 12/01/2017 (Insured by AGM)	200,000	206,874
Clear Fork Valley Local School District,
4.000%, 12/01/2028 (Callable 12/01/2023)	200,000	223,570
Clermont County Port Authority,
5.000%, 12/01/2023 (Insured by BAM)	300,000	365,976
County of Crawford OH,
1.430%, 11/01/2017 (Callable 05/01/2017)	300,000	300,339
County of Licking OH:
4.000%, 12/01/2026 (Callable 12/01/2021)	105,000	117,642
4.000%, 12/01/2027 (Callable 12/01/2021)	60,000	67,098
4.000%, 12/01/2028 (Callable 12/01/2021)	250,000	278,655
4.000%, 12/01/2030 (Callable 12/01/2021)	290,000	321,726
Lancaster Port Authority,
0.971%, 08/01/2019 (Callable 02/01/2019)(1)	200,000	198,300
Ohio Turnpike & Infrastructure Commission,
0.000%, 02/15/2034 (Callable 02/15/2031)	540,000	531,376

State of Ohio,
5.000%, 11/15/2028 (Callable 05/15/2023)	225,000	271,710
Summit County Development Finance Authority,
3.000%, 05/15/2017	100,000	100,884
		4,491,843	5.4%
Oklahoma
Oklahoma City Industrial & Cultural Facilities Trust,
1.488%, 06/01/2019 (Optional Put Date 09/30/2016)(1)(2)	150,000	148,463
Oklahoma Water Resources Board,
5.000%, 10/01/2028 (Callable 10/01/2024)	180,000	224,044
		372,507	0.4%
Pennsylvania
Bethlehem Area School District,
5.000%, 10/15/2017	115,000	119,764
Bethlehem Parking Authority,
2.000%, 10/01/2018	250,000	252,145
New Castle Sanitation Authority,
2.000%, 06/01/2017 (Insured by BAM)	320,000	321,706
Northampton County General Purpose Authority,
2.240%, 08/15/2043 (Callable 02/15/2020)(Mandatory Tender Date 08/15/2020)(1)	65,000	65,357
Pennsylvania Housing Finance Agency,
3.500%, 10/01/2046 (Callable 10/01/2025)	550,000	587,378
Pennsylvania Turnpike Commission:
5.000%, 12/01/2023 (Pre-refunded to 12/01/2019)	200,000	224,786
0.000%, 12/01/2028	275,000	306,834
0.000%, 12/01/2030 (Callable 12/01/2027)	205,000	257,740
0.000%, 12/01/2030 (Callable 12/01/2027)	205,000	255,426
Reading School District,
5.000%, 02/01/2023	230,000	276,225
Township of Abington PA,
2.375%, 11/15/2016 (Callable 10/31/2016)	320,000	320,387
West Mifflin Sanitary Sewer Municipal Authority,
4.000%, 08/01/2020 (Insured by BAM)	125,000	137,053
		3,124,801	3.8%
Puerto Rico
Commonwealth of Puerto Rico:
4.700%, 07/01/2017	25,000	25,501
4.750%, 07/01/2018	60,000	61,615
5.500%, 07/01/2018	200,000	211,016
Puerto Rico Public Finance Corp.,
5.500%, 08/01/2027 (ETM)(Insured by AMBAC)	500,000	656,985
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
0.000%, 08/01/2042	195,000	46,377
		1,001,494	1.2%
Rhode Island
Providence Public Buildings Authority,
5.125%, 06/15/2021 (Insured by AGM)	95,000	103,840
Rhode Island Housing & Mortgage Finance Corp./RI:
0.800%, 04/01/2044 (Callable 04/01/2017)(Mandatory Tender Date 10/01/2017)(1)	75,000	74,930
1.050%, 10/01/2044 (Callable 10/01/2017)(Mandatory Tender Date 04/01/2018)(1)	150,000	149,658
3.500%, 10/01/2046 (Callable 04/01/2025)	150,000	157,610
		486,038	0.6%
South Carolina
County of Florence SC,
5.000%, 11/01/2033 (Callable 11/01/2024)	250,000	292,042
Scago Educational Facilities Corp. for Spartanburg School District No. 1,
2.000%, 06/01/2017	75,000	75,464
Scago Educational Facilities Corp. for Union School District,
5.000%, 12/01/2023 (Insured by BAM)	500,000	601,750
South Carolina Jobs-Economic Development Authority,
6.500%, 08/01/2039 (Callable 08/01/2021)(Insured by AGM)	60,000	72,782
Sumter Two School Facilities, Inc.,
5.000%, 12/01/2023 (Insured by BAM)	200,000	242,038
University of South Carolina,
5.000%, 05/01/2023	140,000	170,752
		1,454,828	1.8%
South Dakota
South Dakota Health & Educational Facilities Authority,
5.000%, 09/01/2028 (Callable 09/01/2020)	325,000	367,591
South Dakota Housing Development Authority,
3.500%, 11/01/2046 (Callable 11/01/2025)	500,000	530,300
		897,891	1.1%
Tennessee
Knox County Health Educational & Housing Facility Board,
5.000%, 01/01/2026 (Callable 01/01/2023)	145,000	169,188
Tennessee Energy Acquisition Corp.,
5.625%, 09/01/2026	50,000	59,753

Tennessee Housing Development Agency:
4.000%, 07/01/2043 (Callable 01/01/2023)	85,000	90,198
4.000%, 07/01/2045 (Callable 01/01/2025)	210,000	227,186
		546,325	0.7%
Texas
Allen Independent School District,
5.000%, 02/15/2023 (PSF Guaranteed)	350,000	428,571
Arlington Higher Education Finance Corp.:
4.000%, 08/15/2028 (Callable 08/15/2026)(PSF Guaranteed)	250,000	285,640
4.000%, 08/15/2029 (Callable 08/15/2026)(PSF Guaranteed)	200,000	225,140
City of Dallas TX,
5.000%, 02/15/2029 (Callable 02/15/2025)	205,000	252,308
City of Round Rock TX:
4.000%, 12/01/2022	280,000	318,710
4.000%, 12/01/2024	205,000	236,875
Clifton Higher Education Finance Corp.,
5.000%, 08/15/2018	180,000	192,031
Crane County Water District,
5.000%, 02/15/2023	250,000	297,875
Culberson County-Allamoore Independent School District,
4.000%, 02/15/2036 (Callable 08/15/2022)(PSF Guaranteed)	200,000	215,238
Dallas County Flood Control District No. 1,
5.000%, 04/01/2017	250,000	253,875
Harris County Cultural Education Facilities Finance Corp.:
5.000%, 12/01/2026 (Callable 12/01/2024)	100,000	123,742
5.000%, 12/01/2035 (Callable 12/01/2022)	350,000	404,376
Harris County Municipal Utility District No. 390:
2.000%, 04/01/2018 (Insured by BAM)	140,000	141,565
2.000%, 04/01/2019 (Insured by BAM)	375,000	377,273
Harris County Municipal Utility District No. 419,
3.000%, 09/01/2017 (Insured by AGM)	200,000	203,542
Harris County Municipal Utility District No. 71,
4.000%, 09/01/2028 (Callable 09/01/2023)(Insured by BAM)	250,000	275,645
Lower Colorado River Authority,
5.000%, 05/15/2023	200,000	244,462
Mesquite Independent School District,
5.000%, 08/15/2029 (Callable 08/15/2025)(PSF Guaranteed)	500,000	624,000
Millsap Independent School District,
0.000%, 02/15/2018 (Callable 11/01/2025)	125,000	122,400
New Hope Cultural Education Facilities Finance Corp.:
1.000%, 02/01/2018 (Callable 08/01/2017)	200,000	199,764
3.000%, 07/01/2019	125,000	128,583
4.000%, 04/01/2020	175,000	188,270
North East Independent School District/TX,
1.420%, 08/01/2040 (Callable 02/01/2017)(Mandatory Tender Date 08/01/2021)(PSF Guaranteed)(1)	500,000	498,835
North Texas Tollway Authority:
5.000%, 01/01/2024	100,000	123,304
0.000%, 09/01/2043 (Callable 09/01/2031)	225,000	245,104
0.000%, 09/01/2045 (Callable 09/01/2031)	325,000	386,448
SA Energy Acquisition Public Facility Corp.,
5.500%, 08/01/2022	100,000	119,325
Siena Municipal Utility District No. 1,
2.250%, 09/01/2018 (Insured by BAM)	75,000	76,937
Spring Meadows Municipal Utility District,
4.000%, 09/01/2028 (Callable 09/01/2023)	290,000	329,234
Tarrant County Cultural Education Facilities Finance Corp.,
2.100%, 11/15/2017	200,000	201,868
Texas Municipal Gas Acquisition & Supply Corp. II,
1.270%, 09/15/2017 (1)	55,000	54,844
Texas Municipal Gas Acquisition & Supply Corp. III,
5.000%, 12/15/2026 (Callable 12/15/2022)	190,000	220,645
Trinity River Authority LLC Ten Mile Creek System Revenue,
4.000%, 08/01/2029 (Callable 08/01/2026)	290,000	330,107
Trophy Club Public Improvement District No. 1,
0.000%, 06/01/2017 (Insured by AGM)	370,000	367,062
Viridian Municipal Management District,
6.000%, 12/01/2035 (Callable 12/01/2024)(Insured by BAM)	250,000	320,563
Washington County Junior College District,
5.000%, 10/01/2028 (Callable 04/01/2026)(Insured by BAM)	500,000	618,820
Woodlands Road Utility District No. 1,
3.800%, 10/01/2016 (Callable 08/01/2016)(Insured by AGM)	210,000	210,000
		9,842,981	11.8%
Utah
Salt Lake County Housing Authority,
1.100%, 02/01/2017	125,000	125,094
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)	485,000	522,277

Utah Transit Authority,
0.000%, 06/15/2026 (Pre-refunded to 06/15/2017)	100,000	63,809
		711,180	0.9%
Virgin Islands
Virgin Islands Public Finance Authority,
5.000%, 09/01/2020	400,000	442,824	0.5%
Virginia
Fredericksburg Economic Development Authority,
2.740%, 08/01/2038 (Callable 10/31/2016)(Mandatory Tender Date 02/01/2017)(1)	430,000	430,026	0.5%
Washington
Central Puget Sound Regional Transit Authority,
1.540%, 11/01/2045 (Callable 05/01/2018)(Mandatory Tender Date 11/01/2018)(1)	250,000	250,055
City of Tacoma WA Solid Waste Utility Revenue,
5.000%, 12/01/2027 (Callable 06/01/2026)	400,000	505,684
		755,739	0.9%
Wisconsin
State of Wisconsin,
5.000%, 05/01/2029 (Callable 05/01/2024)	350,000	429,783
Waukesha Housing Authority,
1.800%, 12/01/2042 (Callable 10/01/2016)(Optional Put Date 10/07/2016)(1)	235,000	235,000
West Allis West Milwaukee School District:
3.000%, 04/01/2019	130,000	130,869
4.000%, 04/01/2024 (Insured by AGM)	180,000	197,561
Wisconsin Center District:
5.000%, 12/15/2030 (Callable 12/15/2022)	395,000	451,331
4.000%, 12/15/2033 (Callable 06/15/2026)	125,000	140,820
Wisconsin Health & Educational Facilities Authority:
5.000%, 09/01/2018 (Callable 09/01/2017)	175,000	180,889
5.000%, 07/01/2024	50,000	60,108
5.000%, 07/01/2026 (Callable 07/01/2024)	50,000	59,480
5.000%, 12/15/2030 (Callable 12/15/2024)	350,000	418,180
5.000%, 09/15/2037 (Callable 09/15/2022)	250,000	277,465
5.250%, 10/15/2039 (Callable 10/15/2026)	145,000	163,728
		2,745,214	3.3%
Total Municipal Bonds (Cost $80,658,017)		82,681,359	98.8%

	Shares
SHORT-TERM INVESTMENT
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.31% «	1,113,373	1,113,373
Total Short-Term Investment (Cost $1,113,373)		1,113,373	1.3%
Total Investments (Cost $81,771,390)		83,794,732	100.1%
Liabilities in Excess of Other Assets		(594,800)	(0.1)%
TOTAL NET ASSETS		$83,199,932	100.0%

Notes to Schedule of Investments
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
ETM	Escrowed to Maturity
PSF	Texas Permanent School Fund
Q-SBLF	Qualified School Building Loan Fund
(1)	Variable or Floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities rates are as of September 30, 2016.
(2)
Auction Rate Security. An Auction Rate Security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(3)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
«	7-Day Yield

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, September 30, 2016 (Unaudited)
Summary of Fair Value Exposure at September 30, 2016 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Municipal Bonds
Municipal Bonds	$-	$82,681,359	$-	$82,681,359
Total Municipal Bonds	-	82,681,359	-	82,681,359

Short-Term Investment
Money Market Mutual Fund	1,113,373	-	-	1,113,373
Total Short-Term Investment	1,113,373	-	-	1,113,373

Total Investments	$1,113,373	$82,681,359	$-	$83,794,732

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird LargeCap Fund
Schedule of Investments September 30, 2016 (Unaudited)
Common Stocks			% of
	Shares	Value	Net Assets
Aerospace & Defense
The Boeing Co.	4,790	$631,035	1.7%
Airlines
Alaska Air Group, Inc.	3,079	202,783	0.5%
American Airlines Group, Inc.	6,438	235,695	0.6%
United Continental Holdings, Inc. *	2,670	140,095	0.4%
		578,573	1.5%
Auto Components
Delphi Automotive PLC f	1,089	77,667	0.2%
Lear Corp.	5,177	627,556	1.7%
		705,223	1.9%
Automobiles
Ford Motor Co.	50,568	610,356	1.6%
General Motors Co.	2,403	76,343	0.2%
Harley-Davidson, Inc.	7,540	396,529	1.0%
		1,083,228	2.8%
Banks
Fifth Third Bancorp	4,509	92,254	0.3%
J.P. Morgan Chase & Co.	8,653	576,203	1.5%
PNC Financial Services Group, Inc.	3,531	318,108	0.8%
U.S. Bancorp	4,531	194,335	0.5%
Wells Fargo & Co.	8,750	387,450	1.0%
		1,568,350	4.1%
Beverages
The Coca-Cola Co.	17,318	732,898	1.9%
Coca-Cola European Partners PLC f	1,619	64,598	0.2%
Dr Pepper Snapple Group, Inc.	659	60,173	0.2%
PepsiCo, Inc.	7,719	839,596	2.2%
		1,697,265	4.5%
Biotechnology
AbbVie, Inc.	13,541	854,031	2.2%
Amgen, Inc.	4,724	788,010	2.1%
Biogen, Inc. *	473	148,063	0.4%
Celgene Corp. *	5,118	534,985	1.4%
United Therapeutics Corp. *	432	51,011	0.1%
		2,376,100	6.2%
Capital Markets
Ameriprise Financial, Inc.	5,337	532,472	1.4%
SEI Investments Co.	3,780	172,406	0.5%
		704,878	1.9%
Chemicals

LyondellBasell Industries NV - Class A f	7,772	626,890	1.6%
Monsanto Co.	564	57,641	0.1%
The Mosaic Co.	2,488	60,856	0.2%
Westlake Chemical Corp.	2,796	149,586	0.4%
		894,973	2.3%
Communications Equipment
Cisco Systems, Inc.	10,595	336,074	0.9%
F5 Networks, Inc. *	4,163	518,876	1.3%
QUALCOMM Incorporated	3,284	224,954	0.6%
		1,079,904	2.8%
Consumer Finance
Ally Financial, Inc.	4,266	83,059	0.2%
American Express Co.	7,298	467,364	1.2%
Discover Financial Services	12,507	707,271	1.9%
Synchrony Financial	19,735	552,580	1.4%
		1,810,274	4.7%
Containers & Packaging
International Paper Co.	2,955	141,781	0.4%
Packaging Corp of America	1,048	85,160	0.2%
Sealed Air Corp.	1,757	80,506	0.2%
		307,447	0.8%
Diversified Consumer Services
H&R Block, Inc.	6,754	156,355	0.4%
Diversified Financial Services
Msci, Inc.	5,154	432,627	1.1%
Diversified Telecommunication Services
AT&T, Inc.	12,205	495,645	1.3%
Electrical Equipment
Emerson Electric Co.	3,869	210,899	0.5%
Rockwell Automation, Inc.	6,774	828,731	2.2%
		1,039,630	2.7%

Energy Equipment & Services
FMC Technologies, Inc. *	7,553	224,098	0.6%
Food & Staples Retailing
The Kroger Co.	2,584	76,693	0.2%
Rite Aid Corp. *	5,849	44,979	0.1%
Sysco Corporation	1,579	77,387	0.2%
Wal-Mart Stores, Inc.	1,530	110,343	0.3%
		309,402	0.8%
Food Products
Campbell Soup Co.	2,510	137,297	0.4%
Ingredion, Inc.	4,148	551,933	1.4%
Mead Johnson Nutrition Co.	983	77,667	0.2%
		766,897	2.0%
Gas Utilities
UGI Corp.	12,194	551,657	1.4%
Health Care Equipment & Supplies
ResMed, Inc. *	4,152	269,008	0.7%
Varian Medical Systems, Inc. *	3,633	361,593	1.0%
		630,601	1.7%
Health Care Providers & Services
AmerisourceBergen Corporation	655	52,911	0.1%
Hotels, Restaurants & Leisure
McDonald's Corp.	916	105,670	0.3%
Wyndham Worldwide Corp.	5,828	392,399	1.0%
		498,069	1.3%
Household Products
The Procter & Gamble Co.	4,912	440,852	1.2%
Independent Power and Renewable Electricity Producers
The AES Corp.	40,045	514,578	1.4%
Insurance
Aflac, Inc.	4,274	307,172	0.8%
The Progressive Corp.	11,284	355,446	0.9%
The Travelers Companies, Inc.	514	58,879	0.2%
		721,497	1.9%
Internet & Catalog Retail
Expedia, Inc.	1,308	152,670	0.4%
Internet Software & Services
Alphabet, Inc. *	1,171	941,554	2.5%
IT Services
Global Payments, Inc.	3,702	284,166	0.7%
International Business Machines Corp.	2,010	319,288	0.8%
MasterCard, Inc. - Class A	972	98,920	0.3%
Visa, Inc. - Class A	2,116	174,993	0.5%
The Western Union Co.	13,402	279,030	0.7%
		1,156,397	3.0%
Leisure Products
Hasbro, Inc.	1,995	158,263	0.4%
Life Sciences Tools & Services
Waters Corp. *	3,401	539,024	1.4%
Machinery
Caterpillar, Inc.	4,830	428,759	1.1%
Cummins, Inc.	1,739	222,853	0.6%
Deere & Co.	4,406	376,052	1.0%
		1,027,664	2.7%
Media
Omnicom Group, Inc.	4,704	399,840	1.1%
Scripps Networks Interactive, Inc. - Class A	4,303	273,197	0.7%
		673,037	1.8%
Multiline Retail
Macy's, Inc.	1,558	57,724	0.2%
Nordstrom, Inc.	1,495	77,561	0.2%
		135,285	0.4%
Oil, Gas & Consumable Fuels
Marathon Petroleum Corp.	3,499	142,025	0.4%
Tesoro Corp.	2,197	174,793	0.4%
Valero Energy Corp.	5,415	286,995	0.8%
		603,813	1.6%
Personal Products
Coty, Inc.	5,983	140,600	0.4%
Pharmaceuticals
Jazz Pharmaceuticals PLC * f	2,244	272,601	0.7%
Johnson & Johnson	5,286	624,435	1.6%
Merck & Co., Inc.	8,737	545,276	1.4%
Pfizer, Inc.	5,187	175,684	0.5%
		1,617,996	4.2%

Semiconductors & Semiconductor Equipment
Intel Corp.	18,723	706,793	1.8%
Micron Technology, Inc. *	12,773	227,104	0.6%
NVIDIA Corp.	12,158	833,066	2.2%
NXP Semiconductors NV * f	1,000	102,010	0.3%
Xilinx, Inc.	13,906	755,652	2.0%
		2,624,625	6.9%
Software
Akamai Technologies, Inc. *	4,310	228,387	0.6%
Cadence Design System, Inc. *	21,831	557,345	1.5%
Citrix Systems, Inc. *	2,016	171,803	0.4%
Intuit, Inc.	2,070	227,721	0.6%
Microsoft Corp.	20,181	1,162,426	3.0%
Oracle Corp.	15,236	598,470	1.6%
		2,946,152	7.7%
Specialty Retail
Best Buy Co., Inc.	5,720	218,390	0.6%
The Gap, Inc.	5,654	125,745	0.3%
		344,135	0.9%
Technology Hardware, Storage & Peripherals
Apple, Inc.	10,684	1,207,826	3.2%
NetApp, Inc.	2,407	86,219	0.2%
Seagate Technology PLC f	15,362	592,205	1.5%
		1,886,250	4.9%
Wireless Telecommunication Services
Sprint Corp. *	13,315	88,278	0.2%
Total Common Stocks
(Cost $32,238,384)		35,307,812	92.5%
Contingent Value Rights
Contingent Value Rights
Safeway CASA LEY CVR * ^ †	2,216	2,249	0.0%
Safeway PDC LLC CVR * ^ †	2,216	108	0.0%
Total Contingent Value Rights
(Cost $0)		2,357	0.0%
Exchange Traded Funds
Exchange Traded Funds
Energy
SPDR S&P Oil & Gas Exploration & Production ETF	7,925	304,795	0.8%
Funds, Trusts & Other Financial Vehicles
Vanguard Consumer Staples ETF	4,617	631,975	1.7%
Vanguard Financials ETF	13,202	651,651	1.7%
		1,283,626	3.4%
Total Exchange Traded Funds
(Cost $1,590,302)		1,588,421	4.2%
Short-Term Investment
Money Market Mutual Fund
Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class, 0.31% «	1,802,292	1,802,292	4.7%
Total Short Term Investment
(Cost $1,802,292)		1,802,292	4.7%
Total Investments
(Cost $35,630,978)		38,700,882	101.4%
Liabilities in Excess of Other Assets		(517,877)	(1.4)%
TOTAL NET ASSETS		$38,183,005	100.0%

Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
^	Illiquid Security
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
«	7-Day Yield

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird LargeCap Fund
Schedule of Investments, September 30, 2016 (Unaudited)
Summary of Fair Value Exposure at September 30, 2016 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Management has determined that these standards have no material impact on the Funds' financial statements. The fair value hierarchy is organized into three levels based upon the assumptions
(referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$35,307,812	$-	$-	$35,307,812
Total Equity	35,307,812	-	-	35,307,812

Contingent Value Rights
Contingent Value Rights	-	-	2,357	2,357
Total Contingent Value Rights	-	-	2,357	2,357

Exchange Traded Funds
Exchange Traded Funds	1,588,421	-	-	1,588,421
Total Exchange Traded Funds	1,588,421	-	-	1,588,421

Short-Term Investment
Money Market Mutual Fund	1,802,292	-	-	1,802,292
Total Short-Term Investment	1,802,292	-	-	1,802,292

Total Investments*	$38,698,525	$-	$-	$38,700,882

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2015	$2,357
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	-
Transfers in and/or out of Level 3 *	-
Balance as of September 30, 2016	$2,357

* Transfers between levels are recognized at the end of the reporting period.

Baird MidCap Fund
Schedule of Investments, September 30, 2016 (Unaudited)

Common Stocks			% of
	Shares	Value	Net Assets
Banks
East West Bancorp, Inc.	575,744	$21,135,562	1.7%
First Republic Bank/CA	183,103	14,119,073	1.1%
		35,254,635	2.8%
Beverages
Dr Pepper Snapple Group, Inc.	217,490	19,859,012	1.6%
Building Products
AO Smith Corp.	307,051	30,333,568	2.4%
Fortune Brands Home & Security, Inc.	530,007	30,793,407	2.4%
		61,126,975	4.8%
Capital Markets
Affiliated Managers Group, Inc. *	191,472	27,705,998	2.2%
Distributors
LKQ Corp. *	896,796	31,800,386	2.5%
Electrical Equipment
Acuity Brands, Inc.	126,350	33,432,210	2.6%
Rockwell Automation, Inc.	134,387	16,440,906	1.3%
		49,873,116	3.9%
Electronic Equipment, Instruments & Components
CDW Corp.	563,315	25,760,395	2.0%
Trimble Navigation Ltd. *	825,711	23,582,306	1.9%
		49,342,701	3.9%
Food & Staples Retailing
Casey's General Stores, Inc.	149,330	17,942,000	1.4%
Food Products
Mccormick & Co., Inc.	242,507	24,231,300	1.9%
Health Care Equipment & Supplies
The Cooper Cos., Inc.	128,753	23,080,263	1.8%
Edwards Lifesciences Corp. *	272,006	32,793,043	2.6%
IDEXX Laboratories, Inc. *	281,367	31,718,502	2.5%
Intuitive Surgical, Inc. *	42,918	31,108,254	2.5%
		118,700,062	9.4%
Health Care Providers & Services
Acadia Healthcare Co., Inc. *	290,232	14,380,995	1.1%
Laboratory Corp. of America Holdings *	191,970	26,392,036	2.1%
		40,773,031	3.2%
Health Care Technology
Veeva Systems, Inc. *	578,723	23,889,686	1.9%
Hotels, Restaurants & Leisure
Dominos Pizza, Inc.	144,071	21,877,181	1.7%
Household Durables
Harman International Industries, Inc.	160,154	13,525,005	1.1%
Household Products
Church & Dwight Co., Inc.	411,945	19,740,404	1.5%
IT Services
Alliance Data Systems Corp. *	125,356	26,892,623	2.1%
Euronet Worldwide, Inc. *	388,994	31,831,379	2.5%
Fiserv, Inc. *	366,786	36,484,203	2.9%
Gartner, Inc. *	245,553	21,719,163	1.7%
Genpact Ltd. * f	1,086,447	26,020,406	2.1%
		142,947,774	11.3%
Leisure Products
Hasbro, Inc.	348,480	27,644,918	2.2%
Machinery
Fortive Corp.	429,524	21,862,772	1.7%
Graco, Inc.	215,830	15,971,420	1.3%
The Middleby Corp. *	215,665	26,660,507	2.1%
Snap-on, Inc.	112,017	17,022,103	1.4%
WABCO Holdings, Inc. *	216,245	24,550,295	1.9%
		106,067,097	8.4%
Media
Cable One, Inc.	46,977	27,434,568	2.2%

Multiline Retail
Burlington Stores, Inc. *	264,729	21,448,344	1.7%
Dollar General Corp.	352,161	24,647,748	1.9%
Ollie's Bargain Outlet Holdings, Inc. *	576,409	15,107,680	1.2%
		61,203,772	4.8%
Oil, Gas & Consumable Fuels
Diamondback Energy, Inc. *	197,189	19,036,626	1.5%
Road & Rail
J.B. Hunt Transport Services, Inc.	209,118	16,967,835	1.3%
Semiconductors & Semiconductor Equipment
Monolithic Power Systems, Inc.	245,242	19,741,981	1.6%
Software
Akamai Technologies, Inc. *	326,026	17,276,118	1.4%
Blackbaud, Inc.	187,196	12,418,582	1.0%
Manhattan Associates, Inc. *	191,806	11,051,862	0.9%
Mobileye NV * f	257,670	10,969,012	0.9%
ServiceNow, Inc. *	262,771	20,798,325	1.6%
Synopsys, Inc. *	324,202	19,241,389	1.5%
Tyler Technologies, Inc. *	127,593	21,847,749	1.7%
The Ultimate Software Group, Inc. *	110,609	22,607,373	1.8%
		136,210,410	10.8%
Specialty Retail
O'Reilly Automotive, Inc. *	116,822	32,723,010	2.6%
Tractor Supply Co.	178,262	12,005,946	0.9%
		44,728,956	3.5%
Textiles, Apparel & Luxury Goods
Lululemon Athletica, Inc. *	242,756	14,803,261	1.2%
Trading Companies & Distributors
Fastenal Co.	308,824	12,902,667	1.0%
Watsco, Inc.	205,557	28,962,981	2.3%
		41,865,648	3.3%
Total Common Stocks
(Cost $999,689,139)		1,214,294,338	95.9%
Short-Term Investment
Money Market Mutual Fund
Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class, 0.31% «	57,455,905	57,455,905	4.5%
Total Short-Term Investment
(Cost $57,455,905)		57,455,905	4.5%
Total Investments
(Cost $1,057,145,044)		1,271,750,243	100.4%
Liabilities in Excess of Other Assets		(5,640,366)	(0.4)%
TOTAL NET ASSETS		$1,266,109,877	100.0%

Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
«	7-Day Yield

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird MidCap Fund
Schedule of Investments, September 30, 2016 (Unaudited)
Summary of Fair Value Exposure at September 30, 2016 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Management has determined that these standards have no material impact on the Fund's financial statements. The fair value hierarchy is organized into three levels based upon the assumptions
(referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$1,214,294,338	$-	$-	$1,214,294,338
Total Equity	1,214,294,338	-	-	1,214,294,338

Short-Term Investment
Money Market Mutual Fund	$57,455,905	-	-	57,455,905
Total Short-Term Investment	57,455,905	-	-	57,455,905

Total Investments*	$1,271,750,243	$-	$-	$1,271,750,243

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird Small/Mid Cap Value Fund
Schedule of Investments September 30, 2016 (Unaudited)

Common Stocks			% of
	Shares	Value	Net Assets
Aerospace & Defense
Hexcel Corp.	5,185	$229,696	2.3%
Auto Components
Motorcar Parts of America, Inc. *	8,641	248,688	2.4%
Banks
Renasant Corp.	8,209	276,069	2.7%
Commercial Services & Supplies
Deluxe Corp.	3,132	209,280	2.1%
Distributors
LKQ Corp. *	6,967	247,050	2.4%
Diversified Consumer Services
H&R Block, Inc.	6,751	156,286	1.5%
Electric Utilities
Avangrid, Inc.	6,427	268,520	2.6%
Pinnacle West Cap Corp.	4,051	307,836	3.0%
		576,356	5.6%
Food Products
B & G Foods, Inc.	8,101	398,407	3.9%
Pinnacle Foods, Inc.	6,103	306,188	3.0%
		704,595	6.9%
Health Care Equipment & Supplies
ICU Medical, Inc. *	2,052	259,332	2.6%
Health Care Providers & Services
Aceto Corp.	11,882	225,639	2.2%
Laboratory Corp. of America Holdings *	1,890	259,837	2.6%
Mednax, Inc. *	3,348	221,805	2.2%
		707,281	7.0%
Household Durables
ZAGG, Inc. *	29,542	239,290	2.4%
Household Products
Orchids Paper Products Co.	7,561	205,886	2.0%
Insurance
American Financial Group, Inc.	3,889	291,675	2.9%
Atlas Financial Holdings, Inc. * f	13,502	212,927	2.1%
		504,602	5.0%
Internet Software & Services
j2 Global, Inc.	3,943	262,643	2.6%
Stamps.com, Inc. *	2,131	201,401	2.0%
VeriSign, Inc. *	3,876	303,258	3.0%
		767,302	7.6%
Multiline Retail
Dollar Tree, Inc. *	2,322	183,275	1.8%
Multi-Utilities
Alliant Energy Corp.	8,641	331,036	3.3%
CMS Energy Corp.	7,291	306,295	3.0%
		637,331	6.3%
Real Estate Investment Trusts (REITs)
Agree Realty Corp.	6,211	307,072	3.0%
Blackstone Mortgage Trust, Inc.	9,613	283,103	2.8%
Healthcare Trust of America, Inc.	9,721	317,099	3.1%
LTC Properties, Inc.	7,399	384,673	3.8%
Mid-America Apartment Communities, Inc.	3,726	350,207	3.5%
Omega Healthcare Investors, Inc.	8,911	315,895	3.1%
Physicians Realty Trust	16,472	354,806	3.5%
		2,312,855	22.8%

Semiconductors & Semiconductor Equipment
Integrated Device Technology, Inc. *	7,669	177,154	1.7%
Silicon Motion Technology Corp. f	7,291	377,601	3.7%
		554,755	5.4%
Thrifts & Mortgage Finance
Bofi Holding, Inc. *	6,481	145,174	1.4%
Meta Financial Group, Inc.	5,833	353,539	3.5%
		498,713	4.9%
Wireless Telecommunication Services
Boingo Wireless, Inc. *	31,727	326,154	3.2%
Total Common Stocks
(Cost $9,477,568)		9,844,796	96.9%
Short-Term Investment
Money Market Mutual Fund
Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class, 0.31% «	359,085	359,085	3.5%
Total Short-Term Investment
(Cost $359,085)		359,085	3.5%
Total Investments
(Cost $9,836,653)		10,203,881	100.4%
Liabilities in Excess of Other Assets		(38,581)	(0.4)%
TOTAL NET ASSETS		$10,165,300	100.0%

Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
«	7-Day Yield

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird Small/Mid Cap Value Fund
Schedule of Investments, September 30, 2016 (Unaudited)
Summary of Fair Value Exposure at September 30, 2016 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Management has determined that these standards have no material impact on the Fund's financial statements. The fair value hierarchy is organized into three levels based upon the assumptions
(referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$9,844,796	$-	$-	$9,844,796
Total Equity	9,844,796	-	-	9,844,796

Short-Term Investment
Money Market Mutual Fund	359,085	-	-	$359,085
Total Short-Term Investment	359,085	-	-	359,085

Total Investments*	$10,203,881	$-	$-	$10,203,881

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird SmallCap Value Fund
Schedule of Investments September 30, 2016 (Unaudited)

Common Stocks			% of
	Shares	Value	Net Assets
Aerospace & Defense
Hexcel Corp.	12,967	$574,438	2.0%
Auto Components
Drew Industries, Inc.	6,884	674,769	2.4%
Motorcar Parts of America, Inc. *	29,456	847,744	3.0%
		1,522,513	5.4%
Banks
Renasant Corp.	22,573	759,130	2.6%
Building Products
Patrick Industries, Inc. *	10,806	669,108	2.3%
Commercial Services & Supplies
Deluxe Corp.	10,246	684,638	2.4%
Electric Utilities
Avangrid, Inc.	16,626	694,634	2.4%
Food Products
B & G Foods, Inc.	22,412	1,102,222	3.8%
Pinnacle Foods, Inc.	28,234	1,416,500	4.9%
		2,518,722	8.7%
Gas Utilities
South Jersey Industries, Inc.	33,459	988,714	3.4%
Health Care Equipment & Supplies
ICU Medical, Inc. *	7,524	950,883	3.3%
Health Care Providers & Services
Aceto Corp.	32,018	608,022	2.1%
PAREXEL International Corp. *	8,199	569,420	2.0%
		1,177,442	4.1%
Household Durables
ZAGG, Inc. *	118,306	958,279	3.3%
Household Products
Orchids Paper Products Co.	30,577	832,612	2.9%
Insurance
Atlas Financial Holdings, Inc. * f	52,029	820,497	2.9%
Internet Software & Services
j2 Global, Inc.	11,847	789,129	2.8%
Stamps.com, Inc. *	5,964	563,657	2.0%
		1,352,786	4.8%
Multi-Utilities
Alliant Energy Corp.	25,614	981,272	3.4%
Oil, Gas & Consumable Fuels
Navigator Holdings Ltd. * f	21,566	155,060	0.5%
Real Estate Investment Trusts (REITs)
Agree Realty Corp.	20,011	989,344	3.4%
Blackstone Mortgage Trust, Inc.	24,013	707,183	2.4%
Capstead Mortgage Corp.	84,047	792,563	2.8%
Healthcare Trust of America, Inc.	22,412	731,079	2.5%
LTC Properties, Inc.	21,292	1,106,971	3.9%
Omega Healthcare Investors, Inc.	25,095	889,618	3.1%
Physicians Realty Trust	44,825	965,531	3.4%
		6,182,289	21.5%
Semiconductors & Semiconductor Equipment
Integrated Device Technology, Inc. *	30,097	695,241	2.4%
Silicon Motion Technology Corp. f	20,011	1,036,369	3.6%
		1,731,610	6.0%
Thrifts & Mortgage Finance
Bofi Holding, Inc. *	32,148	720,115	2.5%
Capitol Federal Financial, Inc.	21,247	298,945	1.0%
Meta Financial Group, Inc.	16,009	970,306	3.4%
		1,989,366	6.9%

Water Utilities
Connecticut Water Service, Inc.	12,007	597,108	2.1%
Wireless Telecommunication Services
Boingo Wireless, Inc. *	89,596	921,047	3.2%
Total Common Stocks
(Cost $22,045,044)		27,062,148	94.1%
Short-Term Investment
Money Market Mutual Fund
Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class, 0.31% «	2,263,357	2,263,357	7.9%
Total Short-Term Investment
(Cost $2,263,357)		2,263,357	7.9%
Total Investments
(Cost $24,308,401)		29,325,505	102.0%
Liabilities in Excess of Other Assets		(583,553)	(2.0)%
TOTAL NET ASSETS		$28,741,952	100.0%

Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
«	7-Day Yield

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird SmallCap Value Fund
Schedule of Investments, September 30, 2016 (Unaudited)
Summary of Fair Value Exposure at September 30, 2016 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Management has determined that these standards have no material impact on the Fund's financial statements. The fair value hierarchy is organized into three levels based upon the assumptions
(referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$27,062,148	$-	$-	$27,062,148
Total Equity	27,062,148	-	-	27,062,148

Short-Term Investment
Money Market Mutual Fund	2,263,357	-	-	$2,263,357
Total Short-Term Investment	2,263,357	-	-	2,263,357

Total Investments*	$29,325,505	$-	$-	$29,325,505

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Chautauqua International Growth Fund
Schedule of Investments September 30, 2016 (Unaudited)
Common Stocks

			% of
	Shares	Value	Net Assets
Alternative Carriers
Iliad SA (France) ^	2,006	$421,135	3.2%
Apparel, Accessories & Luxury Goods
Lululemon Athletica, Inc. (Canada) *	7,473	455,704	3.5%
Application Software
Dassault Systemes (France) ^	1,098	95,318	0.7%
Asset Management & Custody Banks
Hargreaves Lansdown PLC (United Kingdom) ^	36,012	592,979	4.5%
Julius Baer Group Ltd. (Switzerland) ^	14,251	580,900	4.5%
		1,173,879	9.0%
Auto Parts & Equipment
Delphi Automotive PLC (Jersey)	4,691	334,562	2.6%
Cable & Satellite
Naspers Ltd. (South Africa) ^	2,126	367,953	2.8%
Data Processing & Outsourced Services
Wirecard AG (Germany) ^	12,687	659,058	5.0%
Diversified Banks
Banco Santander SA (Spain) ^	114,400	507,521	3.9%
Electronic Equipment & Instruments
Keyence Corp. (Japan) ^	317	232,263	1.8%
Health Care Equipment
Olympus Corp. (Japan) ^	13,200	460,962	3.5%
Integrated Oil & Gas
Galp Energia SGPS SA (Portugal) ^	24,349	332,655	2.5%
Internet Retail
Ctrip.com International Ltd. (Cayman Islands) *	20,162	938,945	7.2%
Internet Software & Services
NAVER Corp. (Republic of Korea) * ^	403	324,440	2.5%
Tencent Holdings Ltd. (Cayman Islands) ^	24,501	681,177	5.2%
		1,005,617	7.7%
IT Consulting & Other Services
Alibaba Group Holding Ltd. (Cayman Islands) *	7,471	790,358	6.0%
Life & Health Insurance
AIA Group Ltd. (Hong Kong) ^	59,241	398,381	3.0%
Oil & Gas - Exploration & Production
ENN Energy Holdings Ltd. (Cayman Islands) ^	48,384	236,864	1.8%
Oil & Gas Equipment & Services
Core Laboratories NV (Netherlands)	2,683	301,381	2.3%
Pharmaceuticals
Allergan PLC (Ireland) *	2,462	567,023	4.3%
Grifols SA (Spain)	26,289	419,835	3.2%
Novo Nordisk A/S (Denmark)	10,221	425,091	3.2%
Roche Holding AG (Switzerland) ^	2,047	508,677	3.9%
Sinopharm Group Co. Ltd. (China) ^	164,194	795,245	6.1%
		2,715,871	20.7%
Research & Consulting Services
Nielsen Holdings PLC (United Kingdom)	3,406	182,459	1.4%
Semiconductor Equipment
ASML Holding NV (Netherlands)	3,495	382,982	2.9%
Semiconductors
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	4,557	139,399	1.1%
Specialty Chemicals
Croda International PLC (United Kingdom) ^	7,344	331,391	2.5%

Trading Companies & Distributors
Bunzl PLC (United Kingdom) ^	4,643	136,913	1.0%
Total Common Stocks
(Cost $12,217,208)		12,601,571	96.1%
Short-Term Investment
Money Market Mutual Fund
Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class, 0.31% «	548,931	548,931	4.2%
Total Short-Term Investment
(Cost $548,931)		548,931	4.2%
Total Investments
(Cost $12,766,139)		13,150,502	100.3%
Liabilities in Excess of Other Assets		(34,241)	(0.3)%
TOTAL NET ASSETS		$13,116,261	100.0%

Notes to Schedule of Investments
* Non-Income Producing
^ Fair Valued Security - See Summary of Fair Value Exposure
« 7-Day Yield

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chautauqua International Growth Fund
Schedule of Investments, September 30, 2016 (Unaudited)
Summary of Fair Value Exposure at September 30, 2016 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Management has determined that these standards have no material impact on the Fund's financial statements. The fair value hierarchy is organized into three levels based upon the assumptions
(referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$4,937,739	$7,663,832	$-	$12,601,571
Total Equity	4,937,739	$7,663,832	-	12,601,571

Short-Term Investment
Money Market Mutual Fund	548,931	$-	-	$548,931
Total Short-Term Investment	548,931	$-	-	548,931

Total Investments*	$5,486,670	$7,663,832	$-	$13,150,502

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.
The Fund has retained an independent fair value pricing service to assist in valuing foreign securities in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the Fund calculates its NAV. The fair value pricing service uses statistical data based on historical performance of securities and markets, and other data in developing factors used to estimate fair value for that day.

 Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Chautauqua Global Growth Fund
Schedule of Investments September 30, 2016 (Unaudited)

Common Stocks			% of
	Shares	Value	Net Assets
Alternative Carriers
Iliad SA (France) ^	515	$108,118	1.6%
Apparel, Accessories & Luxury Goods
Lululemon Athletica, Inc. (Canada) *	3,270	199,405	3.0%
Application Software
Dassault Systemes (France) ^	557	48,354	0.7%
Asset Management & Custody Banks
Hargreaves Lansdown PLC (United Kingdom) ^	16,781	276,319	4.1%
Julius Baer Group Ltd. (Switzerland) ^	5,943	242,248	3.6%
		518,567	7.7%
Biotechnology
Regeneron Pharmaceuticals, Inc. (United States) *	670	269,353	4.0%
Cable & Satellite
Naspers Ltd. (South Africa) ^	641	110,940	1.6%
Communications Equipment
Palo Alto Networks, Inc. (United States) *	992	158,055	2.4%
Computer Hardware
Apple, Inc. (United States)	1,254	141,765	2.1%
Data Processing & Outsourced Services
Wirecard AG (Germany) ^	4,609	239,426	3.6%
Diversified Banks
Banco Santander SA (Spain) ^	39,049	173,236	2.6%
Electronic Equipment & Instruments
Keyence Corp. (Japan) ^	96	70,338	1.0%
Health Care Equipment
Athenahealth, Inc. (United States) *	1,094	137,975	2.0%
Olympus Corp. (Japan) ^	1,494	52,173	0.8%
		190,148	2.8%
Health Care Services
Celgene Corp. (United States) *	1,287	134,530	2.0%
Integrated Oil & Gas
Galp Energia SGPS SA (Portugal) ^	11,132	152,085	2.3%
Internet Retail
Amazon.com, Inc. (United States) *	308	257,891	3.9%
Ctrip.com International Ltd. (Cayman Islands) *	4,530	210,962	3.1%
Priceline.com, Inc. (United States) *	193	283,997	4.2%
		752,850	11.2%
Internet Software & Services
Alphabet, Inc. (United States) *	214	172,069	2.5%
NAVER Corp. (Republic of Korea) * ^	181	145,716	2.2%
Salesforce.com, Inc. (United States) *	738	52,642	0.8%
Tencent Holdings Ltd. (Cayman Islands) ^	7,623	211,935	3.2%
		582,362	8.7%
IT Consulting & Other Services
Alibaba Group Holding Ltd. (Cayman Islands) *	1,592	168,418	2.5%
MasterCard, Inc. - Class A (United States)	2,844	289,434	4.3%
		457,852	6.8%
Life & Health Insurance
AIA Group Ltd. (Hong Kong) ^	22,212	149,370	2.2%
Life Sciences Tools & Services
Illumina, Inc. (United States) *	1,890	343,337	5.1%
Oil & Gas Exploration & Production
Antero Resources Corp. (United States) *	4,222	113,783	1.7%
Pioneer Natural Resources Co. (United States)	384	71,290	1.1%
		185,073	2.8%
Other Diversified Financial Services
The Charles Schwab Corp. (United States)	8,067	254,675	3.8%
Personal Products
Amorepacific Corp. (Korea) ^	186	65,960	1.0%

Pharmaceuticals
Allergan PLC (Ireland)	658	151,544	2.3%
Grifols SA (Spain)	5,701	91,045	1.4%
Novo Nordisk A/S (Denmark)	1,991	82,806	1.2%
Roche Holding AG (Switzerland) ^	142	35,287	0.5%
Sinopharm Group Co. Ltd. (China) ^	54,644	264,659	3.9%
		625,341	9.3%
Regional Banks
SVB Financial Group (United States) *	677	74,836	1.1%
Research & Consulting Services
Nielsen Holdings PLC (United Kingdom)	1,656	88,712	1.3%
Semiconductor Equipment
ASML Holding NV (Netherlands)	583	63,885	1.0%
Semiconductors
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2,055	62,862	0.9%
Specialty Chemicals
Croda International PLC (United Kingdom) ^	1,033	46,613	0.7%
The Sherwin-Williams Co. (United States)	213	58,929	0.9%
		105,542	1.6%
Systems Software
Adobe Systems, Inc. (United States) *	1,299	140,993	2.1%
Trading Companies & Distributors
Bunzl PLC (United Kingdom) ^	1,943	57,296	0.9%
Total Common Stocks
(Cost $6,142,072)		6,525,266	97.2%
Short-Term Investment
Money Market Mutual Fund
Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class, 0.31% «	174,806	174,806	2.6%
Total Short-Term Investment
(Cost $174,806)		174,806	2.6%
Total Investments
(Cost $6,316,878)		6,700,072	99.8%
Other Assets in Excess of Liabilities		12,532	0.2%
TOTAL NET ASSETS		$6,712,604	100.0%

Notes to Schedule of Investments
*	Non-Income Producing
^	Fair Valued Security - See Summary of Fair Value Exposure
«	7-Day Yield
Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chautauqua Global Growth Fund
Schedule of Investments, September 30, 2016 (Unaudited)
Summary of Fair Value Exposure at September 30, 2016 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Management has determined that these standards have no material impact on the Fund's financial statements. The fair value hierarchy is organized into three levels based upon the assumptions
(referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$4,075,193	$2,450,073	$-	$6,525,266
Total Equity	4,075,193	2,450,073	-	6,525,266

Short-Term Investment
Money Market Mutual Fund	174,806	-	-	$174,806
Total Short-Term Investment	174,806	-	-	174,806

Total Investments*	$4,249,999	$2,450,073	$-	$6,700,072

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.
The Fund has retained an independent fair value pricing service to assist in valuing foreign securities in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the Fund calculates its NAV. The fair value pricing service uses statistical data based on historical performance of securities and markets, and other data in developing factors used to estimate fair value for that day.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows:

	Baird Ultra Short Bond Fund	Baird Short-Term Bond Fund	Baird Intermediate Bond Fund	Baird Aggregate Bond Fund	Baird Core Plus Bond Fund
Cost of investments	$325,176,820	$3,828,354,343	$2,191,967,998	$9,882,610,328	$12,376,040,036
Gross unrealized appreciation	$344,292	$27,580,432	$53,435,895	$270,918,211	$348,426,017
Gross unrealized depreciation	(259,330)	(4,714,705)	(7,167,665)	(23,908,795)	(51,328,230)
Net unrealized appreciation	$84,962	$22,865,727	$46,268,230	$247,009,416	$297,097,787

	Baird Short-Term Municipal Bond Fund	Baird Quality Intermediate Municipal Bond Fund	Baird Core Intermediate Municipal Bond Fund
Cost of investments	$47,382,593	$1,188,509,163	$81,771,390
Gross unrealized appreciation	$192,463	$53,716,841	$1,690,332
Gross unrealized depreciation	(66,320)	(1,255,102)	(166,990)
Net unrealized appreciation	$126,143	$52,461,739	$1,523,342

	Baird LargeCap Fund	Baird MidCap Fund	Baird Small/Mid Cap Value Fund
Cost of investments	$35,630,978	$1,057,145,044	$9,836,653
Gross unrealized appreciation	$3,795,354	$241,966,345	$771,495
Gross unrealized depreciation	(725,450)	(27,361,146)	(404,267)
Net unrealized appreciation	$3,069,904	$214,605,199	$367,228

	Baird SmallCap Value Fund	Chautauqua International Growth Fund	Chautauqua Global Growth Fund
Cost of investments	$24,308,401	$12,766,139	$6,316,878
Gross unrealized appreciation	$5,831,338	$785,589	$525,680
Gross unrealized depreciation	(814,234)	(401,226)	(142,486)
Net unrealized appreciation	$5,017,104	$384,363	$383,194

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days prior to the filing date of this Form N-Q.  Based on such evaluation, the Registrant’s principal executive and principal financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the applicable time periods.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BAIRD FUNDS, INC.

By  /s/ Mary Ellen Stanek
 Mary Ellen Stanek, President

Date November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By  /s/ Mary Ellen Stanek
  Mary Ellen Stanek, President

Date November 29, 2016

By  /s/ Terrance P. Maxwell
Terrance P. Maxwell, Treasurer

Date November 29, 2016